UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22980

Angel Oak Funds Trust
(Exact name of registrant as specified in charter)

3344 Peachtree Rd. NE, Suite 1725

Atlanta, Georgia 30326
(Address of principal executive offices) (Zip code)

Ward Bortz, President

3344 Peachtree Rd. NE, Suite 1725

Atlanta, Georgia 30326

(Name and address of agent for service)

Copy to:

Stephen T. Cohen

Matthew E. Barsamian

Dechert LLP

1900 K Street NW

Washington, DC 20006

404-953-4900

Registrant’s telephone number, including area code

Date of fiscal year end: January 31

Date of reporting period: July 31, 2025

Item 1. Reports to Stockholders.

(a)	The following are copies of the reports transmitted to each Fund’s shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Angel Oak Multi-Strategy Income Fund
Class A | ANGLX
Semi-Annual Shareholder Report | July 31, 2025
This semi-annual shareholder report contains important information about the Angel Oak Multi-Strategy Income Fund (the Fund) for the period of  February 1, 2025 to July 31, 2025. You can find additional information about the Fund at https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$78	1.54%
*	Annualized.
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund’s Class A shares returned 3.39%, without sales charges, for the six-month period ending July 31, 2025. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, the Fund’s benchmark, by 19 basis points, as the benchmark returned 3.20% over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund benefited from higher current income and spread outperformance within credit allocations, most notably in non-agency residential mortgage-backed securities (RMBS) and asset-backed securities (ABS). A shorter interest rate duration was the primary detractor from relative performance.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund reduced its allocation to non-agency RMBS to realize gains following spread compression while increasing exposure to agency RMBS to strengthen credit quality and position for potential spread tightening. Allocations to ABS and high-yield corporates were also increased in anticipation of further spread improvement.

Top Contributors
↑	Non-agency RMBS; ABS

Top Detractors
↓	Interest rate duration positioning
Angel Oak Multi-Strategy Income Fund	PAGE 1	TSR-SAR-03463K307

HOW DID THE FUND PERFORM  OVER THE PAST 10 YEARS?* (as of July 31, 2025)
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	5.97	2.02	1.97
Class A (with maximum 2.25% sales charge)	3.57	1.56	1.73
Bloomberg U.S. Aggregate Bond Index	3.38	-1.07	1.66
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://angeloakcapital.com/investments/ for more recent performance information.
KEY FUND STATISTICS (as of July 31, 2025)

Net Assets	$2,701,609,209	Effective Duration	4.25 years
Number of Holdings	1,098	30-Day SEC Yield (Class A)	6.14%
Net Advisory Fee	$12,222,617	30-Day SEC Yield Unsubsidized (Class A)	6.14%
Portfolio Turnover	41%	Weighted Average Life	6.34 years
Average Credit Quality	BBB	Distribution Yield (Class A)	5.34%
Angel Oak Multi-Strategy Income Fund	PAGE 2	TSR-SAR-03463K307

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Top Security Types (% of net assets)

Residential Mortgage-Backed Securities	47.3%
Asset-Backed Securities	18.4%
Residential Mortgage-Backed Securities - U.S. Government Agency	10.8%
Collateralized Loan Obligations	7.8%
Corporate Obligations	6.6%
Commercial Mortgage-Backed Securities	4.6%
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	4.1%
Commercial Mortgage-Backed Securities - U.S. Government Agency	3.2%
Money Market Funds	2.9%
Cash & Other	-5.7%
Top 10 Issuers (% of net assets)

Federal National Mortgage Association	9.7%
Federal Home Loan Mortgage Corp.	7.8%
Saluda Grade Mortgage Funding LLC	4.0%
JP Morgan Mortgage Trust	4.0%
GS Mortgage-Backed Securities Trust	4.0%
First American Government Obligations Fund	2.9%
Exeter Automobile Receivables Trust	2.5%
Credit Suisse Mortgage Capital Certificates	2.4%
Helios Loan Funding Trust	2.3%
Verus Securitization Trust	2.1%
Credit Ratings Breakdown (% of net assets)*

AAA	8.9%
AA	19.5%
A	5.8%
BBB	11.7%
BB	23.9%
B	5.4%
CCC	3.2%
CC	0.3%
C	0.1%
NR	21.2%
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.
Angel Oak Multi-Strategy Income Fund	PAGE 3	TSR-SAR-03463K307

Material Fund Changes:
Effective April 1, 2025, the ultimate parent of the Fund’s investment adviser announced a strategic partnership with Brookfield Asset Management Ltd. (“Brookfield”) in which Brookfield has agreed to acquire a majority of the ultimate parent of the Fund’s investment adviser (the “Transaction”). The Transaction is not expected to result in any material change in the day-to-day management of the Fund.
This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund’s current prospectus, dated May 31, 2025, as supplemented to date, which is available at https://angeloakcapital.com/resources/  or upon request at 1-855-751-4324.

AVAILABILITY OF ADDITIONAL INFORMATION
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://angeloakcapital.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Angel Oak Capital Advisors, LLC documents not be householded, please contact Angel Oak Capital Advisors, LLC at 1-855-751-4324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Angel Oak Capital Advisors, LLC or your financial intermediary.
Angel Oak Multi-Strategy Income Fund	PAGE 4	TSR-SAR-03463K307

Angel Oak Multi-Strategy Income Fund
Class C | ANGCX
Semi-Annual Shareholder Report | July 31, 2025
This semi-annual shareholder report contains important information about the Angel Oak Multi-Strategy Income Fund (the Fund) for the period of  February 1, 2025 to July 31, 2025. You can find additional information about the Fund at https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$115	2.29%
*	Annualized.
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund’s Class C shares returned 2.93%, without sales charges, for the six-month period ending July 31, 2025. The Fund underperformed the Bloomberg U.S. Aggregate Bond Index, the Fund’s benchmark, by 27 basis points, as the benchmark returned 3.20% over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund benefited from higher current income and spread outperformance within credit allocations, most notably in non-agency residential mortgage-backed securities (RMBS) and asset-backed securities (ABS). A shorter interest rate duration was the primary detractor from relative performance.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund reduced its allocation to non-agency RMBS to realize gains following spread compression while increasing exposure to agency RMBS to strengthen credit quality and position for potential spread tightening. Allocations to ABS and high-yield corporates were also increased in anticipation of further spread improvement.

Top Contributors
↑	Non-agency RMBS; ABS

Top Detractors
↓	Interest rate duration positioning
Angel Oak Multi-Strategy Income Fund	PAGE 1	TSR-SAR-03463K505

HOW DID THE FUND PERFORM  SINCE INCEPTION?* (as of July 31, 2025)
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/04/2015)
Class C (without sales charge)	5.14	1.25	1.20
Class C (with maximum 1.00% deferred sales charge)	4.14	1.25	1.20
Bloomberg U.S. Aggregate Bond Index	3.38	-1.07	1.67
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://angeloakcapital.com/investments/ for more recent performance information.
KEY FUND STATISTICS (as of July 31, 2025)

Net Assets	$2,701,609,209	Effective Duration	4.25 years
Number of Holdings	1,098	30-Day SEC Yield (Class C)	5.53%
Net Advisory Fee	$12,222,617	30-Day SEC Yield Unsubsidized (Class C)	5.53%
Portfolio Turnover	41%	Weighted Average Life	6.34 years
Average Credit Quality	BBB	Distribution Yield (Class C)	4.64%
Angel Oak Multi-Strategy Income Fund	PAGE 2	TSR-SAR-03463K505

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Top Security Types (% of net assets)

Residential Mortgage-Backed Securities	47.3%
Asset-Backed Securities	18.4%
Residential Mortgage-Backed Securities - U.S. Government Agency	10.8%
Collateralized Loan Obligations	7.8%
Corporate Obligations	6.6%
Commercial Mortgage-Backed Securities	4.6%
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	4.1%
Commercial Mortgage-Backed Securities - U.S. Government Agency	3.2%
Money Market Funds	2.9%
Cash & Other	-5.7%
Top 10 Issuers (% of net assets)

Federal National Mortgage Association	9.7%
Federal Home Loan Mortgage Corp.	7.8%
Saluda Grade Mortgage Funding LLC	4.0%
JP Morgan Mortgage Trust	4.0%
GS Mortgage-Backed Securities Trust	4.0%
First American Government Obligations Fund	2.9%
Exeter Automobile Receivables Trust	2.5%
Credit Suisse Mortgage Capital Certificates	2.4%
Helios Loan Funding Trust	2.3%
Verus Securitization Trust	2.1%
Credit Ratings Breakdown (% of net assets)*

AAA	8.9%
AA	19.5%
A	5.8%
BBB	11.7%
BB	23.9%
B	5.4%
CCC	3.2%
CC	0.3%
C	0.1%
NR	21.2%
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.
Angel Oak Multi-Strategy Income Fund	PAGE 3	TSR-SAR-03463K505

Material Fund Changes:
Effective April 1, 2025, the ultimate parent of the Fund’s investment adviser announced a strategic partnership with Brookfield Asset Management Ltd. (“Brookfield”) in which Brookfield has agreed to acquire a majority of the ultimate parent of the Fund’s investment adviser (the “Transaction”). The Transaction is not expected to result in any material change in the day-to-day management of the Fund.
This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund’s current prospectus, dated May 31, 2025, as supplemented to date, which is available at https://angeloakcapital.com/resources/  or upon request at 1-855-751-4324.

AVAILABILITY OF ADDITIONAL INFORMATION
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://angeloakcapital.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Angel Oak Capital Advisors, LLC documents not be householded, please contact Angel Oak Capital Advisors, LLC at 1-855-751-4324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Angel Oak Capital Advisors, LLC or your financial intermediary.
Angel Oak Multi-Strategy Income Fund	PAGE 4	TSR-SAR-03463K505

Angel Oak Multi-Strategy Income Fund
Institutional Class | ANGIX
Semi-Annual Shareholder Report | July 31, 2025
This semi-annual shareholder report contains important information about the Angel Oak Multi-Strategy Income Fund (the Fund) for the period of  February 1, 2025 to July 31, 2025. You can find additional information about the Fund at https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$65	1.29%
*	Annualized.
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund’s Institutional Class shares returned 3.53% for the six-month period ending July 31, 2025. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, the Fund’s benchmark, by 33 basis points, as the benchmark returned 3.20% over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund benefited from higher current income and spread outperformance within credit allocations, most notably in non-agency residential mortgage-backed securities (RMBS) and asset-backed securities (ABS). A shorter interest rate duration was the primary detractor from relative performance.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund reduced its allocation to non-agency RMBS to realize gains following spread compression while increasing exposure to agency RMBS to strengthen credit quality and position for potential spread tightening. Allocations to ABS and high-yield corporates were also increased in anticipation of further spread improvement.

Top Contributors
↑	Non-agency RMBS; ABS

Top Detractors
↓	Interest rate duration positioning
Angel Oak Multi-Strategy Income Fund	PAGE 1	TSR-SAR-03463K406

HOW DID THE FUND PERFORM  OVER THE PAST 10 YEARS?* (as of July 31, 2025)
The $500,000 chart reflects a hypothetical $500,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $500,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	6.13	2.28	2.22
Bloomberg U.S. Aggregate Bond Index	3.38	-1.07	1.66
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://angeloakcapital.com/investments/ for more recent performance information.
KEY FUND STATISTICS (as of July 31, 2025)

Net Assets	$2,701,609,209	Effective Duration	4.25 years
Number of Holdings	1,098	30-Day SEC Yield (Institutional Class)	6.54%
Net Advisory Fee	$12,222,617	30-Day SEC Yield Unsubsidized (Institutional Class)	6.54%
Portfolio Turnover	41%	Weighted Average Life	6.34 years
Average Credit Quality	BBB	Distribution Yield (Institutional Class)	5.62%
Angel Oak Multi-Strategy Income Fund	PAGE 2	TSR-SAR-03463K406

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Top Security Types (% of net assets)

Residential Mortgage-Backed Securities	47.3%
Asset-Backed Securities	18.4%
Residential Mortgage-Backed Securities - U.S. Government Agency	10.8%
Collateralized Loan Obligations	7.8%
Corporate Obligations	6.6%
Commercial Mortgage-Backed Securities	4.6%
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	4.1%
Commercial Mortgage-Backed Securities - U.S. Government Agency	3.2%
Money Market Funds	2.9%
Cash & Other	-5.7%
Top 10 Issuers (% of net assets)

Federal National Mortgage Association	9.7%
Federal Home Loan Mortgage Corp.	7.8%
Saluda Grade Mortgage Funding LLC	4.0%
JP Morgan Mortgage Trust	4.0%
GS Mortgage-Backed Securities Trust	4.0%
First American Government Obligations Fund	2.9%
Exeter Automobile Receivables Trust	2.5%
Credit Suisse Mortgage Capital Certificates	2.4%
Helios Loan Funding Trust	2.3%
Verus Securitization Trust	2.1%
Credit Ratings Breakdown (% of net assets)*

AAA	8.9%
AA	19.5%
A	5.8%
BBB	11.7%
BB	23.9%
B	5.4%
CCC	3.2%
CC	0.3%
C	0.1%
NR	21.2%
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.
Material Fund Changes:
Effective April 1, 2025, the ultimate parent of the Fund’s investment adviser announced a strategic partnership with Brookfield Asset Management Ltd. (“Brookfield”) in which Brookfield has agreed to acquire a majority of the ultimate parent of the Fund’s investment adviser (the “Transaction”). The Transaction is not expected to result in any material change in the day-to-day management of the Fund.
This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund’s current prospectus, dated May 31, 2025, as supplemented to date, which is available at https://angeloakcapital.com/resources/  or upon request at 1-855-751-4324.

AVAILABILITY OF ADDITIONAL INFORMATION
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://angeloakcapital.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Angel Oak Capital Advisors, LLC documents not be householded, please contact Angel Oak Capital Advisors, LLC at 1-855-751-4324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Angel Oak Capital Advisors, LLC or your financial intermediary.
Angel Oak Multi-Strategy Income Fund	PAGE 3	TSR-SAR-03463K406

Angel Oak UltraShort Income Fund
Class A | AOUAX
Semi-Annual Shareholder Report | July 31, 2025
This semi-annual shareholder report contains important information about the Angel Oak UltraShort Income Fund (the Fund) for the period of  February 1, 2025 to July 31, 2025. You can find additional information about the Fund at https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$30	0.60%
*	Annualized.
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund’s Class A shares returned 2.50% for the six-month period ending July 31, 2025. The Fund outperformed the Bloomberg Short Treasury: 9-12 Months Index and the Bloomberg Short-Term Government/Corporate Index, the Fund’s performance benchmarks, by 56 basis points (bps) and 42 bps, respectively, as the performance benchmarks returned 1.94% and 2.08%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund outperformed its performance benchmarks during the period, supported by overweight allocations to investment-grade (IG) asset-backed securities (ABS), non-agency residential mortgage-backed securities (RMBS), collateralized loan obligations (CLOs), and IG corporates. Higher income, stronger yields, and tighter spreads across these sectors further enhanced relative performance.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund maintained an overweight to securitized credit, with increased allocations to IG ABS, non-agency RMBS, and CLOs, all of which contributed positively.

Top Contributors
↑	High income relative to performance benchmarks; investment-grade securitized credit

Top Detractors
↓	Cash and government allocations with lower yield versus credit sectors
Angel Oak UltraShort Income Fund	PAGE 1	TSR-SAR-03463K844

HOW DID THE FUND PERFORM  SINCE INCEPTION?* (as of July 31, 2025)
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/30/2018)
Class A	5.46	2.88	2.81
Bloomberg U.S. Aggregate Bond Index	3.38	-1.07	1.76
Bloomberg Short Treasury: 9-12 Months Index	4.52	2.38	2.47
Bloomberg Short Term Government/Corporate Index	4.72	2.75	2.64
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://angeloakcapital.com/investments/ for more recent performance information.
KEY FUND STATISTICS (as of July 31, 2025)

Net Assets	$660,246,034	Effective Duration	0.79 years
Number of Holdings	437	30-Day SEC Yield (Class A)	4.70%
Net Advisory Fee	$705,667	30-Day SEC Yield Unsubsidized (Class A)	4.50%
Portfolio Turnover	38%	Weighted Average Life	1.58 years
Average Credit Quality	A	Distribution Yield (Class A)	4.82%
Angel Oak UltraShort Income Fund	PAGE 2	TSR-SAR-03463K844

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Top Security Types (% of net assets)

Asset-Backed Securities	31.3%
Commercial Mortgage-Backed Securities - U.S. Government Agency	18.3%
Corporate Obligations	16.1%
Collateralized Loan Obligations	14.7%
Residential Mortgage-Backed Securities	13.8%
Money Market Funds	3.0%
Commercial Mortgage-Backed Securities	2.9%
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	0.8%
Futures Contracts	0.2%
Cash & Other	-1.1%
Top 10 Issuers (% of net assets)

Federal Home Loan Mortgage Corp.	18.0%
Pagaya AI Debt Selection Trust	9.4%
First American Government Obligations Fund	3.0%
Avis Budget Car Rental LLC	1.6%
Vista Point Securitization Trust	1.6%
GS Mortgage-Backed Securities Trust	1.5%
ACHV ABS Trust	1.4%
American Credit Acceptance Receivables Trust	1.4%
Onslow Bay Mortgage Loan Trust	1.3%
Federal National Mortgage Association	1.3%
Credit Ratings Breakdown (% of net assets)*

AAA	31.5%
AA	25.3%
A	20.1%
BBB	18.2%
BB	2.4%
B	0.7%
CCC	0.0%
CC	0.0%
C	0.1%
NR	1.7%
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.
Material Fund Changes:
Effective April 1, 2025, the ultimate parent of the Fund’s investment adviser announced a strategic partnership with Brookfield Asset Management Ltd. (“Brookfield”) in which Brookfield has agreed to acquire a majority of the ultimate parent of the Fund’s investment adviser (the “Transaction”). The Transaction is not expected to result in any material change in the day-to-day management of the Fund.
This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund’s current prospectus, dated May 31, 2025, as supplemented to date, which is available at https://angeloakcapital.com/resources/  or upon request at 1-855-751-4324.

AVAILABILITY OF ADDITIONAL INFORMATION
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://angeloakcapital.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Angel Oak Capital Advisors, LLC documents not be householded, please contact Angel Oak Capital Advisors, LLC at 1-855-751-4324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Angel Oak Capital Advisors, LLC or your financial intermediary.
Angel Oak UltraShort Income Fund	PAGE 3	TSR-SAR-03463K844

Angel Oak UltraShort Income Fund
Class A1 | AOUNX
Semi-Annual Shareholder Report | July 31, 2025
This semi-annual shareholder report contains important information about the Angel Oak UltraShort Income Fund (the Fund) for the period of  February 1, 2025 to July 31, 2025. You can find additional information about the Fund at https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$30	0.60%
*	Annualized.
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund’s Class A1 shares returned 2.50%, without sales charges, for the six-month period ending July 31, 2025. The Fund outperformed the Bloomberg Short Treasury: 9-12 Months Index and the Bloomberg Short-Term Government/Corporate Index, the Fund’s performance benchmarks, by 56 basis points (bps) and 42 bps, respectively, as the performance benchmarks returned 1.94% and 2.08%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund outperformed its performance benchmarks during the period, supported by overweight allocations to investment-grade (IG) asset-backed securities (ABS), non-agency residential mortgage-backed securities (RMBS), collateralized loan obligations (CLOs), and IG corporates. Higher income, stronger yields, and tighter spreads across these sectors further enhanced relative performance.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund maintained an overweight to securitized credit, with increased allocations to IG ABS, non-agency RMBS, and CLOs, all of which contributed positively.

Top Contributors
↑	High income relative to performance benchmarks; investment-grade securitized credit

Top Detractors
↓	Cash and government allocations with lower yield versus credit sectors
Angel Oak UltraShort Income Fund	PAGE 1	TSR-SAR-03463K778

HOW DID THE FUND PERFORM  SINCE INCEPTION?* (as of July 31, 2025)
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/22/2022)
Class A1 (without sales charge)	5.47	4.92
Class A1 (with maximum 1.50% sales charge)	3.39	4.39
Bloomberg U.S. Aggregate Bond Index	3.38	1.84
Bloomberg Short Treasury: 9-12 Months Index	4.52	4.24
Bloomberg Short Term Government/Corporate Index	4.72	4.62
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://angeloakcapital.com/investments/ for more recent performance information.
KEY FUND STATISTICS (as of July 31, 2025)

Net Assets	$660,246,034	Effective Duration	0.79 years
Number of Holdings	437	30-Day SEC Yield (Class A1)	4.74%
Net Advisory Fee	$705,667	30-Day SEC Yield Unsubsidized (Class A1)	4.53%
Portfolio Turnover	38%	Weighted Average Life	1.58 years
Average Credit Quality	A	Distribution Yield (Class A1)	4.83%
Angel Oak UltraShort Income Fund	PAGE 2	TSR-SAR-03463K778

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Top Security Types (% of net assets)

Asset-Backed Securities	31.3%
Commercial Mortgage-Backed Securities - U.S. Government Agency	18.3%
Corporate Obligations	16.1%
Collateralized Loan Obligations	14.7%
Residential Mortgage-Backed Securities	13.8%
Money Market Funds	3.0%
Commercial Mortgage-Backed Securities	2.9%
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	0.8%
Futures Contracts	0.2%
Cash & Other	-1.1%
Top 10 Issuers (% of net assets)

Federal Home Loan Mortgage Corp.	18.0%
Pagaya AI Debt Selection Trust	9.4%
First American Government Obligations Fund	3.0%
Avis Budget Car Rental LLC	1.6%
Vista Point Securitization Trust	1.6%
GS Mortgage-Backed Securities Trust	1.5%
ACHV ABS Trust	1.4%
American Credit Acceptance Receivables Trust	1.4%
Onslow Bay Mortgage Loan Trust	1.3%
Federal National Mortgage Association	1.3%
Credit Ratings Breakdown (% of net assets)*

AAA	31.5%
AA	25.3%
A	20.1%
BBB	18.2%
BB	2.4%
B	0.7%
CCC	0.0%
CC	0.0%
C	0.1%
NR	1.7%
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.
Material Fund Changes:
Effective April 1, 2025, the ultimate parent of the Fund’s investment adviser announced a strategic partnership with Brookfield Asset Management Ltd. (“Brookfield”) in which Brookfield has agreed to acquire a majority of the ultimate parent of the Fund’s investment adviser (the “Transaction”). The Transaction is not expected to result in any material change in the day-to-day management of the Fund.
This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund’s current prospectus, dated May 31, 2025, as supplemented to date, which is available at https://angeloakcapital.com/resources/  or upon request at 1-855-751-4324.

AVAILABILITY OF ADDITIONAL INFORMATION
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://angeloakcapital.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Angel Oak Capital Advisors, LLC documents not be householded, please contact Angel Oak Capital Advisors, LLC at 1-855-751-4324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Angel Oak Capital Advisors, LLC or your financial intermediary.
Angel Oak UltraShort Income Fund	PAGE 3	TSR-SAR-03463K778

Angel Oak UltraShort Income Fund
Institutional Class | AOUIX
Semi-Annual Shareholder Report | July 31, 2025
This semi-annual shareholder report contains important information about the Angel Oak UltraShort Income Fund (the Fund) for the period of  February 1, 2025 to July 31, 2025. You can find additional information about the Fund at https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$18	0.35%
*	Annualized.
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund’s Institutional Class shares returned 2.62% for the six-month period ending July 31, 2025. The Fund outperformed the Bloomberg Short Treasury: 9-12 Months Index and the Bloomberg Short-Term Government/Corporate Index, the Fund’s performance benchmarks, by 68 basis points (bps) and 54 bps, respectively, as the performance benchmarks returned 1.94% and 2.08%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund outperformed its performance benchmarks during the period, supported by overweight allocations to investment-grade (IG) asset-backed securities (ABS), non-agency residential mortgage-backed securities (RMBS), collateralized loan obligations (CLOs), and IG corporates. Higher income, stronger yields, and tighter spreads across these sectors further enhanced relative performance.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund maintained an overweight to securitized credit, with increased allocations to IG ABS, non-agency RMBS, and CLOs, all of which contributed positively.

Top Contributors
↑	High income relative to performance benchmarks; investment-grade securitized credit

Top Detractors
↓	Cash and government allocations with lower yield versus credit sectors
Angel Oak UltraShort Income Fund	PAGE 1	TSR-SAR-03463K828

HOW DID THE FUND PERFORM  SINCE INCEPTION?* (as of July 31, 2025)
The $500,000 chart reflects a hypothetical $500,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $500,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/02/2018)
Institutional Class	5.72	3.12	3.08
Bloomberg U.S. Aggregate Bond Index	3.38	-1.07	1.63
Bloomberg Short Treasury: 9-12 Months Index	4.52	2.38	2.45
Bloomberg Short Term Government/Corporate Index	4.72	2.75	2.63
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://angeloakcapital.com/investments/ for more recent performance information.
KEY FUND STATISTICS (as of July 31, 2025)

Net Assets	$660,246,034	Effective Duration	0.79 years
Number of Holdings	437	30-Day SEC Yield (Institutional Class)	5.06%
Net Advisory Fee	$705,667	30-Day SEC Yield Unsubsidized (Institutional Class)	4.86%
Portfolio Turnover	38%	Weighted Average Life	1.58 years
Average Credit Quality	A	Distribution Yield (Institutional Class)	5.08%
Angel Oak UltraShort Income Fund	PAGE 2	TSR-SAR-03463K828

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Top Security Types (% of net assets)

Asset-Backed Securities	31.3%
Commercial Mortgage-Backed Securities - U.S. Government Agency	18.3%
Corporate Obligations	16.1%
Collateralized Loan Obligations	14.7%
Residential Mortgage-Backed Securities	13.8%
Money Market Funds	3.0%
Commercial Mortgage-Backed Securities	2.9%
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	0.8%
Futures Contracts	0.2%
Cash & Other	-1.1%
Top 10 Issuers (% of net assets)

Federal Home Loan Mortgage Corp.	18.0%
Pagaya AI Debt Selection Trust	9.4%
First American Government Obligations Fund	3.0%
Avis Budget Car Rental LLC	1.6%
Vista Point Securitization Trust	1.6%
GS Mortgage-Backed Securities Trust	1.5%
ACHV ABS Trust	1.4%
American Credit Acceptance Receivables Trust	1.4%
Onslow Bay Mortgage Loan Trust	1.3%
Federal National Mortgage Association	1.3%
Credit Ratings Breakdown (% of net assets)*

AAA	31.5%
AA	25.3%
A	20.1%
BBB	18.2%
BB	2.4%
B	0.7%
CCC	0.0%
CC	0.0%
C	0.1%
NR	1.7%
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.
Material Fund Changes:
Effective April 1, 2025, the ultimate parent of the Fund’s investment adviser announced a strategic partnership with Brookfield Asset Management Ltd. (“Brookfield”) in which Brookfield has agreed to acquire a majority of the ultimate parent of the Fund’s investment adviser (the “Transaction”). The Transaction is not expected to result in any material change in the day-to-day management of the Fund.
This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund’s current prospectus, dated May 31, 2025, as supplemented to date, which is available at https://angeloakcapital.com/resources/  or upon request at 1-855-751-4324.

AVAILABILITY OF ADDITIONAL INFORMATION
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://angeloakcapital.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Angel Oak Capital Advisors, LLC documents not be householded, please contact Angel Oak Capital Advisors, LLC at 1-855-751-4324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Angel Oak Capital Advisors, LLC or your financial intermediary.
Angel Oak UltraShort Income Fund	PAGE 3	TSR-SAR-03463K828

Angel Oak High Yield Opportunities ETF
AOHY (Principal U.S. Listing Exchange: Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | July 31, 2025
This semi-annual shareholder report contains important information about the Angel Oak High Yield Opportunities ETF (the Fund) for the period of  February 1, 2025 to July 31, 2025. You can find additional information about the Fund at https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Angel Oak High Yield Opportunities ETF	$28	0.55%
*	Annualized.
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund returned 3.41% based on net asset value (NAV) for the six-month period ending July 31, 2025. The Fund underperformed the Bloomberg U.S. Corporate High Yield Index, the Fund’s performance benchmark, by 21 basis points (bps) based on NAV, as the performance benchmark returned 3.62% over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s underperformance relative to its performance benchmark was primarily due to the drag from its cash allocation during a period when the performance benchmark’s average yield was 7.48%. The high-yield (HY) corporate bond allocation returned 3.51%, marginally trailing the performance benchmark, reflecting the Fund’s conservative positioning and overweight to B- and BB-rated issuers given tight valuations and a cautious long-term risk-reward outlook. Conversely, the HY securitized credit allocation—an out-of-index holding—outperformed, with asset-backed securities (ABS) and non-agency residential mortgage-backed securities (RMBS) exceeding benchmark returns by more than 220 bps and 40 bps, respectively.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund’s out-of-index exposure to securitized credit—specifically HY non-agency RMBS and ABS—proved beneficial, as we viewed these sectors as undervalued relative to HY corporate credit.

Top Contributors
↑	Overweight to HY securitized credit

Top Detractors
↓	Underweight to longer-duration BB-rated issuers during a period when the 5-year Treasury rallied 35 bps and returned 3.68%
↓	Underweight to higher-risk, higher-potential-return CCC-and-below-rated issuers during a period of outperformance
↓	Negative attribution from consumer cyclical holdings, driven primarily by security selection
Angel Oak High Yield Opportunities ETF	PAGE 1	TSR-SAR-03463K745

HOW DID THE FUND PERFORM  OVER THE PAST 10 YEARS?* (as of July 31, 2025)
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Angel Oak High Yield Opportunities ETF NAV	7.79	5.92	5.82
Bloomberg U.S. Aggregate Bond Index	3.38	-1.07	1.66
Bloomberg U.S. Corporate High Yield Index	8.67	5.09	5.49
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://angeloakcapital.com/investments/ for more recent performance information.
KEY FUND STATISTICS (as of July 31, 2025)

Net Assets	$120,622,766	Effective Duration	2.87 years
Number of Holdings	246	30-Day SEC Yield	6.89%
Net Advisory Fee	$320,299	30-Day SEC Yield Unsubsidized	6.89%
Portfolio Turnover	16%	Weighted Average Life	3.60 years
Average Credit Quality	BB	Distribution Yield	7.00%
Angel Oak High Yield Opportunities ETF	PAGE 2	TSR-SAR-03463K745

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Top Sectors (% of net assets)

Financial	19.6%
Energy	15.8%
Consumer, Non-cyclical	12.8%
Industrial	12.0%
Consumer, Cyclical	10.1%
Basic Materials	7.6%
Communications	5.4%
Mortgage Securities	4.6%
Asset-Backed Securities	4.0%
Cash & Other	8.1%
Top 10 Issuers (% of net assets)

First American Government Obligations Fund	3.8%
Venture Global LNG, Inc.	1.8%
Freedom Mortgage Holdings LLC	1.8%
goeasy Ltd.	1.4%
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.	1.3%
Nationstar Mortgage Holdings, Inc.	1.2%
USA Compression Partners LP / USA Compression Finance Corp.	1.2%
Antero Midstream Partners LP / Antero Midstream Finance Corp.	1.1%
Consolidated Energy Finance SA	1.1%
Goodyear Tire & Rubber Co.	1.1%
Credit Ratings Breakdown (% of net assets)*

AAA	3.6%
AA	0.5%
BBB	5.4%
BB	53.3%
B	30.4%
CCC	5.1%
CC	0.1%
NR	1.6%
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.
Material Fund Changes:
Effective April 1, 2025, the ultimate parent of the Fund’s investment adviser announced a strategic partnership with Brookfield Asset Management Ltd. (“Brookfield”) in which Brookfield has agreed to acquire a majority of the ultimate parent of the Fund’s investment adviser (the “Transaction”). The Transaction is not expected to result in any material change in the day-to-day management of the Fund.
This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund’s current prospectus, dated May 31, 2025, as supplemented to date, which is available at https://angeloakcapital.com/resources/  or upon request at 1-855-751-4324.

AVAILABILITY OF ADDITIONAL INFORMATION
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://angeloakcapital.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Angel Oak Capital Advisors, LLC documents not be householded, please contact Angel Oak Capital Advisors, LLC at 1-855-751-4324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Angel Oak Capital Advisors, LLC or your financial intermediary.
Angel Oak High Yield Opportunities ETF	PAGE 3	TSR-SAR-03463K745

Angel Oak Mortgage-Backed Securities ETF
MBS (Principal U.S. Listing Exchange: Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | July 31, 2025
This semi-annual shareholder report contains important information about the Angel Oak Mortgage-Backed Securities ETF (the Fund) for the period of  February 1, 2025 to July 31, 2025. You can find additional information about the Fund at https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Angel Oak Mortgage-Backed Securities ETF	$25	0.49%
*	Annualized.
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund returned 3.38% based on net asset value (NAV) for the six-month period ending July 31, 2025. The Fund outperformed the Bloomberg U.S. Mortgage-Backed Securities Index, the Fund’s performance benchmark, by 10 basis points based on NAV, as the performance benchmark returned 3.28% over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund outperformed its performance benchmark during the period, primarily due to a larger allocation to non-agency residential mortgage-backed securities (RMBS). Although the overweight to higher coupons in the agency RMBS allocation underperformed relative to the benchmark, it helped the Fund better withstand volatility during the period. Stronger yields and tighter spreads in non-agency RMBS further supported relative returns.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund maintained a higher allocation to non-agency RMBS than its performance benchmark, with overweight positions in the non-qualified mortgage (non-QM) and prime jumbo subsectors, both of which generated strong results.

Top Contributors
↑	Investment-grade non-agency RMBS; non-QM subsector; underweight to agency RMBS

Top Detractors
↓	Overweight to higher-coupon agency RMBS
Angel Oak Mortgage-Backed Securities ETF	PAGE 1	TSR-SAR-03463K737

HOW DID THE FUND PERFORM  SINCE INCEPTION?* (as of July 31, 2025)
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/04/2021)
Angel Oak Mortgage-Backed Securities ETF NAV	4.71	0.10
Bloomberg U.S. Aggregate Bond Index	3.38	-0.72
Bloomberg U.S. Mortgage-Backed Securities Index	3.36	-0.73
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://angeloakcapital.com/investments/ for more recent performance information.
KEY FUND STATISTICS (as of July 31, 2025)

Net Assets	$128,726,825	Effective Duration	6.29 years
Number of Holdings	125	30-Day SEC Yield	4.69%
Net Advisory Fee	$425,487	30-Day SEC Yield Unsubsidized	4.39%
Portfolio Turnover	45%	Weighted Average Life	8.76 years
Average Credit Quality	AA	Distribution Yield	7.29%
Angel Oak Mortgage-Backed Securities ETF	PAGE 2	TSR-SAR-03463K737

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Top Security Types (% of net assets)

Residential Mortgage-Backed Securities	60.5%
Residential Mortgage-Backed Securities - U.S. Government Agency	44.1%
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	15.5%
Money Market Funds	2.7%
Commercial Mortgage-Backed Securities - U.S. Government Agency	0.2%
Asset-Backed Securities	0.0%
Futures Contracts	-0.1%
Cash & Other	-22.9%
Top 10 Issuers (% of net assets)

Federal National Mortgage Association	34.7%
Federal Home Loan Mortgage Corp.	25.0%
JP Morgan Mortgage Trust	7.6%
COLT Funding LLC	7.6%
Verus Securitization Trust	6.8%
Pretium Mortgage Credit Partners LLC	4.4%
PRPM LLC	3.6%
SGR Residential Mortgage Trust	3.0%
Credit Suisse Mortgage Capital Certificates	2.9%
First American Government Obligations Fund	2.7%
Credit Ratings Breakdown (% of net assets)*

AAA	25.2%
AA	56.9%
A	4.4%
BBB	5.9%
BB	5.4%
B	0.9%
NR	1.3%
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.
Material Fund Changes:
Effective April 1, 2025, the ultimate parent of the Fund’s investment adviser announced a strategic partnership with Brookfield Asset Management Ltd. (“Brookfield”) in which Brookfield has agreed to acquire a majority of the ultimate parent of the Fund’s investment adviser (the “Transaction”). The Transaction is not expected to result in any material change in the day-to-day management of the Fund.
This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund’s current prospectus, dated May 31, 2025, as supplemented to date, which is available at https://angeloakcapital.com/resources/  or upon request at 1-855-751-4324.

AVAILABILITY OF ADDITIONAL INFORMATION
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://angeloakcapital.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Angel Oak Capital Advisors, LLC documents not be householded, please contact Angel Oak Capital Advisors, LLC at 1-855-751-4324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Angel Oak Capital Advisors, LLC or your financial intermediary.
Angel Oak Mortgage-Backed Securities ETF	PAGE 3	TSR-SAR-03463K737

Angel Oak UltraShort Income ETF
UYLD (Principal U.S. Listing Exchange: Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | July 31, 2025
This semi-annual shareholder report contains important information about the Angel Oak UltraShort Income ETF (the Fund) for the period of  February 1, 2025 to July 31, 2025. You can find additional information about the Fund at https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Angel Oak UltraShort Income ETF	$17	0.34%
*	Annualized.
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund returned 2.57% based on net asset value (NAV) for the six-month period ending July 31, 2025. The Fund outperformed both the Bloomberg U.S. Treasury Bills Index and the Bloomberg Short-Term Government/Corporate Index, the Fund’s performance benchmarks, by 49 basis points, as the performance benchmarks each returned 2.08% over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund outperformed its performance benchmarks during the period, supported by overweight allocations to investment-grade (IG) asset-backed securities (ABS), non-agency residential mortgage-backed securities (RMBS), collateralized loan obligations (CLOs), and IG corporates. Higher income, stronger yields, and tighter spreads across these sectors further enhanced relative performance.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund maintained an overweight to securitized credit, with increased allocations to IG ABS, non-agency RMBS, and CLOs, all of which contributed positively.

Top Contributors
↑	High income relative to performance benchmarks; investment-grade securitized credit

Top Detractors
↓	Cash and government allocations with lower yield versus credit sectors
Angel Oak UltraShort Income ETF	PAGE 1	TSR-SAR-03463K752

HOW DID THE FUND PERFORM  SINCE INCEPTION?* (as of July 31, 2025)
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/24/2022)
Angel Oak UltraShort Income ETF NAV	5.69	6.43
Bloomberg U.S. Aggregate Bond Index	3.38	5.49
Bloomberg Short Term Government/Corporate Index	4.72	4.99
Bloomberg U.S. Treasury Bills Index	4.65	4.94
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://angeloakcapital.com/investments/ for more recent performance information.
KEY FUND STATISTICS (as of July 31, 2025)

Net Assets	$1,050,024,683	Effective Duration	0.80 years
Number of Holdings	474	30-Day SEC Yield	5.04%
Net Advisory Fee	$1,454,778	30-Day SEC Yield Unsubsidized	4.83%
Portfolio Turnover	43%	Weighted Average Life	1.29 years
Average Credit Quality	A	Distribution Yield	5.37%
Angel Oak UltraShort Income ETF	PAGE 2	TSR-SAR-03463K752

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Top Security Types (% of net assets)

Asset-Backed Securities	28.8%
Corporate Obligations	17.5%
Collateralized Loan Obligations	16.1%
Commercial Mortgage-Backed Securities - U.S. Government Agency	14.8%
Residential Mortgage-Backed Securities	10.5%
Money Market Funds	10.4%
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	1.8%
Commercial Mortgage-Backed Securities	1.3%
Common Stocks	0.3%
Cash & Other	-1.5%
Top 10 Issuers (% of net assets)

Federal Home Loan Mortgage Corp.	14.3%
First American Government Obligations Fund	10.4%
Pagaya AI Debt Selection Trust	8.4%
Federal National Mortgage Association	1.9%
ACHV ABS TRUST	1.9%
Avis Budget Car Rental LLC	1.8%
Vista Point Securitization Trust	1.6%
Apidos CLO Ltd.	1.6%
American Credit Acceptance Receivables Trust	1.5%
Marlette Funding Trust	1.4%
Credit Ratings Breakdown (% of net assets)*

AAA	35.0%
AA	22.9%
A	18.7%
BBB	20.6%
BB	1.5%
B	0.6%
NR	0.7%
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.
Material Fund Changes:
Effective April 1, 2025, the ultimate parent of the Fund’s investment adviser announced a strategic partnership with Brookfield Asset Management Ltd. (“Brookfield”) in which Brookfield has agreed to acquire a majority of the ultimate parent of the Fund’s investment adviser (the “Transaction”). The Transaction is not expected to result in any material change in the day-to-day management of the Fund.
Effective February 1, 2025, the Fund’s expense limit was increased from 0.29% to 0.34% of the Fund’s average daily net assets.
This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund’s current prospectus, dated May 31, 2025, as supplemented to date, which is available at https://angeloakcapital.com/resources/ or upon request at 1-855-751-4324.

AVAILABILITY OF ADDITIONAL INFORMATION
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://angeloakcapital.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Angel Oak Capital Advisors, LLC documents not be householded, please contact Angel Oak Capital Advisors, LLC at 1-855-751-4324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Angel Oak Capital Advisors, LLC or your financial intermediary.
Angel Oak UltraShort Income ETF	PAGE 3	TSR-SAR-03463K752

Angel Oak Income ETF
CARY (Principal U.S. Listing Exchange: Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | July 31, 2025
This semi-annual shareholder report contains important information about the Angel Oak Income ETF (the Fund) for the period of  February 1, 2025 to July 31, 2025. You can find additional information about the Fund at https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Angel Oak Income ETF	$40	0.79%
*	Annualized.
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund returned 3.67% based on net asset value (NAV) for the six-month period ending July 31, 2025. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, the Fund’s benchmark, by 47 basis points based on NAV, as the benchmark returned 3.20% over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund outperformed its benchmark, driven by higher current income and spread outperformance within credit allocations, most notably in non-agency residential mortgage-backed securities (RMBS) and asset-backed securities (ABS). A shorter interest rate duration was the primary detractor from relative performance.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund trimmed its allocation to non-agency RMBS to lock in gains following spread compression while increasing allocations to ABS and high-yield corporates in anticipation of further spread tightening.

Top Contributors
↑	Non-agency RMBS; ABS

Top Detractors
↓	Interest rate duration positioning
Angel Oak Income ETF	PAGE 1	TSR-SAR-03463K760

HOW DID THE FUND PERFORM  SINCE INCEPTION?* (as of July 31, 2025)
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (11/07/2022)
Angel Oak Income ETF NAV	6.41	7.80
Bloomberg U.S. Aggregate Bond Index	3.38	5.31
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://angeloakcapital.com/investments/ for more recent performance information.
KEY FUND STATISTICS (as of July 31, 2025)

Net Assets	$551,639,271	Effective Duration	4.21 years
Number of Holdings	635	30-Day SEC Yield	5.82%
Net Advisory Fee	$1,772,845	30-Day SEC Yield Unsubsidized	5.62%
Portfolio Turnover	37%	Weighted Average Life	6.51 years
Average Credit Quality	BBB	Distribution Yield	6.25%
Angel Oak Income ETF	PAGE 2	TSR-SAR-03463K760

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Top Security Types (% of net assets)

Residential Mortgage-Backed Securities	31.4%
Asset-Backed Securities	21.8%
Residential Mortgage-Backed Securities - U.S. Government Agency	20.1%
Collateralized Loan Obligations	10.9%
Corporate Obligations	6.6%
Commercial Mortgage-Backed Securities	3.8%
Exchange Traded Funds	3.7%
Money Market Funds	3.4%
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	0.3%
Cash & Other	-2.0%
Top 10 Issuers (% of net assets)

Federal Home Loan Mortgage Corp.	10.0%
Federal National Mortgage Association	8.9%
Verus Securitization Trust	4.6%
First American Government Obligations Fund	3.4%
PRPM LLC	3.1%
JP Morgan Mortgage Trust	3.1%
Exeter Automobile Receivables Trust	3.1%
COLT Funding LLC	2.3%
CPS Auto Trust	2.3%
Ellington Financial Mortgage Trust	2.3%
Credit Ratings Breakdown (% of net assets)*

AAA	6.8%
AA	22.7%
A	8.4%
BBB	16.3%
BB	30.2%
B	5.8%
CCC	0.1%
NR	9.7%
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.
Material Fund Changes:
Effective April 1, 2025, the ultimate parent of the Fund’s investment adviser announced a strategic partnership with Brookfield Asset Management Ltd. (“Brookfield”) in which Brookfield has agreed to acquire a majority of the ultimate parent of the Fund’s investment adviser (the “Transaction”). The Transaction is not expected to result in any material change in the day-to-day management of the Fund.
This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund’s current prospectus, dated May 31, 2025, as supplemented to date, which is available at https://angeloakcapital.com/resources/  or upon request at 1-855-751-4324.

AVAILABILITY OF ADDITIONAL INFORMATION
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://angeloakcapital.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Angel Oak Capital Advisors, LLC documents not be householded, please contact Angel Oak Capital Advisors, LLC at 1-855-751-4324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Angel Oak Capital Advisors, LLC or your financial intermediary.
Angel Oak Income ETF	PAGE 3	TSR-SAR-03463K760

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Each Fund’s Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The registrant’s Financial Statements are filed herewith.

Angel Oak®
CAPITAL ADVISORS

Angel Oak Funds Trust

Semi-Annual Financial Statements and Additional Information

July 31, 2025 (Unaudited)

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2025 (Unaudited)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — 47.3%
Adjustable Rate Mortgage Trust, Series 2007-2, Class 1A21, 4.96%, 06/25/2037(a)	$1,580,589	$1,293,122
American Home Mortgage Assets LLC
Series 2006-1, Class XC, 0.13%, 05/25/2046(a)(b)	12,865,414	95,796
Series 2006-6, Class XP, 0.04%, 12/25/2046(a)(b)	486,184	3,420
Series 2007-5, Class XP, 0.07%, 06/25/2047(a)(b)	11,537,884	124,759
American Home Mortgage Investment Trust, Series 2006-3, Class 22A1, 6.32% (6 mo. Term SOFR + 2.18%), 12/25/2036, (11.57% Cap)(c)	3,172,271	2,688,484
AMSR Trust, Series 2023-SFR1, Class C, 4.00%, 04/17/2040(d)	1,000,000	958,304
Arroyo Mortgage Trust, Series 2022-1, Class M1, 3.65%, 12/25/2056(d)	2,000,000	1,492,290
ATLX Trust
Series 2024-RPL1, Class A2, 4.34%, 04/25/2064(a)(d)	3,000,000	2,906,229
Series 2024-RPL1, Class M1, 4.34%, 04/25/2064(a)(d)	3,500,000	3,331,157
ATLXM Trust
Series 2024-RPL2, Class A1, 3.85%, 04/25/2063(d)(e)	9,361,052	9,065,467
Series 2024-RPL2, Class M1, 3.85%, 04/25/2063(a)(d)	10,000,000	9,317,260
Banc of America Alternative Loan Trust, Series 2006-9, Class 30PO, 0.00%, 01/25/2037(f)	116,442	65,229
Banc of America Funding Corp.
Series 2007-2, Class 1A16, 5.07% (1 mo. Term SOFR + 0.71%), 03/25/2037, (6.00% Cap)	1,888,508	1,382,939
Series 2007-8, Class 2A1, 7.00%, 10/25/2037(c)	2,741,087	2,144,221
Series 2007-A, Class 2A2, 4.89% (1 mo. Term SOFR + 0.53%), 02/20/2047, (10.50% Cap)	640,171	564,452
Series 2007-C, Class 7A4, 4.91% (1 mo. Term SOFR + 0.55%), 05/20/2047(c)	1,590,884	1,479,301
Series 2014-R1, Class A2, 3.96% (1 mo. LIBOR US + 0.15%), 06/26/2037(c)(d)(g)	3,446,121	3,289,346
Bayview Financial Acquisition Trust, Series 2005-D, Class APO, 0.00%, 12/28/2035(f)	126,801	101,229
BCAP LLC Trust, Series 2013-RR1, Class 6A2, 4.66%, 05/26/2036(a)(d)	2,738,135	1,747,195
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 1A1, 4.94%, 08/25/2035(a)	1,082,640	926,711
Bear Stearns Asset Backed Securities Trust, Series 2005-AC5, Class 1A2, 5.47% (1 mo. Term SOFR + 1.11%), 08/25/2035, (5.50% Cap)	1,057,277	688,455
Bellemeade Re Ltd.
Series 2023-1, Class B1, 11.05% (30 day avg SOFR US + 6.70%), 10/25/2033(d)	538,000	576,960
Series 2023-1, Class M1B, 8.60% (30 day avg SOFR US + 4.25%), 10/25/2033(d)	6,200,000	6,386,217
Series 2024-1, Class M1C, 8.30% (30 day avg SOFR US + 3.95%), 08/25/2034(d)	5,430,000	5,568,259
Series 2024-1, Class M2, 8.95% (30 day avg SOFR US + 4.60%), 08/25/2034(d)	1,000,000	1,039,558

See accompanying notes which are an integral part of these financial statements.

1

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2025 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Boston Lending Trust, Series 2021-1, Class A, 2.00%, 07/25/2061(a)(d)	$3,481,975	$3,285,017
BRAVO Residential Funding Trust
Series 2021-NQM3, Class A2, 1.85%, 04/25/2060(a)(d)	1,513,164	1,404,838
Series 2024-NQM4, Class A2, 4.35%, 01/25/2060(d)(e)	1,356,256	1,326,695
Series 2024-NQM4, Class A3, 4.35%, 01/25/2060(d)(e)	904,171	858,210
Builder Capital Loan Acquisition Trust, Series 2024-NPL1, Class A1B, 9.00%, 09/25/2029(d)(e)	5,000,000	5,083,150
Cascade Funding Mortgage Trust
Series 2024-NR1, Class A1, 6.41%, 11/25/2029(d)(e)	5,628,644	5,698,844
Series 2024-R1, Class M1, 4.00%, 10/25/2054(d)(e)	1,500,000	1,378,811
Cascade MH Asset Trust, Series 2021-MH1, Class B3, 7.69%, 02/25/2046(a)(d)	3,000,000	2,739,114
CC Funding Corp.
Series 2005-4A, Class NIO, 0.41%, 04/25/2037(a)(b)(d)	14,069,040	191,156
Series 2006-1A, Class A1, 4.62% (1 mo. Term SOFR + 0.26%), 12/25/2046(c)(d)	2,482,231	2,287,788
Series 2006-2A, Class A1, 4.60% (1 mo. Term SOFR + 0.24%), 04/25/2047(c)(d)	7,533,909	6,856,889
Series 2006-4A, Class A2, 4.65% (1 mo. Term SOFR + 0.29%), 11/25/2047(c)(d)	2,892,898	2,430,274
Chase Mortgage Finance Corp.
Series 2021-CL1, Class B, 10.85% (30 day avg SOFR US + 6.50%), 02/25/2050(d)	2,159,000	2,017,285
Series 2021-CL1, Class M3, 5.90% (30 day avg SOFR US + 1.55%), 02/25/2050(d)	1,967,559	1,871,792
Series 2021-CL1, Class M4, 7.00% (30 day avg SOFR US + 2.65%), 02/25/2050(d)	2,035,441	1,860,012
Series 2021-CL1, Class M5, 7.60% (30 day avg SOFR US + 3.25%), 02/25/2050(d)	814,076	728,456
Chaseflex Trust, Series 2005-2, Class 5A6, 5.00%, 06/25/2035	1,318,596	753,130
CIM Trust
Series 2019-J1, Class B5, 3.92%, 08/25/2049(a)(d)	613,000	390,881
Series 2021-J1, Class B4, 2.66%, 03/25/2051(a)(d)	1,257,149	659,748
Series 2021-J2, Class B4, 2.67%, 04/25/2051(a)(d)	1,506,376	825,994
Series 2021-J3, Class B4, 2.61%, 06/25/2051(a)(d)	1,281,000	615,052
Series 2025-NR1, Class A1, 5.00%, 06/25/2064(d)(e)	3,190,277	3,166,541
Citimortgage Alternative Loan Trust
Series 2006-A4, Class 1A3, 6.00%, 09/25/2036(c)	2,462,373	2,186,969
Series 2006-A6, Class 1APO, 0.00%, 11/25/2036(f)	69,160	37,526
Series 2006-A7, Class 1A1, 6.00%, 12/25/2036, (7.50% Cap)(a)(c)	1,615,042	1,405,374
Series 2006-A7, Class 1A9, 5.12% (1 mo. Term SOFR + 0.76%), 12/25/2036, (6.00% Cap)(c)	3,517,704	2,849,794
Series 2007-A3, Class 1A2, 5.07% (1 mo. Term SOFR + 0.71%), 03/25/2037, (6.00% Cap)(c)	1,806,985	1,444,836
Series 2007-A3, Class APO, 0.00%, 03/25/2037(f)	83,226	44,053
Series 2007-A4, Class APO, 0.00%, 04/25/2037(f)	64,039	34,405

See accompanying notes which are an integral part of these financial statements.

2

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2025 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2007-A5, Class 1A3, 4.97% (1 mo. Term SOFR + 0.61%), 05/25/2037, (6.10% Cap)(c)	$2,992,721	$2,503,977
CitiMortgage, Inc., Series 2005-2, Class 1APO, 0.00%, 03/25/2035(f)	27,205	18,766
COLT Funding LLC
Series 2020-2R, Class B1, 4.12%, 10/26/2065(a)(d)	3,605,000	3,167,032
Series 2021-3R, Class M1, 2.36%, 12/25/2064(a)(d)	2,862,000	2,358,185
Series 2021-5, Class B1, 4.24%, 11/26/2066(a)(d)	4,085,000	3,471,413
Series 2021-HX1, Class B3A, 4.14%, 10/25/2066(a)(d)	5,510,000	4,080,844
Series 2022-2, Class B1, 3.96%, 02/25/2067(a)(d)	1,750,000	1,405,562
Series 2022-3, Class B1, 4.22%, 02/25/2067(a)(d)	2,362,000	2,043,196
Series 2022-4, Class B1, 4.70%, 03/25/2067(a)(d)	3,535,000	3,145,871
Series 2022-5, Class B1, 4.73%, 03/25/2067(a)(d)	4,714,000	4,367,380
Series 2022-6, Class M1, 4.62%, 06/27/2067(a)(d)	969,978	868,816
Series 2022-7, Class B2, 6.26%, 04/25/2067(a)(d)	4,452,000	4,411,108
Series 2022-8, Class B2, 6.49%, 08/25/2067(a)(d)	1,170,000	1,156,100
Countrywide Alternative Loan Trust
Series 2005-14, Class 2X, 0.06%, 05/25/2035(a)(b)	8,917,558	60,202
Series 2005-16, Class X2, 0.00%, 06/25/2035(a)(b)	14,240,253	142
Series 2005-24, Class 1AX, 0.00%, 07/20/2035(a)(b)	6,058,990	4,465
Series 2005-27, Class 2X1, 0.00%, 08/25/2035(a)(b)	16,047,371	160
Series 2005-38, Class X, 4.79%, 09/25/2035(a)(b)	33,656,013	471
Series 2005-41, Class 2X2, 0.00%, 09/25/2035(a)(b)	3,365,545	6,368
Series 2005-44, Class 1X, 0.02%, 10/25/2035(a)(b)	17,362,417	35,697
Series 2005-44, Class 2X, 5.38%, 10/25/2035(a)(b)	1,611,714	290,967
Series 2005-51, Class 1X, 1.79%, 11/20/2035(a)(b)	12,065,031	830,677
Series 2005-51, Class 3X2, 0.05%, 11/20/2035(a)(b)	9,801,520	59,505
Series 2005-51, Class 4X, 0.03%, 11/20/2035(a)(b)	13,709,917	52,331
Series 2005-56, Class 4X, 0.00%, 11/25/2035(a)(b)	18,303,130	149,335
Series 2005-58R, Class A, 0.08%, 12/20/2035(a)(b)(d)	32,722,018	312,593
Series 2005-59R, Class A, 2.21%, 12/20/2035(a)(b)(d)	9,052,689	715
Series 2005-J11, Class 1A4, 4.87% (1 mo. Term SOFR + 0.51%), 11/25/2035, (5.50% Cap)	2,542,834	1,321,378
Series 2005-J14, Class A8, 5.50%, 12/25/2035	1,396,287	859,473
Series 2006-29T1, Class 2A13, 4.77% (1 mo. Term SOFR + 0.41%), 10/25/2036, (8.00% Cap)	1,970,236	895,825
Series 2006-HY10, Class 1X, 0.48%, 05/25/2036(a)(b)	2,316,296	45,365
Series 2006-OA1, Class 1X, 0.06%, 03/20/2046(a)(b)	7,996,370	69,904
Series 2006-OA10, Class XAD, 0.00%, 08/25/2046(b)(e)	18,407,893	15,610
Series 2006-OA10, Class XNB, 0.00%, 08/25/2046(a)(b)	17,754,616	178
Series 2006-OA10, Class XPP, 0.00%, 08/25/2046(a)(b)	10,555,252	106
Series 2006-OA3, Class X, 0.00%, 05/25/2036(a)(b)	10,151,560	22,851
Countrywide Home Loan Mortgage Pass Through Trust
Series 2004-20, Class X, 0.57%, 10/25/2034(a)(b)	4,207,603	167,606
Series 2004-25, Class 1X, 0.00%, 02/25/2035(a)(b)	10,009,366	100
Series 2004-29, Class 1X, 0.20%, 02/25/2035(a)(b)	1,338,882	13
Series 2005-1, Class 1X, 0.12%, 03/25/2035(a)(b)	2,663,428	109
Series 2005-11, Class 4X, 0.05%, 04/25/2035(a)(b)	3,610,247	175,379

See accompanying notes which are an integral part of these financial statements.

3

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2025 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2005-2, Class 2X, 0.00%, 03/25/2035(a)(b)	$6,458,601	$65
Series 2005-7, Class 3A2, 3.43%, 03/25/2035(a)(c)	3,059,738	2,407,323
Series 2005-7, Class 3X, 0.86%, 03/25/2035(a)(b)	829,796	32,298
Series 2006-12, Class X, 0.13%, 07/25/2036(a)(b)	12,427,648	52,109
Series 2007-18, Class 2A1, 6.50%, 11/25/2037	1,882,073	678,292
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 6A12, 5.50%, 11/25/2035(c)	1,942,856	717,133
Credit Suisse Management LLC, Series 2002-18, Class 2A1, 7.50%, 06/25/2032	1,655,565	1,546,314
Credit Suisse Mortgage Capital Certificates
Series 2006-4, Class 1A1, 5.17% (1 mo. Term SOFR + 0.81%), 05/25/2036, (6.00% Cap)	1,685,501	776,353
Series 2014-3R, Class 1A1, 2.47% (1 mo. LIBOR US + 0.45%), 03/27/2036, (7.50% Cap)(d)(g)	391,142	304,944
Series 2014-7R, Class 8A2, 4.47%, 07/27/2037(a)(d)	2,196,134	1,982,738
Series 2017-RPL3, Class B5, 4.45%, 08/01/2057(a)(d)	6,754,886	5,820,868
Series 2020-RPL4, Class B3, 3.99%, 01/25/2060(a)(d)	10,124,150	6,686,120
Series 2020-RPL4, Class B4, 3.99%, 01/25/2060(a)(d)	10,125,738	5,796,479
Series 2020-RPL4, Class XS, 1.52%, 01/25/2060(a)(b)(d)	162,666,807	4,189,321
Series 2021-AFC1, Class B1, 3.25%, 03/25/2056(a)(d)	3,031,450	1,922,846
Series 2021-AFC1, Class B2, 4.26%, 03/25/2056(a)(d)	1,539,950	1,022,337
Series 2021-INV1, Class AIOS, 0.04%, 07/25/2056(a)(b)(d)	99,472,054	183,327
Series 2021-INV1, Class AX4, 0.40%, 07/25/2056(a)(b)(d)	6,667,690	121,419
Series 2021-INV1, Class B3, 3.08%, 07/25/2056(a)(d)	3,976,747	3,320,961
Series 2021-INV2, Class A11X, 0.00% (-1 x 30 day avg SOFR US + 4.15%), 11/25/2056, (5.00% Cap)(b)(d)(h)	17,758,583	598,446
Series 2021-INV2, Class A15X, 0.50%, 11/25/2056(a)(b)(d)	10,639,639	243,946
Series 2021-INV2, Class AIOS, 0.04%, 11/25/2056(a)(b)(d)	285,724,981	531,448
Series 2021-INV2, Class AX4, 0.15%, 11/25/2056(a)(b)(d)	16,296,031	111,872
Series 2021-NQM2, Class M1, 2.28%, 02/25/2066(a)(d)	1,000,000	764,577
Series 2021-NQM8, Class A2, 2.30%, 10/25/2066(a)(d)	1,406,556	1,151,405
Series 2021-NQM8, Class B1, 4.21%, 10/25/2066(a)(d)	4,346,000	3,426,760
Series 2022-ATH1, Class B1, 4.65%, 01/25/2067(a)(d)	7,220,300	6,494,256
Series 2022-ATH2, Class B1, 4.98%, 05/25/2067(a)(d)	4,450,000	4,080,699
Series 2022-ATH2, Class B2, 4.98%, 05/25/2067(a)(d)	7,000,000	5,979,281
Series 2022-NQM4, Class A3, 4.82%, 06/25/2067(d)(e)	9,130,995	9,082,993
Series 2022-NQM5, Class M1, 5.17%, 05/25/2067(a)(d)	500,000	462,137
Deephaven Residential Mortgage Trust
Series 2021-2, Class B2, 3.93%, 04/25/2066(a)(d)	6,528,000	5,204,135
Series 2021-3, Class B2, 4.13%, 08/25/2066(a)(d)	4,600,000	3,566,127
Series 2022-1, Class B1, 4.26%, 01/25/2067(a)(d)	5,000,000	4,247,565
Series 2022-3, Class B1, 5.27%, 07/25/2067(a)(d)	5,000,000	4,711,200
Deutsche ALT-A Securities, Inc.
Series 2005-5, Class 2A4, 5.50%, 11/25/2035(c)	3,423,967	1,761,176
Series 2006-AB2, Class A8, 4.69%, 06/25/2036(a)(c)	2,253,122	2,050,641
Series 2007-AR1, Class A1, 4.71% (1 mo. Term SOFR + 0.35%), 01/25/2047, (10.50% Cap)(c)	4,763,519	4,514,625

See accompanying notes which are an integral part of these financial statements.

4

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2025 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2007-AR1, Class A2, 4.83% (1 mo. Term SOFR + 0.47%), 01/25/2047, (10.50% Cap)	$827,307	$744,687
Series 2007-BAR1, Class A4, 4.95% (1 mo. Term SOFR + 0.59%), 03/25/2037(c)	83,950,000	5,754,017
Deutsche Mortgage Securities, Inc., Series 2009-RS6, Class A2B, 3.70%, 08/25/2037(a)(c)(d)	6,106,253	5,638,691
Downey Savings & Loan Association Mortgage Loan Trust
Series 2004-AR1, Class X2, 0.01%, 09/19/2044(a)(b)	10,453,467	3,659
Series 2004-AR2, Class C, 0.00%, 11/19/2044(i)	1,000	1
Series 2004-AR2, Class X2, 0.01%, 11/19/2044(a)(b)	9,857,874	9,109
Series 2004-AR4, Class X2, 0.00%, 01/19/2045(a)(b)(c)	9,079,042	536
Series 2005-AR1, Class 1A, 5.01% (1 mo. Term SOFR + 0.65%), 02/19/2045, (10.50% Cap)	15,796,334	12,062,381
Series 2005-AR1, Class C, 0.00%, 02/19/2045(i)	1,000,000	10,000
Series 2005-AR1, Class X2, 0.00%, 02/19/2045(a)(b)	16,660,434	19,309
Series 2005-AR2, Class 2A1C, 4.91% (1 mo. Term SOFR + 0.55%), 03/19/2045, (10.50% Cap)(c)	991,058	967,590
Series 2007-AR1, Class 1A1A, 4.61% (1 mo. Term SOFR + 0.25%), 04/19/2047(c)	30,014,189	24,317,616
DSLA Mortgage Loan Trust, Series 2005-AR2, Class C, 0.00%, 03/19/2045	1	0
Eagle Re Ltd., Series 2021-2, Class M2, 8.60% (30 day avg SOFR US + 4.25%), 04/25/2034(d)	3,000,000	3,084,261
Ellington Financial Mortgage Trust
Series 2021-2, Class B1, 3.20%, 06/25/2066(a)(d)	3,320,000	2,380,324
Series 2021-2, Class M1, 2.30%, 06/25/2066(a)(d)	2,710,000	1,843,022
Series 2021-3, Class B2, 4.29%, 09/25/2066(a)(d)	2,910,000	2,166,047
Series 2022-4, Class AIOS, 0.25%, 09/25/2067(a)(b)(d)	264,240,443	891,283
Series 2022-4, Class B1, 5.90%, 09/25/2067(a)(d)	4,010,100	4,016,905
Series 2022-4, Class B3, 5.90%, 09/25/2067(a)(d)	20,802,921	11,243,792
Series 2022-4, Class X, 0.00%, 09/25/2067(a)(b)(d)	264,240,443	524,517
Series 2024-CES1, Class B1, 7.04%, 01/26/2060(a)(d)	1,550,000	1,543,904
Series 2024-CES1, Class B2, 8.03%, 01/26/2060(a)(d)	1,393,000	1,409,925
Series 2024-CES1, Class B3, 8.72%, 01/26/2060(a)(d)	3,588,553	3,636,988
Series 2024-INV2, Class B3, 7.67%, 10/25/2069(a)(d)	6,155,807	5,623,065
Series 2024-NQM1, Class B2, 7.60%, 11/25/2069(a)(d)	2,897,500	2,791,840
Series 2024-NQM1, Class B3, 7.60%, 11/25/2069(a)(d)	2,739,000	2,570,899
Series 2025-CES2, Class A3, 6.09%, 02/25/2060(d)(e)	2,854,000	2,845,292
Series 2025-NQM1, Class B3, 7.45%, 01/25/2070(a)(d)	5,008,000	4,650,183
FIGRE Trust
Series 2024-HE1, Class C, 6.75%, 03/25/2054(a)(d)	1,077,305	1,092,915
Series 2024-HE4, Class A, 5.06%, 09/25/2054(a)(d)	2,468,596	2,476,175
Flagstar Mortgage Trust
Series 2018-2, Class B5, 4.00%, 04/25/2048(a)(d)	2,554,503	2,230,523
Series 2018-6RR, Class B5, 4.90%, 10/25/2048(a)(d)	2,478,000	2,016,079
Series 2021-1, Class B4, 3.08%, 02/01/2051(a)(d)	2,579,371	2,055,256
Series 2021-1, Class B5, 3.08%, 02/01/2051(a)(d)	1,222,000	624,014

See accompanying notes which are an integral part of these financial statements.

5

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2025 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2021-10IN, Class B5, 3.50%, 10/25/2051(a)(d)	$1,170,647	$893,851
Series 2021-2, Class B4, 2.78%, 04/25/2051(a)(d)	1,340,188	726,926
Series 2021-2, Class B5, 2.78%, 04/25/2051(a)(d)	1,343,000	663,882
Series 2021-6INV, Class B5, 3.48%, 08/25/2051(a)(d)	2,903,616	2,222,456
Series 2021-9INV, Class AX1, 0.46%, 09/25/2041(a)(b)(d)	182,936,090	2,295,299
Series 2021-9INV, Class B4, 2.96%, 09/25/2041(a)(d)	445,209	402,330
Series 2021-9INV, Class B5, 2.96%, 09/25/2041(a)(d)	1,211,408	763,284
GCAT Trust
Series 2021-NQM4, Class A3, 1.56%, 08/25/2066(a)(d)	625,409	510,104
Series 2021-NQM6, Class M1, 3.41%, 08/25/2066(a)(d)	1,250,000	914,829
Goldman Sachs Mortgage Pass-Through Trust, Series 2022-1, Class PT, 4.24%, 02/25/2053(a)(d)	44,282,938	39,887,679
Greenpoint Mortgage Funding Trust
Series 2005-AR1, Class X1, 0.23%, 06/25/2045(a)(b)	11,013,929	76,712
Series 2005-AR3, Class X1, 0.01%, 08/25/2045(a)(b)	20,298,811	219,065
Series 2005-AR4, Class 4A1A, 5.09% (1 mo. Term SOFR + 0.73%), 10/25/2045, (10.50% Cap)	780,833	716,819
Series 2005-AR4, Class X4, 0.00%, 10/25/2045(a)(b)	6,709,546	0
Series 2006-AR3, Class 4X, 1.00%, 04/25/2036(b)	13,672,515	447,105
GS Mortgage Securities Corp.
Series 2014-5R, Class 3B2, 4.73% (1 mo. Term SOFR + 0.26%), 02/26/2037(d)	4,925,633	4,776,091
Series 2014-5R, Class 3B3, 4.73% (1 mo. Term SOFR + 0.26%), 02/26/2037(c)(d)	5,707,000	5,210,462
Series 2014-5R, Class 3B4, 4.73% (1 mo. Term SOFR + 0.26%), 02/26/2037(c)(d)	5,709,149	4,702,352
GS Mortgage-Backed Securities Trust
Series 2019-PJ1, Class B4, 4.02%, 08/25/2049(a)(d)	1,500,000	1,198,047
Series 2019-PJ1, Class B5, 4.02%, 08/25/2049(a)(d)	577,000	407,791
Series 2019-PJ3, Class AIOS, 0.21%, 03/25/2050(a)(b)(d)	24,716,446	246,201
Series 2020-PJ5, Class B5, 3.25%, 03/27/2051(a)(d)	1,683,115	1,029,134
Series 2020-PJ6, Class AX1, 0.03%, 05/25/2051(a)(b)(d)	299,760,474	291,967
Series 2020-PJ6, Class B4, 2.78%, 05/25/2051(a)(d)	1,701,367	1,376,175
Series 2020-PJ6, Class B5, 2.78%, 05/25/2051(a)(c)(d)	1,474,061	895,583
Series 2020-RPL1, Class B1, 3.78%, 07/25/2059(a)(d)	6,323,000	5,136,660
Series 2021-HP1, Class B3, 3.21%, 01/25/2052(a)(d)	3,458,384	2,883,583
Series 2021-HP1, Class B4, 3.21%, 01/25/2052(a)(d)	3,467,773	2,862,068
Series 2021-HP1, Class B5, 3.21%, 01/25/2052(a)(d)	1,392,730	1,114,900
Series 2021-INV1, Class B3, 3.02%, 12/25/2051(a)(d)	3,911,092	3,238,717
Series 2021-MM1, Class A2, 2.50%, 04/25/2052(a)(d)	808,431	654,020
Series 2021-MM1, Class B3, 2.73%, 04/25/2052(a)(c)(d)	2,423,549	2,021,168
Series 2021-MM1, Class B4, 2.73%, 04/25/2052(a)(d)	1,523,773	730,486
Series 2021-PJ1, Class B4, 2.75%, 06/25/2051(a)(d)	2,218,553	1,618,450
Series 2021-PJ1, Class B5, 2.75%, 06/25/2051(a)(d)	1,039,000	514,026
Series 2021-PJ11, Class A2, 2.50%, 04/25/2052(a)(d)	1,190,857	963,396
Series 2021-PJ11, Class B4, 2.86%, 04/25/2052(a)(d)	1,300,000	648,508
Series 2021-PJ3, Class B4, 2.72%, 08/25/2051(a)(d)	1,182,281	939,211

See accompanying notes which are an integral part of these financial statements.

6

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2025 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2021-PJ3, Class B5, 2.72%, 08/25/2051(a)(d)	$1,192,509	$713,874
Series 2021-PJ4, Class AX1, 0.01%, 09/25/2051(a)(b)(d)	430,039,369	237,812
Series 2021-PJ4, Class B4, 2.61%, 09/25/2051(a)(d)	2,509,978	1,453,719
Series 2021-PJ5, Class B4, 2.58%, 10/25/2051(a)(d)	3,501,926	2,358,414
Series 2021-PJ6, Class AX1, 0.02%, 11/25/2051(a)(b)(d)	740,858,516	708,261
Series 2021-PJ6, Class B4, 2.68%, 11/25/2051(a)(d)	5,195,369	3,976,728
Series 2021-PJ7, Class B4, 2.72%, 01/25/2052(a)(d)	7,153,798	5,484,037
Series 2021-PJ8, Class B4, 2.76%, 01/25/2052(a)(d)	3,638,972	2,668,455
Series 2021-PJ8, Class B5, 2.76%, 01/25/2052(a)(d)	1,237,000	592,565
Series 2021-PJ9, Class A13, 2.00%, 02/26/2052(a)(d)	1,500,000	895,937
Series 2021-PJ9, Class B4, 2.93%, 02/26/2052(a)(d)	3,174,707	2,507,539
Series 2021-PJ9, Class B5, 2.93%, 02/26/2052(a)(d)	1,195,441	820,283
Series 2022-GR1, Class B4, 3.19%, 06/25/2052(a)(d)	3,617,189	2,818,662
Series 2022-GR1, Class B5, 3.19%, 06/25/2052(a)(d)	1,135,680	839,644
Series 2022-LTV1, Class A14, 3.00%, 06/25/2052(a)(d)	16,557,500	11,322,002
Series 2022-LTV1, Class A15X, 0.00% (-1 x 30 day avg SOFR US + 4.15%), 06/25/2052, (5.00% Cap)(b)(d)(h)	12,675,489	465,799
Series 2022-LTV1, Class B2, 3.24%, 06/25/2052(a)(c)(d)	4,543,863	3,699,740
Series 2022-LTV1, Class B4, 3.24%, 06/25/2052(a)(d)	4,689,665	3,636,244
Series 2022-LTV1, Class B5, 3.24%, 06/25/2052(a)(d)	732,703	533,701
Series 2022-PJ3, Class A4, 2.50%, 08/25/2052(a)(d)	4,039,031	3,251,638
Series 2023-CCM1, Class B1, 7.41%, 08/25/2053(a)(d)	2,300,000	2,293,905
Series 2023-PJ4, Class A15, 6.00%, 01/25/2054(a)(d)	2,580,919	2,580,901
Series 2023-PJ6, Class A16, 6.50%, 04/25/2054(a)(d)	2,529,205	2,563,819
Series 2024-PJ3, Class B4, 6.12%, 08/25/2054(a)(d)	2,340,000	1,862,909
Series 2024-PJ5, Class B4, 6.90%, 09/25/2054(a)(d)	1,613,000	1,375,479
Series 2024-PJ6, Class B4, 6.74%, 10/25/2054(a)(d)	1,584,000	1,329,185
Series 2024-PJ8, Class B4, 6.90%, 02/25/2055(a)(d)	1,734,000	1,359,761
Series 2024-RPL4, Class M1, 4.00%, 09/25/2061(a)(d)	3,500,000	3,303,055
Series 2025-PJ5, Class A2, 5.50%, 10/25/2055(a)(d)	7,831,026	7,763,022
Series 2025-RPL3, Class A1, 4.10%, 07/25/2065(d)(e)	4,695,939	4,532,497
GSAA Trust
Series 2005-14, Class 2A3, 5.17% (1 mo. Term SOFR + 0.81%), 12/25/2035(c)	1,871,202	1,645,558
Series 2007-2, Class AV1, 4.55% (1 mo. Term SOFR + 0.19%), 03/25/2037	3,271,188	610,001
Series 2007-5, Class 2A1A, 4.71% (1 mo. Term SOFR + 0.35%), 04/25/2047(c)	1,310,797	1,210,472
GSR Mortgage Loan Trust, Series 2005-6F, Class 3A6, 4.80% (1 mo. Term SOFR + 0.44%), 07/25/2035, (7.25% Cap)	1,264,652	1,071,328
Harborview Mortgage Loan Trust
Series 2004-11, Class X1, 0.00%, 01/19/2035(a)(b)	6,631,790	66
Series 2004-7, Class X1, 0.50%, 11/19/2034(a)(b)	879,795	13,114
Series 2004-9, Class 4A2, 5.25% (1 mo. Term SOFR + 0.89%), 12/19/2034(c)	1,422,897	1,256,970
Series 2005-1, Class X, 0.00%, 03/19/2035(a)(b)	4,390,612	6,375
Series 2005-10, Class X, 0.00%, 11/19/2035(a)(b)	21,751,004	218

See accompanying notes which are an integral part of these financial statements.

7

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2025 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2005-11, Class X, 0.00%, 08/19/2045(a)(b)	$6,395,846	$64
Series 2005-12, Class X2B, 0.11%, 10/19/2035(a)(b)	6,883,293	69
Series 2005-13, Class X, 0.00%, 02/19/2036(a)(b)	10,660,002	107
Series 2005-3, Class X2, 0.04%, 06/19/2035(a)(b)	31,304,846	313
Series 2005-8, Class 2XA1, 0.04%, 09/19/2035(a)(b)	21,112,168	211
Series 2006-14, Class 2A1A, 4.77% (1 mo. Term SOFR + 0.41%), 01/25/2047(c)	14,869,858	13,706,886
Series 2007-6, Class 2A1A, 4.66% (1 mo. Term SOFR + 0.30%), 08/19/2037, (10.50% Cap)	1,465,735	1,304,674
Helios Loan Funding Trust, 11.54%, 02/13/2054(a)	57,675,844	61,141,758
Home RE Ltd.
Series 2021-2, Class M2, 7.60% (30 day avg SOFR US + 3.25%), 01/25/2034(d)	8,250,000	8,322,468
Series 2023-1, Class M2, 10.35% (30 day avg SOFR US + 6.00%), 10/25/2033(d)	3,000,000	3,222,552
Homebanc Mortgage Trust, Series 2004-2, Class A2, 5.37% (1 mo. Term SOFR + 1.01%), 12/25/2034, (11.50% Cap)	764,483	733,146
Impac Secured Assets CMN Owner Trust, Series 2006-2, Class 1A2C, 5.03% (1 mo. Term SOFR + 0.67%), 08/25/2036, (11.50% Cap)(c)	2,952,962	2,646,775
Indymac Index Mortgage Loan Trust
Series 2004-AR12, Class AX2, 0.00%, 12/25/2034(a)(b)	1,345,277	13
Series 2005-16IP, Class AX, 0.00%, 07/25/2045(a)(b)	10,874,059	4,861
Series 2005-AR10, Class AX, 0.00%, 06/25/2035(a)(b)	23,369,994	234
Series 2005-AR12, Class AX2, 0.00%, 07/25/2035(a)(b)	37,281,438	373
Series 2005-AR14, Class 2X, 0.01%, 07/25/2035(a)(b)	18,382,756	14,320
Series 2005-AR2, Class AX2, 0.00%, 02/25/2035(a)(b)	8,958,599	0
Series 2005-AR4, Class AX2, 0.00%, 03/25/2035(a)(b)	11,233,598	130,355
Series 2005-AR8, Class AX2, 0.00%, 05/25/2035(a)(b)	14,785,790	148
Series 2006-AR25, Class 5A1, 3.69%, 09/25/2036(a)(c)	3,727,674	2,899,716
Series 2007-AR9, Class 2A1, 3.71%, 04/25/2037(a)(c)	3,027,441	1,868,509
Invitation Homes Trust, Series 2024-SFR1, Class A, 4.00%, 09/17/2041(d)	2,994,870	2,924,125
JP Morgan Chase Commercial Mortgage Securities
Series 2019-LTV1, Class B4, 4.61%, 06/25/2049(a)(d)	3,670,286	3,484,969
Series 2019-LTV1, Class B5, 4.61%, 06/25/2049(a)(d)	1,752,008	1,413,094
JP Morgan Mortgage Trust
Series 2005-ALT1, Class 2A1, 5.33%, 10/25/2035(a)(c)	4,417,421	3,454,931
Series 2006-A6, Class 1A4L, 4.42%, 10/25/2036(a)	1,326,423	999,916
Series 2007-A4, Class 3A3, 5.29%, 06/25/2037(a)	1,104,755	868,316
Series 2019-7, Class AX1, 0.00%, 02/25/2050(a)(b)(d)	17,928,457	54
Series 2019-7, Class B4, 3.95%, 02/25/2050(a)(d)	2,715,715	2,182,832
Series 2019-7, Class B5, 3.95%, 02/25/2050(a)(d)	1,199,000	817,128
Series 2019-8, Class AX1, 0.14%, 03/25/2050(a)(b)(d)	40,617,780	274,292
Series 2019-9, Class B5, 3.79%, 05/25/2050(a)(d)	2,374,490	2,092,657
Series 2019-LTV3, Class B5, 4.34%, 03/25/2050(a)(d)	1,697,514	1,523,899
Series 2020-1, Class B5, 3.82%, 06/25/2050(a)(d)	2,025,043	1,745,296
Series 2020-3, Class B4, 3.83%, 08/25/2050(a)(d)	196,306	173,529

See accompanying notes which are an integral part of these financial statements.

8

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2025 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2020-3, Class B5, 3.83%, 08/25/2050(a)(d)	$1,558,232	$1,341,371
Series 2020-5, Class B5, 3.57%, 12/25/2050(a)(d)	1,655,655	1,262,843
Series 2020-LTV1, Class B5, 4.25%, 06/25/2050(a)(d)	2,687,377	2,382,408
Series 2020-LTV2, Class B5, 4.00%, 11/25/2050(a)(d)	2,943,514	2,481,394
Series 2021-10, Class B5, 2.83%, 12/25/2051(a)(d)	2,291,450	1,571,169
Series 2021-13, Class A5, 2.50%, 04/25/2052(a)(d)	1,500,000	986,511
Series 2021-14, Class A3, 2.50%, 05/25/2052(a)(d)	5,979,987	4,839,669
Series 2021-15, Class B3, 3.11%, 06/25/2052(a)(d)	8,430,784	6,940,399
Series 2021-15, Class B4, 3.11%, 06/25/2052(a)(d)	4,904,866	3,907,300
Series 2021-3, Class B4, 2.93%, 07/25/2051(a)(d)	1,967,749	1,547,440
Series 2021-6, Class B4, 2.83%, 10/25/2051(a)(d)	3,509,845	2,697,688
Series 2021-7, Class B4, 2.80%, 11/25/2051(a)(d)	1,720,797	1,326,502
Series 2021-7, Class B5, 2.80%, 11/25/2051(a)(d)	1,720,797	952,022
Series 2021-8, Class B4, 2.84%, 12/25/2051(a)(d)	2,934,878	2,265,274
Series 2021-INV6, Class A5A, 2.50%, 04/25/2052(a)(d)	1,064,911	859,095
Series 2022-1, Class B4, 3.08%, 07/25/2052(a)(c)(d)	13,828,027	10,704,055
Series 2023-6, Class A3, 5.50%, 12/26/2053(a)(c)(d)	14,890,150	14,729,128
Series 2023-6, Class B4, 6.17%, 12/26/2053(a)(d)	1,551,599	1,292,699
Series 2023-7, Class B4, 6.23%, 02/25/2054(a)(d)	1,035,500	819,619
Series 2023-8, Class B4, 6.23%, 02/25/2054(a)(d)	3,022,004	2,573,928
Series 2023-9, Class B4, 6.35%, 04/25/2054(a)(d)	2,967,892	2,644,997
Series 2024-10, Class B6, 6.98%, 03/25/2055(a)(d)	2,843,931	1,922,278
Series 2024-11, Class A2, 6.00%, 04/25/2055(a)(c)(d)	5,853,351	5,893,089
Series 2024-4, Class B4, 7.12%, 10/25/2054(a)(d)	2,997,274	2,784,141
Series 2024-5, Class B4, 6.92%, 11/25/2054(a)(d)	2,605,974	2,437,847
Series 2024-5, Class B5, 6.92%, 11/25/2054(a)(d)	2,366,000	1,981,799
Series 2024-6, Class B4, 6.92%, 12/25/2054(a)(d)	2,512,639	2,156,593
Series 2024-6, Class B5, 6.92%, 12/25/2054(a)(d)	1,795,000	1,484,273
Series 2024-8, Class B4, 7.02%, 01/25/2055(a)(d)	2,611,000	2,262,865
Series 2024-9, Class B4, 7.00%, 02/25/2055(a)(d)	3,308,734	3,053,501
Series 2024-9, Class B6, 6.78%, 02/25/2055(a)(d)	2,676,609	1,811,168
JP Morgan Wealth Management, Series 2020-ATR1, Class A5, 3.00%, 02/25/2050(a)(d)	2,924,416	2,531,108
JP Morgan Chase Bank NA
Series 2019-CL1, Class M2, 6.17% (1 mo. Term SOFR + 1.81%), 04/25/2047(d)	3,312,230	3,365,461
Series 2019-CL1, Class M4, 7.07% (1 mo. Term SOFR + 2.71%), 04/25/2047(d)	1,226,290	1,266,370
Series 2020-CL1, Class B, 14.47% (1 mo. Term SOFR + 10.11%), 10/25/2057(d)	6,690,285	7,022,986
Series 2020-CL1, Class M2, 6.97% (1 mo. Term SOFR + 2.61%), 10/25/2057(d)	2,659,277	2,785,313
Series 2020-CL1, Class M4, 8.82% (1 mo. Term SOFR + 4.46%), 10/25/2057(d)	850,273	907,889
Series 2020-CL1, Class M5, 10.07% (1 mo. Term SOFR + 5.71%), 10/25/2057(d)	1,633,083	1,698,423

See accompanying notes which are an integral part of these financial statements.

9

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2025 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2021-CL1, Class B, 11.25% (30 day avg SOFR US + 6.90%), 03/25/2051(d)	$1,150,672	$1,105,121
Series 2021-CL1, Class M5, 8.20% (30 day avg SOFR US + 3.85%), 03/25/2051(d)	367,425	335,212
Lake Summit Mortgage Trust
8.67%, 08/15/2049(a)	2,485,398	2,460,907
6.68%, 08/28/2049(a)	9,194,942	8,987,183
Legacy Mortgage Asset Trust, Series 2021-GS3, Class A1, 5.75%, 07/25/2061(d)(e)	4,286,233	4,320,592
Lehman Mortgage Trust
Series 2007-5, Class PO1, 0.00%, 06/25/2037(f)	15,566	11,366
Series 2007-9, Class AP, 0.00%, 10/25/2037(f)	9,929	7,897
Lehman XS Trust
Series 2005-3, Class 3A3A, 4.77%, 09/25/2035(e)	1,599,699	1,419,022
Series 2007-12N, Class 1A3A, 4.87% (1 mo. Term SOFR + 0.51%), 07/25/2047	1,193,908	1,148,627
Series 2007-7N, Class 1A1A, 4.91% (1 mo. Term SOFR + 0.55%), 06/25/2047	2,441,846	2,285,529
Series 2007-9, Class WFIO, 0.55%, 04/25/2037(b)	13,234,387	132
Luminent Mortgage Trust
Series 2006-1, Class A1, 5.19% (1 mo. Term SOFR + 0.83%), 04/25/2036(c)	2,921,539	2,584,017
Series 2006-1, Class X, 0.06%, 04/25/2036(a)(b)	20,701,846	72,477
Series 2006-2, Class X, 0.00%, 02/25/2046(a)(b)	29,019,728	290
Series 2006-5, Class X, 0.00%, 07/25/2036(a)(b)	24,798,736	248
Mastr Adjustable Rate Mortgages Trust, Series 2005-7, Class 2A1, 4.50%, 09/25/2035(a)	882,978	809,877
MASTR Alternative Loans Trust
Series 2004-6, Class 30PO, 0.00%, 07/25/2034(f)	73,067	60,111
Series 2007-1, Class 15PO, 0.00%, 08/25/2025(f)	2,913	0
Series 2007-HF1, Class 4A1, 7.00%, 10/25/2047(c)	9,522,417	3,709,381
MASTR Asset Securitization Trust
Series 2005-2, Class PO, 0.00%, 11/25/2035(f)	9,823	5,662
Series 2007-1, Class AP, 0.00%, 11/25/2037(f)	403	0
Mello Mortgage Capital Acceptance
Series 2018-MTG1, Class B4, 3.67%, 03/25/2048(a)(d)	1,799,000	1,287,564
Series 2018-MTG1, Class B5, 3.67%, 03/25/2048(a)(d)	1,499,000	1,050,313
Series 2021-INV4, Class B5, 3.20%, 12/25/2051(a)(d)	1,135,024	869,273
Series 2021-MTG1, Class B4, 2.64%, 04/25/2051(a)(d)	1,023,882	788,813
Series 2021-MTG1, Class B5, 2.64%, 04/25/2051(a)(d)	511,496	273,642
Series 2021-MTG2, Class B4, 2.66%, 06/25/2051(a)(d)	1,564,417	1,123,890
Series 2021-MTG3, Class B5, 2.90%, 07/01/2051(a)(d)	488,000	213,354
Merrill Lynch Mortgage Investors, Inc.
Series 2003-OPT1, Class M3, 6.94% (1 mo. Term SOFR + 2.59%), 07/25/2034	1,558,243	1,252,659
Series 2006-AF1, Class AF2A, 6.25%, 08/25/2036	1,626,259	646,354

See accompanying notes which are an integral part of these financial statements.

10

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2025 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
MFRA Trust
Series 2021-INV2, Class B1, 4.39%, 11/25/2056(a)(d)	$4,000,000	$3,390,948
Series 2021-RPL1, Class A2, 2.07%, 07/25/2060(a)(d)	4,106,000	3,486,713
Series 2021-RPL1, Class M2, 2.85%, 07/25/2060(a)(d)	4,500,000	3,790,841
Series 2024-NQM3, Class A3, 6.13%, 12/25/2069(d)(e)	4,337,513	4,377,188
Morgan Stanley ABS Capital I, Inc.
Series 2007-HE6, Class A3, 4.65% (1 mo. Term SOFR + 0.29%), 05/25/2037	11,483,049	10,184,086
Series 2007-HE6, Class A4, 4.72% (1 mo. Term SOFR + 0.36%), 05/25/2037(c)	1,653,559	1,443,198
Morgan Stanley Mortgage Loan Trust
Series 2006-3AR, Class 1AX, 0.58%, 03/25/2036(a)(b)	13,237,243	384,529
Series 2006-5AR, Class AX, 0.21%, 04/25/2036(a)(b)	13,928,251	72,162
Morgan Stanley Reremic Trust, Series 2015-R4, Class CB3, 4.38%, 08/26/2047(a)(d)	1,010,309	900,292
Morgan Stanley Residential Mortgage Loan Trust
Series 2021-1, Class B4, 2.94%, 03/25/2051(a)(d)	754,216	433,307
Series 2021-1, Class B5, 2.94%, 03/25/2051(a)(d)	988,000	495,940
Series 2021-3, Class B4, 2.78%, 06/25/2051(a)(d)	1,093,000	543,376
Series 2021-4, Class B4, 2.92%, 07/25/2051(a)(d)	1,240,000	630,525
Series 2021-5, Class B4, 2.98%, 08/25/2051(a)(d)	1,949,864	1,112,430
MortgageIT Trust, Series 2006-1, Class 1X, 0.07%, 04/25/2036(a)(b)	6,995,826	0
New Residential Mortgage LLC, Series 2025-FHT1, Class A, 6.55%, 03/25/2032(d)(e)	1,855,850	1,859,237
New Residential Mortgage Loan Trust
Series 2018-2A, Class B6, 5.25%, 02/25/2058(a)(d)	1,176,570	931,968
Series 2019-2A, Class B6, 4.74%, 12/25/2057(a)(d)	4,964,073	4,043,183
Series 2019-6A, Class B5IA, 1.75%, 09/25/2059(a)(b)(d)	12,508,763	804,664
Series 2025-NQM2, Class B1, 7.28%, 04/25/2065(a)(d)	5,116,000	5,000,112
Series 2025-NQM2, Class B3, 7.28%, 04/25/2065(a)(d)	11,758,000	10,451,310
Series 2025-NQM3, Class B1, 7.06%, 05/25/2065(a)(d)	2,784,000	2,709,990
Nomura Resecuritization Trust, Series 2014-3R, Class 4A15, 1.83% (1 mo. Term SOFR + 0.27%), 03/26/2037(c)(d)	3,447,020	2,749,781
Oceanview Mortgage Trust, Series 2021-5, Class B4, 2.97%, 10/25/2051(a)(d)	1,715,000	907,211
Onslow Bay Mortgage Loan Trust
Series 2021-J2, Class A1, 2.50%, 07/25/2051(a)(d)	1,519,487	1,219,638
Series 2021-J3, Class A7, 2.50%, 10/25/2051(a)(d)	2,500,000	1,643,405
Series 2021-NQM1, Class A1, 1.07%, 02/25/2066(a)(d)	981,143	831,187
Series 2021-NQM2, Class A3, 1.56%, 05/25/2061(a)(d)	1,770,718	1,461,239
PHH Alternative Mortgage Trust, Series 2007-1, Class 21PO, 0.00%, 02/25/2037(f)	10,576	8,672
PMT Loan Trust, Series 2025-INV4, Class A12, 5.50%, 03/25/2056(a)(d)	5,000,000	4,937,625
Point Securitization Trust, Series 2025-1, Class A1, 6.25%, 06/25/2055(d)	989,996	989,237

See accompanying notes which are an integral part of these financial statements.

11

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2025 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Pretium Mortgage Credit Partners LLC
Series 2024-NPL4, Class A1, 7.00%, 07/25/2054(d)(e)	$869,278	$870,296
Series 2024-NPL6, Class A1, 5.93%, 10/25/2054(d)(e)	3,491,645	3,492,179
Series 2024-NPL7, Class A1, 5.93%, 10/25/2054(d)(e)	1,813,773	1,819,809
Series 2025-RPL2, Class A2, 4.00%, 08/25/2064(d)(e)	8,000,000	7,558,072
Progress Residential Trust, Series 2023-SFR2, Class D, 4.50%, 10/17/2040(d)	800,000	772,630
PRPM LLC
Series 2022-NQM1, Class B1, 5.41%, 08/25/2067(a)(d)	3,750,000	3,691,890
Series 2024-2, Class A1, 7.03%, 03/25/2029(d)(e)	775,802	788,742
Series 2024-5, Class A1, 5.69%, 09/25/2029(d)(e)	2,838,546	2,860,678
Series 2024-7, Class A1, 5.87%, 11/25/2029(d)(e)	2,560,979	2,569,788
Series 2024-RCF1, Class A1, 4.00%, 01/25/2054(d)(e)	1,394,361	1,364,790
Series 2024-RCF1, Class A3, 4.00%, 01/25/2054(d)(e)	1,000,000	952,004
Series 2024-RCF1, Class M1, 4.00%, 01/25/2054(d)(e)	1,250,000	1,179,304
Series 2024-RCF2, Class A3, 3.75%, 03/25/2054(d)(e)	2,000,000	1,881,502
Series 2024-RPL4, Class A3, 4.00%, 12/25/2054(d)(e)	2,936,000	2,747,039
Series 2025-RCF3, Class M1A, 5.25%, 07/25/2055(a)(d)	2,200,000	2,215,963
Radian Mortgage Capital Trust, Series 2025-J1, Class A4, 5.50%, 07/25/2055(a)(c)(d)	9,939,123	9,820,569
Radnor RE Ltd.
Series 2023-1, Class M1A, 7.05% (30 day avg SOFR US + 2.70%), 07/25/2033(d)	2,244,949	2,259,518
Series 2024-1, Class M1C, 7.85% (30 day avg SOFR US + 3.50%), 09/25/2034(d)	500,000	507,661
Series 2024-1, Class M2, 8.35% (30 day avg SOFR US + 4.00%), 09/25/2034(d)	1,500,000	1,545,180
RALI Trust
Series 2005-QA13, Class 2A1, 5.30%, 12/25/2035(a)(c)	3,053,061	2,706,377
Series 2005-QO5, Class X, 1.66%, 01/25/2046(a)(b)	19,291,554	1,651,859
Series 2005-QS13, Class AP, 0.00%, 09/25/2035(f)	169,523	110,700
Series 2005-QS17, Class A1, 6.00%, 12/25/2035(c)	1,426,270	1,257,859
Series 2005-QS17, Class AP, 0.00%, 12/25/2035(f)	222,333	146,281
Series 2006-QA7, Class 2A1, 4.84% (1 mo. Term SOFR + 0.48%), 08/25/2036(c)	4,331,907	3,867,055
Series 2006-QA9, Class A1, 4.83% (1 mo. Term SOFR + 0.47%), 11/25/2036, (11.00% Cap)	1,353,175	715,149
Series 2006-QS11, Class 1A2, 6.00%, 08/25/2036(c)	1,643,172	1,304,191
Series 2006-QS11, Class 1A8, 6.00%, 08/25/2036(c)	1,637,092	1,299,304
Series 2006-QS12, Class AP, 0.00%, 09/25/2036(f)	69,292	41,718
Series 2006-QS14, Class A15, 4.77% (1 mo. Term SOFR + 0.41%), 11/25/2036, (7.50% Cap)	1,265,602	905,575
Series 2006-QS15, Class A5, 6.50%, 10/25/2036	852,022	724,637
Series 2006-QS15, Class AP, 0.00%, 10/25/2036(f)	93,126	43,903
Series 2006-QS16, Class AP, 0.00%, 11/25/2036(f)	97,804	47,332
Series 2006-QS3, Class 1A1, 5.17% (1 mo. Term SOFR + 0.81%), 03/25/2036, (5.50% Cap)(c)	2,116,500	1,740,390

See accompanying notes which are an integral part of these financial statements.

12

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2025 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2006-QS3, Class 1A8, 4.87% (1 mo. Term SOFR + 0.51%), 03/25/2036, (6.00% Cap)	$1,141,880	$955,071
Series 2006-QS5, Class AP, 0.00%, 05/25/2036(f)	24,887	14,970
Series 2006-QS9, Class 1AP, 0.00%, 07/25/2036(f)	33,114	19,700
Series 2006-QS9, Class 2AP, 0.00%, 07/25/2036(f)	14,951	0
Series 2007-QA2, Class A3, 4.77% (1 mo. Term SOFR + 0.41%), 02/25/2037, (14.00% Cap)(c)	4,339,031	3,720,914
Series 2007-QS1, Class 1AP, 0.00%, 01/25/2037(f)	17,558	14,019
Series 2007-QS3, Class AP, 0.00%, 02/25/2037(f)	356,554	161,245
Series 2007-QS4, Class 4A3, 0.00%, 03/25/2037(f)	492,414	0
Series 2007-QS5, Class AP, 0.00%, 03/25/2037(f)	155,249	79,483
Series 2007-QS6, Class AP, 0.00%, 04/25/2037(f)	260,714	126,241
Series 2007-QS9, Class AP, 0.00%, 07/25/2037(f)	762,396	353,910
Rate Mortgage Trust
Series 2021-HB1, Class B4, 2.70%, 12/25/2051(a)(d)	2,436,519	1,660,707
Series 2021-J1, Class B4, 2.71%, 07/25/2051(a)(d)	1,291,000	633,454
Series 2022-J1, Class B4, 2.75%, 01/25/2052(a)(d)	3,449,968	1,925,652
Series 2024-J2, Class A2, 5.50%, 07/25/2054(a)(d)	1,529,070	1,509,487
Series 2024-J2, Class B5, 6.44%, 07/25/2054(a)(d)	927,000	693,071
Series 2024-J3, Class B4, 6.40%, 10/25/2054(a)(d)	747,000	584,047
Series 2024-J3, Class B5, 6.40%, 10/25/2054(a)(d)	935,000	704,087
RBSSP Resecuritization Trust, Series 2009-3, Class 3A3, 5.75%, 09/26/2035(a)(d)	1,220,117	1,081,378
RCKT Mortgage Trust
Series 2021-2, Class B4, 2.56%, 06/25/2051(a)(d)	2,382,859	1,660,888
Series 2021-2, Class B5, 2.56%, 06/25/2051(a)(d)	1,566,000	740,887
Series 2022-1, Class B3, 2.75%, 01/25/2052(a)(c)(d)	9,256,925	7,065,283
Series 2022-1, Class B4, 2.75%, 01/25/2052(a)(d)	5,197,193	3,621,991
Series 2022-1, Class B5, 2.75%, 01/25/2052(a)(d)	2,245,000	982,118
Residential Asset Securitization Trust
Series 2005-A11, Class 1A1, 4.92% (1 mo. Term SOFR + 0.56%), 10/25/2035, (5.50% Cap)	1,541,101	936,811
Series 2005-A11, Class 1A3, 5.50%, 10/25/2035	1,394,484	921,980
Series 2005-A11, Class PO, 0.00%, 10/25/2035(f)	533,449	224,310
Series 2006-A2, Class A5, 5.17% (1 mo. Term SOFR + 0.81%), 01/25/2046, (6.00% Cap)	1,846,479	558,287
Series 2007-A2, Class 2A2, 6.50%, 04/25/2037	3,943,420	1,136,876
Series 2007-A8, Class 1A1, 6.00%, 08/25/2037	3,864,813	1,841,993
RFMSI Trust
Series 2005-S7, Class AP, 0.00%, 11/25/2035(f)	11,171	7,246
Series 2006-S10, Class 1AP, 0.00%, 10/25/2036(f)	11,073	5,664
Series 2006-S4, Class AP, 0.00%, 04/25/2036(f)	104,758	67,752
Series 2006-S5, Class A4, 0.00%, 06/25/2036(f)	27,322	15,427
Series 2007-S5, Class AP, 0.00%, 05/25/2037(f)	161,694	81,965
Rithm Capital Corp.
Series 2021-NQM3, Class B2, 4.05%, 11/27/2056(a)(d)	2,729,000	2,233,757
Series 2022-SFR2, Class E2, 4.00%, 09/04/2039(d)	2,554,000	2,432,006

See accompanying notes which are an integral part of these financial statements.

13

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2025 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Saluda Grade Mortgage Funding LLC
Series 2020-SEQ1, Class A1, 3.32%, 05/25/2050(a)(d)	$2,243,944	$2,180,629
Series 2020-SEQ1, Class C, 0.00%, 05/25/2050(a)(b)(d)	26,202,262	3,005,819
Series 2021-FIG2, Class M1, 4.25%, 10/25/2051(a)(d)	1,449,524	1,453,195
Series 2021-FIG2, Class M2, 6.00%, 10/25/2051(a)(d)	1,159,619	1,161,972
Series 2021-MF1, Class A1, 3.81%, 11/25/2029(a)(d)	7,042,013	6,749,953
Series 2022-SEQ2, Class B1, 5.50%, 02/25/2052(a)(d)	3,153,250	2,920,165
Series 2022-SEQ2, Class B2, 6.00%, 02/25/2052(a)(d)	2,011,000	1,846,432
Series 2022-SEQ2, Class B3, 7.53%, 02/25/2052(a)(d)	2,309,200	2,177,887
Series 2022-SEQ2, Class CERT, 0.00%, 02/25/2052(d)	38,061,600	35,767,095
Series 2022-SEQ2, Class M1, 5.00%, 02/25/2052(a)(d)	5,213,750	4,887,114
Series 2022-SEQ2, Class XS, 0.00%, 02/25/2052(a)(b)(d)	96,526,895	1,093,746
Series 2022-SG2, Class A, 8.00%, 05/15/2052(d)	15,000,000	14,992,875
Series 2023-FIG3, Class A, 7.07%, 08/25/2053(a)(d)	2,909,232	2,973,948
Series 2023-FIG4, Class A, 6.72%, 11/25/2053(a)(d)	4,673,605	4,790,273
Series 2023-SEQ3, Class A2, 6.89%, 06/01/2053(a)(d)	4,250,000	4,301,077
Series 2025-NPL1, Class A1, 7.12%, 01/25/2030(d)(e)	9,626,810	9,607,470
Series 2025-NPL1, Class A2, 9.05%, 01/25/2030(d)(e)	1,250,000	1,243,541
Series 2025-NPL2, Class A1, 7.77%, 05/25/2030(d)(e)	7,116,061	7,161,078
Sequoia Mortgage Trust
Series 2005-2, Class XA, 0.00%, 03/20/2035(a)(b)	2,853,756	0
Series 2007-1, Class 5A1, 4.08%, 10/20/2046(a)(c)	1,612,944	1,156,565
Series 2021-1, Class B4, 2.66%, 03/25/2051(a)(d)	2,344,337	1,426,625
Series 2023-4, Class A10, 6.00%, 11/25/2053(a)(d)	1,901,778	1,906,066
Series 2023-5, Class B4, 5.98%, 12/25/2053(a)(d)	1,191,000	917,240
Series 2024-7, Class A2, 6.00%, 08/25/2054(a)(d)	3,492,801	3,526,520
Series 2024-8, Class B4, 6.66%, 09/25/2054(a)(d)	2,821,975	2,562,458
SGR Residential Mortgage Trust
Series 2020-2, Class A1, 1.38%, 05/25/2065(a)(d)	518,034	473,721
Series 2021-2, Class A1, 1.74%, 12/25/2061(a)(d)	2,963,880	2,515,661
Series 2021-2, Class A2, 1.94%, 12/25/2061(a)(d)	1,587,747	1,278,020
Shellpoint Asset Funding Trust, Series 2013-1, Class B4, 3.85%, 07/25/2043(a)(d)	782,566	684,938
Spruce Hill Mortgage Loan Trust, Series 2020-SH1, Class B2, 4.68%, 01/28/2050(a)(d)	6,000,000	5,336,946
Starwood Mortgage Residential Trust
Series 2021-1, Class B1, 3.52%, 05/25/2065(a)(d)	2,743,000	2,336,704
Series 2021-2, Class A3, 1.43%, 05/25/2065(a)(d)	126,639	119,578
Series 2021-3, Class M1, 2.49%, 06/25/2056(a)(d)	5,170,000	3,856,660
Series 2021-5, Class A3, 2.44%, 09/25/2066(a)(d)	6,879,784	6,018,029
Series 2021-6, Class B2, 3.94%, 11/25/2066(a)(d)	3,921,000	2,856,445
Series 2022-3, Class A3, 4.16%, 03/25/2067(a)(d)	2,266,807	2,107,392
Series 2022-SFR3, Class A, 5.99% (1 mo. Term SOFR + 1.65%), 05/17/2039(d)	1,967,852	1,977,262
Structured Asset Mortgage Investments, Inc.
Series 2004-AR1, Class X, 0.00%, 03/19/2034(a)(b)	3,173,993	32
Series 2004-AR7, Class X, 0.38%, 04/19/2035(a)(b)	5,074,472	30,619

See accompanying notes which are an integral part of these financial statements.

14

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2025 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2005-AR2, Class 1X, 0.01%, 05/25/2045(a)(b)	$6,430,404	$7,922
Series 2005-AR3, Class 1X, 0.01%, 08/25/2035(a)(b)	8,814,116	13,732
Series 2006-AR5, Class 1X, 0.00%, 05/25/2046(a)(b)	9,986,430	101,572
Series 2006-AR5, Class 4X, 0.00%, 05/25/2046(a)(b)	34,742,637	25,258
Series 2006-AR7, Class X, 0.90%, 08/25/2036(b)	22,049,782	728,789
Terwin Mortgage Trust, Series 2005-18AL, Class PX, 0.00%, 01/25/2037(a)(b)(d)	21,673,267	147,877
Towd Point Mortgage Trust
Series 2017-6, Class B4, 3.33%, 10/25/2057(a)(d)	4,500,000	3,092,909
Series 2018-2, Class B4, 3.74%, 03/25/2058(a)(d)	3,000,000	2,038,875
Series 2018-5, Class B3, 3.48%, 07/25/2058(a)(d)	3,000,000	1,990,308
Series 2019-1, Class B2, 3.79%, 03/25/2058(a)(d)	3,000,000	2,298,519
Series 2019-HY2, Class B3, 6.72% (1 mo. Term SOFR + 2.36%), 05/25/2058(d)	2,294,000	2,042,009
Series 2021-SJ2, Class A2, 2.50%, 12/25/2061(a)(d)	2,548,781	2,361,239
Series 2024-3, Class M2, 5.08%, 07/25/2065(a)(d)	1,695,000	1,525,295
Series 2024-4, Class A2, 4.50%, 10/27/2064(a)(d)	2,897,000	2,608,699
Series 2024-4, Class M1, 4.50%, 10/27/2064(a)(d)	4,966,000	4,336,500
Triangle Re Ltd., Series 2023-1, Class M1A, 7.75% (30 day avg SOFR US + 3.40%), 11/25/2033(d)	3,030,722	3,055,041
Unlock Hea Trust
Series 2022-1, Class A, 7.00%, 09/25/2035(d)(e)	8,515,137	8,491,899
Series 2022-1, Class B, 8.00%, 09/25/2035(d)(e)	10,000,000	9,620,570
Series 2023-1, Class A, 7.00%, 10/25/2038(d)	1,618,080	1,617,454
UWM Mortgage Trust
Series 2021-INV1, Class B5, 3.15%, 08/25/2051(a)(d)	1,538,301	1,176,888
Series 2021-INV2, Class B5, 3.24%, 09/25/2051(a)(d)	2,017,582	1,575,726
VCAT Asset Securitization LLC, Series 2025-NPL1, Class A1, 5.88%, 01/25/2055(d)(e)	839,932	846,109
Verus Securitization Trust
Series 2021-3, Class B1, 3.20%, 06/25/2066(a)(d)	1,750,000	1,258,934
Series 2021-3, Class B2, 3.96%, 06/25/2066(a)(d)	2,270,000	1,622,078
Series 2021-3, Class M1, 2.40%, 06/25/2066(a)(d)	2,500,000	1,840,983
Series 2021-4, Class A3, 1.35%, 07/25/2066(a)(d)	1,512,741	1,233,586
Series 2022-2, Class B1, 4.27%, 02/25/2067(a)(d)	6,743,650	5,682,638
Series 2022-3, Class B2, 4.07%, 02/25/2067(a)(d)	5,296,000	4,024,595
Series 2022-3, Class M1, 4.07%, 02/25/2067(a)(d)	2,500,000	2,071,328
Series 2022-4, Class B1, 4.76%, 04/25/2067(a)(c)(d)	8,741,000	8,024,002
Series 2022-7, Class B1, 5.33%, 07/25/2067(a)(d)	3,119,000	3,074,111
Series 2022-7, Class B2, 5.33%, 07/25/2067(a)(d)	6,000,000	5,880,672
Series 2022-7, Class M1, 5.33%, 07/25/2067(a)(d)	1,000,000	963,723
Series 2022-8, Class A3, 6.13%, 09/25/2067(d)(e)	534,906	541,053
Series 2022-INV1, Class B1, 5.79%, 08/25/2067(a)(d)	3,483,000	3,406,736
Series 2022-INV1, Class B2, 5.79%, 08/25/2067(a)(d)	2,200,000	2,121,178
Series 2022-INV2, Class B1, 6.77%, 10/25/2067(a)(d)	1,400,000	1,401,382
Series 2023-6, Class B2, 7.79%, 09/25/2068(a)(d)	3,450,000	3,468,085

See accompanying notes which are an integral part of these financial statements.

15

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CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2025 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2023-INV1, Class M1, 7.49%, 02/25/2068(a)(d)	$2,300,000	$2,336,738
Series 2025-1, Class B2, 7.35%, 01/25/2070(a)(d)	1,250,000	1,192,023
Series 2025-4, Class B1, 7.44%, 05/25/2070(a)(d)	2,600,000	2,638,737
Series 2025-4, Class B2, 7.44%, 05/25/2070(a)(d)	1,900,000	1,834,275
Series 2025-5, Class B2, 7.35%, 06/25/2070(a)(d)	1,350,000	1,319,066
Vista Point Securitization Trust
Series 2024-CES1, Class B2, 10.35%, 05/25/2054(a)(d)	1,000,000	1,051,967
Series 2024-CES2, Class A3, 5.91%, 10/25/2054(d)(e)	1,000,000	991,217
Series 2024-CES2, Class B1, 7.50%, 10/25/2054(a)(d)	1,000,000	1,018,287
Series 2024-CES3, Class A3, 6.19%, 01/25/2055(d)(e)	2,000,000	2,020,308
Series 2024-CES3, Class B1, 7.83%, 01/25/2055(a)(d)	1,750,000	1,772,915
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2003-MS7, Class P, 0.00%, 03/25/2033(f)	193	150
Series 2004-AR10, Class X, 0.00%, 07/25/2044(a)(b)	6,889,220	537
Series 2005-5, Class CB11, 5.87% (1 mo. Term SOFR + 1.51%), 07/25/2035, (6.00% Cap)(c)	2,597,304	2,356,817
Series 2005-AR6, Class X, 0.06%, 04/25/2045(a)(b)	13,060,181	75,997
Series 2006-AR8, Class 3X1, 0.04%, 10/25/2046(a)(b)	10,285,355	124,628
Series 2007-OA4, Class 1XPP, 0.00%, 05/25/2047(a)(b)	56,227,603	14,957
Series 2007-OA4, Class XPPP, 0.01%, 04/25/2047(a)(b)	17,545,175	54,320
Series 2007-OA5, Class 1XPP, 0.00%, 06/25/2047(a)(b)	51,325,155	3,285
Wells Fargo Mortgage Backed Securities Trust
Series 2007-17, Class APO, 0.00%, 01/25/2038(f)	14,813	9,441
Series 2019-3, Class B4, 3.73%, 07/25/2049(a)(d)	1,627,000	1,119,265
Series 2019-4, Class B4, 3.52%, 09/25/2049(a)(d)	2,124,000	1,366,176
Series 2021-1, Class B4, 2.70%, 12/25/2050(a)(d)	1,818,000	969,863
Series 2021-1, Class B5, 2.70%, 12/25/2050(a)(d)	1,011,000	498,134
Series 2022-1, Class B4, 2.97%, 08/25/2051(a)(d)	1,477,144	1,132,891
Series 2022-1, Class B5, 2.97%, 08/25/2051(a)(d)	1,158,000	534,778
Western Alliance Bancorp
Series 2021-CL2, Class B, 12.85% (30 day avg SOFR US + 8.50%), 07/25/2059(d)	6,600,000	6,551,054
Series 2021-CL2, Class M4, 9.70% (30 day avg SOFR US + 5.35%), 07/25/2059(d)	11,520,106	11,364,112
Series 2021-CL2, Class M5, 10.85% (30 day avg SOFR US + 6.50%), 07/25/2059(d)	6,729,107	6,559,244
WinWater Mortgage Loan Trust
Series 2014-1, Class B5, 3.93%, 06/20/2044(a)(c)(d)	2,370,000	1,840,160
Series 2014-2, Class B5, 4.04%, 09/20/2044(a)(d)	1,938,000	1,629,589
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $1,419,014,292)		1,278,197,424

See accompanying notes which are an integral part of these financial statements.

16

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CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2025 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES — 18.4%
Automobile — 10.1%
ACC Trust, Series 2022-1, Class D, 6.65%, 10/20/2028(d)	$1,500,000	$20,984
AgoraCapital Auto Securities Trust, Series 2025-1A, Class B, 7.27%, 11/25/2032(d)	2,000,000	2,014,253
American Heritage Auto Receivables Trust, Series 2024-1A, Class D, 6.34%, 01/18/2033(d)	750,000	766,326
Arivo Acceptance Auto Loan Receivables Trust, Series 2022-1A, Class D, 7.38%, 09/17/2029(d)	500,000	490,177
Avis Budget Car Rental LLC
Series 2021-1A, Class C, 2.13%, 08/20/2027(d)	540,000	524,545
Series 2021-2A, Class D, 4.08%, 02/20/2028(d)	7,825,000	7,558,326
Series 2023-1A, Class C, 6.23%, 04/20/2029(d)	700,000	711,485
Series 2023-3A, Class D, 7.32%, 02/20/2028(d)	1,250,000	1,257,803
Series 2023-4A, Class D, 7.31%, 06/20/2029(d)	5,000,000	5,063,722
Series 2023-5A, Class D, 7.35%, 04/20/2028(d)	1,250,000	1,267,359
Series 2023-6A, Class D, 7.37%, 12/20/2029(d)	2,750,000	2,786,568
Bridgecrest Lending Auto Securitization Trust
Series 2023-1, Class E, 10.37%, 07/15/2030(d)	8,000,000	8,904,724
Series 2025-3, Class E, 7.47%, 05/17/2032(d)	2,750,000	2,750,007
CAL Receivables LLC, Series 2022-1, Class B, 8.69% (30 day avg SOFR US + 4.35%), 10/15/2026(d)	4,354,668	4,348,241
CarNow Auto Receivables Trust, Series 2022-1A, Class D, 5.79%, 09/15/2027(d)	2,294,439	2,222,365
Carvana Auto Receivables Trust
Series 2019-4A, Class R, 0.00%, 10/15/2026(d)	13,000	1,728,983
Series 2021-N1, Class F, 4.55%, 01/10/2028(d)	865,648	860,109
Series 2021-N2, Class E, 2.90%, 03/10/2028(d)	11,855,105	11,574,423
Series 2021-N4, Class E, 4.53%, 09/11/2028(d)	13,250,630	12,894,735
Series 2023-N1, Class E, 10.46%, 04/10/2030(d)	5,000,000	5,379,721
Series 2023-N2, Class E, 9.94%, 04/10/2030(d)	4,000,000	4,259,160
Series 2023-N3, Class E, 9.49%, 09/10/2030(d)	4,000,000	4,263,459
Series 2023-P5, Class D, 7.18%, 12/10/2030(d)	3,256,000	3,446,285
Series 2024-P2, Class D, 6.10%, 06/10/2031	432,000	443,097
CPS Auto Trust
Series 2022-D, Class E, 12.12%, 06/17/2030(d)	4,100,000	4,535,613
Series 2023-D, Class E, 10.13%, 05/15/2031(d)	6,120,000	6,741,000
Series 2024-A, Class E, 8.42%, 08/15/2031(d)	1,000,000	1,055,523
Series 2024-B, Class E, 8.36%, 11/17/2031(d)	7,770,000	8,233,899
Series 2024-C, Class E, 8.04%, 03/15/2032(d)	1,500,000	1,577,215
Series 2025-A, Class E, 7.65%, 08/16/2032(d)	1,800,000	1,864,799
Series 2025-B, Class E, 7.95%, 03/15/2033(d)	3,000,000	3,130,030
Series 2025-C, Class E, 6.59%, 02/15/2033(d)	4,000,000	3,999,074
Exeter Automobile Receivables Trust
Series 2022-1A, Class E, 5.02%, 10/15/2029(d)	6,000,000	5,878,484
Series 2022-2A, Class E, 6.34%, 10/15/2029(d)	9,300,000	8,620,695
Series 2022-5A, Class E, 10.45%, 04/15/2030(d)	7,146,000	7,521,985
Series 2022-6A, Class E, 11.61%, 06/17/2030(d)	5,500,000	6,045,329

See accompanying notes which are an integral part of these financial statements.

17

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2025 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Automobile — (Continued)
Series 2023-2A, Class E, 9.75%, 11/15/2030(d)	$2,640,000	$2,871,197
Series 2023-3A, Class E, 9.98%, 01/15/2031(d)	3,028,000	3,304,032
Series 2024-1A, Class E, 7.89%, 08/15/2031(d)	2,375,000	2,490,171
Series 2024-2A, Class E, 7.98%, 10/15/2031(d)	4,096,000	4,303,917
Series 2024-3A, Class E, 7.84%, 10/15/2031(d)	11,784,000	12,351,852
Series 2024-5A, Class E, 7.22%, 05/17/2032(d)	6,000,000	6,170,880
Series 2025-1A, Class E, 7.48%, 09/15/2032(d)	6,989,000	7,206,526
FHF Trust
Series 2023-2A, Class D, 9.31%, 10/15/2030(d)	688,000	736,011
Series 2024-2A, Class D, 7.15%, 09/15/2031(d)	1,128,000	1,161,631
Series 2024-3A, Class D, 6.01%, 12/15/2031(d)	1,717,000	1,722,567
Flagship Credit Auto Trust
Series 2021-2, Class E, 3.16%, 09/15/2028(d)	4,100,000	3,942,834
Series 2021-4, Class E, 4.03%, 03/15/2029(d)	4,000,000	3,489,016
Series 2022-1, Class E, 5.37%, 06/15/2029(d)	1,000,000	809,469
Series 2024-1, Class E, 8.60%, 05/15/2031(d)	1,150,000	1,177,559
Foursight Capital Automobile Receivables Trust, Series 2022-1, Class E, 4.69%, 08/15/2029(d)	5,000,000	4,934,489
GLS Auto Receivables Trust
Series 2023-1A, Class E, 11.42%, 03/15/2030(d)	7,870,000	8,674,763
Series 2023-2A, Class E, 9.37%, 01/15/2030(d)	3,000,000	3,217,835
Series 2023-3A, Class E, 9.27%, 08/15/2030(d)	2,500,000	2,685,989
Series 2023-4A, Class E, 9.72%, 08/15/2030(d)	5,270,000	5,751,306
Series 2024-3A, Class E, 7.25%, 06/16/2031(d)	1,000,000	1,032,037
Series 2024-4A, Class E, 7.51%, 08/15/2031(d)	1,500,000	1,566,683
Series 2025-1A, Class E, 7.19%, 03/15/2032(d)	1,000,000	1,024,441
Series 2025-2A, Class E, 7.73%, 06/15/2032(d)	4,004,000	4,177,964
Hertz Global Holdings, Inc.
Series 2021-2A, Class D, 4.34%, 12/27/2027(d)	12,935,000	12,473,224
Series 2022-2A, Class D, 5.16%, 06/26/2028(d)	4,000,000	3,827,054
Series 2023-4A, Class C, 7.51%, 03/25/2030(d)	800,000	835,681
Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class D, 9.60% (30 day avg SOFR US + 5.25%), 05/20/2032(d)	1,009,484	1,033,591
JP Morgan Chase Bank NA, Series 2021-2, Class G, 8.48%, 12/26/2028(d)	1,111,777	1,114,295
Kinetic Advantage Master Owner Trust, Series 2024-1A, Class A, 6.99% (30 day avg SOFR US + 2.65%), 11/15/2027(d)	750,000	752,020
Prestige Auto Receivables Trust, Series 2024-1A, Class E, 7.94%, 04/15/2031(d)	6,682,000	6,939,167
Research-Driven Pagaya Motor Asset Trust, Series 2025-3A, Class E, 11.09%, 02/27/2034(d)	1,000,000	1,001,617
Santander Holdings USA, Inc., Series 2024-A, Class F, 10.17%, 06/15/2032(d)	1,218,026	1,235,151
Skopos Auto Receivable Trust, Series 2019-1A, Class E, 7.82%, 06/15/2026(d)	707,993	709,418
Strike Acceptance Auto Funding Trust, Series 2023-1A, Class A, 8.00%, 05/15/2026(d)	1,570,620	1,576,984

See accompanying notes which are an integral part of these financial statements.

18

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2025 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Automobile — (Continued)
US Auto Funding Trust
Series 2022-1A, Class A, 3.98%, 10/15/2025(d)	$82,357	$82,077
Series 2022-1A, Class B, 5.13%, 12/15/2025(d)	1,300,000	550,519
Series 2022-1A, Class D, 9.14%, 07/15/2027(d)	2,053,000	21
Veros Automobile Receivables Trust
Series 2024-1, Class D, 9.87%, 05/15/2031(d)	3,500,000	3,700,246
Series 2025-1, Class C, 6.17%, 12/17/2029(d)	1,400,000	1,420,109
Series 2025-1, Class D, 8.79%, 05/17/2032(d)	1,500,000	1,561,182
Westlake Automobile Receivables Trust, Series 2021-3A, Class F, 4.25%, 06/15/2028(d)	3,000,000	2,960,217
		271,316,245
Consumer — 7.5%
ACHV ABS TRUST, Series 2024-3AL, Class E, 7.00%, 12/26/2031(d)	1,750,000	1,732,313
Affirm, Inc.
Series 2023-B, Class E, 11.32%, 09/15/2028(d)	800,000	804,093
Series 2024-A, Class 1E, 9.17%, 02/15/2029(d)	6,440,000	6,500,385
Series 2024-A, Class D, 6.89%, 02/15/2029(d)	900,000	906,719
Series 2024-A, Class E, 9.17%, 02/15/2029(d)	3,350,000	3,381,412
Series 2024-X1, Class CERT, 0.00%, 05/15/2029(d)	10,885	161,227
Series 2024-X2, Class CERT, 0.00%, 12/17/2029(d)	9,712	410,778
Aqua Finance Trust, Series 2021-A, Class C, 3.14%, 07/17/2046(d)	2,220,000	2,054,538
Bankers Healthcare Group, Inc.
Series 2022-C, Class E, 9.73%, 10/17/2035(d)	2,517,000	2,726,245
Series 2024-1CON, Class D, 8.00%, 04/17/2035(d)	800,000	839,878
Series 2025-1CON, Class E, 8.62%, 04/17/2036(d)	2,000,000	2,047,435
Series 2025-2CON, Class E, 7.76%, 09/17/2036(d)	1,000,000	999,589
Foundation Finance Trust, Series 2025-2A, Class E, 8.35%, 04/15/2052(d)	1,000,000	1,004,013
Goldman Home Improvement Trust
Series 2021-GRN2, Class C, 2.77%, 06/25/2051(d)	6,913,792	6,799,210
Series 2021-GRN2, Class D, 4.00%, 06/25/2051(d)	1,878,997	1,857,378
LendingClub Receivables Trust
Series 2019-7, Class R1, 0.00%, 01/15/2027(d)	19,049,500	34,808
Series 2019-7, Class R2, 0.00%, 01/15/2027(d)	4,408,000	8,054
Lendingpoint Asset Securitization Trust
Series 2021-B, Class C, 3.21%, 02/15/2029(d)	281,203	276,266
Series 2022-A, Class E, 7.02%, 06/15/2029(d)	3,320,000	33
LendingPoint Pass-Through Trust, Series 2022-ST3, Class CERT, 0.00%, 05/15/2028(d)	1,576,000	143,682
Marlette Funding Trust
Series 2022-3A, Class D, 7.80%, 11/15/2032(d)	3,820,000	3,873,878
Series 2023-1A, Class D, 8.15%, 04/15/2033(d)	20,477,000	20,896,033
Series 2023-2A, Class D, 7.92%, 06/15/2033(d)	23,640,000	24,115,736
Series 2024-1A, Class D, 6.93%, 07/17/2034(d)	500,000	511,975
Series 2025-1A, Class D, 6.02%, 07/16/2035(d)	1,500,000	1,501,036

See accompanying notes which are an integral part of these financial statements.

19

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2025 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Consumer — (Continued)
Momnt Technologies Trust
Series 2023-1A, Class B, 8.29%, 03/20/2045(d)	$400,000	$403,903
Series 2023-1A, Class C, 11.24%, 03/20/2045(d)	900,000	904,431
Series 2025-1A, Class A, 6.24%, 06/20/2043(d)	4,834,097	4,836,368
NetCredit Funding LLC, Series 2025-A, Class A, 7.29%, 10/20/2031(d)	2,771,568	2,796,620
Oportun Financial Corp.
Series 2021-C, Class D, 5.57%, 10/08/2031(d)	1,113,387	1,096,147
Series 2025-B, Class E, 9.40%, 05/09/2033(d)	2,000,000	1,992,658
Pagaya AI Debt Selection Trust
Series 2021-1, Class C, 4.09%, 11/15/2027(d)	1,097,324	1,084,449
Series 2021-3, Class C, 3.27%, 05/15/2029(d)	724,699	711,495
Series 2021-5, Class C, 3.93%, 08/15/2029(d)	872,736	855,692
Series 2022-1, Class C, 4.89%, 10/15/2029(d)	10,487,177	10,400,632
Series 2022-2, Class C, 7.50%, 01/15/2030(d)	4,342,872	4,375,893
Series 2024-10, Class E, 10.41%, 06/15/2032(d)	2,499,788	2,574,502
Series 2024-10, Class F, 12.00%, 06/15/2032(d)	1,999,831	1,863,504
Series 2024-11, Class E, 10.33%, 07/15/2032(d)	5,999,311	6,148,782
Series 2024-11, Class F, 12.00%, 07/15/2032(d)	1,749,799	1,658,382
Series 2024-6, Class D, 11.35%, 11/15/2031(d)	351,685	360,989
Series 2024-7, Class D, 10.90%, 12/15/2031(d)	1,741,905	1,807,148
Series 2024-8, Class E, 10.41%, 01/15/2032(d)	2,428,944	2,505,095
Series 2024-9, Class E, 10.11%, 03/15/2032(d)	892,083	917,263
Series 2025-1, Class E, 10.08%, 07/15/2032(d)	5,259,551	5,335,737
Series 2025-1, Class F, 12.00%, 07/15/2032(d)	1,249,893	1,208,990
Series 2025-2, Class E, 10.90%, 10/15/2032(d)	2,999,685	3,062,352
Series 2025-2, Class F, 12.00%, 10/15/2032(d)	999,895	953,147
Series 2025-3, Class E, 12.63%, 12/15/2032(d)	3,250,000	3,344,197
Series 2025-4, Class D, 6.57%, 01/17/2033(d)	2,000,000	2,007,208
Series 2025-5, Class D, 5.87%, 03/15/2033(d)	2,000,000	2,001,439
Series 2025-5, Class F, 12.00%, 03/15/2033(d)	1,000,000	947,439
Powerpay Securitization Funding LLC
Series 2024-1A, Class A, 6.53%, 02/18/2039(d)	656,286	670,703
Series 2024-1A, Class B, 8.46%, 02/18/2039(d)	500,000	515,241
Prosper Marketplace Issuance Trust, Series 2024-1A, Class D, 10.98%, 08/15/2029(d)	2,000,000	2,083,047
Purchasing Power Funding
Series 2024-A, Class D, 7.26%, 08/15/2028(d)	600,000	602,041
Series 2024-A, Class E, 10.18%, 08/15/2028(d)	400,000	404,625
Reach Financial LLC
Series 2024-2A, Class D, 8.83%, 07/15/2031(d)	1,000,000	1,043,709
Series 2025-1A, Class D, 7.75%, 08/16/2032(d)	1,000,000	1,014,639
Republic Finance Issuance Trust
Series 2021-A, Class D, 5.23%, 12/22/2031(d)	1,840,000	1,785,011
Series 2024-A, Class C, 7.28%, 08/20/2032(d)	600,000	614,333
Series 2024-A, Class D, 9.49%, 08/20/2032(d)	500,000	510,566
Series 2024-B, Class D, 8.83%, 11/20/2037(d)	5,090,000	5,224,237

See accompanying notes which are an integral part of these financial statements.

20

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CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2025 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Consumer — (Continued)
Sunbit Asset Securitization Trust
Series 2025-1, Class C, 6.12%, 07/15/2030(d)	$1,000,000	$999,803
Series 2025-1, Class D, 7.92%, 07/15/2030(d)	750,000	749,952
Theorem Funding Trust, Series 2022-2A, Class B, 9.27%, 12/15/2028(d)	4,200,000	4,240,715
Upgrade Master Pass-Thru Trust, Series 2021-PT2, Class A, 34.05%, 05/15/2027(a)(d)	352,851	342,981
Upgrade Receivables Trust, Series 2024-1A, Class D, 8.90%, 02/18/2031(d)	1,000,000	1,017,740
Upstart Pass-Through Trust, Series 2021-ST5, Class CERT, 0.00%, 07/20/2027(d)	4,250,000	437,768
Upstart Pass-Through Trust Series
Series 2020-ST4, Class CERT, 0.00%, 11/20/2026(d)	8,452,371	268,860
Series 2021-ST3, Class CERT, 0.00%, 05/20/2027(d)(k)	11,400,000	873,340
Series 2021-ST4, Class CERT, 0.00%, 07/20/2027(d)	1,475,000	138,853
Series 2021-ST6, Class CERT, 0.00%, 08/20/2027(d)	9,416,000	1,530,382
Series 2021-ST7, Class CERT, 0.00%, 09/20/2029(d)	1,500,000	224,753
Series 2021-ST8, Class CERT, 0.00%, 10/20/2029(d)	2,370,000	472,081
Series 2021-ST9, Class CERT, 0.00%, 11/20/2029(d)	1,629,000	419,049
Series 2022-ST1, Class CERT, 0.00%, 03/20/2030(d)	2,400,000	825,142
Series 2022-ST2, Class CERT, 0.00%, 04/20/2030(d)	1,500,000	381,094
Upstart Securitization Trust
Series 2019-1, Class CERT, 0.00%, 04/20/2026(d)	20,143	247,360
Series 2019-3, Class CERT, 0.00%, 01/21/2030(b)(d)	25,442	10,967
Series 2021-4, Class C, 3.19%, 09/20/2031(d)	2,487,060	2,455,295
Series 2021-5, Class C, 4.15%, 11/20/2031(d)	6,379,122	6,306,247
Series 2022-1, Class C, 5.71%, 03/20/2032(d)	1,800,000	1,062,940
Series 2022-2, Class C, 8.43%, 05/20/2032(d)	3,313,058	2,966,532
Series 2023-1, Class C, 11.10%, 02/20/2033(d)	3,600,000	3,686,976
Series 2023-2, Class C, 11.87%, 06/20/2033(d)	2,000,000	2,131,174
Series 2025-1, Class B, 6.33%, 04/20/2035(d)	2,820,000	2,861,959
Series 2025-2, Class D, 8.00%, 06/20/2035(d)	3,250,000	3,277,916
		202,139,207
Credit Card — 0.0%(l)
Avant Credit Card Master Trust, Series 2024-1A, Class C, 6.23%, 04/15/2030(d)	500,000	496,172
Equipment — 0.5%
Octane Receivables Trust
Series 2023-1A, Class E, 9.25%, 08/20/2030(d)	6,038,000	6,386,128
Series 2024-1A, Class E, 7.82%, 08/20/2031(d)	512,000	524,385
Series 2024-2A, Class E, 9.04%, 07/20/2032(d)	3,740,000	3,961,890
Series 2024-RPT1, Class R2, 8.71%, 02/22/2030	3,243,000	3,280,557
Series 2024-RVM1, Class E, 8.42%, 01/22/2046(d)	315,000	328,051
		14,481,011

See accompanying notes which are an integral part of these financial statements.

21

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CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2025 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Property Assessed Clean Energy — 0.1%
Goodgreen Trust, Series 2017-2A, Class A, 3.26%, 10/15/2053(d)	$2,895,762	$2,573,040
Solar — 0.1%
GoodLeap Sustainable Home Solutions Trust
Series 2021-3CS, Class A, 2.10%, 05/20/2048(d)	966,413	754,678
Series 2023-2GS, Class B, 7.80%, 05/20/2055(d)	900,000	560,041
Helios Issuer LLC, Series 2021-B, Class A, 1.62%, 07/20/2048(d)	2,046,107	1,696,531
Mosaic Solar Loans LLC
Series 2019-1A, Class B, 0.00%, 12/21/2043(d)(f)	93,187	87,145
Series 2021-2A, Class B, 2.09%, 04/22/2047(d)	768,699	561,650
		3,660,045
Structured Settlement — 0.0%(l)
Stone Street Receivables Funding, Series 2015-1A, Class C, 5.60%, 12/15/2054(d)	478,076	426,201
Whole Business — 0.1%
FAT Brands, Inc., Series 2021-1, Class A2, 7.00%, 07/25/2051(d)	1,929,600	1,934,424
TOTAL ASSET-BACKED SECURITIES (Cost $529,854,303)		497,026,345
RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — 10.8%
Federal Home Loan Mortgage Corp.
Pool QG6305, 4.50%, 07/01/2053	17,401,795	16,526,518
Pool QI4343, 4.50%, 04/01/2054	4,474,951	4,255,369
Pool QJ0225, 6.00%, 07/01/2054	10,839,272	11,050,063
Pool QJ5663, 5.00%, 10/01/2054	13,120,660	12,799,742
Pool QJ6122, 5.00%, 10/01/2054	2,855,860	2,780,654
Pool QJ7677, 5.50%, 11/01/2054	6,934,846	6,918,549
Pool QJ7705, 5.00%, 11/01/2054	2,448,937	2,389,039
Pool QJ7711, 5.00%, 11/01/2054	5,183,233	5,053,217
Pool RJ1430, 6.00%, 05/01/2054	5,650,098	5,737,019
Pool SD2500, 5.00%, 03/01/2053	10,928,374	10,640,586
Pool SD3636, 6.00%, 08/01/2053	1,362,395	1,389,315
Pool SD5143, 6.00%, 04/01/2054	20,492,777	20,936,118
Pool SD5781, 6.00%, 07/01/2054	7,755,149	7,910,811
Pool SD6195, 5.00%, 10/01/2053	8,067,706	7,895,590
Pool SD8134, 2.00%, 03/01/2051	12,532,471	9,841,825
Pool SD8322, 4.50%, 05/01/2053	345,408	327,812
Pool SL0817, 6.00%, 04/01/2055	3,982,730	4,100,754
Federal National Mortgage Association
Pool 000TBA, 5.00%, 08/15/2040	30,000,000	29,202,962
Pool BY0126, 5.50%, 04/01/2053	2,824,974	2,822,751
Pool CA7278, 2.50%, 10/01/2050	6,750,007	5,551,377
Pool CB3770, 3.50%, 06/01/2052	7,519,273	6,733,774
Pool CB4289, 4.50%, 08/01/2052	2,975,241	2,833,899

See accompanying notes which are an integral part of these financial statements.

22

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2025 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — (Continued)
Pool CB8004, 6.00%, 02/01/2054	$4,165,247	$4,234,532
Pool CB8710, 6.00%, 06/01/2054	3,470,820	3,535,061
Pool CB9060, 5.50%, 08/01/2054	9,349,589	9,315,931
Pool CB9655, 5.00%, 12/01/2054	11,798,667	11,502,709
Pool DB3770, 5.50%, 05/01/2054	4,139,747	4,122,256
Pool DB6624, 5.50%, 06/01/2054	1,197,925	1,199,232
Pool DC1302, 5.00%, 08/01/2054	1,468,433	1,441,464
Pool DC3426, 5.00%, 09/01/2054	2,812,846	2,744,047
Pool DC4050, 5.00%, 10/01/2054	20,130,369	19,606,536
Pool DC5656, 5.00%, 11/01/2054	2,967,240	2,912,744
Pool DC5739, 5.50%, 11/01/2054	2,916,850	2,909,085
Pool FS3826, 3.00%, 01/01/2052	3,139,158	2,696,713
Pool FS6925, 2.50%, 12/01/2051	2,276,709	1,870,614
Pool FS7280, 5.00%, 03/01/2053	10,491,403	10,241,351
Pool FS7798, 6.00%, 06/01/2054	4,730,086	4,814,679
Pool FS8458, 5.50%, 11/01/2053	4,323,292	4,310,430
Pool MA4562, 2.00%, 03/01/2052	8,288,745	6,513,388
Pool MA4624, 3.00%, 06/01/2052	16,873,088	14,476,283
Government National Mortgage Association
Pool MA8799, 4.50%, 04/20/2053	3,442,686	3,271,873
Pool MA9166, 3.00%, 09/20/2053	3,282,819	2,887,833
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $295,561,103)		292,304,505
COLLATERALIZED LOAN OBLIGATIONS — 7.8%
Allegro CLO Ltd., Series 2021-1A, Class D1R, 7.47% (3 mo. Term SOFR + 3.15%), 07/20/2038(d)	8,500,000	8,500,000
AMMC CDO, Series 2020-23A, Class D1R3, 7.52% (3 mo. Term SOFR + 3.20%), 07/17/2038(d)	6,000,000	6,000,000
Anchorage Capital CLO Ltd.
Series 2023-26A, Class D1R, 7.69% (3 mo. Term SOFR + 3.40%), 03/19/2038(d)	3,250,000	3,260,101
Series 2023-26A, Class D2R, 9.04% (3 mo. Term SOFR + 4.75%), 03/19/2038(d)	2,000,000	1,999,426
Anchorage Credit Funding Ltd.
Series 2019-8A, Class BR, 3.01%, 07/25/2037(d)	9,350,000	8,731,666
Series 2019-9A, Class BR, 3.05%, 10/25/2037(d)	7,000,000	6,498,520
Series 2019-9A, Class CR, 3.55%, 10/25/2037(d)	3,000,000	2,790,495
Anthelion CLO Ltd., Series 2025-1A, Class D1, 7.97% (3 mo. Term SOFR + 3.65%), 07/20/2036(d)	4,500,000	4,500,000
Apidos CLO Ltd., Series 2023-46A, Class E, 12.27% (3 mo. Term SOFR + 7.95%), 10/24/2036(d)	2,000,000	2,006,924
Ares CLO Ltd., Series 2020-58A, Class D2R2, 8.72% (3 mo. Term SOFR + 4.40%), 04/15/2038(d)	3,000,000	3,009,591

See accompanying notes which are an integral part of these financial statements.

23

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2025 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Ballyrock CLO Ltd., Series 2022-21A, Class C1R, 7.48% (3 mo. Term SOFR + 3.15%), 10/20/2037(d)	$1,220,000	$1,219,157
Barings Middle Market CLO Ltd., Series 2018-II, Class COM, 0.00%, 01/15/2031(a)	428,329	12,850
Battalion CLO Ltd., Series 2025-29A, Class D1, 7.58% (3 mo. Term SOFR + 3.30%), 03/31/2038(d)	5,000,000	5,000,000
BCC Middle Market CLO LLC, Series 2023-2A, Class A1, 6.83% (3 mo. Term SOFR + 2.50%), 10/21/2035(c)(d)	10,000,000	10,029,040
Black Diamond CLO Ltd., Series 2022-1A, Class E, 11.82% (3 mo. Term SOFR + 7.50%), 10/25/2035(d)	2,500,000	2,514,207
Blackrock CLO Ltd.
Series 2023-1A, Class C, 8.98% (3 mo. Term SOFR + 4.65%), 04/20/2035(d)	2,000,000	2,009,198
Series 2025-1A, Class C, 7.07% (3 mo. Term SOFR + 2.75%), 07/15/2037(d)	4,000,000	4,000,000
Blue Owl Capital Corp., Series 2023-13A, Class A, 6.87% (3 mo. Term SOFR + 2.55%), 09/20/2035(d)	3,000,000	3,004,146
Capital Four US CLO Ltd., Series 2022-1A, Class BR, 6.98% (3 mo. Term SOFR + 2.65%), 01/20/2037(c)(d)	8,500,000	8,533,549
Carlyle Global Market Strategies, Series 2022-6A, Class ER, 12.22% (3 mo. Term SOFR + 7.90%), 10/25/2036(d)	3,000,000	3,036,540
CIFC Funding Ltd.
Series 2018-3A, Class D, 7.44% (3 mo. Term SOFR + 3.11%), 07/18/2031(d)	2,000,000	2,011,054
Series 2019-7A, Class D, 9.30% (3 mo. Term SOFR + 4.97%), 01/20/2033(d)	5,000,000	5,013,355
Elmwood CLO Ltd., Series 2021-3A, Class DR2, 7.31% (3 mo. Term SOFR + 3.05%), 07/20/2038(d)	6,000,000	6,020,238
Franklin Park Place CLO LLC, Series 2025-1A, Class D1, 7.42% (3 mo. Term SOFR + 3.10%), 07/15/2038(d)	5,000,000	5,000,000
Greenacre Park CLO LLC, Series 2021-2A, Class D2R, 8.80% (3 mo. Term SOFR + 4.50%), 07/20/2038(d)	3,000,000	2,999,472
Jamestown CLO Ltd., Series 2018-11A, Class A2, 6.28% (3 mo. Term SOFR + 1.96%), 07/14/2031(d)	1,200,000	1,204,061
Katayma CLO Ltd., Series 2023-1A, Class E, 12.47% (3 mo. Term SOFR + 8.14%), 10/20/2036(d)	4,500,000	4,515,611
Madison Park Funding Ltd., Series 2021-38A, Class D, 7.48% (3 mo. Term SOFR + 3.16%), 07/17/2034(d)	3,410,000	3,416,728
Man US CLO Ltd., Series 2024-1A, Class D2, 9.53% (3 mo. Term SOFR + 5.20%), 07/20/2037(d)	2,000,000	2,008,398
Marble Point CLO Ltd., Series 2022-1A, Class E, 12.51% (3 mo. Term SOFR + 8.18%), 04/20/2035(d)	3,000,000	3,010,062
MCF CLO Ltd., Series 2017-3A, Class ER, 13.74% (3 mo. Term SOFR + 9.41%), 07/20/2033(d)	3,000,000	3,000,000
MP CLO Ltd., Series 2015-2A, Class CRR, 6.88% (3 mo. Term SOFR + 2.56%), 04/28/2034(d)	3,000,000	3,009,204
NBBLUE, 9.74%, 04/15/2040	3,000,000	3,103,260

See accompanying notes which are an integral part of these financial statements.

24

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2025 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Neuberger Berman Loan Advisers Lasalle Street Lending CLO Ltd., Series 2024-2A, Class E, 11.83% (3 mo. Term SOFR + 7.50%), 04/20/2038(d)	$2,000,000	$2,001,194
Oaktree CLO Ltd., Series 2022-2A, Class D1R2, 7.57% (3 mo. Term SOFR + 3.25%), 10/15/2037(d)	10,000,000	10,051,930
Obra Clo Management LLC, Series 2025-2A, Class D2, 8.52% (3 mo. Term SOFR + 4.25%), 07/20/2038(d)	2,000,000	2,000,852
Ocean Trails CLO, Series 2023-14A, Class D1R, 7.43% (3 mo. Term SOFR + 3.10%), 01/20/2038(d)	5,940,000	5,975,497
Octagon Credit Investors LLC, Series 2023-1A, Class E, 11.57% (3 mo. Term SOFR + 7.24%), 10/20/2036(d)	7,000,000	7,105,028
Octagon Investment Partners Ltd., Series 2018-1A, Class C, 6.28% (3 mo. Term SOFR + 1.96%), 04/15/2031(d)	2,500,000	2,507,557
Orion CLO Ltd., Series 2023-2X, Class E, 12.22% (3 mo. Term SOFR + 7.90%), 01/25/2037(m)	2,000,000	2,004,758
Pikes Peak CLO Ltd.
Series 2020-5A, Class FR, 12.15% (3 mo. Term SOFR + 7.82%), 10/20/2037(d)	1,000,000	975,817
Series 2023-14A, Class D1R, 7.48% (3 mo. Term SOFR + 3.15%), 07/20/2038(d)	2,500,000	2,499,908
Post CLO Ltd., Series 2023-1A, Class D, 9.58% (3 mo. Term SOFR + 5.25%), 04/20/2036(d)	1,000,000	1,003,443
Sculptor CLO Ltd., Series 26A, Class D1AR, 7.73% (3 mo. Term SOFR + 3.40%), 01/20/2038(d)	2,600,000	2,603,341
Silver Point CLO Ltd., Series 2025-10A, Class D2, 8.52% (3 mo. Term SOFR + 4.25%), 07/15/2038(d)	3,000,000	3,000,000
Trinitas CLO Ltd.
Series 2020-14A, Class D, 8.88% (3 mo. Term SOFR + 4.56%), 01/25/2034(d)	3,000,000	3,008,274
Series 2023-22A, Class B1, 7.23% (3 mo. Term SOFR + 2.90%), 07/20/2036(c)(d)	5,300,000	5,316,128
Series 2023-22A, Class E, 13.04% (3 mo. Term SOFR + 8.71%), 07/20/2036(d)	3,000,000	3,022,602
Series 2025-32A, Class D1, 0.00% (3 mo. Term SOFR + 3.10%), 07/23/2038(d)(n)	8,500,000	8,500,000
Venture CDO Ltd., Series 2014-18X, Class CR, 6.68% (3 mo. Term SOFR + 2.36%), 10/15/2029(m)	2,074,673	2,078,339
Vibrant CLO Ltd., Series 2021-12A, Class BR, 6.83% (3 mo. Term SOFR + 2.50%), 04/20/2034(d)	4,000,000	4,012,312
Voya CLO Ltd.
Series 2016-1A, Class BR, 6.39% (3 mo. Term SOFR + 2.06%), 01/20/2031(d)	2,740,000	2,748,075
Series 2018-1A, Class C, 7.19% (3 mo. Term SOFR + 2.86%), 04/19/2031(d)	1,750,000	1,753,808
Warwick Capital CLO Ltd., Series 2025-6A, Class D2, 8.41%, 07/20/2038(d)	2,000,000	2,000,000
Wellfleet CLO Ltd., Series 2015-1A, Class SUB, 0.00%, 07/20/2029(a)(d)	4,900,000	490

See accompanying notes which are an integral part of these financial statements.

25

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CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2025 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Whitehorse Ltd., Series 2018-12A, Class C, 7.25% (3 mo. Term SOFR + 2.93%), 10/15/2031(d)	$2,130,000	$2,130,769
Wind River CLO Ltd., Series 2023-1A, Class D1R, 7.72% (3 mo. Term SOFR + 3.40%), 07/25/2038(d)	4,000,000	4,029,704
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $213,790,523)		211,296,679
CORPORATE OBLIGATIONS — 6.6%
Basic Materials — 0.6%
Axalta Coating Systems Dutch Holding B B.V., 7.25%, 02/15/2031(d)	600,000	624,712
Capstone Copper Corp., 6.75%, 03/31/2033(d)	1,900,000	1,937,664
Cleveland-Cliffs, Inc., 7.00%, 03/15/2032(d)	1,900,000	1,856,033
Consolidated Energy Finance SA
6.50%, 05/15/2026(d)	800,000	783,016
12.00%, 02/15/2031(d)	400,000	376,366
CVR Partners LP / CVR Nitrogen Finance Corp., 6.13%, 06/15/2028(d)	1,700,000	1,688,946
First Quantum Minerals Ltd., 8.00%, 03/01/2033(d)	1,900,000	1,960,177
Magnera Corp., 4.75%, 11/15/2029(d)	1,800,000	1,592,619
Mercer International, Inc., 5.13%, 02/01/2029	1,400,000	1,129,047
Methanex Corp., 5.25%, 12/15/2029	305,000	302,361
NOVA Chemicals Corp., 8.50%, 11/15/2028(d)	200,000	210,283
Olin Corp., 6.63%, 04/01/2033(d)	350,000	341,023
Taseko Mines Ltd., 8.25%, 05/01/2030(d)	1,900,000	1,986,228
		14,788,475
Communications — 0.3%
Cars.com, Inc., 6.38%, 11/01/2028(d)	2,100,000	2,097,428
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
5.88%, 08/15/2027(d)	1,400,000	1,393,180
10.00%, 02/15/2031(d)	1,250,000	1,206,439
Gen Digital, Inc., 6.25%, 04/01/2033(d)	500,000	510,989
Gray Media, Inc., 5.38%, 11/15/2031(d)	3,900,000	2,881,975
Nexstar Media, Inc., 5.63%, 07/15/2027(d)	400,000	399,474
Univision Communications, Inc., 8.00%, 08/15/2028(d)	800,000	822,530
		9,312,015
Consumer, Cyclical — 0.7%
American Axle & Manufacturing, Inc., 5.00%, 10/01/2029	600,000	544,865
Caesars Entertainment, Inc., 4.63%, 10/15/2029(d)	1,730,000	1,636,145
Carnival Corp., 6.13%, 02/15/2033(d)	600,000	611,020
Champ Acquisition Corp., 8.38%, 12/01/2031(d)	600,000	636,267
Cinemark USA, Inc., 7.00%, 08/01/2032(d)	1,200,000	1,240,194
Clarios Global LP / Clarios US Finance Co., 6.75%, 02/15/2030(d)	2,000,000	2,063,310
FirstCash, Inc., 4.63%, 09/01/2028(d)	1,500,000	1,467,840
Goodyear Tire & Rubber Co., 5.00%, 07/15/2029	1,500,000	1,456,314
Lithia Motors, Inc., 3.88%, 06/01/2029(d)	1,300,000	1,225,723
NCL Corp. Ltd., 6.25%, 03/01/2030(d)	1,350,000	1,367,191

See accompanying notes which are an integral part of these financial statements.

26

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CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Consumer, Cyclical — (Continued)
Phinia, Inc.
6.75%, 04/15/2029(d)	$400,000	$412,136
6.63%, 10/15/2032(d)	600,000	611,764
Resideo Funding, Inc., 6.50%, 07/15/2032(d)	775,000	787,161
Saks Global Enterprises LLC, 11.00%, 12/15/2029(d)	350,000	80,500
Sally Holdings LLC / Sally Capital, Inc., 6.75%, 03/01/2032	900,000	924,816
STL Holding Co. LLC, 8.75%, 02/15/2029(d)	450,000	468,701
White Cap Buyer LLC, 6.88%, 10/15/2028(d)	3,100,000	3,094,281
		18,628,228
Consumer, Non-cyclical — 0.9%
Acadia Healthcare Co., Inc., 7.38%, 03/15/2033(d)	2,700,000	2,783,287
B&G Foods, Inc., 8.00%, 09/15/2028(d)	390,000	365,139
Belron UK Finance PLC, 5.75%, 10/15/2029(d)	600,000	606,006
Concentra Escrow Issuer Corp., 6.88%, 07/15/2032(d)	600,000	617,244
DaVita, Inc., 6.88%, 09/01/2032(d)	1,650,000	1,697,601
Dcli Bidco LLC, 7.75%, 11/15/2029(d)	600,000	613,031
EquipmentShare.com, Inc., 9.00%, 05/15/2028(d)	1,900,000	2,004,834
Fiesta Purchaser, Inc., 9.63%, 09/15/2032(d)	800,000	847,415
Herc Holdings, Inc., 6.63%, 06/15/2029(d)	2,500,000	2,561,330
Hertz Global Holdings, Inc., 12.63%, 07/15/2029(d)	350,000	365,950
Medline Borrower LP, 5.25%, 10/01/2029(d)	900,000	882,978
Molina Healthcare, Inc., 6.25%, 01/15/2033(d)	350,000	345,756
NESCO Holdings, Inc., 5.50%, 04/15/2029(d)	300,000	292,738
Performance Food Group, Inc., 4.25%, 08/01/2029(d)	900,000	866,070
Perrigo Finance Unlimited Co., 6.13%, 09/30/2032	1,200,000	1,213,681
Post Holdings, Inc., 6.38%, 03/01/2033(d)	900,000	901,572
Raven Acquisition Holdings LLC, 6.88%, 11/15/2031(d)	1,900,000	1,923,801
Simmons Foods, Inc., 4.63%, 03/01/2029(d)	350,000	331,661
TreeHouse Foods, Inc., 4.00%, 09/01/2028	600,000	555,556
Upbound Group, Inc., 6.38%, 02/15/2029(d)	2,100,000	2,050,373
US Foods, Inc., 7.25%, 01/15/2032(d)	200,000	208,622
VT Topco, Inc., 8.50%, 08/15/2030(d)	2,040,000	2,174,499
Williams Scotsman, Inc., 6.63%, 04/15/2030(d)	1,000,000	1,031,826
		25,240,970
Diversified — 0.1%
Stena International SA, 7.25%, 01/15/2031(d)	1,925,000	1,958,081
Energy — 0.6%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 8.63%, 06/15/2029(d)	900,000	954,136
Antero Midstream Partners LP / Antero Midstream Finance Corp., 6.63%, 02/01/2032(d)	1,200,000	1,234,615
Archrock Partners LP / Archrock Partners Finance Corp., 6.63%, 09/01/2032(d)	600,000	609,424

See accompanying notes which are an integral part of these financial statements.

27

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Energy — (Continued)
Aris Water Holdings LLC, 7.25%, 04/01/2030(d)	$450,000	$461,875
Calumet Specialty Products Partners LP / Calumet Finance Corp., 9.75%, 07/15/2028(d)	500,000	480,373
Comstock Resources, Inc., 5.88%, 01/15/2030(d)	450,000	425,153
Genesis Energy LP / Genesis Energy Finance Corp.
8.25%, 01/15/2029	275,000	287,069
8.00%, 05/15/2033	900,000	933,968
Greenfire Resources Ltd., 12.00%, 10/01/2028(d)	196,000	206,423
Gulfport Energy Operating Corp., 6.75%, 09/01/2029(d)	320,000	325,603
Helix Energy Solutions Group, Inc., 9.75%, 03/01/2029(d)	950,000	992,879
Kinetik Holdings LP, 5.88%, 06/15/2030(d)	600,000	601,037
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/2031(d)	800,000	781,689
New Fortress Energy, Inc., 6.50%, 09/30/2026(d)	200,000	70,161
PBF Holding Co. LLC / PBF Finance Corp., 6.00%, 02/15/2028	1,000,000	963,219
Shelf Drilling Holdings Ltd., 9.63%, 04/15/2029(d)	1,510,000	1,294,377
SunCoke Energy, Inc., 4.88%, 06/30/2029(d)	2,550,000	2,334,360
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 12/31/2030(d)	700,000	686,319
USA Compression Partners LP / USA Compression Finance Corp., 7.13%, 03/15/2029(d)	630,000	644,445
Venture Global LNG, Inc.
9.00% to 09/30/2029 then 5 yr. CMT Rate + 5.44%, Perpetual(d)	215,000	215,248
8.38%, 06/01/2031(d)	950,000	983,286
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/2029(d)	200,000	199,508
		15,685,167
Financial — 2.6%
A10 Capital LLC, 5.88%, 08/17/2026(d)	1,000,000	989,714
BankGuam Holding Co., 4.75% to 07/01/2026 then 3 mo. Term SOFR + 4.13%, 07/01/2031(d)	2,000,000	1,906,398
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/2029(d)	600,000	634,786
Brookline Bancorp, Inc., 7.90% (3 mo. Term SOFR + 3.58%), 09/15/2029	1,000,000	990,621
Clear Street Holdings LLC, 5.88%, 05/15/2026(d)	2,000,000	2,000,243
Columbia Banking System, Inc., 9.85% (3 mo. Term SOFR + 5.52%), 12/10/2025(d)	2,500,000	2,494,534
Credit Acceptance Corp., 6.63%, 03/15/2030(d)	1,600,000	1,623,272
Customers Bank, 8.01% (3 mo. Term SOFR + 3.70%), 06/26/2029(d)	1,000,000	996,480
Encore Capital Group, Inc., 8.50%, 05/15/2030(d)	500,000	529,807
EZCORP, Inc., 7.38%, 04/01/2032(d)	1,425,000	1,487,643
FedNat Holding Co., 7.75%, 03/15/2029(i)(k)	2,500,000	150,000
Fidelity Financial Corp., 5.00% to 04/30/2027 then 3 mo. Term SOFR + 2.47%, 04/30/2032(d)	3,000,000	2,755,276
Financial Institutions, Inc., 0.00% (3 mo. LIBOR US + 3.94%), 04/15/2030(g)	1,125,000	1,114,349
First Bancshares, Inc., 6.40% to 05/01/2028 then 3 mo. Term SOFR + 3.65%, 05/01/2033	1,000,000	994,012

See accompanying notes which are an integral part of these financial statements.

28

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Financial — (Continued)
First Foundation, Inc., 3.50% to 02/01/2027 then SOFR + 2.04%, 02/01/2032	$1,000,000	$809,890
First Northwest Bancorp, 3.75% to 03/30/2026 then 3 mo. Term SOFR + 3.00%, 03/30/2031	1,500,000	1,231,696
Flushing Financial Corp., 3.13% to 12/01/2026 then 3 mo. Term SOFR + 2.04%, 12/01/2031	3,000,000	2,500,967
Freedom Mortgage Holdings LLC
9.25%, 02/01/2029(d)	900,000	938,841
8.38%, 04/01/2032(d)	650,000	665,399
FS Bancorp, Inc., 3.75% to 02/15/2026 then 3 mo. Term SOFR + 3.37%, 02/15/2031	1,000,000	978,543
Georgia Banking Co., Inc., 4.13% to 06/15/2026 then 3 mo. Term SOFR + 3.40%, 06/15/2031(d)	4,000,000	3,697,860
GGAM Finance Ltd., 8.00%, 02/15/2027(d)	400,000	412,208
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027(d)	1,950,000	2,016,081
goeasy Ltd., 7.63%, 07/01/2029(d)	1,950,000	2,009,579
HomeStreet, Inc., 6.50%, 06/01/2026	750,000	742,093
Jacksonville Bancorp, Inc. Statutory Trust, 8.33% (3 mo. Term SOFR + 4.01%), 09/15/2038(d)	1,200,000	1,147,318
Jane Street Group / JSG Finance, Inc., 6.75%, 05/01/2033(d)	500,000	512,031
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 6.63%, 10/15/2031(d)	900,000	896,510
Jefferson Capital Holdings LLC, 9.50%, 02/15/2029(d)	730,000	771,047
LD Holdings Group LLC, 6.13%, 04/01/2028(d)	500,000	429,224
Macquarie Airfinance Holdings Ltd., 8.13%, 03/30/2029(d)	200,000	209,203
Marble Point Loan Financing Ltd. / MPLF Funding I LLC, 7.50%, 11/16/2025(d)	1,750,000	1,739,063
Narragansett Financial Corp., 3.88% to 05/15/2026 then 3 mo. Term SOFR + 3.19%, 05/15/2031(d)	2,000,000	1,899,813
Nationstar Mortgage Holdings, Inc., 7.13%, 02/01/2032(d)	1,200,000	1,254,057
NexBank Capital, Inc., 6.00%, 07/15/2032(d)	1,000,000	948,110
OneMain Finance Corp., 4.00%, 09/15/2030	2,000,000	1,837,561
Panther Escrow Issuer LLC, 7.13%, 06/01/2031(d)	1,200,000	1,241,685
PennyMac Financial Services, Inc.
4.25%, 02/15/2029(d)	900,000	862,773
5.75%, 09/15/2031(d)	800,000	783,692
PHH Corp., 9.88%, 11/01/2029(d)	800,000	802,255
PRA Group, Inc., 5.00%, 10/01/2029(d)	1,600,000	1,479,696
Primis Financial Corp., 8.52% (3 mo. Term SOFR + 4.21%), 01/31/2027(d)	1,000,000	984,212
ReadyCap Holdings LLC, 9.38%, 03/01/2028(d)	3,000,000	2,998,357
RHP Hotel Properties LP / RHP Finance Corp., 6.50%, 04/01/2032(d)	250,000	255,516
South Street Securities Funding LLC, 6.25%, 12/30/2026(d)	1,000,000	1,002,512
Starwood Property Trust, Inc.
7.25%, 04/01/2029(d)	100,000	104,709
6.00%, 04/15/2030(d)	900,000	909,565
StoneX Group, Inc., 7.88%, 03/01/2031(d)	1,200,000	1,261,801

See accompanying notes which are an integral part of these financial statements.

29

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Financial — (Continued)
Texas State Bankshares, Inc., 8.13% (3 mo. Term SOFR + 3.81%), 06/15/2029(d)	$2,000,000	$1,999,875
Trinitas Capital Management LLC, 6.00%, 07/30/2026(d)	4,000,000	3,845,000
United Wholesale Mortgage LLC, 5.50%, 04/15/2029(d)	2,300,000	2,251,632
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 6.50%, 02/15/2029(d)	1,200,000	1,168,425
Walker & Dunlop, Inc., 6.63%, 04/01/2033(d)	600,000	612,279
		68,878,213
Industrial — 0.7%
Advanced Drainage Systems, Inc., 6.38%, 06/15/2030(d)	600,000	609,604
Axon Enterprise, Inc., 6.25%, 03/15/2033(d)	1,200,000	1,232,364
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032(d)	1,000,000	996,396
Clearwater Paper Corp., 4.75%, 08/15/2028(d)	1,400,000	1,320,788
Clydesdale Acquisition Holdings, Inc., 6.75%, 04/15/2032(d)	1,000,000	1,024,985
Coherent Corp., 5.00%, 12/15/2029(d)	1,900,000	1,860,984
Fortress Transportation and Infrastructure Investors LLC, 5.88%, 04/15/2033(d)	1,200,000	1,190,587
Genesee & Wyoming, Inc., 6.25%, 04/15/2032(d)	600,000	607,667
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(d)	1,175,000	1,114,005
Knife River Corp., 7.75%, 05/01/2031(d)	600,000	630,144
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031(d)	1,900,000	1,923,725
Quikrete Holdings, Inc., 6.75%, 03/01/2033(d)	950,000	974,951
Reworld Holding Corp., 4.88%, 12/01/2029(d)	200,000	191,181
Sealed Air Corp., 6.50%, 07/15/2032(d)	300,000	309,266
Seaspan Corp., 5.50%, 08/01/2029(d)	950,000	905,437
Sensata Technologies, Inc., 3.75%, 02/15/2031(d)	1,000,000	913,360
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/2028(d)	1,900,000	1,895,303
Standard Building Solutions, Inc., 6.50%, 08/15/2032(d)	1,200,000	1,226,258
Vertiv Group Corp., 4.13%, 11/15/2028(d)	400,000	389,380
XPO, Inc., 7.13%, 06/01/2031(d)	250,000	258,873
		19,575,258
Technology — 0.0%(l)
Zebra Technologies Corp., 6.50%, 06/01/2032(d)	500,000	512,923
Utilities — 0.1%
NRG Energy, Inc., 6.25%, 11/01/2034(d)	400,000	405,621
Pike Corp., 8.63%, 01/31/2031(d)	225,000	242,233
Vistra Operations Co. LLC
7.75%, 10/15/2031(d)	100,000	105,917
6.88%, 04/15/2032(d)	1,200,000	1,247,606
		2,001,377
TOTAL CORPORATE OBLIGATIONS (Cost $176,632,578)		176,580,707

See accompanying notes which are an integral part of these financial statements.

30

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2025 (Unaudited)(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.6%
ALA Trust
Series 2025-OANA, Class C, 6.43% (1 mo. Term SOFR + 2.09%), 06/15/2040(d)	$1,700,000	$1,700,146
Series 2025-OANA, Class D, 7.43% (1 mo. Term SOFR + 3.09%), 06/15/2040(d)	1,300,000	1,300,107
Arbor Realty Collateralized Loan Obligation Ltd., Series 2025-BTR1, Class AS, 6.99% (1 mo. Term SOFR + 2.64%), 01/20/2041(d)	4,000,000	4,012,148
AREIT CRE Ltd., Series 2024-CRE9, Class AS, 6.58% (1 mo. Term SOFR + 2.24%), 05/17/2041(d)	1,700,000	1,688,013
ARES Commercial Mortgage Trust
Series 2024-IND, Class D, 7.23% (1 mo. Term SOFR + 2.89%), 07/15/2041(d)	4,500,000	4,522,153
Series 2024-IND, Class E, 8.28% (1 mo. Term SOFR + 3.94%), 07/15/2041(d)	4,500,000	4,518,616
ARZ Trust, Series 2024-BILT, Class D, 7.00%, 06/11/2029(d)	850,000	874,334
Banc of America Re-Remic Trust
Series 2024-NASH, Class A, 6.34% (1 mo. Term SOFR + 2.00%), 05/15/2039(d)	2,400,000	2,413,092
Series 2024-NASH, Class C, 7.84% (1 mo. Term SOFR + 3.50%), 05/15/2039(d)	800,000	794,382
Series 2024-NASH, Class D, 9.19% (1 mo. Term SOFR + 4.85%), 05/15/2039(d)	400,000	397,155
Series 2025-ASHF, Class C, 7.34% (1 mo. Term SOFR + 3.00%), 02/15/2042(d)	3,250,000	3,265,818
BX Trust
Series 2024-AIRC, Class C, 6.93% (1 mo. Term SOFR + 2.59%), 08/15/2039(d)	1,591,532	1,600,600
Series 2024-BIO, Class C, 6.98% (1 mo. Term SOFR + 2.64%), 02/15/2041(d)	4,800,000	4,773,725
Series 2024-BIO, Class D, 7.98% (1 mo. Term SOFR + 3.64%), 02/15/2041(d)	3,300,000	3,278,454
Series 2024-KING, Class D, 6.83% (1 mo. Term SOFR + 2.49%), 05/15/2034(d)	2,467,516	2,480,643
Series 2024-PALM, Class D, 6.98% (1 mo. Term SOFR + 2.64%), 06/15/2037(d)	1,038,462	1,038,917
Series 2024-VLT4, Class E, 7.23% (1 mo. Term SOFR + 2.89%), 07/15/2029(d)	300,000	291,448
Series 2024-VLT4, Class F, 8.28% (1 mo. Term SOFR + 3.94%), 07/15/2029(d)	4,500,000	4,408,421
Series 2025-BIO3, Class D, 6.96%, 02/10/2042(a)(d)	1,750,000	1,734,105
Series 2025-VLT7, Class D, 7.55% (1 mo. Term SOFR + 3.25%), 07/15/2044(d)	3,700,000	3,716,935
Commercial Mortgage Pass Through Certificates, Series 2024-WCL1, Class C, 7.23% (1 mo. Term SOFR + 2.89%), 06/15/2041(d)	5,500,000	5,483,599
Computershare Corporate Trust
Series 2024-1CHI, Class D, 6.71%, 07/15/2035(a)(d)	1,450,000	1,453,036
Series 2024-1CHI, Class E, 7.57%, 07/15/2035(a)(d)	1,800,000	1,803,231

See accompanying notes which are an integral part of these financial statements.

31

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2025 (Unaudited)(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (Continued)
DBSG Mortgage Trust, Series 2024-ALTA, Class D, 7.06%, 06/10/2037(a)(d)	$1,600,000	$1,614,630
DC Commercial Mortgage Trust
Series 2024-HLTN, Class C, 7.04%, 04/13/2040(a)(d)	1,200,000	1,203,106
Series 2024-HLTN, Class D, 7.71%, 04/13/2040(a)(d)	1,200,000	1,204,418
Gaea Mortgage Loan Trust, Series 2025-A, Class A, 6.75%, 02/25/2030(a)(d)	10,573,535	10,686,111
GS Mortgage Securities Corp., Series 2018-TWR, Class G, 8.56% (1 mo. Term SOFR + 4.22%), 07/15/2031(d)	500,000	39,450
Hilton USA Trust
Series 2024-ORL, Class C, 6.78% (1 mo. Term SOFR + 2.44%), 05/15/2037(d)	800,000	800,914
Series 2024-ORL, Class D, 7.53% (1 mo. Term SOFR + 3.19%), 05/15/2037(d)	800,000	800,899
HTL Commercial Mortgage Trust
Series 2024-T53, Class D, 8.20%, 05/10/2039(a)(d)	700,000	715,679
Series 2024-T53, Class F, 11.93%, 05/10/2039(a)(d)	400,000	409,961
ICNQ Mortgage Trust, Series 2024-MF, Class E, 6.35%, 12/10/2034(a)(d)	3,250,000	3,254,833
Jackson Park Trust, Series 2019-LIC, Class E, 3.24%, 10/14/2039(a)(d)	5,000,000	4,269,910
JP Morgan Chase Commercial Mortgage Securities, Series 2018-PTC, Class A, 5.84% (1 mo. Term SOFR + 1.50%), 04/15/2031(c)(d)	3,500,000	1,438,297
LBA Trust
Series 2024-BOLT, Class E, 8.03% (1 mo. Term SOFR + 3.69%), 06/15/2039(d)	6,500,000	6,524,505
Series 2024-BOLT, Class F, 8.78% (1 mo. Term SOFR + 4.44%), 06/15/2039(d)	1,400,000	1,406,594
Morgan Stanley, Series 2024-BPR2, Class A, 7.29%, 05/05/2029(d)	2,667,815	2,757,704
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class G, 4.16%, 02/15/2046(a)(d)	1,000,000	46,453
Morgan Stanley Capital I, Inc., Series 2014-150E, Class A, 3.91%, 09/09/2032(d)	3,040,000	2,696,146
Stellar Management, Series 2025-IP, Class E, 6.85%, 06/10/2042(a)(d)	750,000	755,153
TX Trust, Series 2024-HOU, Class D, 7.58% (1 mo. Term SOFR + 3.24%), 06/15/2039(d)	500,000	500,214
Wells Fargo Commercial Mortgage Trust, Series 2025-VTT, Class E, 6.91%, 03/15/2038(a)(d)	5,200,000	5,133,612
WFLD Mortgage Trust, Series 2014-MONT, Class A, 3.75%, 08/10/2031(a)(d)	1,561,964	1,499,865
X-Caliber Funding LLC
11.00%, 09/01/2025(d)	3,500,000	3,485,559
5.00%, 09/01/2025(d)	300,000	299,743
11.46% (1 mo. LIBOR US + 6.50%), 11/01/2025(d)(g)(k)	1,628,000	163
12.10% (1 mo. Term SOFR + 7.75%), 03/06/2026(d)	658,203	655,557
7.10% (1 mo. Term SOFR + 2.75%), 03/06/2026(d)	3,510,418	3,501,354

See accompanying notes which are an integral part of these financial statements.

32

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2025 (Unaudited)(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (Continued)
7.00%, 03/31/2026(d)	$3,621,300	$1,459,221
Series 2019-1, Class B1, 20.08% (1 mo. Term SOFR + 15.75%), 11/06/2026(d)	5,129,931	518
Series 2020-5, Class A, 7.70% (1 mo. Term SOFR + 3.37%), 10/06/2025(d)	566,148	565,038
Series 2020-5, Class B1, 12.70% (1 mo. Term SOFR + 8.37%), 10/06/2025(d)	1,321,012	1,314,632
Series 2021-10, Class B1, 12.45% (1 mo. Term SOFR + 8.12%), 12/06/2025(d)	2,000,000	2,005,956
Series 2021-7, Class A, 7.44% (1 mo. Term SOFR + 3.11%), 01/06/2026(d)	3,950,000	3,939,390
Series 2021-7, Class B2, 0.00%, 01/06/2026(d)	1,788,000	1,814,577
Series 2021-9, Class B1, 12.45% (1 mo. Term SOFR + 8.12%), 04/06/2026(d)(k)	1,215,000	118
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $137,011,298)		124,349,358
RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER — 4.1%
Federal Home Loan Mortgage Corp., Series 2018-SPI4, Class B, 4.51%, 11/25/2048(a)(d)	9,064,602	6,522,189
Federal National Mortgage Association
6.00%, 08/15/2040	35,000,000	35,489,233
Pool 000TBA, 5.50%, 08/15/2040	70,000,000	69,640,340
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost $114,208,340)		111,651,762
COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — 3.2%
Connecticut Avenue Securities Trust
Series 2019-01, Class B10, 9.96% (30 day avg SOFR US + 5.61%), 10/25/2049(d)	1,500,000	1,511,377
Series 2019-01, Class CE, 13.21% (30 day avg SOFR US + 8.86%), 10/25/2049(d)	2,000,000	2,028,590
Series 2020-01, Class CE, 11.96% (30 day avg SOFR US + 7.61%), 03/25/2050(d)	8,000,000	8,295,704
Federal Home Loan Mortgage Corp.
Series 2017-KF41, Class B, 6.93% (30 day avg SOFR US + 2.61%), 11/25/2025(d)	600,479	592,378
Series 2019-KF58, Class B, 6.58% (30 day avg SOFR US + 2.26%), 01/25/2026(d)	1,182,007	1,177,225
Series 2019-KF64, Class B, 6.73% (30 day avg SOFR US + 2.41%), 06/25/2026(d)	2,487,563	2,482,882
Series K143, Class A2, 2.35%, 03/25/2032	7,185,000	6,316,355
Series K-159, Class A2, 4.50%, 07/25/2033(a)	20,000,000	19,851,240
Series K-165, Class A2, 4.49%, 09/25/2034	14,464,000	14,245,565

See accompanying notes which are an integral part of these financial statements.

33

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2025 (Unaudited)(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — (Continued)
Series K543, Class A2, 4.33%, 06/25/2030(a)	$10,000,000	$9,992,010
Series K544, Class A2, 4.27%, 07/25/2030(a)	10,000,000	9,992,790
Series K545, Class A2, 4.29%, 07/25/2030(n)	10,000,000	9,979,960
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $86,371,274)		86,466,076

	Shares
AFFILIATED EXCHANGE TRADED FUNDS — 1.1%
Angel Oak High Yield Opportunities ETF(o)	1,575,240	17,461,535
Angel Oak Mortgage-Backed Securities ETF(o)	1,224,882	10,490,257
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $30,352,559)		27,951,792

	Par
COMMERCIAL REAL ESTATE — 0.7%
Geary(j)(o)	$7,068,750	7,331,707
Leavenworth(j)(o)	2,945,000	2,954,424
Octavia(j)(o)	8,003,750	9,091,460
TOTAL COMMERCIAL REAL ESTATE (Cost $18,707,750)		19,377,591

	Shares
EXCHANGE TRADED FUNDS — 0.5%
iShares Broad USD High Yield Corporate Bond ETF	371,900	13,905,341
TOTAL EXCHANGE TRADED FUNDS (Cost $13,909,060)		13,905,341
COMMON STOCKS — 0.3%
Energy — 0.0%(l)
Enviva Escrow(i)(j)	100,000	0
Enviva LLC(j)	3,638	71,851
		71,851
Financial — 0.1%
Kingstone Companies, Inc.(j)	61,996	1,016,114
PennyMac Mortgage Investment Trust	81,182	957,136
Redwood Trust, Inc.	238,507	1,302,248
		3,275,498
Real Estate Investment Trust — 0.2%
Annaly Capital Management, Inc.	84,833	1,724,655
Ellington Financial, Inc.	103,500	1,313,415
Rithm Capital Corp.	158,870	1,911,206
		4,949,276
TOTAL COMMON STOCKS (Cost $11,782,214)		8,296,625

See accompanying notes which are an integral part of these financial statements.

34

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2025 (Unaudited)(Continued)

	Shares	Value
PREFERRED STOCKS — 0.3%
Financial — 0.2%
Dynex Capital, Inc., Series C, 10.04% (3 mo. Term SOFR + 5.72%), Perpetual	173,425	$4,503,847
MFA Financial, Inc., Series C, 9.90% (3 mo. Term SOFR + 5.61%), Perpetual	52,942	1,298,668
		5,802,515
Real Estate Investment Trust — 0.1%
AGNC Investment Corp., Series E, 9.57% (3 mo. Term SOFR + 5.25%), Perpetual	66,529	1,709,130
TOTAL PREFERRED STOCKS (Cost $6,443,535)		7,511,645

	Par
WHOLE LOANS — 0.2%
Agency High Balance Residential Mortgages
6.88%, 07/24/2026	$605,506	601,942
7.00%, 04/26/2037	175,891	175,491
6.88%, 05/24/2037	269,273	269,698
7.75%, 08/24/2037	219,408	222,634
5.13%, 05/24/2048	461,303	434,771
Savannah Grand, 10.08%, 03/31/2026	3,111,177	3,105,491
TOTAL WHOLE LOANS (Cost $4,818,619)		4,810,027

	Shares
SHORT-TERM INVESTMENTS — 2.9%
Money Market Funds — 2.9%
First American Government Obligations Fund - Class U, 4.25%(c)(p)	78,539,727	78,539,727
TOTAL SHORT-TERM INVESTMENTS (Cost $78,539,727)		78,539,727
TOTAL INVESTMENTS — 108.8% (Cost $3,136,997,175)		$2,938,265,604
Liabilities in Excess of Other Assets — (8.8)%		(236,656,395)
TOTAL NET ASSETS — 100.0%		$2,701,609,209

Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
LP - Limited Partnership
SOFR - Secured Overnight Financing Rate
TBA - To be Announced
(a)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of July 31, 2025.

See accompanying notes which are an integral part of these financial statements.

35

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2025 (Unaudited)(Continued)
(b)	Interest only security.
(c)	All or a portion of security has been pledged as collateral in connection with open credit agreements. At July 31, 2025, the value of securities pledged amounted to $253,660,469.
(d)
Security is exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. As of July 31, 2025, the value of these securities total $2,026,036,271 or 75.0% of the Fund’s net assets.

(e)	Step coupon bond. The rate disclosed is as of July 31, 2025.
(f)	Principal only security.
(g)	Securities referencing LIBOR are expected to transition to an alternative reference rate.
(h)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(i)
As of July 31, 2025, the Fund has fair valued these securities under the procedures established by Angel Oak Capital Advisors, LLC as Valuation Designee pursuant to Rule 2a-5 under the Investment Company Act of 1940. The value of these securities amounted to $160,001 or 0.0% of net assets. Value determined using significant unobservable inputs.

(j)	Non-income producing security. Income is not being accrued.
(k)	Issuer is currently in default and not accruing income.
(l)	Represents less than 0.05% of net assets.
(m)
Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. As of July 31, 2025, the value of these securities total $4,083,097 or 0.2% of the Fund’s net assets.

(n)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(o)	Affiliated security as defined by the Investment Company Act of 1940.
(p)	The rate shown represents the 7-day annualized yield as of July 31, 2025.
See accompanying notes which are an integral part of these financial statements.

36

Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Open Futures Contracts
July 31, 2025 (Unaudited)

	Contracts Sold	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Short Futures Contracts
U.S. Treasury 10 Year Note	(766)	09/19/2025	($85,073,875)	$212,741
Long Futures Contracts
U.S. Treasury 5 Year Note	304	09/30/2025	$32,884,250	($67,564)
Long/Short Total				$145,177

Consolidated Schedule of Centrally Cleared Credit Default
Swaps - Buy Protection(a)
July 31, 2025 (Unaudited)

Reference Obligation	Implied Credit Spread at 07/31/25(b)	Pay (Receive) Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount(c)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Markit CDX.NA.IG(d)	0.51%	1.00%	Quarterly	06/20/2030	Wells Fargo Securities, LLC	$500,000,000	($11,386,333)	($8,512,402)	($2,873,931)

(a)
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on U.S. municipal issues, corporate issues or sovereign issues of an emerging country as of year-end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(c)
The maximum potential amount the Fund could be required to pay as seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(d)	Centrally cleared swap, clearing agent: Intercontinental Exchange.
See accompanying notes which are an integral part of these financial statements.

37

Angel Oak UltraShort Income Fund
Schedule of Investments
July 31, 2025 (Unaudited)

	Par	Value
ASSET-BACKED SECURITIES — 31.3%
Automobile — 12.3%
AgoraCapital Auto Securities Trust, Series 2025-1A, Class A, 6.40%, 11/25/2032(a)	$914,364	$ 915,137
American Credit Acceptance Receivables Trust
Series 2022-4, Class D, 8.00%, 02/15/2029(a)	5,843,055	5,908,902
Series 2024-2, Class D, 6.53%, 04/12/2030(a)	3,000,000	3,070,558
Arivo Acceptance Auto Loan Receivables Trust
Series 2022-1A, Class A, 3.93%, 05/15/2028(a)	68,866	68,764
Series 2022-2A, Class A, 6.90%, 01/16/2029(a)	154,487	155,799
Avid Automobile Receivables Trust, Series 2023-1, Class B, 7.12%, 03/15/2027(a)	133,657	133,718
Avis Budget Car Rental LLC
Series 2020-2A, Class C, 4.25%, 02/20/2027(a)	5,330,000	5,303,038
Series 2022-5A, Class B, 7.09%, 04/20/2027(a)	5,498,000	5,550,625
Carvana Auto Receivables Trust
Series 2020-N1A, Class E, 5.20%, 07/15/2027(a)	628,381	627,979
Series 2021-N1, Class C, 1.30%, 01/10/2028	509,822	498,362
Series 2021-N2, Class B, 0.75%, 03/10/2028	724,835	703,752
Series 2021-N2, Class C, 1.07%, 03/10/2028	215,142	208,762
Series 2021-N3, Class C, 1.02%, 06/12/2028	494,005	476,476
Series 2025-P2, Class N, 5.71%, 06/10/2033(a)	2,980,907	2,980,483
CPS Auto Trust
Series 2022-D, Class D, 8.73%, 01/16/2029(a)	2,900,000	3,015,196
Series 2023-D, Class D, 7.80%, 01/15/2030(a)	2,000,000	2,085,244
DT Auto Owner Trust
Series 2022-1A, Class E, 5.53%, 03/15/2029(a)	1,170,000	1,165,503
Series 2022-2A, Class D, 5.46%, 03/15/2028(a)	5,000,000	5,004,985
Exeter Automobile Receivables Trust
Series 2022-1A, Class E, 5.02%, 10/15/2029(a)	1,500,000	1,469,621
Series 2022-3A, Class D, 6.76%, 09/15/2028	6,000,000	6,081,876
FHF Trust, Series 2022-2A, Class A, 6.14%, 12/15/2027(a)	144,083	144,686
Flagship Credit Auto Trust
Series 2021-3, Class D, 1.65%, 09/15/2027(a)	193,000	186,183
Series 2021-4, Class D, 2.26%, 12/15/2027(a)	288,000	272,478
Series 2022-2, Class C, 5.30%, 04/17/2028(a)	1,000,000	999,593
GLS Auto Receivables Trust, Series 2022-3A, Class D, 6.42%, 06/15/2028(a)	2,600,000	2,631,117
Hertz Global Holdings, Inc.
Series 2021-2A, Class C, 2.52%, 12/27/2027(a)	1,500,000	1,441,745
Series 2023-1A, Class B, 6.22%, 06/25/2027(a)	1,000,000	1,004,836
Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B1, 6.15%, 05/20/2032(a)	280,412	284,072
Lendbuzz Securitization Trust
Series 2023-1A, Class A2, 6.92%, 08/15/2028(a)	328,031	332,389
Series 2023-3A, Class A2, 7.50%, 12/15/2028(a)	251,649	256,734
Series 2024-1A, Class A2, 6.19%, 08/15/2029(a)	1,538,917	1,551,706

See accompanying notes which are an integral part of these financial statements.

38

Angel Oak UltraShort Income Fund
Schedule of Investments
July 31, 2025 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Automobile — (Continued)
Lobel Automobile Receivables Trust
Series 2023-1, Class C, 8.31%, 10/16/2028(a)	$2,000,000	$2,017,483
Series 2023-1, Class D, 8.00%, 03/15/2030(a)	3,010,000	3,068,600
Series 2023-2, Class C, 10.04%, 06/15/2029(a)	3,000,000	3,123,914
Luxury Lease Partners Auto Lease Trust, Series 2024-4, Class A, 7.29%, 07/15/2030(a)	320,790	321,410
Prestige Auto Receivables Trust, Series 2025-1A, Class B, 5.34%, 11/15/2028(a)	3,000,000	3,016,736
Research-Driven Pagaya Motor Asset Trust
Series 2023-3A, Class A, 7.13%, 01/26/2032(a)	221,897	222,546
Series 2023-4A, Class A, 7.54%, 03/25/2032(a)	760,120	764,705
Series 2025-3A, Class A2, 5.15%, 02/27/2034(a)	3,500,000	3,515,965
Skopos Auto Receivable Trust, Series 2019-1A, Class E, 7.82%, 06/15/2026(a)	400,751	401,557
Strike Acceptance Auto Funding Trust, Series 2025-1A, Class A, 5.84%, 04/15/2032(a)	1,610,707	1,609,015
Tricolor Auto Securitization Trust, Series 2024-3A, Class A, 5.22%, 06/15/2028(a)	393,984	394,474
United Auto Credit Securitization Trust, Series 2025-1, Class B, 5.05%, 02/10/2028(a)	3,500,000	3,503,638
US Auto Funding Trust
Series 2022-1A, Class A, 3.98%, 10/15/2025(a)	70,091	69,853
Series 2022-1A, Class B, 5.13%, 12/15/2025(a)	750,000	317,607
Veros Automobile Receivables Trust
Series 2023-1, Class A, 7.12%, 11/15/2028(a)	61,674	61,717
Series 2024-1, Class C, 7.57%, 12/15/2028(a)	920,000	945,787
Series 2025-1, Class A, 5.31%, 09/15/2028(a)	428,484	429,030
Westlake Automobile Receivables Trust, Series 2025-2A, Class A2B, 0.00% (30 day avg SOFR US + 0.58%), 09/15/2028(a)	3,000,000	2,999,741
		81,314,097
Consumer — 17.7%
ACHV ABS TRUST
Series 2023-1PL, Class D, 8.47%, 03/18/2030(a)	2,389,325	2,410,642
Series 2023-3PL, Class C, 7.35%, 08/19/2030(a)	2,578	2,580
Series 2023-3PL, Class D, 8.36%, 08/19/2030(a)	3,200,000	3,245,150
Series 2024-1PL, Class C, 6.42%, 04/25/2031(a)	535,320	540,631
Series 2024-1PL, Class D, 7.29%, 04/25/2031(a)	833,017	845,816
Series 2024-2PL, Class A, 5.07%, 10/27/2031(a)	981,430	983,678
Series 2024-2PL, Class B, 5.43%, 10/27/2031(a)	549,773	552,155
Series 2024-3AL, Class C, 5.68%, 12/26/2031(a)	709,664	712,308
Affirm, Inc., Series 2023-B, Class 1B, 7.44%, 09/15/2028(a)	1,200,000	1,202,931
AMCR ABS Trust, Series 2024-A, Class A, 6.26%, 08/18/2031(a)	1,803,318	1,808,466
Cascade Funding Mortgage Trust, Series 2021-GRN1, Class A, 1.10%, 03/20/2041(a)	173,205	171,856
Cherry Securitization Trust, Series 2025-1A, Class A, 6.13%, 11/15/2032(a)	1,500,000	1,513,704
Foundation Finance Trust, Series 2021-2A, Class A, 2.19%, 01/15/2042(a)	514,572	487,417

See accompanying notes which are an integral part of these financial statements.

39

Angel Oak UltraShort Income Fund
Schedule of Investments
July 31, 2025 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Consumer — (Continued)
FREED ABS Trust
Series 2021-3FP, Class D, 2.37%, 11/20/2028(a)	$36,021	$35,911
Series 2022-3FP, Class D, 7.36%, 08/20/2029(a)	592,325	595,510
Series 2022-4FP, Class D, 7.40%, 12/18/2029(a)	1,523,958	1,533,473
Goldman Home Improvement Trust, Series 2021-GRN2, Class A, 1.15%, 06/25/2051(a)	460,513	450,766
Lendingpoint Asset Securitization Trust
Series 2021-B, Class C, 3.21%, 02/15/2029(a)	1,084,317	1,065,280
Series 2022-C, Class B, 7.46%, 02/15/2030(a)	94,353	94,336
LendingPoint Pass-Through Trust
Series 2022-ST1, Class A, 2.50%, 03/15/2028(a)	54,532	53,955
Series 2022-ST2, Class A, 3.25%, 04/15/2028(a)	82,213	81,348
Marlette Funding Trust
Series 2023-1A, Class C, 7.20%, 04/15/2033(a)	2,000,000	2,011,326
Series 2023-3A, Class C, 7.06%, 09/15/2033(a)	3,200,000	3,223,657
Momnt Technologies Trust
Series 2023-1A, Class A, 6.92%, 03/20/2045(a)	430,565	430,595
Series 2025-1A, Class A, 6.24%, 06/20/2043(a)	1,933,639	1,934,547
NetCredit Funding LLC, Series 2024-A, Class A, 7.43%, 10/21/2030(a)	84,752	85,899
Oportun Financial Corp.
Series 2022-A, Class B, 5.25%, 06/09/2031(a)	4,350,000	4,349,715
Series 2024-2, Class A, 5.86%, 02/09/2032(a)	343,433	343,731
Series 2024-2, Class B, 5.83%, 02/09/2032(a)	500,000	501,302
Series 2024-3, Class B, 5.48%, 08/15/2029(a)	3,000,000	3,001,177
Pagaya AI Debt Selection Trust
Series 2021-1, Class C, 4.09%, 11/15/2027(a)	25,519	25,220
Series 2021-HG1, Class B, 1.82%, 01/16/2029(a)	555,382	548,424
Series 2022-1, Class C, 4.89%, 10/15/2029(a)	2,913,105	2,889,065
Series 2022-5, Class A, 8.10%, 06/17/2030(a)	270,472	271,080
Series 2023-5, Class C, 9.10%, 04/15/2031(a)	1,068,434	1,074,810
Series 2023-7, Class ABC, 8.74%, 07/15/2031(a)(b)	1,244,608	1,250,840
Series 2023-7, Class C, 8.80%, 07/15/2031(a)	1,113,961	1,123,366
Series 2023-8, Class B, 7.96%, 06/16/2031(a)	4,447,337	4,531,571
Series 2023-8, Class C, 9.54%, 06/16/2031(a)	4,824,422	4,943,650
Series 2024-1, Class B, 7.11%, 07/15/2031(a)	2,337,435	2,359,932
Series 2024-1, Class C, 8.34%, 07/15/2031(a)	2,532,891	2,570,968
Series 2024-10, Class C, 5.99%, 06/15/2032(a)	1,667,983	1,671,294
Series 2024-11, Class B, 5.64%, 07/15/2032(a)	4,730,813	4,741,672
Series 2024-11, Class C, 5.87%, 07/15/2032(a)	999,885	1,002,468
Series 2024-2, Class B, 6.61%, 08/15/2031(a)	3,569,745	3,598,102
Series 2024-2, Class C, 7.57%, 08/15/2031(a)	580,422	586,644
Series 2024-3, Class A, 6.26%, 10/15/2031(a)	250,901	252,365
Series 2024-3, Class B, 6.57%, 10/15/2031(a)	3,075,509	3,096,835
Series 2024-3, Class C, 7.30%, 10/15/2031(a)	614,715	620,950
Series 2024-5, Class B, 6.60%, 10/15/2031(a)	1,296,935	1,309,152
Series 2024-6, Class B, 6.59%, 11/15/2031(a)	1,353,431	1,364,070

See accompanying notes which are an integral part of these financial statements.

40

Angel Oak UltraShort Income Fund
Schedule of Investments
July 31, 2025 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Consumer — (Continued)
Series 2024-8, Class D, 6.53%, 01/15/2032(a)	$991,687	$995,442
Series 2024-9, Class D, 6.17%, 03/15/2032(a)	760,815	761,586
Series 2025-1, Class B, 5.63%, 07/15/2032(a)	999,915	1,003,343
Series 2025-1, Class C, 5.87%, 07/15/2032(a)	999,915	1,003,475
Series 2025-2, Class B, 5.33%, 10/15/2032(a)	1,624,829	1,623,831
Series 2025-2, Class C, 5.64%, 10/15/2032(a)	1,999,790	2,000,418
Series 2025-3, Class A2, 5.37%, 12/15/2032(a)	1,000,000	1,004,689
Series 2025-3, Class B, 6.06%, 12/15/2032(a)	1,000,000	1,010,404
Series 2025-4, Class A2, 5.37%, 01/17/2033(a)	2,500,000	2,512,049
Series 2025-4, Class B, 5.69%, 01/17/2033(a)	3,000,000	3,019,113
Series 2025-4, Class C, 6.15%, 01/17/2033(a)	1,000,000	1,004,313
Series 2025-5, Class C, 5.64%, 03/15/2033(a)	4,500,000	4,504,503
Series 2025-R1, Class A2, 5.34%, 06/15/2032(a)	1,700,000	1,707,912
Pagaya Technologies Ltd.
Series 2025-1, Class A, 5.72%, 01/20/2034(a)	2,300,000	2,312,520
Series 2025-1, Class C, 6.30%, 01/20/2034(a)	2,000,000	2,013,397
Prosper Marketplace Issuance Trust, Series 2023-1A, Class C, 8.29%, 07/16/2029(a)	1,500,000	1,513,094
Sotheby’s Artfi Master Trust, Series 2024-1A, Class A1, 6.43%, 12/22/2031(a)	3,446,000	3,468,799
SpringCastle America LLC, Series 2020-AA, Class A, 1.97%, 09/25/2037(a)	4,794,087	4,505,574
Sunbit Asset Securitization Trust, Series 2025-1, Class A, 5.36%, 07/15/2030(a)	1,000,000	999,977
Theorem Funding Trust, Series 2022-3A, Class B, 8.95%, 04/15/2029(a)	1,400,000	1,426,081
Upstart Pass-Through Trust Series
Series 2021-ST4, Class A, 2.00%, 07/20/2027(a)	366,239	364,362
Series 2022-ST3, Class A, 4.30%, 05/20/2030(a)	328,533	326,330
Upstart Securitization Trust
Series 2021-3, Class C, 3.28%, 07/20/2031(a)	292,576	290,064
Series 2022-4, Class A, 5.98%, 08/20/2032(a)	28,834	28,840
Series 2025-1, Class A, 5.45%, 04/20/2035(a)	2,056,603	2,063,993
Upstart Structured Pass-Through Trust
Series 2022-2A, Class A, 4.25%, 06/17/2030(a)	136,342	135,566
Series 2022-4A, Class B, 8.54%, 11/15/2030(a)	737,573	741,222
		116,443,237
Credit Card — 0.2%
Mission Lane Credit Card Master Trust, Series 2025-A, Class A, 5.80%, 05/15/2030(a)	1,500,000	1,512,415
Equipment — 0.5%
Octane Receivables Trust, Series 2022-2A, Class D, 7.70%, 02/20/2030(a)	3,000,000	3,087,560
Fiber — 0.6%
Frontier Communications Parent, Inc., Series 2023-1, Class A2, 6.60%, 08/20/2053(a)	4,000,000	4,052,459
TOTAL ASSET-BACKED SECURITIES (Cost $206,689,399)		206,409,768

See accompanying notes which are an integral part of these financial statements.

41

Angel Oak UltraShort Income Fund
Schedule of Investments
July 31, 2025 (Unaudited)(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — 18.3%
Federal Home Loan Mortgage Corp.
Pool WN1022, 2.10%, 11/01/2026	$2,000,000	$1,938,782
Series K052, Class A2, 3.15%, 11/25/2025	1,416,407	1,410,084
Series K053, Class A2, 3.00%, 12/25/2025	1,767,195	1,756,677
Series K054, Class A2, 2.75%, 01/25/2026	2,325,704	2,305,787
Series K055, Class A2, 2.67%, 03/25/2026	5,560,124	5,494,603
Series K056, Class A2, 2.53%, 05/25/2026	952,941	939,395
Series K057, Class A2, 2.57%, 07/25/2026	5,208,503	5,115,891
Series K058, Class A2, 2.65%, 08/25/2026	6,000,000	5,886,696
Series K059, Class A2, 3.12%, 09/25/2026(b)	3,420,000	3,372,305
Series K062, Class AM, 3.51%, 12/25/2026	2,860,000	2,822,340
Series K734, Class A2, 3.21%, 02/25/2026	862,980	857,962
Series K-F100, Class AL, 4.56% (30 day avg SOFR US + 0.24%), 11/25/2027	4,674,204	4,650,819
Series K-F100, Class AS, 4.50% (30 day avg SOFR US + 0.18%), 01/25/2028	1,685,981	1,675,103
Series K-F101, Class AS, 4.52% (30 day avg SOFR US + 0.20%), 01/25/2031	210,036	207,807
Series K-F104, Class AS, 4.57% (30 day avg SOFR US + 0.25%), 01/25/2031	3,614,269	3,596,389
Series K-F105, Class AS, 4.57% (30 day avg SOFR US + 0.25%), 02/25/2031	5,150,812	5,130,013
Series K-F108, Class AS, 4.57% (30 day avg SOFR US + 0.25%), 02/25/2031	536,906	534,197
Series K-F113, Class AS, 4.55% (30 day avg SOFR US + 0.23%), 05/25/2028	581,449	577,739
Series K-F114, Class AS, 4.54% (30 day avg SOFR US + 0.22%), 05/25/2031	1,232,881	1,215,403
Series K-F115, Class AS, 4.53% (30 day avg SOFR US + 0.21%), 06/25/2031	4,291,033	4,228,783
Series K-F117, Class AS, 4.56% (30 day avg SOFR US + 0.24%), 06/25/2031	440,462	434,989
Series K-F118, Class AS, 4.52% (30 day avg SOFR US + 0.20%), 07/25/2028	2,077,308	2,060,964
Series K-F121, Class AS, 4.50% (30 day avg SOFR US + 0.18%), 08/25/2028	3,583,303	3,551,982
Series K-F122, Class AS, 4.51% (30 day avg SOFR US + 0.19%), 09/25/2031	2,216,035	2,204,558
Series KF123, Class AS, 4.52% (30 day avg SOFR US + 0.20%), 09/25/2028	1,507,464	1,494,766
Series KF128, Class AS, 4.55% (30 day avg SOFR US + 0.23%), 12/25/2031	3,078,341	3,057,405
Series KF129, Class AS, 4.57% (30 day avg SOFR US + 0.25%), 01/25/2029	2,174,229	2,157,996
Series KF130, Class AS, 4.61% (30 day avg SOFR US + 0.29%), 01/25/2029	1,022,556	1,019,941

See accompanying notes which are an integral part of these financial statements.

42

Angel Oak UltraShort Income Fund
Schedule of Investments
July 31, 2025 (Unaudited)(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — (Continued)
Series KF133, Class AS, 4.69% (30 day avg SOFR US + 0.37%), 02/25/2029	$3,595,227	$3,581,202
Series KF135, Class AS, 4.69% (30 day avg SOFR US + 0.37%), 05/25/2029	678,552	677,604
Series KF136, Class AS, 4.73% (30 day avg SOFR US + 0.41%), 04/25/2032	497,101	494,374
Series KF155, Class AS, 4.99% (30 day avg SOFR US + 0.67%), 02/25/2030	825,894	831,346
Series KF160, Class AS, 5.02% (30 day avg SOFR US + 0.70%), 10/25/2030	1,788,435	1,800,013
Series KF166, Class AS, 4.92% (30 day avg SOFR US + 0.60%), 01/25/2032	5,000,000	5,014,390
Series KF43, Class A, 4.67% (30 day avg SOFR US + 0.35%), 01/25/2028	2,112,131	2,106,248
Series KF48, Class A, 4.72% (30 day avg SOFR US + 0.40%), 06/25/2028	816,098	814,403
Series KF60, Class A, 4.92% (30 day avg SOFR US + 0.60%), 02/25/2026	677,578	678,666
Series KF62, Class A, 4.91% (30 day avg SOFR US + 0.59%), 04/25/2026	576,765	577,726
Series KF64, Class A, 4.87% (30 day avg SOFR US + 0.55%), 06/25/2026	275,564	275,960
Series KF67, Class A, 4.95% (30 day avg SOFR US + 0.63%), 08/25/2029	1,035,442	1,040,586
Series KF68, Class A, 4.92% (30 day avg SOFR US + 0.60%), 07/25/2026	2,517,802	2,523,002
Series KF74, Class AS, 4.85% (SOFR 1M Historical Calendar Day Compounded + 0.53%), 01/25/2027	14,566	14,584
Series KF75, Class AS, 4.87% (SOFR 1M Historical Calendar Day Compounded + 0.55%), 12/25/2029	529,506	530,584
Series KF81, Class AS, 4.72% (30 day avg SOFR US + 0.40%), 06/25/2027	1,163,834	1,162,703
Series KF82, Class AS, 4.74% (30 day avg SOFR US + 0.42%), 06/25/2030	528,628	526,836
Series KF84, Class AL, 4.73% (30 day avg SOFR US + 0.41%), 07/25/2030	1,404,665	1,408,963
Series KF86, Class AL, 4.72% (30 day avg SOFR US + 0.40%), 08/25/2027	1,149,460	1,148,271
Series KF86, Class AS, 4.64% (30 day avg SOFR US + 0.32%), 08/25/2027	3,768,207	3,758,519
Series KF88, Class AL, 4.76% (30 day avg SOFR US + 0.44%), 09/25/2030	1,387,012	1,383,421
Series KF91, Class AL, 4.76% (30 day avg SOFR US + 0.44%), 10/25/2030	593,840	593,898
Series KF92, Class AS, 4.68% (30 day avg SOFR US + 0.36%), 10/25/2030	130,083	129,236

See accompanying notes which are an integral part of these financial statements.

43

Angel Oak UltraShort Income Fund
Schedule of Investments
July 31, 2025 (Unaudited)(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — (Continued)
Series KF93, Class AL, 4.71% (30 day avg SOFR US + 0.39%), 10/25/2027	$769,020	$767,825
Series KF93, Class AS, 4.63% (30 day avg SOFR US + 0.31%), 10/25/2027	657,512	655,341
Series KF94, Class AL, 4.73% (30 day avg SOFR US + 0.41%), 11/25/2030	2,023,297	2,015,031
Series KF95, Class AL, 4.69% (30 day avg SOFR US + 0.37%), 11/25/2030	89,655	89,129
Series KF96, Class AS, 4.62% (30 day avg SOFR US + 0.30%), 11/25/2030	2,587,991	2,563,713
Series KF97, Class AS, 4.57% (30 day avg SOFR US + 0.25%), 12/25/2030	98,921	97,754
Series KF98, Class AL, 4.60% (30 day avg SOFR US + 0.28%), 12/25/2030	5,100,702	5,048,369
Series KF99, Class AS, 4.52% (30 day avg SOFR US + 0.20%), 12/25/2030	988,042	973,978
Federal National Mortgage Association
Pool AN0571, 3.10%, 01/01/2026	2,000,000	1,984,624
Pool AN3381, 2.52%, 10/01/2026	1,307,532	1,276,604
Pool BM7189, 3.03%, 10/01/2025(b)	55,686	55,459
Series 2016-M6, Class A2, 2.49%, 05/25/2026	2,432,441	2,395,529
Series 2017-M15, Class ATS2, 3.16%, 11/25/2027(b)	815,992	796,813
Series 2019-M28, Class AV, 2.23%, 02/25/2027	1,539,469	1,512,477
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $121,365,220)		121,004,557
CORPORATE OBLIGATIONS — 16.1%
Basic Materials — 0.7%
Cabot Corp., 3.40%, 09/15/2026	700,000	690,695
Consolidated Energy Finance SA, 6.50%, 05/15/2026(a)	500,000	489,385
First Quantum Minerals Ltd., 6.88%, 10/15/2027(a)	600,000	601,443
FMC Corp., 3.20%, 10/01/2026	1,800,000	1,772,096
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025(a)	713,000	708,194
Methanex Corp., 5.13%, 10/15/2027	350,000	348,516
		4,610,329
Communications — 0.5%
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027(a)	600,000	597,077
Juniper Networks, Inc., 1.20%, 12/10/2025	500,000	493,508
Nexstar Media, Inc., 5.63%, 07/15/2027(a)	450,000	449,408
Sprint LLC, 7.63%, 03/01/2026	1,710,000	1,723,025
		3,263,018

See accompanying notes which are an integral part of these financial statements.

44

Angel Oak UltraShort Income Fund
Schedule of Investments
July 31, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Consumer, Cyclical — 3.1%
American Axle & Manufacturing, Inc., 6.50%, 04/01/2027	$600,000	$600,997
AutoNation, Inc., 4.50%, 10/01/2025	600,000	599,320
Beazer Homes USA, Inc., 5.88%, 10/15/2027	600,000	598,962
BorgWarner, Inc., 2.65%, 07/01/2027	900,000	869,477
Carnival Corp., 4.00%, 08/01/2028(a)	1,850,000	1,797,969
Delta Air Lines, Inc., 7.38%, 01/15/2026	1,700,000	1,717,753
Ford Motor Credit Co. LLC, 2.90%, 02/16/2028	1,800,000	1,689,611
General Motors Financial Co., Inc., 2.40%, 04/10/2028	1,800,000	1,698,997
Hyatt Hotels Corp., 4.85%, 03/15/2026	300,000	300,096
Mattel, Inc., 3.38%, 04/01/2026(a)	1,700,000	1,679,220
Meritage Homes Corp., 5.13%, 06/06/2027	1,700,000	1,709,597
NCL Corp. Ltd., 5.88%, 03/15/2026(a)	76,000	76,330
Newell Brands, Inc., 8.50%, 06/01/2028(a)	650,000	682,743
Royal Caribbean Cruises Ltd., 4.25%, 07/01/2026(a)	1,770,000	1,763,950
Southwest Airlines Co., 3.00%, 11/15/2026	2,007,000	1,964,351
Toll Brothers Finance Corp., 4.88%, 03/15/2027	930,000	932,810
United Airlines, Inc., 4.38%, 04/15/2026(a)	1,800,000	1,790,439
		20,472,622
Consumer, Non-cyclical — 0.9%
Ashtead Capital, Inc., 1.50%, 08/12/2026(a)	1,750,000	1,693,831
Block Financial LLC, 5.25%, 10/01/2025	650,000	650,127
Conagra Brands, Inc., 1.38%, 11/01/2027	1,850,000	1,719,354
HCA, Inc., 5.20%, 06/01/2028	1,700,000	1,729,333
		5,792,645
Energy — 2.1%
Archrock Partners LP / Archrock Partners Finance Corp., 6.88%, 04/01/2027(a)	600,000	601,908
Continental Resources, Inc., 2.27%, 11/15/2026(a)	1,800,000	1,742,998
EQT Corp.
3.13%, 05/15/2026(a)	904,000	891,187
3.90%, 10/01/2027	896,000	884,071
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/2027(a)	650,000	668,568
Occidental Petroleum Corp., 3.20%, 08/15/2026	950,000	934,303
ONEOK, Inc.
4.85%, 07/15/2026	600,000	601,190
4.55%, 07/15/2028	1,100,000	1,101,588
Ovintiv, Inc., 5.38%, 01/01/2026	1,800,000	1,801,698
PBF Holding Co. LLC / PBF Finance Corp., 6.00%, 02/15/2028	600,000	577,932
Sabine Pass Liquefaction LLC
5.88%, 06/30/2026	177,000	177,863
4.20%, 03/15/2028	750,000	744,290
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 03/01/2027(a)	400,000	399,016
USA Compression Partners LP / USA Compression Finance Corp., 6.88%, 09/01/2027	300,000	300,174

See accompanying notes which are an integral part of these financial statements.

45

Angel Oak UltraShort Income Fund
Schedule of Investments
July 31, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Energy — (Continued)
Venture Global LNG, Inc., 8.13%, 06/01/2028(a)	$650,000	$673,389
Western Midstream Operating LP, 4.75%, 08/15/2028	1,800,000	1,794,551
		13,894,726
Financial — 4.5%
Aircastle Ltd.
5.25%, 08/11/2025(a)	450,000	450,000
2.85%, 01/26/2028(a)	1,800,000	1,718,520
Apollo Management Holdings LP, 4.40%, 05/27/2026(a)	340,000	339,081
Ares Capital Corp., 7.00%, 01/15/2027	1,800,000	1,853,576
Avolon Holdings Funding Ltd.
2.53%, 11/18/2027(a)	700,000	667,599
6.38%, 05/04/2028(a)	1,100,000	1,145,485
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/2027(a)	600,000	585,071
Capital One Financial Corp., 4.20%, 10/29/2025	1,700,000	1,696,946
Capital One NA, 3.45%, 07/27/2026	1,100,000	1,088,798
Comerica, Inc., 3.80%, 07/22/2026	1,800,000	1,784,063
Fifth Third Bank NA, 3.85%, 03/15/2026	1,850,000	1,840,371
Freedom Mortgage Corp., 6.63%, 01/15/2027(a)	600,000	600,851
GGAM Finance Ltd., 8.00%, 02/15/2027(a)	250,000	257,630
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027(a)	600,000	620,333
goeasy Ltd., 4.38%, 05/01/2026(a)	274,000	270,271
HAT Holdings I LLC / HAT Holdings II LLC, 3.38%, 06/15/2026(a)	825,000	810,014
Host Hotels & Resorts LP, 4.50%, 02/01/2026	950,000	948,192
Jefferson Capital Holdings LLC, 6.00%, 08/15/2026(a)	220,000	220,105
KeyBank NA, 3.40%, 05/20/2026	1,040,000	1,028,756
Lloyds Banking Group PLC
4.58%, 12/10/2025	950,000	949,533
4.65%, 03/24/2026	800,000	799,639
LPL Holdings, Inc.
5.70%, 05/20/2027	140,000	142,348
4.63%, 11/15/2027(a)	1,560,000	1,552,155
Manufacturers & Traders Trust Co., 3.40%, 08/17/2027	250,000	244,159
Nationstar Mortgage Holdings, Inc., 6.00%, 01/15/2027(a)	250,000	250,431
OneMain Finance Corp., 3.50%, 01/15/2027	450,000	439,437
PRA Group, Inc., 8.38%, 02/01/2028(a)	420,000	430,043
Radian Group, Inc., 4.88%, 03/15/2027	1,850,000	1,850,443
Starwood Property Trust, Inc., 4.38%, 01/15/2027(a)	300,000	295,112
Synchrony Bank, 5.63%, 08/23/2027	1,800,000	1,830,929
Truist Bank, 3.63%, 09/16/2025	600,000	598,909
United Wholesale Mortgage LLC, 5.75%, 06/15/2027(a)	400,000	400,300
VICI Properties LP / VICI Note Co., Inc.
4.50%, 09/01/2026(a)	1,573,000	1,565,715
3.75%, 02/15/2027(a)	227,000	223,185
		29,498,000

See accompanying notes which are an integral part of these financial statements.

46

Angel Oak UltraShort Income Fund
Schedule of Investments
July 31, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Industrial — 2.7%
Arrow Electronics, Inc.
7.50%, 01/15/2027	$100,000	$103,322
3.88%, 01/12/2028	1,700,000	1,666,315
Avnet, Inc., 6.25%, 03/15/2028	1,800,000	1,867,651
Berry Global, Inc., 1.57%, 01/15/2026	1,700,000	1,674,389
Boeing Co.
2.75%, 02/01/2026	1,750,000	1,733,293
3.10%, 05/01/2026	70,000	69,166
Flex Ltd., 3.75%, 02/01/2026	1,500,000	1,492,341
GATX Corp.
3.25%, 09/15/2026	600,000	591,368
3.50%, 03/15/2028	1,100,000	1,071,727
Hexcel Corp., 4.20%, 02/15/2027	1,700,000	1,686,712
Jabil, Inc., 1.70%, 04/15/2026	400,000	392,180
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/2027(a)	300,000	300,606
Penske Truck Leasing Co. LP / PTL Finance Corp., 5.75%, 05/24/2026(a)	135,000	135,976
Rolls-Royce PLC, 3.63%, 10/14/2025(a)	1,750,000	1,746,325
Sealed Air Corp., 1.57%, 10/15/2026(a)	1,800,000	1,729,123
Silgan Holdings, Inc., 1.40%, 04/01/2026(a)	1,750,000	1,711,465
		17,971,959
Technology — 0.3%
CDW LLC / CDW Finance Corp., 2.67%, 12/01/2026	1,800,000	1,756,287
Utilities — 1.3%
National Fuel Gas Co., 5.50%, 10/01/2026	1,850,000	1,863,604
NRG Energy, Inc.
2.00%, 12/02/2025(a)	1,100,000	1,087,728
2.45%, 12/02/2027(a)	750,000	710,941
Pacific Gas and Electric Co., 3.15%, 01/01/2026	1,750,000	1,738,052
Southern California Edison Co., 3.70%, 08/01/2025	1,700,000	1,700,000
Vistra Operations Co. LLC
5.05%, 12/30/2026(a)	1,700,000	1,704,202
3.70%, 01/30/2027(a)	100,000	98,659
		8,903,186
TOTAL CORPORATE OBLIGATIONS (Cost $105,845,080)		106,162,772
COLLATERALIZED LOAN OBLIGATIONS — 14.7%
Apidos CLO Ltd., Series 2019-31A, Class A1R, 5.68% (3 mo. Term SOFR + 1.36%), 04/15/2031(a)	2,457,054	2,460,108
BCRED BSL Static CLO Ltd., Series 2025-1A, Class AR, 5.54% (3 mo. Term SOFR + 1.25%), 07/24/2035(a)	2,000,000	1,999,572
BCRED MML CLO LLC, Series 2022-1A, Class A1, 5.98% (3 mo. Term SOFR + 1.65%), 04/20/2035(a)	6,035,000	6,040,232
Black Diamond CLO Ltd., Series 2019-2A, Class A1AR, 5.64% (3 mo. Term SOFR + 1.32%), 07/23/2032(a)	3,568,592	3,572,150

See accompanying notes which are an integral part of these financial statements.

47

Angel Oak UltraShort Income Fund
Schedule of Investments
July 31, 2025 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Blackstone, Inc., Series 2018-1A, Class A2, 5.59% (3 mo. Term SOFR + 1.27%), 04/15/2031(a)	$816,466	$817,027
Canyon Capital CLO Ltd., Series 2016-1A, Class AR, 5.65% (3 mo. Term SOFR + 1.33%), 07/15/2031(a)	2,564,729	2,566,276
Canyon CLO Ltd., Series 2018-1A, Class A, 5.65% (3 mo. Term SOFR + 1.33%), 07/15/2031(a)	4,976,166	4,979,664
Carlyle Group, Inc., Series 2014-5A, Class A1RR, 5.72% (3 mo. Term SOFR + 1.40%), 07/15/2031(a)	3,111,136	3,116,886
Cathedral Lake CLO Ltd., Series 2021-6A, Class X, 5.58% (3 mo. Term SOFR + 1.26%), 04/25/2034(a)	631,579	631,636
Cerberus Loan Funding LP, Series 2023-1A, Class A, 6.72% (3 mo. Term SOFR + 2.40%), 03/22/2035(a)	5,000,000	5,007,520
Churchill Middle Market CLO Ltd., Series 2023-2A, Class X, 6.33% (3 mo. Term SOFR + 2.00%), 01/20/2036(a)	571,429	571,905
Dryden Senior Loan Fund, Series 2015-41A, Class BR, 5.88% (3 mo. Term SOFR + 1.56%), 04/15/2031(a)	2,650,000	2,655,740
Gallatin CLO Ltd., Series 2017-1A, Class A1R, 5.67% (3 mo. Term SOFR + 1.35%), 07/15/2031(a)	1,077,624	1,078,075
Greywolf CLO Ltd., Series 2020-3RA, Class A1R2, 5.56% (3 mo. Term SOFR + 1.23%), 04/22/2033(a)	3,900,875	3,909,543
Highbridge Loan Management Ltd., Series 11A-17, Class BR, 6.07% (3 mo. Term SOFR + 1.81%), 05/06/2030(a)	3,106,344	3,107,856
ING Investment Management CLO Ltd., Series 2013-2A, Class A1R, 5.55% (3 mo. Term SOFR + 1.23%), 04/25/2031(a)	534,813	533,920
LCM Ltd., Series 14A, Class AR, 5.63% (3 mo. Term SOFR + 1.30%), 07/20/2031(a)	24,661	24,665
LJV I MM CLO LLC, Series 2022-1A, Class A1, 6.16% (3 mo. Term SOFR + 1.85%), 04/28/2034(a)	5,315,522	5,325,850
Neuberger Berman CLO Ltd., Series 2021-40A, Class A, 5.64% (3 mo. Term SOFR + 1.32%), 04/16/2033(a)	2,844,892	2,848,991
Newark BSL CLO Ltd., Series 2016-1A, Class A2R, 6.13% (3 mo. Term SOFR + 1.81%), 12/21/2029(a)	3,595,000	3,599,904
Octagon Investment Partners Ltd., Series 2013-1A, Class BR2, 5.98% (3 mo. Term SOFR + 1.66%), 01/25/2031(a)	2,010,000	2,011,513
OZLM Ltd., Series 2019-24A, Class A1AR, 5.75% (3 mo. Term SOFR + 1.42%), 07/20/2032(a)	2,694,732	2,695,339
Parliament Funding, Series 2020-1A, Class BR, 6.24% (3 mo. Term SOFR + 1.91%), 10/20/2031(a)	2,440,946	2,441,585
Sound Point CLO Ltd., Series 2015-2A, Class ARRR, 5.80% (3 mo. Term SOFR + 1.47%), 07/20/2032(a)	5,343,584	5,349,691
Steele Creek CLO Ltd.
Series 2014-1RA, Class B, 6.09% (3 mo. Term SOFR + 1.76%), 04/21/2031(a)	3,455,435	3,456,890
Series 2019-1A, Class ARR, 5.36% (3 mo. Term SOFR + 1.04%), 04/15/2032(a)	1,646,415	1,646,369
Series 2019-2A, Class ARR, 5.32% (3 mo. Term SOFR + 1.00%), 07/15/2032(a)	2,984,855	2,984,771

See accompanying notes which are an integral part of these financial statements.

48

Angel Oak UltraShort Income Fund
Schedule of Investments
July 31, 2025 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Symphony CLO Ltd., Series 2014-15A, Class AR3, 5.66% (3 mo. Term SOFR + 1.34%), 01/17/2032(a)	$6,795,838	$6,803,442
TCI-Symphony CLO Ltd., Series 2016-1A, Class AR2, 5.60% (3 mo. Term SOFR + 1.28%), 10/13/2032(a)	3,029,136	3,036,460
THL Credit Lake Shore MM CLO Ltd.
Series 2019-2A, Class A1RR, 5.72% (3 mo. Term SOFR + 1.40%), 10/17/2031(a)	995,714	995,991
Series 2019-2A, Class CRR, 6.92% (3 mo. Term SOFR + 2.60%), 10/17/2031(a)	1,550,000	1,552,006
TIAA CLO Ltd., Series 2016-1A, Class ARR, 5.58% (3 mo. Term SOFR + 1.25%), 07/20/2031(a)	2,380,689	2,382,218
Venture CDO Ltd., Series 2018-32A, Class A1, 5.69% (3 mo. Term SOFR + 1.36%), 07/18/2031(a)	1,761,910	1,763,733
Wellfleet CLO Ltd., Series 2018-2A, Class A1R, 5.41% (3 mo. Term SOFR + 1.08%), 10/20/2031(a)	4,988,721	4,988,621
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $96,983,093)		96,956,149
RESIDENTIAL MORTGAGE-BACKED SECURITIES — 13.8%
Bellemeade Re Ltd.
Series 2023-1, Class M1B, 8.60% (30 day avg SOFR US + 4.25%), 10/25/2033(a)	300,000	309,010
Series 2024-1, Class M1A, 6.50% (30 day avg SOFR US + 2.15%), 08/25/2034(a)	2,375,000	2,381,429
BRAVO Residential Funding Trust
Series 2021-NQM3, Class A1, 1.70%, 04/25/2060(a)(b)	2,719,011	2,538,452
Series 2023-NQM2, Class A3, 4.50%, 05/25/2062(a)(c)	799,480	786,382
Series 2024-NQM4, Class A1A, 4.35%, 01/25/2060(a)(c)	904,171	889,281
Series 2025-NQM3, Class A3, 5.88%, 03/25/2065(a)(c)	950,149	950,683
Bunker Hill Loan Depositary Trust, Series 2019-3, Class A3, 3.14%, 11/25/2059(a)(c)	398,582	392,908
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.41%, 11/25/2029(a)(c)	938,107	949,807
Chase Mortgage Finance Corp., Series 2019-ATR2, Class A11, 5.37% (1 mo. Term SOFR + 1.01%), 07/25/2049, (6.50% Cap)(a)	1,099,389	1,035,850
CIM Trust, Series 2019-INV2, Class A11, 5.41% (30 day avg SOFR US + 1.06%), 05/25/2049, (6.50% Cap)(a)	135,054	128,976
COLT Funding LLC
Series 2020-2, Class A3, 3.70%, 03/25/2065(a)(b)	1,710,000	1,660,142
Series 2021-3R, Class A3, 1.51%, 12/25/2064(a)(b)	440,426	389,615
Series 2022-3, Class A1, 3.90%, 02/25/2067(a)(b)	691,044	687,870
Series 2022-7, Class A3, 6.25%, 04/25/2067(a)(b)	450,319	449,539
Connecticut Avenue Securities Trust, Series 2023-R08, Class 1M1, 5.85% (30 day avg SOFR US + 1.50%), 10/25/2043(a)	428,092	430,376
COOPR Residential Mortgage Trust
Series 2025-CES1, Class A1A, 5.65%, 05/25/2060(a)(c)	973,759	979,234
Series 2025-CES2, Class A1B, 5.60%, 06/25/2060(a)(c)	990,869	1,001,337

See accompanying notes which are an integral part of these financial statements.

49

Angel Oak UltraShort Income Fund
Schedule of Investments
July 31, 2025 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Credit Suisse Mortgage Capital Certificates
Series 2017-PFHP, Class A, 5.34% (1 mo. Term SOFR + 1.00%), 12/15/2030(a)	$157,537	$152,423
Series 2019-NQM1, Class A1, 3.66%, 10/25/2059(a)(c)	495,960	484,184
Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067(a)(b)	1,773,028	1,708,245
Ellington Financial Mortgage Trust, Series 2025-CES1, Class A1B, 5.88%, 01/25/2060(a)(c)	1,553,842	1,566,976
Flagstar Mortgage Trust, Series 2018-6RR, Class 1A2, 5.17% (1 mo. Term SOFR + 0.81%), 10/25/2048(a)	798,029	756,780
Galton Funding Mortgage Trust, Series 2017-1, Class A21, 3.50%, 07/25/2056(a)(b)	33,189	30,075
GCAT Trust, Series 2021-NQM2, Class A2, 1.24%, 05/25/2066(a)(b)	1,153,611	935,041
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class B2, 6.71%, 07/25/2044(a)(b)	659,516	666,156
Series 2020-PJ2, Class A1, 3.50%, 07/25/2050(a)(b)	198,972	176,541
Series 2021-NQM1, Class A3, 1.53%, 07/25/2061(a)(b)	1,168,652	1,038,705
Series 2021-PJ9, Class A8, 2.50%, 02/26/2052(a)(b)	6,803,834	5,970,800
Series 2025-HE1, Class A1, 6.09% (30 day avg SOFR US + 1.55%), 10/25/2055(a)	2,000,000	2,014,736
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class A3, 1.62%, 06/25/2056(a)(b)	987,764	866,570
JP Morgan Mortgage Trust
Series 2019-5, Class A11, 5.37% (1 mo. Term SOFR + 1.01%), 11/25/2049, (6.50% Cap)(a)	539,951	516,963
Series 2019-6, Class A3, 3.50%, 12/25/2049(a)(b)	995,768	902,193
Series 2019-LTV3, Class A3, 3.49%, 03/25/2050(a)(b)	49,148	48,039
Series 2023-HE1, Class A1, 6.10% (30 day avg SOFR US + 1.75%), 11/25/2053(a)	387,420	393,792
Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class A10, 2.50%, 06/25/2051(a)(b)	3,070,305	2,718,722
Metlife Securitization Trust, Series 2020-INV1, Class A5, 3.00%, 05/25/2050(a)(b)	1,439,998	1,261,590
MFRA Trust, Series 2023-NQM4, Class A3, 6.78%, 12/25/2068(a)(c)	651,682	654,013
Mill City Mortgage Trust, Series 2021-NMR1, Class A1, 1.13%, 11/25/2060(a)(b)	611,200	589,904
New York Mortgage Trust, Inc., Series 2025-CP1, Class A1, 3.75%, 11/25/2069(a)(b)	1,000,000	958,410
NMLT Trust, Series 2021-INV1, Class A3, 1.80%, 05/25/2056(a)(b)	1,101,405	962,649
Onslow Bay Mortgage Loan Trust
Series 2020-EXP1, Class 2A1, 5.22% (1 mo. Term SOFR + 0.86%), 02/25/2060(a)	307,717	292,041
Series 2021-NQM1, Class A3, 1.33%, 02/25/2066(a)(b)	3,547,023	3,090,812
Series 2024-NQM2, Class A3, 6.18%, 12/25/2063(a)(c)	1,056,087	1,055,316
Series 2025-NQM4, Class A3, 5.76%, 02/25/2055(a)(c)	2,804,507	2,811,891
Series 2025-NQM7, Class A3, 5.86%, 05/25/2055(a)(c)	1,427,181	1,440,490
Pretium Mortgage Credit Partners LLC, Series 2024-NPL5, Class A1, 5.96%, 09/25/2054(a)(c)	926,513	918,838

See accompanying notes which are an integral part of these financial statements.

50

Angel Oak UltraShort Income Fund
Schedule of Investments
July 31, 2025 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
PRPM LLC
Series 2024-2, Class A1, 7.03%, 03/25/2029(a)(c)	$620,642	$630,994
Series 2024-RCF1, Class A3, 4.00%, 01/25/2054(a)(c)	500,000	476,002
Series 2025-NQM2, Class A3, 6.10%, 04/25/2070(a)(c)	979,290	975,561
Series 2025-NQM3, Class A1, 5.61%, 05/25/2070(a)(c)	1,500,000	1,511,859
RCKT Mortgage Trust, Series 2025-CES7, Class A1B, 5.48%, 07/25/2055(a)(c)	1,500,000	1,510,761
Rithm Capital Corp.
Series 2021-INV1, Class A6, 2.50%, 06/25/2051(a)(b)	1,907,437	1,724,063
Series 2022-NQM4, Class A3, 5.00%, 06/25/2062(a)(c)	913,128	889,624
Saluda Grade Mortgage Funding LLC
Series 2021-MF1, Class A1, 3.81%, 11/25/2029(a)(b)	2,515,005	2,410,697
Series 2025-NPL1, Class A1, 7.12%, 01/25/2030(a)(c)	713,097	711,664
Series 2025-NPL2, Class A1, 7.77%, 05/25/2030(a)(c)	2,575,173	2,591,464
Sequoia Mortgage Trust, Series 2023-4, Class A10, 6.00%, 11/25/2053(a)(b)	324,167	324,898
SGR Residential Mortgage Trust, Series 2021-2, Class A2, 1.94%, 12/25/2061(a)(b)	3,429,259	2,760,303
Starwood Mortgage Residential Trust, Series 2020-INV1, Class A3, 1.59%, 11/25/2055(a)(b)	1,003,464	963,490
Towd Point Mortgage Trust
Series 2019-HY3, Class A1A, 5.47% (1 mo. Term SOFR + 1.11%), 10/25/2059(a)	687,610	688,363
Series 2021-SJ2, Class A2, 2.50%, 12/25/2061(a)(b)	1,500,000	1,389,628
Series 2025-CRM1, Class A1, 5.80%, 01/25/2065(a)(c)	1,367,257	1,384,543
Verus Securitization Trust
Series 2021-4, Class A2, 1.25%, 07/25/2066(a)(b)	1,336,482	1,076,088
Series 2021-8, Class A3, 2.49%, 11/25/2066(a)(b)	1,320,771	1,172,967
Series 2022-5, Class A3, 3.80%, 04/25/2067(a)(b)	794,397	778,392
Series 2023-2, Class A3, 6.85%, 03/25/2068(a)(c)	572,283	573,881
Series 2023-3, Class A3, 6.74%, 03/25/2068(a)(c)	571,291	570,943
Series 2025-2, Class A3, 5.66%, 03/25/2070(a)(c)	1,901,175	1,896,622
Series 2025-4, Class A3, 5.75%, 05/25/2070(a)(c)	1,942,280	1,955,231
Visio Trust, Series 2021-1R, Class A3, 1.69%, 05/25/2056(a)	1,015,322	944,561
Vista Point Securitization Trust
Series 2024-CES1, Class A1, 6.68%, 05/25/2054(a)(c)	999,995	1,017,305
Series 2024-CES2, Class A1, 5.25%, 10/25/2054(a)(c)	408,495	408,729
Series 2024-CES3, Class A1, 5.68%, 01/25/2055(a)(c)	899,846	907,482
Series 2025-CES1, Class A1, 5.81%, 04/25/2055(a)(c)	2,821,704	2,853,205
Series 2025-CES1, Class A2, 0.00%, 04/25/2055(a)(c)	3,069,000	3,084,345
Series 2025-CES2, Class A1, 5.60%, 08/25/2055(a)(b)	2,050,000	2,064,354
WinWater Mortgage Loan Trust, Series 2015-A, Class AX1, 0.35%, 06/20/2045(a)(b)(d)	5,063,843	66,539
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $95,083,504)		91,258,344

See accompanying notes which are an integral part of these financial statements.

51

Angel Oak UltraShort Income Fund
Schedule of Investments
July 31, 2025 (Unaudited)(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.9%
ACREC Trust, Series 2021-FL1, Class AS, 5.96% (1 mo. Term SOFR + 1.61%), 10/16/2036(a)	$370,000	$370,040
Arbor Realty Collateralized Loan Obligation Ltd., Series 2025-BTR1, Class A, 6.28% (1 mo. Term SOFR + 1.93%), 01/20/2041(a)	1,000,000	1,004,778
BrightSpire Capital, Inc., Series 2021-FL1, Class AS, 6.07% (1 mo. Term SOFR + 1.71%), 08/19/2038(a)	2,000,000	1,988,916
BXP Trust, Series 2017-CQHP, Class A, 5.24% (1 mo. Term SOFR + 0.90%), 11/15/2034(a)	688,679	668,410
Commercial Mortgage Pass Through Certificates, Series 2025-SBX, Class B, 5.73%, 08/10/2041(a)(b)(e)	2,000,000	2,004,294
GS Mortgage Securities Corp., Series 2018-TWR, Class B, 5.84% (1 mo. Term SOFR + 1.50%), 07/15/2031(a)	775,000	372,357
JP Morgan Chase Commercial Mortgage Securities, Series 2018-PTC, Class A, 5.84% (1 mo. Term SOFR + 1.50%), 04/15/2031(a)	1,253,000	514,910
KREF Ltd., Series 2021-FL2, Class A, 5.53% (1 mo. Term SOFR + 1.18%), 02/15/2039(a)	244,014	243,520
MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL7, Class AS, 5.91% (1 mo. Term SOFR + 1.56%), 10/16/2036(a)	2,010,000	2,013,968
Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class A, 5.92% (1 mo. Term SOFR + 1.58%), 07/15/2036(a)	848,857	794,046
TPG Real Estate Finance Issuer Ltd., Series 2022-FL5, Class AS, 6.49% (1 mo. Term SOFR + 2.15%), 02/15/2039(a)	1,000,000	1,002,020
Velocity Commercial Capital Loan Trust
Series 2021-2, Class A, 1.52%, 08/25/2051(a)(b)	2,615,370	2,258,087
Series 2021-3, Class A, 1.96%, 10/25/2051(a)(b)	1,751,050	1,497,572
Series 2021-4, Class A, 2.52%, 12/26/2051(a)(b)	872,114	748,390
Wells Fargo Commercial Mortgage Trust, Series 2025-VTT, Class C, 5.83%, 03/15/2038(a)(b)	4,000,000	3,985,432
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $21,355,325)		19,466,740
RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER — 0.8%
Federal Home Loan Mortgage Corp.
Series 2016-SC02, Class M2, 3.64%, 10/25/2046(b)	1,202,902	1,165,608
Series 2022-DNA3, Class M1B, 7.25% (30 day avg SOFR US + 2.90%), 04/25/2042(a)	3,111,000	3,204,349
Series 2025-HQA1, Class M1, 5.50% (30 day avg SOFR US + 1.15%), 02/25/2045(a)	1,110,531	1,112,607
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost $5,534,482)		5,482,564

See accompanying notes which are an integral part of these financial statements.

52

Angel Oak UltraShort Income Fund
Schedule of Investments
July 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — 0.2%
Financial — 0.2%
Citigroup, Inc.	1,000,000	$999,713
TOTAL COMMON STOCKS (Cost $999,218)		999,713

	Par
RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — 0.1%
Federal Home Loan Mortgage Corp., Series 5078, Class AB, 2.00%, 09/25/2035	$ 506,395	503,272
Federal National Mortgage Association, Series 2017-61, Class K, 3.50%, 08/25/2046	434,658	421,155
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $947,727)		924,427

	Shares
SHORT-TERM INVESTMENTS — 3.0%
Money Market Funds — 3.0%
First American Government Obligations Fund - Class U, 4.25%(f)	19,570,346	19,570,346
TOTAL SHORT-TERM INVESTMENTS (Cost $19,570,346)		19,570,346
TOTAL INVESTMENTS — 101.2% (Cost $674,373,394)		668,235,380
Liabilities in Excess of Other Assets — (1.2)%		(7,989,346)
TOTAL NET ASSETS — 100.0%		$660,246,034

Percentages are stated as a percent of net assets.
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. As of July 31, 2025, the value of these securities total $449,372,710 or 68.1% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of July 31, 2025.

(c)	Step coupon bond. The rate disclosed is as of July 31, 2025.
(d)	Interest only security.
(e)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(f)	The rate shown represents the 7-day annualized yield as of July 31, 2025.
See accompanying notes which are an integral part of these financial statements.

53

Angel Oak UltraShort Income Fund
Schedule of Open Futures Contracts
July 31, 2025 (Unaudited)

Short Futures Contracts	Contracts Sold	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Eris SOFR 3 Year Swap	(166)	09/22/2025	($15,268,813)	$186,368
Eris SOFR 3 Year Swap	(293)	12/22/2025	(27,708,014)	397,220
Eris SOFR 4 Year Swap	(213)	12/21/2026	(19,815,006)	394,753
U.S. Treasury 2 Year Notes	(240)	09/30/2025	(49,676,250)	151,512
Total Unrealized Appreciation (Depreciation)				$ 1,129,853

See accompanying notes which are an integral part of these financial statements.

54

ANGEL OAK HIGH YIELD OPPORTUNITIES ETF
Schedule of Investments
July 31, 2025 (Unaudited)

	Par	Value
CORPORATE OBLIGATIONS — 86.6%
Basic Materials — 7.6%
Axalta Coating Systems Dutch Holding B B.V., 7.25%, 02/15/2031(a)	$250,000	$260,297
Capstone Copper Corp., 6.75%, 03/31/2033(a)	100,000	101,982
Cleveland-Cliffs, Inc.
5.88%, 06/01/2027	400,000	400,589
6.75%, 04/15/2030(a)	500,000	497,993
7.00%, 03/15/2032(a)	250,000	244,215
Consolidated Energy Finance SA
6.50%, 05/15/2026(a)	500,000	489,385
5.63%, 10/15/2028(a)	200,000	168,476
12.00%, 02/15/2031(a)	700,000	658,641
CVR Partners LP / CVR Nitrogen Finance Corp., 6.13%, 06/15/2028(a)	1,200,000	1,192,197
First Quantum Minerals Ltd., 8.00%, 03/01/2033(a)	200,000	206,335
Hecla Mining Co., 7.25%, 02/15/2028	500,000	506,008
Magnera Corp., 7.25%, 11/15/2031(a)	800,000	753,832
Mercer International, Inc., 5.13%, 02/01/2029	750,000	604,847
Methanex Corp., 5.25%, 12/15/2029	500,000	495,673
Methanex US Operations, Inc., 6.25%, 03/15/2032(a)	500,000	496,017
NOVA Chemicals Corp., 8.50%, 11/15/2028(a)	200,000	210,283
Novelis Corp., 4.75%, 01/30/2030(a)	350,000	335,512
Olin Corp., 6.63%, 04/01/2033(a)	550,000	535,893
Taseko Mines Ltd., 8.25%, 05/01/2030(a)	1,000,000	1,045,383
		9,203,558
Communications — 5.4%
Cars.com, Inc., 6.38%, 11/01/2028(a)	500,000	499,388
CMG Media Corp., 8.88%, 06/18/2029(a)	250,000	243,175
Cogent Communications Group LLC / Cogent Finance, Inc., 6.50%, 07/01/2032(a)	800,000	784,986
Consolidated Communications, Inc., 6.50%, 10/01/2028(a)	500,000	507,981
CSC Holdings LLC, 5.50%, 04/15/2027(a)	500,000	484,377
Cumulus Media New Holdings, Inc., 8.00%, 07/01/2029(a)	509,000	138,703
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
5.88%, 08/15/2027(a)	1,000,000	995,128
10.00%, 02/15/2031(a)	550,000	530,833
Gen Digital, Inc., 6.25%, 04/01/2033(a)	500,000	510,989
Gray Media, Inc., 5.38%, 11/15/2031(a)	1,000,000	738,968
Lamar Media Corp., 4.88%, 01/15/2029	250,000	245,740
Nexstar Media, Inc., 5.63%, 07/15/2027(a)	500,000	499,342
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.00%, 08/15/2027(a)	250,000	247,654
Urban One, Inc., 7.38%, 02/01/2028(a)	200,000	117,086
		6,544,350
Consumer, Cyclical — 10.1%
Adient Global Holdings Ltd., 7.50%, 02/15/2033(a)	500,000	510,210
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(a)	125,000	124,964
American Axle & Manufacturing, Inc., 5.00%, 10/01/2029	1,000,000	908,108

See accompanying notes which are an integral part of these financial statements.

55

ANGEL OAK HIGH YIELD OPPORTUNITIES ETF
Schedule of Investments
July 31, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Consumer, Cyclical — (Continued)
Caesars Entertainment, Inc.
4.63%, 10/15/2029(a)	$1,000,000	$945,749
6.50%, 02/15/2032(a)	100,000	102,044
Carnival Corp., 6.00%, 05/01/2029(a)	350,000	353,323
Champ Acquisition Corp., 8.38%, 12/01/2031(a)	600,000	636,267
Cinemark USA, Inc., 7.00%, 08/01/2032(a)	1,000,000	1,033,495
FirstCash, Inc., 4.63%, 09/01/2028(a)	500,000	489,280
Goodyear Tire & Rubber Co.
5.00%, 07/15/2029	797,000	773,788
6.63%, 07/15/2030	500,000	509,104
Installed Building Products, Inc., 5.75%, 02/01/2028(a)	100,000	100,065
LCM Investments Holdings LLC, 8.25%, 08/01/2031(a)	100,000	105,805
Lithia Motors, Inc.
4.63%, 12/15/2027(a)	250,000	246,735
3.88%, 06/01/2029(a)	500,000	471,432
Marriott Ownership Resorts, Inc., 4.75%, 01/15/2028	500,000	488,248
NCL Corp. Ltd.
5.88%, 03/15/2026(a)	46,000	46,200
6.25%, 03/01/2030(a)	500,000	506,367
New Flyer Holdings, Inc., 9.25%, 07/01/2030(a)	100,000	106,486
New Red Finance, Inc., 4.38%, 01/15/2028(a)	250,000	244,580
Newell Brands, Inc., 8.50%, 06/01/2028(a)	250,000	262,593
Phinia, Inc., 6.75%, 04/15/2029(a)	495,000	510,018
Resideo Funding, Inc., 6.50%, 07/15/2032(a)	500,000	507,846
Saks Global Enterprises LLC, 11.00%, 12/15/2029(a)	550,000	126,500
Sally Holdings LLC / Sally Capital, Inc., 6.75%, 03/01/2032	900,000	924,816
STL Holding Co. LLC, 8.75%, 02/15/2029(a)	450,000	468,701
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 9.50%, 06/01/2028(a)	100,000	102,596
White Cap Buyer LLC, 6.88%, 10/15/2028(a)	500,000	499,078
		12,104,398
Consumer, Non-cyclical — 12.8%
Acadia Healthcare Co., Inc., 7.38%, 03/15/2033(a)	600,000	618,508
Amneal Pharmaceuticals LLC, 6.88%, 08/01/2032(a)(b)	250,000	254,058
B&G Foods, Inc., 8.00%, 09/15/2028(a)	400,000	374,501
Belron UK Finance PLC, 5.75%, 10/15/2029(a)	250,000	252,503
Chobani Holdco LLC, 8.75% (or 9.50% PIK), 10/01/2029(a)	312,587	336,056
Concentra Escrow Issuer Corp., 6.88%, 07/15/2032(a)	600,000	617,244
DaVita, Inc., 6.88%, 09/01/2032(a)	900,000	925,964
Dcli Bidco LLC, 7.75%, 11/15/2029(a)	500,000	510,859
EquipmentShare.com, Inc., 9.00%, 05/15/2028(a)	500,000	527,588
Fiesta Purchaser, Inc., 9.63%, 09/15/2032(a)	500,000	529,635
Herc Holdings, Inc., 6.63%, 06/15/2029(a)	250,000	256,133
Hertz Global Holdings, Inc., 12.63%, 07/15/2029(a)	350,000	365,950
Insulet Corp., 6.50%, 04/01/2033(a)	250,000	257,161
Korn Ferry, 4.63%, 12/15/2027(a)	250,000	246,095

See accompanying notes which are an integral part of these financial statements.

56

ANGEL OAK HIGH YIELD OPPORTUNITIES ETF
Schedule of Investments
July 31, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Consumer, Non-cyclical — (Continued)
Matthews International Corp., 8.63%, 10/01/2027(a)	$250,000	$260,729
Medline Borrower LP, 5.25%, 10/01/2029(a)	1,000,000	981,087
Molina Healthcare, Inc., 6.25%, 01/15/2033(a)	550,000	543,330
NESCO Holdings, Inc., 5.50%, 04/15/2029(a)	100,000	97,579
Performance Food Group, Inc.
4.25%, 08/01/2029(a)	500,000	481,150
6.13%, 09/15/2032(a)	250,000	254,184
Perrigo Finance Unlimited Co., 6.13%, 09/30/2032	1,000,000	1,011,401
Post Holdings, Inc.
6.25%, 02/15/2032(a)	250,000	254,982
6.38%, 03/01/2033(a)	1,000,000	1,001,746
Prime Security Services Borrower LLC / Prime Finance, Inc., 3.38%, 08/31/2027(a)	250,000	241,301
Raven Acquisition Holdings LLC, 6.88%, 11/15/2031(a)	500,000	506,264
Simmons Foods, Inc., 4.63%, 03/01/2029(a)	550,000	521,182
Sotheby’s, 7.38%, 10/15/2027(a)	300,000	295,454
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/2029(a)	500,000	452,253
TreeHouse Foods, Inc., 4.00%, 09/01/2028	600,000	555,556
Upbound Group, Inc., 6.38%, 02/15/2029(a)	500,000	488,184
US Foods, Inc., 7.25%, 01/15/2032(a)	200,000	208,622
VT Topco, Inc., 8.50%, 08/15/2030(a)	1,100,000	1,172,524
		15,399,783
Diversified — 0.5%
Stena International SA, 7.25%, 01/15/2031(a)	625,000	635,741
Energy — 15.8%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 8.63%, 06/15/2029(a)	700,000	742,106
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.75%, 01/15/2028(a)	1,250,000	1,249,155
6.63%, 02/01/2032(a)	100,000	102,885
Archrock Partners LP / Archrock Partners Finance Corp.
6.88%, 04/01/2027(a)	252,000	252,801
6.63%, 09/01/2032(a)	800,000	812,565
Aris Water Holdings LLC, 7.25%, 04/01/2030(a)	450,000	461,875
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 6.63%, 07/15/2033(a)	100,000	101,471
Borr IHC Ltd. / Borr Finance LLC, 10.38%, 11/15/2030(a)	185,194	174,967
Calumet Specialty Products Partners LP / Calumet Finance Corp.
8.13%, 01/15/2027(a)	600,000	593,632
9.75%, 07/15/2028(a)	200,000	192,149
Comstock Resources, Inc.
6.75%, 03/01/2029(a)	100,000	98,950
5.88%, 01/15/2030(a)	700,000	661,349
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/2028(a)	250,000	255,312

See accompanying notes which are an integral part of these financial statements.

57

ANGEL OAK HIGH YIELD OPPORTUNITIES ETF
Schedule of Investments
July 31, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Energy — (Continued)
Genesis Energy LP / Genesis Energy Finance Corp.
8.25%, 01/15/2029	$475,000	$495,847
8.00%, 05/15/2033	250,000	259,436
Greenfire Resources Ltd., 12.00%, 10/01/2028(a)	198,000	208,530
Gulfport Energy Operating Corp., 6.75%, 09/01/2029(a)	430,000	437,529
Helix Energy Solutions Group, Inc., 9.75%, 03/01/2029(a)	350,000	365,798
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 02/01/2029(a)	900,000	884,826
Kinetik Holdings LP, 5.88%, 06/15/2030(a)	250,000	250,432
Kodiak Gas Services LLC, 7.25%, 02/15/2029(a)	500,000	512,531
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/2031(a)	500,000	488,555
New Fortress Energy, Inc., 6.50%, 09/30/2026(a)	500,000	175,403
Northriver Midstream Finance LP, 6.75%, 07/15/2032(a)	100,000	101,897
PBF Holding Co. LLC / PBF Finance Corp., 6.00%, 02/15/2028	500,000	481,610
Rockies Express Pipeline LLC, 6.75%, 03/15/2033(a)	100,000	104,005
Shelf Drilling Holdings Ltd., 9.63%, 04/15/2029(a)	1,000,000	857,203
SunCoke Energy, Inc., 4.88%, 06/30/2029(a)	1,000,000	915,435
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 12/31/2030(a)	1,000,000	980,456
TransMontaigne Partners LLC, 8.50%, 06/15/2030(a)	250,000	261,557
USA Compression Partners LP / USA Compression Finance Corp.
6.88%, 09/01/2027	750,000	750,434
7.13%, 03/15/2029(a)	625,000	639,330
Venture Global Calcasieu Pass LLC
4.13%, 08/15/2031(a)	250,000	231,100
3.88%, 11/01/2033(a)	250,000	218,347
Venture Global LNG, Inc.
9.00% to 09/30/2029 then 5 yr. CMT Rate + 5.44%, Perpetual(a)	1,500,000	1,501,733
8.38%, 06/01/2031(a)	700,000	724,527
Warrior Met Coal, Inc., 7.88%, 12/01/2028(a)	1,009,000	1,022,745
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/2029(a)	500,000	498,770
		19,067,253
Financial — 19.6%
Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp., 5.25%, 04/15/2030(a)	500,000	420,340
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/2029(a)	600,000	634,786
Burford Capital Global Finance LLC, 7.50%, 07/15/2033(a)	250,000	251,938
Credit Acceptance Corp., 6.63%, 03/15/2030(a)	600,000	608,727
Encore Capital Group, Inc., 8.50%, 05/15/2030(a)	500,000	529,807
EZCORP, Inc., 7.38%, 04/01/2032(a)	250,000	260,990
Freedom Mortgage Corp., 7.63%, 05/01/2026(a)	500,000	502,581
Freedom Mortgage Holdings LLC
9.25%, 02/01/2029(a)	1,100,000	1,147,472
8.38%, 04/01/2032(a)	1,000,000	1,023,690
GGAM Finance Ltd.
8.00%, 02/15/2027(a)	500,000	515,260
6.88%, 04/15/2029(a)	450,000	464,720

See accompanying notes which are an integral part of these financial statements.

58

ANGEL OAK HIGH YIELD OPPORTUNITIES ETF
Schedule of Investments
July 31, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS— (Continued)
Financial — (Continued)
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027(a)	$1,100,000	$1,137,276
goeasy Ltd.
4.38%, 05/01/2026(a)	500,000	493,195
9.25%, 12/01/2028(a)	200,000	211,876
7.63%, 07/01/2029(a)	900,000	927,498
HAT Holdings I LLC / HAT Holdings II LLC, 3.38%, 06/15/2026(a)	161,000	158,075
Jane Street Group / JSG Finance, Inc., 6.13%, 11/01/2032(a)	500,000	496,457
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 6.63%, 10/15/2031(a)	250,000	249,031
Jefferson Capital Holdings LLC, 9.50%, 02/15/2029(a)	400,000	422,492
LD Holdings Group LLC, 6.13%, 04/01/2028(a)	400,000	343,379
LPL Holdings, Inc., 4.63%, 11/15/2027(a)	500,000	497,486
Macquarie Airfinance Holdings Ltd.
8.13%, 03/30/2029(a)	200,000	209,203
6.50%, 03/26/2031(a)	200,000	211,911
MPT Operating Partnership LP / MPT Finance Corp., 3.50%, 03/15/2031	500,000	340,816
Nationstar Mortgage Holdings, Inc.
6.00%, 01/15/2027(a)	650,000	651,122
6.50%, 08/01/2029(a)	750,000	767,677
OneMain Finance Corp.
7.50%, 05/15/2031	250,000	260,780
7.13%, 11/15/2031	500,000	516,618
Panther Escrow Issuer LLC, 7.13%, 06/01/2031(a)	1,200,000	1,241,685
PennyMac Financial Services, Inc., 5.75%, 09/15/2031(a)	450,000	440,827
PHH Corp., 9.88%, 11/01/2029(a)	600,000	601,691
Phoenix Aviation Capital Ltd., 9.25%, 07/15/2030(a)	1,200,000	1,258,424
PRA Group, Inc.
5.00%, 10/01/2029(a)	500,000	462,405
8.88%, 01/31/2030(a)	100,000	103,980
Provident Funding Associates LP / PFG Finance Corp., 9.75%, 09/15/2029(a)	100,000	104,745
RHP Hotel Properties LP / RHP Finance Corp., 6.50%, 04/01/2032(a)	300,000	306,620
Rocket Cos., Inc., 6.38%, 08/01/2033(a)	800,000	816,987
Starwood Property Trust, Inc.
7.25%, 04/01/2029(a)	200,000	209,418
6.00%, 04/15/2030(a)	900,000	909,565
Stonex Escrow Issuer LLC, 6.88%, 07/15/2032(a)	350,000	356,540
StoneX Group, Inc., 7.88%, 03/01/2031(a)	1,000,000	1,051,501
United Wholesale Mortgage LLC, 5.50%, 04/15/2029(a)	500,000	489,485
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 6.50%, 02/15/2029(a)	800,000	778,950
Walker & Dunlop, Inc., 6.63%, 04/01/2033(a)	250,000	255,116
		23,643,142
Industrial — 12.0%
Advanced Drainage Systems, Inc., 6.38%, 06/15/2030(a)	500,000	508,003
AmeriTex HoldCo Intermediate LLC, 7.63%, 08/15/2033(a)(b)	100,000	101,772
Axon Enterprise, Inc., 6.25%, 03/15/2033(a)	500,000	513,485

See accompanying notes which are an integral part of these financial statements.

59

ANGEL OAK HIGH YIELD OPPORTUNITIES ETF
Schedule of Investments
July 31, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Industrial — (Continued)
Beacon Mobility Corp., 7.25%, 08/01/2030(a)	$250,000	$254,885
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032(a)	550,000	548,018
Builders FirstSource, Inc.
5.00%, 03/01/2030(a)	250,000	244,927
6.38%, 03/01/2034(a)	500,000	507,979
6.75%, 05/15/2035(a)	100,000	102,655
Clydesdale Acquisition Holdings, Inc., 6.75%, 04/15/2032(a)	600,000	614,991
Coherent Corp., 5.00%, 12/15/2029(a)	500,000	489,733
Fortress Transportation and Infrastructure Investors LLC, 5.88%, 04/15/2033(a)	1,200,000	1,190,587
Genesee & Wyoming, Inc., 6.25%, 04/15/2032(a)	300,000	303,833
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(a)	1,150,000	1,090,303
Knife River Corp., 7.75%, 05/01/2031(a)	800,000	840,191
MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 02/01/2030(a)	100,000	95,434
Moog, Inc., 4.25%, 12/15/2027(a)	250,000	244,481
Mueller Water Products, Inc., 4.00%, 06/15/2029(a)	300,000	286,921
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031(a)	750,000	759,365
Quikrete Holdings, Inc., 6.75%, 03/01/2033(a)	700,000	718,385
Reworld Holding Corp., 5.00%, 09/01/2030	500,000	474,784
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(a)	200,000	192,577
Sealed Air Corp., 6.50%, 07/15/2032(a)	400,000	412,355
Sealed Air Corp./Sealed Air Corp. US, 7.25%, 02/15/2031(a)	100,000	104,065
Seaspan Corp., 5.50%, 08/01/2029(a)	700,000	667,164
Sensata Technologies, Inc., 5.88%, 09/01/2030(a)	250,000	250,472
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/2028(a)	500,000	498,764
Standard Building Solutions, Inc., 6.50%, 08/15/2032(a)	600,000	613,129
Stonepeak Nile Parent LLC, 7.25%, 03/15/2032(a)	100,000	105,109
Trinity Industries, Inc., 7.75%, 07/15/2028(a)	100,000	104,174
Trivium Packaging Finance BV, 12.25%, 01/15/2031(a)	600,000	630,517
Vertiv Group Corp., 4.13%, 11/15/2028(a)	500,000	486,725
XPO, Inc., 7.13%, 06/01/2031(a)	500,000	517,746
		14,473,529
Technology — 1.7%
CACI International, Inc., 6.38%, 06/15/2033(a)	400,000	409,516
Unisys Corp., 10.63%, 01/15/2031(a)	800,000	840,728
Zebra Technologies Corp., 6.50%, 06/01/2032(a)	700,000	718,093
		1,968,337
Utilities — 1.1%
Atlantica Sustainable Infrastructure PLC, 4.13%, 06/15/2028(a)	250,000	241,626
NRG Energy, Inc., 6.25%, 11/01/2034(a)	500,000	507,026
Pike Corp., 8.63%, 01/31/2031(a)	225,000	242,233

See accompanying notes which are an integral part of these financial statements.

60

ANGEL OAK HIGH YIELD OPPORTUNITIES ETF
Schedule of Investments
July 31, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Utilities — (Continued)
Vistra Operations Co. LLC
7.75%, 10/15/2031(a)	$100,000	$105,917
6.88%, 04/15/2032(a)	250,000	259,918
		1,356,720
TOTAL CORPORATE OBLIGATIONS (Cost $105,656,656)		104,396,811
RESIDENTIAL MORTGAGE-BACKED SECURITIES — 4.6%
Bellemeade Re Ltd., Series 2024-1, Class B1, 9.90% (30 day avg SOFR US + 5.55%), 08/25/2034(a)	500,000	517,926
Citigroup Mortgage Loan Trust, Inc., Series 2024-1, Class B5, 6.72%, 07/25/2054(a)(c)	1,016,000	828,390
JP Morgan Mortgage Trust, Series 2020-3, Class B4, 3.83%, 08/25/2050(a)(c)	671,804	593,854
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-3, Class B5, 6.79%, 07/25/2054(a)(c)	1,160,000	951,234
PRPM LLC, Series 2024-2, Class A2, 10.04%, 03/25/2029(a)(d)	500,000	515,050
Radnor RE Ltd., Series 2024-1, Class B1, 9.50% (30 day avg SOFR US + 5.15%), 09/25/2034(a)	500,000	521,290
Rate Mortgage Trust, Series 2024-J1, Class B5, 6.47%, 07/25/2054(a)(c)	929,000	713,073
Rithm Capital Corp., Series 2015-1A, Class B6, 5.19%, 05/28/2052(a)(c)	1,238,739	919,357
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $5,700,701)		5,560,174
ASSET-BACKED SECURITIES — 4.0%
Automobile — 2.0%
CPS Auto Trust, Series 2024-B, Class E, 8.36%, 11/17/2031(a)	200,000	211,941
Exeter Automobile Receivables Trust
Series 2022-2A, Class E, 6.34%, 10/15/2029(a)	200,000	185,391
Series 2023-2A, Class E, 9.75%, 11/15/2030(a)	200,000	217,515
Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class D, 9.60% (30 day avg SOFR US + 5.25%), 05/20/2032(a)	140,206	143,554
Research-Driven Pagaya Motor Asset Trust, Series 2025-3A, Class E, 11.09%, 02/27/2034(a)	500,000	500,808
Strike Acceptance Auto Funding Trust, Series 2023-1A, Class A, 8.00%, 05/15/2026(a)	655,173	657,828
Tricolor Auto Securitization Trust, Series 2023-1A, Class F, 16.00%, 06/17/2030(a)	200,000	216,636
Veros Automobile Receivables Trust, Series 2024-1, Class D, 9.87%, 05/15/2031(a)	250,000	264,303
		2,397,976
Consumer — 1.5%
Affirm, Inc.
Series 2023-B, Class E, 11.32%, 09/15/2028(a)	200,000	201,023
Series 2024-A, Class E, 9.17%, 02/15/2029(a)	100,000	100,938
Marlette Funding Trust, Series 2023-1A, Class D, 8.15%, 04/15/2033(a)	250,000	255,116

See accompanying notes which are an integral part of these financial statements.

61

ANGEL OAK HIGH YIELD OPPORTUNITIES ETF
Schedule of Investments
July 31, 2025 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Consumer — (Continued)
Pagaya AI Debt Selection Trust
Series 2024-11, Class E, 10.33%, 07/15/2032(a)	$199,977	$204,959
Series 2025-1, Class E, 10.08%, 07/15/2032(a)	249,979	253,600
Series 2025-5, Class E, 9.70%, 03/15/2033(a)	500,000	505,626
Purchasing Power Funding, Series 2024-A, Class E, 10.18%, 08/15/2028(a)	200,000	202,312
Upstart Securitization Trust, Series 2023-1, Class C, 11.10%, 02/20/2033(a)	100,000	102,416
		1,825,990
Equipment — 0.5%
Octane Receivables Trust
Series 2024-1A, Class E, 7.82%, 08/20/2031(a)	200,000	204,838
Series 2024-2A, Class E, 9.04%, 07/20/2032(a)	200,000	211,866
Series 2024-RVM1, Class E, 8.42%, 01/22/2046(a)	173,000	180,168
		596,872
TOTAL ASSET-BACKED SECURITIES (Cost $4,711,248)		4,820,838

	Shares
COMMON STOCKS — 0.2%
Energy — 0.2%
Enviva Escrow(e)(f)	400,000	0
Enviva LLC(f)	14,555	287,461
		287,461
TOTAL COMMON STOCKS (Cost $502,758)		287,461
SHORT-TERM INVESTMENTS — 3.8%
Money Market Funds — 3.8%
First American Government Obligations Fund - Class U, 4.25%(g)	4,578,740	4,578,740
TOTAL SHORT-TERM INVESTMENTS (Cost $4,578,740)		4,578,740
TOTAL INVESTMENTS — 99.2% (Cost $121,150,103)		$119,644,024
Other Assets in Excess of Liabilities — 0.8%		978,742
TOTAL NET ASSETS — 100.0%		$120,622,766

Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
LP - Limited Partnership
PIK - Payment in Kind
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
See accompanying notes which are an integral part of these financial statements.

62

ANGEL OAK HIGH YIELD OPPORTUNITIES ETF
Schedule of Investments
July 31, 2025 (Unaudited)(Continued)
(a)
Security is exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. As of July 31, 2025, the value of these securities total $103,773,620 or 86.0% of the Fund’s net assets.

(b)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of July 31, 2025.

(d)	Step coupon bond. The rate disclosed is as of July 31, 2025.
(e)
As of July 31, 2025, the Fund has fair valued these securities under the procedures established by Angel Oak Capital Advisors, LLC as Valuation Designee pursuant to Rule 2a-5 under the Investment Company Act of 1940. The value of these securities amounted to $0 or 0.0% of net assets. Value determined using significant unobservable inputs. These securities represented $0 or 0.0% of net assets as of July 31, 2025.

(f)	Non-income producing security. Income is not being accrued.
(g)	The rate shown represents the 7-day annualized yield as of July 31, 2025.
See accompanying notes which are an integral part of these financial statements.

63

ANGEL OAK MORTGAGE-BACKED SECURITIES ETF
Schedule of Investments
July 31, 2025 (Unaudited)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — 60.5%
ATLX Trust
Series 2024-RPL1, Class A2, 4.34%, 04/25/2064(a)(b)	$500,000	$484,372
Series 2024-RPL1, Class M1, 4.34%, 04/25/2064(a)(b)	500,000	475,879
BRAVO Residential Funding Trust, Series 2023-NQM2, Class A3, 4.50%, 05/25/2062(a)(c)	799,480	786,382
Chase Mortgage Finance Corp., Series 2024-8, Class A5A, 5.50%, 08/25/2055(a)(b)	2,500,005	2,417,195
Colony American Finance Ltd., Series 2020-4, Class D, 2.71%, 12/15/2052(a)	300,000	256,383
COLT Funding LLC
Series 2021-1, Class M1, 2.29%, 06/25/2066(a)(b)	1,179,000	857,658
Series 2021-3, Class M1, 2.30%, 09/27/2066(a)(b)	135,000	88,778
Series 2022-1, Class B2, 4.16%, 12/27/2066(a)(b)	1,300,000	1,103,194
Series 2022-2, Class B1, 3.96%, 02/25/2067(a)(b)	500,000	401,589
Series 2022-3, Class A1, 3.90%, 02/25/2067(a)(b)	5,641,385	5,615,474
Series 2022-3, Class B1, 4.22%, 02/25/2067(a)(b)	2,000,000	1,730,056
Credit Suisse Mortgage Capital Certificates
Series 2021-AFC1, Class M1, 2.19%, 03/25/2056(a)(b)	1,000,000	611,310
Series 2021-NQM2, Class M1, 2.28%, 02/25/2066(a)(b)	50,000	38,229
Series 2022-ATH2, Class B1, 4.98%, 05/25/2067(a)(b)	1,750,000	1,604,769
Series 2022-NQM4, Class A3, 4.82%, 06/25/2067(a)(c)	1,528,200	1,520,166
Deephaven Residential Mortgage Trust
Series 2021-2, Class M1, 2.22%, 04/25/2066(a)(b)	100,000	77,458
Series 2021-3, Class B1, 3.27%, 08/25/2066(a)(b)	700,000	528,480
Ellington Financial Mortgage Trust
Series 2021-1, Class B2, 4.14%, 02/25/2066(a)(b)	777,000	567,194
Series 2021-2, Class M1, 2.30%, 06/25/2066(a)(b)	139,000	94,531
Series 2021-3, Class B2, 4.29%, 09/25/2066(a)(b)	1,000,000	744,346
Series 2022-1, Class B1, 3.87%, 01/25/2067(a)(b)	750,000	560,234
Series 2022-4, Class B1, 5.90%, 09/25/2067(a)(b)	1,000,000	1,001,697
FIGRE Trust
Series 2024-HE1, Class D, 7.19%, 03/25/2054(a)(b)	179,551	184,817
Series 2025-HE1, Class D, 6.59%, 01/25/2055(a)(b)	2,000,000	2,041,014
GS Mortgage-Backed Securities Trust
Series 2021-MM1, Class A2, 2.50%, 04/25/2052(a)(b)	808,431	654,020
Series 2021-PJ9, Class A13, 2.00%, 02/26/2052(a)(b)	1,500,000	895,937
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class A3, 1.62%, 06/25/2056(a)(b)	197,553	173,314
Invitation Homes Trust, Series 2024-SFR1, Class A, 4.00%, 09/17/2041(a)	998,290	974,708
JP Morgan Mortgage Trust
Series 2019-6, Class B3, 4.27%, 12/25/2049(a)(b)	84,124	78,337
Series 2020-3, Class B4, 3.83%, 08/25/2050(a)(b)	331,540	293,071
Series 2021-1, Class A3, 2.50%, 06/25/2051(a)(b)	1,372,646	1,110,409
Series 2021-12, Class A8, 2.50%, 02/25/2052(a)(b)	1,500,000	1,201,852
Series 2021-13, Class A5, 2.50%, 04/25/2052(a)(b)	1,500,000	986,511

See accompanying notes which are an integral part of these financial statements.

64

ANGEL OAK MORTGAGE-BACKED SECURITIES ETF
Schedule of Investments
July 31, 2025 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2021-4, Class A3, 2.50%, 08/25/2051(a)(b)	$1,016,845	$824,540
Series 2021-6, Class A4, 2.50%, 10/25/2051(a)(b)	923,953	815,295
Series 2023-4, Class 1A2, 6.00%, 11/25/2053(a)(b)	717,013	715,147
Series 2024-5, Class B4, 6.92%, 11/25/2054(a)(b)	394,546	369,091
Series 2024-INV1, Class A5A, 5.50%, 04/25/2055(a)(b)	2,500,000	2,433,250
Series 2025-CES2, Class M1, 6.24%, 06/25/2055(a)(c)	1,000,000	1,014,282
JP Morgan Wealth Management, Series 2020-ATR1, Class A5, 3.00%, 02/25/2050(a)(b)	1,949,610	1,687,405
Mello Mortgage Capital Acceptance, Series 2022-INV2, Class A15, 3.00%, 04/25/2052(a)(b)	2,029,267	1,712,845
MFRA Trust
Series 2021-RPL1, Class A2, 2.07%, 07/25/2060(a)(b)	500,000	424,588
Series 2021-RPL1, Class M2, 2.85%, 07/25/2060(a)(b)	1,000,000	842,409
Mill City Mortgage Trust, Series 2017-2, Class M3, 3.25%, 07/25/2059(a)(b)	160,000	150,661
Morgan Stanley Residential Mortgage Loan Trust
Series 2023-3, Class B4, 6.56%, 09/25/2053(a)(b)	250,000	209,747
Series 2024-3, Class A9, 6.00%, 07/25/2054(a)(b)	1,822,374	1,798,288
New Residential Mortgage Loan Trust, Series 2019-2A, Class B6, 4.74%, 12/25/2057(a)(b)	290,735	236,801
Onslow Bay Mortgage Loan Trust
Series 2021-J2, Class A1, 2.50%, 07/25/2051(a)(b)	759,744	609,819
Series 2021-J3, Class A7, 2.50%, 10/25/2051(a)(b)	1,500,000	986,043
Series 2021-NQM1, Class A1, 1.07%, 02/25/2066(a)(b)	654,096	554,125
Series 2021-NQM2, Class A3, 1.56%, 05/25/2061(a)(b)	581,807	480,121
Series 2022-INV1, Class A18, 3.00%, 12/25/2051(a)(b)	162,059	136,269
Pretium Mortgage Credit Partners LLC
Series 2025-RPL1, Class A1, 4.00%, 07/25/2069(a)(c)	1,896,740	1,854,735
Series 2025-RPL1, Class A2, 4.00%, 07/25/2069(a)(c)	2,000,000	1,889,770
Series 2025-RPL2, Class A2, 4.00%, 08/25/2064(a)(c)	2,000,000	1,889,518
PRPM LLC
Series 2024-2, Class A1, 7.03%, 03/25/2029(a)(c)	620,642	630,994
Series 2024-RCF2, Class A2, 3.75%, 03/25/2054(a)(c)	1,000,000	955,276
Series 2024-RCF4, Class M1, 4.00%, 07/25/2054(a)(c)	500,000	465,469
Series 2025-RCF1, Class A2, 4.50%, 02/25/2055(a)(c)	1,500,000	1,443,702
Series 2025-RCF1, Class A3, 4.50%, 02/25/2055(a)(c)	1,250,000	1,183,528
Rate Mortgage Trust
Series 2021-HB1, Class A1, 2.50%, 12/25/2051(a)(b)	1,228,170	995,898
Series 2021-J3, Class A25, 2.50%, 10/25/2051(a)(b)	500,000	320,066
RCKT Mortgage Trust, Series 2022-4, Class A2, 3.50%, 06/25/2052(a)(b)	716,685	623,905
Rithm Capital Corp., Series 2015-1A, Class B6, 5.19%, 05/28/2052(a)(b)	660,661	490,324
Saluda Grade Mortgage Funding LLC
Series 2022-SEQ2, Class A3, 4.50%, 02/25/2052(a)(b)	750,000	735,599
Series 2023-FIG4, Class A, 6.72%, 11/25/2053(a)(b)	719,016	736,965
SGR Residential Mortgage Trust
Series 2021-1, Class A3, 1.56%, 07/25/2061(a)(b)	2,158,561	1,815,071
Series 2021-1, Class M1, 2.50%, 07/25/2061(a)(b)	744,000	480,445

See accompanying notes which are an integral part of these financial statements.

65

ANGEL OAK MORTGAGE-BACKED SECURITIES ETF
Schedule of Investments
July 31, 2025 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2021-2, Class B2, 4.04%, 12/25/2061(a)(b)	$910,000	$652,427
Series 2022-1, Class A3, 3.68%, 03/27/2062(a)(b)	974,025	881,804
Starwood Mortgage Residential Trust
Series 2022-2, Class A1, 3.16%, 02/25/2067(a)(b)	1,424,167	1,359,252
Series 2022-3, Class A1, 4.16%, 03/25/2067(a)(b)	188,901	186,038
Series 2022-3, Class A3, 4.16%, 03/25/2067(a)(b)	944,503	878,080
Towd Point Mortgage Trust
Series 2020-4, Class M1, 2.88%, 10/25/2060(a)	565,000	444,760
Series 2024-4, Class A2, 4.50%, 10/27/2064(a)(b)	500,000	450,242
Series 2024-4, Class M1, 4.50%, 10/27/2064(a)(b)	500,000	436,619
VCAT Asset Securitization LLC, Series 2025-NPL1, Class A1, 5.88%, 01/25/2055(a)(c)	419,966	423,054
Verus Securitization Trust
Series 2021-3, Class B1, 3.20%, 06/25/2066(a)(b)	1,750,000	1,258,934
Series 2021-3, Class M1, 2.40%, 06/25/2066(a)(b)	1,000,000	736,393
Series 2021-5, Class M1, 2.33%, 09/25/2066(a)(b)	250,000	181,627
Series 2021-8, Class B1, 4.24%, 11/25/2066(a)(b)	1,000,000	860,243
Series 2022-2, Class B1, 4.27%, 02/25/2067(a)(b)	1,300,000	1,095,465
Series 2022-3, Class A3, 4.13%, 02/25/2067(a)(b)	206,680	192,851
Series 2022-4, Class B1, 4.76%, 04/25/2067(a)(b)	1,500,000	1,376,959
Series 2022-7, Class B1, 5.33%, 07/25/2067(a)(b)	1,600,000	1,576,973
Series 2022-INV1, Class B2, 5.79%, 08/25/2067(a)(b)	1,500,000	1,446,258
Vista Point Securitization Trust, Series 2024-CES2, Class A3, 5.91%, 10/25/2054(a)(c)	500,000	495,609
Wells Fargo Mortgage-Backed Securities Trust, Series 2021-2, Class A3, 2.50%, 06/25/2051(a)(b)	295,545	257,506
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $77,999,757)		77,862,449
RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — 44.1%
Federal Home Loan Mortgage Corp.
Pool QE8504, 5.00%, 08/01/2052	741,816	723,672
Pool QI4343, 4.50%, 04/01/2054	462,211	439,531
Pool QJ6122, 5.00%, 10/01/2054	1,903,907	1,853,769
Pool QJ6384, 5.50%, 10/01/2054	1,808,044	1,800,405
Pool QJ7063, 5.50%, 10/01/2054	2,418,241	2,415,581
Pool QJ7677, 5.50%, 11/01/2054	3,465,118	3,456,975
Pool QJ7705, 5.00%, 11/01/2054	1,959,150	1,911,231
Pool QJ7711, 5.00%, 11/01/2054	1,413,609	1,378,150
Pool QX0791, 5.50%, 12/01/2054	1,985,297	1,984,976
Pool QX1669, 5.00%, 12/01/2054	2,471,335	2,432,512
Pool RC1914, 2.00%, 06/01/2036	286,681	261,248
Pool SD0803, 3.00%, 01/01/2052	750,241	646,843
Pool SD4663, 6.00%, 01/01/2054	3,086,781	3,140,540
Pool SD5470, 5.00%, 03/01/2053	2,042,600	2,001,576

See accompanying notes which are an integral part of these financial statements.

66

ANGEL OAK MORTGAGE-BACKED SECURITIES ETF
Schedule of Investments
July 31, 2025 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — (Continued)
Pool SD5781, 6.00%, 07/01/2054	$415,454	$423,793
Pool SD6141, 6.00%, 08/01/2054	1,938,105	1,967,921
Pool SD6443, 6.00%, 10/01/2053	1,389,383	1,411,050
Pool SD6591, 5.00%, 10/01/2054	1,394,750	1,358,021
Pool SD7029, 5.00%, 12/01/2054	485,651	477,718
Pool SD8160, 2.00%, 08/01/2051	2,054,200	1,616,216
Pool SD8243, 3.50%, 09/01/2052	297,069	265,573
Federal National Mortgage Association
Pool 000TBA, 5.00%, 08/15/2040	10,000,000	9,734,321
Pool BR0948, 2.00%, 04/01/2051	1,520,834	1,194,320
Pool BU1842, 2.00%, 01/01/2052	2,600,767	2,040,772
Pool CB3770, 3.50%, 06/01/2052	1,833,969	1,642,384
Pool DC5656, 5.00%, 11/01/2054	1,978,160	1,941,829
Pool DC6402, 5.00%, 11/01/2054	1,967,299	1,915,492
Pool FM6099, 2.00%, 02/01/2051	1,202,578	943,640
Pool FS3826, 3.00%, 01/01/2052	2,798,316	2,403,910
Pool FS9287, 5.50%, 09/01/2054	1,957,570	1,951,746
Pool MA4839, 4.00%, 12/01/2052	1,062,962	980,825
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $56,953,164)		56,716,540
RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER — 15.5%
Federal National Mortgage Association, Pool 000TBA, 5.50%, 08/15/2040	20,000,000	19,897,240
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost $19,921,875)		19,897,240
COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — 0.2%
Federal Home Loan Mortgage Corp., Series 2019-KF58, Class B, 6.58% (30 day avg SOFR US + 2.26%), 01/25/2026(a)	253,287	252,262
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $252,021)		252,262
ASSET-BACKED SECURITIES — 0.0%(d)
Automobile — 0.0%(d)
Carvana Auto Receivables Trust, Series 2020-N1A, Class E, 5.20%, 07/15/2027(a)	38,472	38,448
TOTAL ASSET-BACKED SECURITIES (Cost $38,213)		38,448

See accompanying notes which are an integral part of these financial statements.

67

ANGEL OAK MORTGAGE-BACKED SECURITIES ETF
Schedule of Investments
July 31, 2025 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS — 2.7%
Money Market Funds — 2.7%
First American Government Obligations Fund - Class U, 4.25%(e)	3,535,388	$3,535,388
TOTAL SHORT-TERM INVESTMENTS (Cost $3,535,388)		3,535,388
TOTAL INVESTMENTS — 123.0% (Cost $158,700,418)		158,302,327
Liabilities in Excess of Other Assets — (23.0)%		(29,575,502)
TOTAL NET ASSETS — 100.0%		$128,726,825

Percentages are stated as a percent of net assets.
SOFR - Secured Overnight Financing Rate
TBA - To be Announced
(a)
Security is exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. As of July 31, 2025, the value of these securities total $78,153,159 or 60.7% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of July 31, 2025.

(c)	Step coupon bond. The rate disclosed is as of July 31, 2025.
(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day annualized yield as of July 31, 2025.
See accompanying notes which are an integral part of these financial statements.

68

ANGEL OAK MORTGAGE-BACKED SECURITIES ETF
Schedule of Open Futures Contracts
July 31, 2025 (Unaudited)

Short Futures Contracts	Contracts Sold	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	(165)	09/19/2025	($18,325,312)	($67,831)
U.S. Treasury 5 Year Notes	(67)	09/30/2025	(7,247,516)	(1,620)
Total Unrealized Appreciation (Depreciation)				($69,451)

See accompanying notes which are an integral part of these financial statements.

69

Angel Oak UltraShort Income ETF
Schedule of Investments
July 31, 2025 (Unaudited)

	Par	Value
ASSET-BACKED SECURITIES — 28.8%
Automobile — 10.2%
AgoraCapital Auto Securities Trust, Series 2025-1A, Class A, 6.40%, 11/25/2032(a)	$ 1,371,545	$ 1,372,706
American Credit Acceptance Receivables Trust
Series 2022-4, Class D, 8.00%, 02/15/2029(a)	5,592,638	5,655,663
Series 2023-3, Class D, 6.82%, 10/12/2029(a)	4,315,000	4,392,864
Series 2024-2, Class D, 6.53%, 04/12/2030(a)	5,500,000	5,629,356
Arivo Acceptance Auto Loan Receivables Trust
Series 2022-1A, Class A, 3.93%, 05/15/2028(a)	10,931	10,915
Series 2022-2A, Class A, 6.90%, 01/16/2029(a)	102,991	103,866
Series 2024-1A, Class A, 6.46%, 04/17/2028(a)	268,057	269,889
Series 2025-1A, Class A2, 4.92%, 05/15/2029(a)(b)	1,000,000	999,976
Avid Automobile Receivables Trust, Series 2023-1, Class B, 7.12%, 03/15/2027(a)	20,563	20,572
Avis Budget Car Rental LLC
Series 2020-1A, Class D, 3.34%, 08/20/2026(a)	833,333	831,922
Series 2020-2A, Class C, 4.25%, 02/20/2027(a)	3,495,000	3,477,321
Series 2021-2A, Class A, 1.66%, 02/20/2028(a)	6,000,000	5,768,425
Series 2022-5A, Class B, 7.09%, 04/20/2027(a)	1,370,000	1,383,113
Series 2022-5A, Class C, 6.24%, 04/20/2027(a)	3,250,000	3,257,729
Series 2023-3A, Class C, 7.05%, 02/22/2028(a)	800,000	816,638
Series 2023-5A, Class A, 5.78%, 04/20/2028(a)	3,395,000	3,451,183
Carvana Auto Receivables Trust
Series 2020-N1A, Class E, 5.20%, 07/15/2027(a)	615,557	615,163
Series 2021-N2, Class B, 0.75%, 03/10/2028	360,506	350,020
Series 2021-N2, Class C, 1.07%, 03/10/2028	88,433	85,811
Series 2021-N3, Class C, 1.02%, 06/12/2028	27,791	26,805
CPS Auto Trust
Series 2022-D, Class D, 8.73%, 01/16/2029(a)	3,100,000	3,223,141
Series 2023-C, Class D, 6.77%, 10/15/2029(a)	7,300,000	7,482,170
DT Auto Owner Trust
Series 2022-1A, Class E, 5.53%, 03/15/2029(a)	2,000,000	1,992,313
Series 2022-2A, Class D, 5.46%, 03/15/2028(a)	4,260,000	4,264,247
Series 2023-2A, Class D, 6.62%, 02/15/2029(a)	1,245,000	1,273,621
Exeter Automobile Receivables Trust
Series 2022-3A, Class D, 6.76%, 09/15/2028	5,575,000	5,651,076
Series 2022-5A, Class D, 7.40%, 02/15/2029	5,050,000	5,139,916
FinBe USA Trust, Series 2025-1A, Class A, 5.70%, 12/15/2028(a)	469,643	469,990
Flagship Credit Auto Trust
Series 2021-3, Class D, 1.65%, 09/15/2027(a)	263,000	253,710
Series 2021-4, Class D, 2.26%, 12/15/2027(a)	392,000	370,873
Series 2022-2, Class C, 5.30%, 04/17/2028(a)	1,250,000	1,249,491
Series 2023-3, Class C, 6.01%, 07/16/2029(a)	585,000	594,066
GLS Auto Receivables Trust
Series 2022-3A, Class D, 6.42%, 06/15/2028(a)	4,400,000	4,452,659
Series 2023-3A, Class C, 6.01%, 05/15/2029(a)	1,892,000	1,906,921

See accompanying notes which are an integral part of these financial statements.

70

Angel Oak UltraShort Income ETF
Schedule of Investments
July 31, 2025 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Automobile — (Continued)
Hertz Global Holdings, Inc.
Series 2023-1A, Class B, 6.22%, 06/25/2027(a)	$1,450,000	$1,457,012
Series 2023-1A, Class C, 6.91%, 06/25/2027(a)	3,000,000	3,022,975
Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B1, 6.15%, 05/20/2032(a)	280,412	284,072
Lendbuzz Securitization Trust
Series 2023-1A, Class A2, 6.92%, 08/15/2028(a)	164,015	166,194
Series 2025-2A, Class A2, 5.18%, 05/15/2030(a)	500,000	501,033
Lobel Automobile Receivables Trust
Series 2023-1, Class C, 8.31%, 10/16/2028(a)	1,750,000	1,765,298
Series 2023-1, Class D, 8.00%, 03/15/2030(a)	4,250,000	4,332,741
Series 2023-2, Class A, 7.59%, 04/16/2029(a)	98,934	99,013
Series 2023-2, Class C, 10.04%, 06/15/2029(a)	1,000,000	1,041,305
Luxury Lease Partners Auto Lease Trust, Series 2024-4, Class A, 7.29%, 07/15/2030(a)	280,691	281,233
Prestige Auto Receivables Trust
Series 2024-1A, Class B, 5.71%, 05/15/2028(a)	1,000,000	1,002,979
Series 2025-1A, Class B, 5.34%, 11/15/2028(a)	5,000,000	5,027,893
Research-Driven Pagaya Motor Asset Trust
Series 2022-3A, Class B, 6.58%, 11/25/2030(a)	839,727	842,570
Series 2023-3A, Class A, 7.13%, 01/26/2032(a)	133,138	133,527
Series 2023-4A, Class A, 7.54%, 03/25/2032(a)	152,024	152,941
Series 2025-3A, Class A2, 5.15%, 02/27/2034(a)	4,500,000	4,520,526
Skopos Auto Receivable Trust, Series 2019-1A, Class E, 7.82%, 06/15/2026(a)	293,884	294,475
Strike Acceptance Auto Funding Trust, Series 2025-1A, Class A, 5.84%, 04/15/2032(a)	1,610,707	1,609,015
Tricolor Auto Securitization Trust, Series 2024-2A, Class A, 6.36%, 12/15/2027(a)	480,227	481,321
US Auto Funding Trust
Series 2022-1A, Class A, 3.98%, 10/15/2025(a)	7,885	7,858
Series 2022-1A, Class B, 5.13%, 12/15/2025(a)	50,000	21,174
Veros Automobile Receivables Trust
Series 2023-1, Class A, 7.12%, 11/15/2028(a)	12,984	12,993
Series 2024-1, Class A, 6.28%, 11/15/2027(a)	436,908	438,538
Series 2025-1, Class A, 5.31%, 09/15/2028(a)	856,967	858,061
Westlake Automobile Receivables Trust, Series 2025-2A, Class A2B, 0.00% (30 day avg SOFR US + 0.58%), 09/15/2028(a)	2,000,000	1,999,828
		107,198,706
Consumer — 16.9%
ACHV ABS TRUST
Series 2023-1PL, Class D, 8.47%, 03/18/2030(a)	2,287,373	2,307,781
Series 2023-3PL, Class C, 7.35%, 08/19/2030(a)	13,185	13,192
Series 2023-3PL, Class D, 8.36%, 08/19/2030(a)	4,200,000	4,259,259
Series 2024-1PL, Class B, 6.34%, 04/25/2031(a)	393,098	397,623

See accompanying notes which are an integral part of these financial statements.

71

Angel Oak UltraShort Income ETF
Schedule of Investments
July 31, 2025 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Consumer — (Continued)
Series 2024-1PL, Class C, 6.42%, 04/25/2031(a)	$523,154	$528,344
Series 2024-1PL, Class D, 7.29%, 04/25/2031(a)	3,332,068	3,383,265
Series 2024-2PL, Class B, 5.43%, 10/27/2031(a)	533,940	536,253
Series 2024-2PL, Class C, 5.72%, 10/27/2031(a)	2,990,412	2,994,920
Series 2024-3AL, Class C, 5.68%, 12/26/2031(a)	1,288,425	1,293,223
Series 2024-3AL, Class D, 6.75%, 12/26/2031(a)	4,000,000	4,033,913
Affirm, Inc.
Series 2023-B, Class 1B, 7.44%, 09/15/2028(a)	500,000	501,221
Series 2024-X1, Class C, 6.57%, 05/15/2029(a)	1,650,000	1,657,335
Bankers Healthcare Group, Inc., Series 2025-2CON, Class B, 5.17%, 09/17/2036(a)	1,500,000	1,499,646
Cherry Securitization Trust, Series 2025-1A, Class A, 6.13%, 11/15/2032(a)	2,000,000	2,018,271
FREED ABS Trust
Series 2021-3FP, Class D, 2.37%, 11/20/2028(a)	24,014	23,941
Series 2022-3FP, Class D, 7.36%, 08/20/2029(a)	1,066,186	1,071,918
Series 2022-4FP, Class D, 7.40%, 12/18/2029(a)	1,923,685	1,935,696
Lendingpoint Asset Securitization Trust, Series 2021-B, Class C, 3.21%, 02/15/2029(a)	1,476,313	1,450,394
LendingPoint Pass-Through Trust, Series 2022-ST2, Class A, 3.25%, 04/15/2028(a)	13,702	13,558
Marlette Funding Trust
Series 2023-1A, Class C, 7.20%, 04/15/2033(a)	8,487,000	8,535,064
Series 2023-3A, Class C, 7.06%, 09/15/2033(a)	2,700,000	2,719,961
Series 2023-4A, Class B, 8.15%, 12/15/2033(a)	1,755,000	1,825,877
Series 2025-1A, Class B, 4.95%, 07/16/2035(a)	2,000,000	1,997,558
Momnt Technologies Trust, Series 2023-1A, Class A, 6.92%, 03/20/2045(a)	352,281	352,305
NetCredit Funding LLC, Series 2024-A, Class A, 7.43%, 10/21/2030(a)	84,752	85,899
Oportun Financial Corp.
Series 2022-A, Class B, 5.25%, 06/09/2031(a)	6,750,000	6,749,558
Series 2024-2, Class B, 5.83%, 02/09/2032(a)	500,000	501,302
Series 2024-3, Class B, 5.48%, 08/15/2029(a)	2,000,000	2,000,785
Pagaya AI Debt Selection Trust
Series 2022-1, Class C, 4.89%, 10/15/2029(a)	3,255,823	3,228,954
Series 2022-5, Class A, 8.10%, 06/17/2030(a)	83,838	84,026
Series 2023-5, Class C, 9.10%, 04/15/2031(a)	1,068,434	1,074,810
Series 2023-7, Class ABC, 8.74%, 07/15/2031(a)(c)	1,162,995	1,168,818
Series 2023-7, Class C, 8.80%, 07/15/2031(a)	1,113,961	1,123,366
Series 2023-8, Class B, 7.96%, 06/16/2031(a)	5,718,004	5,826,306
Series 2023-8, Class C, 9.54%, 06/16/2031(a)	3,801,854	3,895,811
Series 2024-1, Class B, 7.11%, 07/15/2031(a)	2,842,109	2,869,463
Series 2024-1, Class C, 8.34%, 07/15/2031(a)	3,095,755	3,142,294
Series 2024-10, Class C, 5.99%, 06/15/2032(a)	4,169,957	4,178,235
Series 2024-11, Class B, 5.64%, 07/15/2032(a)	1,892,325	1,896,669

See accompanying notes which are an integral part of these financial statements.

72

Angel Oak UltraShort Income ETF
Schedule of Investments
July 31, 2025 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Consumer — (Continued)
Series 2024-11, Class C, 5.87%, 07/15/2032(a)	$999,885	$1,002,468
Series 2024-2, Class B, 6.61%, 08/15/2031(a)	2,747,977	2,769,807
Series 2024-2, Class C, 7.57%, 08/15/2031(a)	2,321,689	2,346,575
Series 2024-3, Class A, 6.26%, 10/15/2031(a)	1,070,512	1,076,756
Series 2024-3, Class B, 6.57%, 10/15/2031(a)	3,506,080	3,530,392
Series 2024-3, Class C, 7.30%, 10/15/2031(a)	614,715	620,950
Series 2024-5, Class B, 6.60%, 10/15/2031(a)	1,296,935	1,309,152
Series 2024-6, Class B, 6.59%, 11/15/2031(a)	1,353,431	1,364,070
Series 2024-8, Class C, 6.03%, 01/15/2032(a)	711,915	713,858
Series 2024-8, Class D, 6.53%, 01/15/2032(a)	1,275,026	1,279,854
Series 2024-9, Class B, 5.31%, 03/15/2032(a)	3,615,789	3,609,647
Series 2024-9, Class D, 6.17%, 03/15/2032(a)	1,141,222	1,142,379
Series 2025-1, Class B, 5.63%, 07/15/2032(a)	1,999,829	2,006,685
Series 2025-1, Class C, 5.87%, 07/15/2032(a)	1,499,872	1,505,212
Series 2025-2, Class B, 5.33%, 10/15/2032(a)	1,624,829	1,623,831
Series 2025-2, Class C, 5.64%, 10/15/2032(a)	1,999,790	2,000,418
Series 2025-3, Class A2, 5.37%, 12/15/2032(a)	1,500,000	1,507,034
Series 2025-3, Class B, 6.06%, 12/15/2032(a)	1,500,000	1,515,606
Series 2025-4, Class B, 5.69%, 01/17/2033(a)	8,000,000	8,050,968
Series 2025-4, Class C, 6.15%, 01/17/2033(a)	3,000,000	3,012,938
Series 2025-5, Class A2, 5.11%, 03/15/2033(a)	5,997,930	6,006,680
Series 2025-5, Class B, 5.44%, 03/15/2033(a)	4,000,000	4,002,944
Series 2025-5, Class C, 5.64%, 03/15/2033(a)	3,500,000	3,503,502
Series 2025-R1, Class A2, 5.34%, 06/15/2032(a)	2,300,000	2,310,704
Series 2025-R1, Class B, 5.71%, 06/15/2032(a)	1,450,000	1,453,738
Pagaya Technologies Ltd.
Series 2025-1, Class A, 5.72%, 01/20/2034(a)	3,500,000	3,519,053
Series 2025-1, Class C, 6.30%, 01/20/2034(a)	1,000,000	1,006,699
Purchasing Power Funding, Series 2024-A, Class B, 6.43%, 08/15/2028(a)	600,000	604,112
RCKT Mortgage Trust, Series 2025-1A, Class B, 4.99%, 07/25/2034(a)	1,100,000	1,102,176
Reach Financial LLC
Series 2023-1A, Class C, 8.45%, 02/18/2031(a)	1,500,000	1,533,114
Series 2024-1A, Class B, 6.29%, 02/18/2031(a)	2,100,000	2,118,839
Series 2025-2A, Class A, 4.93%, 08/18/2032(a)	3,250,000	3,252,708
Sotheby’s Artfi Master Trust, Series 2024-1A, Class A1, 6.43%, 12/22/2031(a)	7,321,000	7,369,436
SpringCastle America LLC, Series 2020-AA, Class A, 1.97%, 09/25/2037(a)	736,102	691,803
Theorem Funding Trust
Series 2022-2A, Class B, 9.27%, 12/15/2028(a)	4,500,000	4,543,623
Series 2022-3A, Class B, 8.95%, 04/15/2029(a)	2,700,000	2,750,300
Upgrade Receivables Trust, Series 2024-1A, Class B, 5.77%, 02/18/2031(a)	2,000,000	2,004,949

See accompanying notes which are an integral part of these financial statements.

73

Angel Oak UltraShort Income ETF
Schedule of Investments
July 31, 2025 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Consumer — (Continued)
Upstart Pass-Through Trust Series
Series 2021-ST4, Class A, 2.00%, 07/20/2027(a)	$32,798	$32,629
Series 2022-ST3, Class A, 4.30%, 05/20/2030(a)	313,600	311,497
Upstart Securitization Trust
Series 2021-2, Class C, 3.61%, 06/20/2031(a)	137,234	136,677
Series 2021-3, Class C, 3.28%, 07/20/2031(a)	487,627	483,440
Series 2025-1, Class A, 5.45%, 04/20/2035(a)	3,208,301	3,219,830
Series 2025-1, Class B, 6.33%, 04/20/2035(a)	1,000,000	1,014,879
		178,138,746
Credit Card — 0.6%
American Express Travel Related Services Co., Inc.
Series 2022-3, Class A, 3.75%, 08/15/2027	3,000,000	2,998,795
Series 2023-1, Class A, 4.87%, 05/15/2028	2,000,000	2,008,079
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56%, 07/20/2029(a)	1,500,000	1,510,143
		6,517,017
Equipment — 0.6%
Octane Receivables Trust, Series 2022-2A, Class D, 7.70%, 02/20/2030(a)	6,000,000	6,175,119
Fiber — 0.5%
Frontier Communications Parent, Inc., Series 2023-1, Class A2, 6.60%, 08/20/2053(a)	5,000,000	5,065,574
TOTAL ASSET-BACKED SECURITIES (Cost $302,595,676)		303,095,162
CORPORATE OBLIGATIONS — 17.5%
Basic Materials — 0.8%
Cabot Corp., 3.40%, 09/15/2026	2,250,000	2,220,091
Consolidated Energy Finance SA, 6.50%, 05/15/2026(a)	761,000	744,844
First Quantum Minerals Ltd., 6.88%, 10/15/2027(a)	852,000	854,049
FMC Corp., 3.20%, 10/01/2026	3,400,000	3,347,293
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025(a)	1,066,000	1,058,814
Methanex Corp., 5.13%, 10/15/2027	350,000	348,516
		8,573,607
Communications — 0.4%
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027(a)	800,000	796,103
Juniper Networks, Inc., 1.20%, 12/10/2025	789,000	778,756
Nexstar Media, Inc., 5.63%, 07/15/2027(a)	450,000	449,408
Sprint LLC, 7.63%, 03/01/2026	2,522,000	2,541,209
		4,565,476

See accompanying notes which are an integral part of these financial statements.

74

Angel Oak UltraShort Income ETF
Schedule of Investments
July 31, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Consumer, Cyclical — 3.1%
American Axle & Manufacturing, Inc., 6.50%, 04/01/2027	$800,000	$801,329
AutoNation, Inc., 4.50%, 10/01/2025	1,600,000	1,598,187
Beazer Homes USA, Inc., 5.88%, 10/15/2027	800,000	798,616
BorgWarner, Inc., 2.65%, 07/01/2027	2,000,000	1,932,171
Carnival Corp., 4.00%, 08/01/2028(a)	3,450,000	3,352,969
Delta Air Lines, Inc., 7.38%, 01/15/2026	850,000	858,877
Ford Motor Credit Co. LLC, 2.90%, 02/16/2028	3,400,000	3,191,488
General Motors Financial Co., Inc., 2.40%, 04/10/2028	3,400,000	3,209,216
Mattel, Inc., 3.38%, 04/01/2026(a)	2,000,000	1,975,553
Meritage Homes Corp., 5.13%, 06/06/2027	2,100,000	2,111,855
NCL Corp. Ltd., 5.88%, 03/15/2026(a)	80,000	80,347
Newell Brands, Inc., 8.50%, 06/01/2028(a)	800,000	840,299
Royal Caribbean Cruises Ltd., 4.25%, 07/01/2026(a)	2,126,000	2,118,733
Southwest Airlines Co., 3.00%, 11/15/2026	3,800,000	3,719,250
Toll Brothers Finance Corp., 4.88%, 03/15/2027	2,153,000	2,159,506
United Airlines, Inc., 4.38%, 04/15/2026(a)	3,400,000	3,381,940
		32,130,336
Consumer, Non-cyclical — 1.0%
Ashtead Capital, Inc., 1.50%, 08/12/2026(a)	2,608,000	2,524,293
Block Financial LLC, 5.25%, 10/01/2025	1,400,000	1,400,274
Bunge Ltd. Finance Corp., 1.63%, 08/17/2025	125,000	124,807
Conagra Brands, Inc., 1.38%, 11/01/2027	3,350,000	3,113,424
HCA, Inc., 5.20%, 06/01/2028	2,050,000	2,085,372
Royalty Pharma PLC, 1.20%, 09/02/2025	1,655,000	1,649,346
		10,897,516
Energy — 2.1%
Archrock Partners LP / Archrock Partners Finance Corp., 6.88%, 04/01/2027(a)	850,000	852,703
Continental Resources, Inc., 2.27%, 11/15/2026(a)	3,400,000	3,292,329
EQT Corp.
3.13%, 05/15/2026(a)	1,907,000	1,879,970
3.90%, 10/01/2027	1,493,000	1,473,124
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/2027(a)	831,000	854,738
Occidental Petroleum Corp., 3.20%, 08/15/2026	3,100,000	3,048,779
ONEOK, Inc.
5.00%, 03/01/2026	100,000	100,109
4.85%, 07/15/2026	600,000	601,190
4.55%, 07/15/2028	2,000,000	2,002,888
Ovintiv, Inc., 5.38%, 01/01/2026	2,700,000	2,702,547
PBF Holding Co. LLC / PBF Finance Corp., 6.00%, 02/15/2028	800,000	770,576
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 03/01/2027(a)	100,000	99,754
USA Compression Partners LP / USA Compression Finance Corp., 6.88%, 09/01/2027	300,000	300,174

See accompanying notes which are an integral part of these financial statements.

75

Angel Oak UltraShort Income ETF
Schedule of Investments
July 31, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Energy — (Continued)
Venture Global LNG, Inc., 8.13%, 06/01/2028(a)	$800,000	$828,787
Western Midstream Operating LP, 4.75%, 08/15/2028	3,400,000	3,389,706
		22,197,374
Financial — 5.4%
Aircastle Ltd.
5.25%, 08/11/2025(a)	1,450,000	1,450,000
2.85%, 01/26/2028(a)	3,400,000	3,246,093
Apollo Management Holdings LP, 4.40%, 05/27/2026(a)	600,000	598,378
Ares Capital Corp., 7.00%, 01/15/2027	3,400,000	3,501,198
Athene Global Funding, 5.62%, 05/08/2026(a)	1,300,000	1,310,960
Avolon Holdings Funding Ltd.
2.53%, 11/18/2027(a)	1,400,000	1,335,198
6.38%, 05/04/2028(a)	2,000,000	2,082,700
Barclays PLC, 5.20%, 05/12/2026	2,800,000	2,809,584
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/2027(a)	800,000	780,095
Capital One Financial Corp., 4.20%, 10/29/2025	1,460,000	1,457,377
Capital One NA, 3.45%, 07/27/2026	2,400,000	2,375,560
Comerica, Inc., 3.80%, 07/22/2026	3,400,000	3,369,897
Fifth Third Bank NA, 3.85%, 03/15/2026	3,450,000	3,432,043
Freedom Mortgage Corp., 6.63%, 01/15/2027(a)	800,000	801,134
GGAM Finance Ltd., 8.00%, 02/15/2027(a)	250,000	257,630
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027(a)	850,000	878,805
Global Payments, Inc., 4.80%, 04/01/2026	2,750,000	2,750,304
goeasy Ltd., 4.38%, 05/01/2026(a)	260,000	256,461
HAT Holdings I LLC / HAT Holdings II LLC, 3.38%, 06/15/2026(a)	1,541,000	1,513,008
Host Hotels & Resorts LP, 4.50%, 02/01/2026	1,050,000	1,048,002
Jefferson Capital Holdings LLC, 6.00%, 08/15/2026(a)	280,000	280,134
KeyBank NA, 3.40%, 05/20/2026	1,915,000	1,894,297
Lloyds Banking Group PLC
4.58%, 12/10/2025	2,000,000	1,999,017
4.65%, 03/24/2026	700,000	699,684
LPL Holdings, Inc.
5.70%, 05/20/2027	2,000,000	2,033,546
4.63%, 11/15/2027(a)	300,000	298,491
Manufacturers & Traders Trust Co., 3.40%, 08/17/2027	500,000	488,318
Nationstar Mortgage Holdings, Inc., 6.00%, 01/15/2027(a)	350,000	350,604
OneMain Finance Corp., 3.50%, 01/15/2027	400,000	390,611
PRA Group, Inc., 8.38%, 02/01/2028(a)	580,000	593,869
Radian Group, Inc., 4.88%, 03/15/2027	3,350,000	3,350,802
Starwood Property Trust, Inc., 4.38%, 01/15/2027(a)	300,000	295,112
Synchrony Bank, 5.63%, 08/23/2027	3,400,000	3,458,421
Truist Bank, 3.63%, 09/16/2025	1,600,000	1,597,089

See accompanying notes which are an integral part of these financial statements.

76

Angel Oak UltraShort Income ETF
Schedule of Investments
July 31, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Financial — (Continued)
United Wholesale Mortgage LLC
5.50%, 11/15/2025(a)	$200,000	$200,127
5.75%, 06/15/2027(a)	400,000	400,300
VICI Properties LP / VICI Note Co., Inc., 3.75%, 02/15/2027(a)	3,400,000	3,342,855
		56,927,704
Industrial — 2.8%
Arrow Electronics, Inc.
7.50%, 01/15/2027	1,100,000	1,136,543
3.88%, 01/12/2028	2,300,000	2,254,426
Avnet, Inc.
4.63%, 04/15/2026	274,000	273,568
6.25%, 03/15/2028	3,126,000	3,243,488
Berry Global, Inc., 1.57%, 01/15/2026	2,250,000	2,216,103
Boeing Co.
2.75%, 02/01/2026	2,580,000	2,555,369
3.10%, 05/01/2026	832,000	822,086
Flex Ltd., 3.75%, 02/01/2026	1,050,000	1,044,639
GATX Corp.
3.25%, 09/15/2026	1,298,000	1,279,326
3.50%, 03/15/2028	670,000	652,779
Hexcel Corp., 4.20%, 02/15/2027	990,000	982,262
Jabil, Inc., 1.70%, 04/15/2026	500,000	490,226
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/2027(a)	300,000	300,606
Penske Truck Leasing Co. Lp / PTL Finance Corp., 5.75%, 05/24/2026(a)	440,000	443,181
Rolls-Royce PLC, 3.63%, 10/14/2025(a)	2,601,000	2,595,537
Sealed Air Corp., 1.57%, 10/15/2026(a)	3,400,000	3,266,121
Silgan Holdings, Inc., 1.40%, 04/01/2026(a)	3,025,000	2,958,390
Textron, Inc., 4.00%, 03/15/2026	2,400,000	2,390,595
		28,905,245
Technology — 0.5%
CDW LLC / CDW Finance Corp.
2.67%, 12/01/2026	2,250,000	2,195,359
4.25%, 04/01/2028	500,000	495,304
Hewlett Packard Enterprise Co., 1.75%, 04/01/2026	2,700,000	2,650,217
		5,340,880
Utilities — 1.4%
Edison International, 4.70%, 08/15/2025	1,450,000	1,449,806
National Fuel Gas Co., 5.50%, 10/01/2026	3,350,000	3,374,634
NRG Energy, Inc.
2.00%, 12/02/2025(a)	2,000,000	1,977,687
2.45%, 12/02/2027(a)	1,350,000	1,279,693
Pacific Gas and Electric Co., 3.15%, 01/01/2026	2,700,000	2,681,566

See accompanying notes which are an integral part of these financial statements.

77

Angel Oak UltraShort Income ETF
Schedule of Investments
July 31, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Utilities — (Continued)
Vistra Operations Co. LLC
5.05%, 12/30/2026(a)	$1,450,000	$1,453,584
3.70%, 01/30/2027(a)	1,950,000	1,923,856
		14,140,826
TOTAL CORPORATE OBLIGATIONS (Cost $183,191,513)		183,678,964
COLLATERALIZED LOAN OBLIGATIONS — 16.1%
AMMC CLO Ltd., Series 2016-18A, Class BR, 6.19% (3 mo. Term SOFR + 1.86%), 05/26/2031(a)	1,250,000	1,251,336
Apidos CLO Ltd.
Series 2015-23A, Class ARR, 5.37% (3 mo. Term SOFR + 1.05%), 04/15/2033(a)	12,827,622	12,827,262
Series 2019-31A, Class A1R, 5.68% (3 mo. Term SOFR + 1.36%), 04/15/2031(a)	3,843,084	3,847,861
Assurant CLO Ltd.
Series 2018-2A, Class A, 5.63% (3 mo. Term SOFR + 1.30%), 04/20/2031(a)	680,806	680,970
Series 2018-2A, Class B1, 6.04% (3 mo. Term SOFR + 1.71%), 04/20/2031(a)	3,000,000	3,001,932
Atlas Senior Loan Fund Ltd., Series 2022-20A, Class XR, 5.48% (3 mo. Term SOFR + 1.15%), 10/19/2037(a)	1,400,000	1,399,972
BCRED BSL Static CLO Ltd., Series 2025-1A, Class AR, 5.54% (3 mo. Term SOFR + 1.25%), 07/24/2035(a)	3,000,000	2,999,358
Bean Creak CLO Ltd., Series 2015-1A, Class BR, 6.04% (3 mo. Term SOFR + 1.71%), 04/20/2031(a)	3,574,752	3,576,186
Black Diamond CLO Ltd., Series 2019-2A, Class A1AR, 5.64% (3 mo. Term SOFR + 1.32%), 07/23/2032(a)	7,434,567	7,441,979
Blackstone, Inc., Series 2018-1A, Class A1, 5.61% (3 mo. Term SOFR + 1.29%), 04/15/2031(a)	3,719,455	3,722,014
BlueMountain CLO Ltd., Series 2018-22A, Class A2, 5.98% (3 mo. Term SOFR + 1.66%), 07/15/2031(a)	4,500,000	4,504,320
Brightwood Capital MM, Series 2021-2A, Class C1, 7.48% (3 mo. Term SOFR + 3.16%), 11/15/2030(a)	3,000,000	3,002,580
Carlyle Group, Inc., Series 2014-1A, Class A1R2, 5.55% (3 mo. Term SOFR + 1.23%), 04/17/2031(a)	6,360,269	6,363,283
CBAM Ltd., Series 2019-10A, Class A1R, 5.71% (3 mo. Term SOFR + 1.38%), 04/20/2032(a)	6,558,750	6,558,139
Fortress Credit Opportunities
Series 2025-31A, Class A1, 5.82% (3 mo. Term SOFR + 1.50%), 07/20/2033(a)	8,000,000	8,013,696
Series 2025-35A, Class A1, 5.73% (3 mo. Term SOFR + 1.40%), 07/20/2033(a)	6,150,000	6,150,000
Gallatin CLO Ltd., Series 2017-1A, Class A1R, 5.67% (3 mo. Term SOFR + 1.35%), 07/15/2031(a)	2,289,950	2,290,910

See accompanying notes which are an integral part of these financial statements.

78

Angel Oak UltraShort Income ETF
Schedule of Investments
July 31, 2025 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Goldentree Loan Opportunities Ltd., Series 2016-12X, Class CR, 6.54% (3 mo. Term SOFR + 2.21%), 07/21/2030(e)	$2,320,000	$2,326,468
Greywolf CLO Ltd.
Series 2018-1A, Class A2, 6.21% (3 mo. Term SOFR + 1.89%), 04/26/2031(a)	4,280,000	4,287,576
Series 2020-3RA, Class A1R2, 5.56% (3 mo. Term SOFR + 1.23%), 04/22/2033(a)	4,008,149	4,017,055
Highbridge Loan Management Ltd., Series 11A-17, Class BR, 6.07% (3 mo. Term SOFR + 1.81%), 05/06/2030(a)	4,659,515	4,661,785
LJV I MM CLO LLC, Series 2022-1A, Class A1, 6.16% (3 mo. Term SOFR + 1.85%), 04/28/2034(a)	6,454,562	6,467,103
Madison Park Funding Ltd.
Series 2015-18A, Class ARR, 5.53% (3 mo. Term SOFR + 1.20%), 10/21/2030(a)	796,553	797,312
Series 2016-21A, Class AARR, 5.66% (3 mo. Term SOFR + 1.34%), 10/15/2032(a)	4,862,792	4,871,516
Series 2021-52A, Class X, 5.49% (3 mo. Term SOFR + 1.16%), 01/22/2035(a)	394,737	394,734
MP CLO Ltd., Series 2013-1A, Class BR, 6.24% (3 mo. Term SOFR + 1.91%), 10/20/2030(a)	1,422,674	1,420,381
OCP CLO Ltd.
Series 2014-5A, Class A1R, 5.66% (3 mo. Term SOFR + 1.34%), 04/26/2031(a)	124,570	124,608
Series 2017-13A, Class X, 5.43% (3 mo. Term SOFR + 1.10%), 11/26/2037(a)	1,666,667	1,666,633
Octagon Investment Partners Ltd.
Series 2013-1A, Class BR2, 5.98% (3 mo. Term SOFR + 1.66%), 01/25/2031(a)	5,309,500	5,313,498
Series 2016-1A, Class XRR, 5.62% (3 mo. Term SOFR + 1.30%), 04/24/2037(a)	4,342,105	4,355,904
Series 2018-1A, Class A1A, 5.65% (3 mo. Term SOFR + 1.32%), 01/20/2031(a)	808,536	808,901
Octagon Loan Funding, Series 2014-1A, Class ARR, 5.76% (3 mo. Term SOFR + 1.44%), 11/18/2031(a)	3,232,381	3,238,080
OZLM Ltd., Series 2019-24A, Class A1AR, 5.75% (3 mo. Term SOFR + 1.42%), 07/20/2032(a)	4,365,466	4,366,449
Parliament Funding, Series 2020-1A, Class BR, 6.24% (3 mo. Term SOFR + 1.91%), 10/20/2031(a)	4,539,303	4,540,492
Race Point CLO Ltd., Series 2016-10A, Class B1R, 6.23% (3 mo. Term SOFR + 1.91%), 07/25/2031(a)	3,000,000	3,009,366
Romark CLO Ltd., Series 2021-5A, Class X, 5.58% (3 mo. Term SOFR + 1.26%), 01/15/2035(a)	631,579	631,568
Sound Point CLO Ltd.
Series 2014-1RA, Class A, 5.74% (3 mo. Term SOFR + 1.41%), 07/18/2031(a)	2,227,662	2,230,148
Series 2015-2A, Class ARRR, 5.80% (3 mo. Term SOFR + 1.47%), 07/20/2032(a)	5,725,268	5,731,812

See accompanying notes which are an integral part of these financial statements.

79

Angel Oak UltraShort Income ETF
Schedule of Investments
July 31, 2025 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Steele Creek CLO Ltd.
Series 2019-1A, Class ARR, 5.36% (3 mo. Term SOFR + 1.04%), 04/15/2032(a)	$2,095,437	$2,095,379
Series 2019-2A, Class ARR, 5.32% (3 mo. Term SOFR + 1.00%), 07/15/2032(a)	4,477,282	4,477,157
Symphony CLO Ltd., Series 2021-26A, Class AR, 5.67% (3 mo. Term SOFR + 1.34%), 04/20/2033(a)	2,717,129	2,721,666
THL Credit Lake Shore MM CLO Ltd.
Series 2019-2A, Class A1RR, 5.72% (3 mo. Term SOFR + 1.40%), 10/17/2031(a)	995,714	995,991
Series 2019-2A, Class BRR, 6.02% (3 mo. Term SOFR + 1.70%), 10/17/2031(a)	1,500,000	1,497,209
TIAA CLO Ltd., Series 2017-2A, Class A, 5.73% (3 mo. Term SOFR + 1.41%), 01/16/2031(a)	2,279,493	2,280,875
Upland CLO Ltd., Series 2016-1A, Class A2R, 6.24% (3 mo. Term SOFR + 1.91%), 04/20/2031(a)	3,500,000	3,510,119
Venture CDO Ltd., Series 2018-32A, Class A1, 5.69% (3 mo. Term SOFR + 1.36%), 07/18/2031(a)	1,516,062	1,517,631
Voya CLO Ltd., Series 2022-3A, Class X, 5.93% (3 mo. Term SOFR + 1.60%), 10/20/2036(a)	550,000	549,987
Wind River CLO Ltd., Series 2014-1A, Class BRR, 6.19% (3 mo. Term SOFR + 1.86%), 07/18/2031(a)	5,976,004	5,980,923
Woodmont Trust, Series 2019-6A, Class BR, 6.43% (3 mo. Term SOFR + 2.11%), 07/15/2031(a)	1,000,000	1,002,948
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $169,594,587)		169,523,072
COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — 14.8%
Federal Home Loan Mortgage Corp.
Pool WN1022, 2.10%, 11/01/2026	3,000,000	2,908,174
Series K052, Class A2, 3.15%, 11/25/2025	2,085,981	2,076,669
Series K053, Class A2, 3.00%, 12/25/2025	4,912,141	4,882,904
Series K055, Class A2, 2.67%, 03/25/2026	5,137,081	5,076,546
Series K056, Class A2, 2.53%, 05/25/2026	3,095,849	3,051,842
Series K059, Class A2, 3.12%, 09/25/2026(c)	1,940,000	1,912,945
Series K060, Class A2, 3.30%, 10/25/2026	692,000	682,604
Series K061, Class A2, 3.35%, 11/25/2026(c)	960,784	947,369
Series K062, Class A2, 3.41%, 12/25/2026	320	315
Series K070, Class A1, 3.03%, 04/25/2027	1,122,149	1,107,761
Series K734, Class A2, 3.21%, 02/25/2026	2,498,327	2,483,799
Series K735, Class A2, 2.86%, 05/25/2026	840,129	830,028
Series K736, Class A2, 2.28%, 07/25/2026	3,096,210	3,034,332
Series K737, Class A2, 2.53%, 10/25/2026	5,000,000	4,895,170
Series K-F100, Class AL, 4.56% (30 day avg SOFR US + 0.24%), 11/25/2027	5,035,744	5,010,551

See accompanying notes which are an integral part of these financial statements.

80

Angel Oak UltraShort Income ETF
Schedule of Investments
July 31, 2025 (Unaudited)(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — (Continued)
Series K-F100, Class AS, 4.50% (30 day avg SOFR US + 0.18%), 01/25/2028	$4,065,462	$4,039,231
Series K-F101, Class AS, 4.52% (30 day avg SOFR US + 0.20%), 01/25/2031	70,012	69,269
Series K-F102, Class AS, 4.52% (30 day avg SOFR US + 0.20%), 01/25/2031	5,358,668	5,282,232
Series K-F104, Class AS, 4.57% (30 day avg SOFR US + 0.25%), 01/25/2031	2,663,145	2,649,971
Series K-F105, Class AS, 4.57% (30 day avg SOFR US + 0.25%), 02/25/2031	2,609,591	2,599,054
Series K-F106, Class AS, 4.57% (30 day avg SOFR US + 0.25%), 01/25/2031	2,066,499	2,041,614
Series K-F108, Class AS, 4.57% (30 day avg SOFR US + 0.25%), 02/25/2031	2,255,006	2,243,627
Series K-F109, Class AS, 4.56% (30 day avg SOFR US + 0.24%), 03/25/2031	313,095	310,902
Series K-F114, Class AS, 4.54% (30 day avg SOFR US + 0.22%), 05/25/2031	5,595,703	5,516,373
Series K-F115, Class AS, 4.53% (30 day avg SOFR US + 0.21%), 06/25/2031	5,166,754	5,091,800
Series K-F118, Class AS, 4.52% (30 day avg SOFR US + 0.20%), 07/25/2028	3,852,160	3,821,852
Series K-F121, Class AS, 4.50% (30 day avg SOFR US + 0.18%), 08/25/2028	4,808,314	4,766,284
Series KF123, Class AS, 4.52% (30 day avg SOFR US + 0.20%), 09/25/2028	4,136,912	4,102,066
Series KF124, Class AS, 4.54% (30 day avg SOFR US + 0.22%), 10/25/2031	445,586	442,348
Series KF125, Class AS, 4.54% (30 day avg SOFR US + 0.22%), 10/25/2028	1,371,334	1,360,436
Series KF129, Class AS, 4.57% (30 day avg SOFR US + 0.25%), 01/25/2029	2,903,235	2,881,559
Series KF130, Class AS, 4.61% (30 day avg SOFR US + 0.29%), 01/25/2029	1,927,125	1,922,197
Series KF133, Class AS, 4.69% (30 day avg SOFR US + 0.37%), 02/25/2029	930,529	926,899
Series KF134, Class AS, 4.73% (30 day avg SOFR US + 0.41%), 03/25/2032	1,044,875	1,043,254
Series KF136, Class AS, 4.73% (30 day avg SOFR US + 0.41%), 04/25/2032	745,651	741,561
Series KF141, Class AS, 4.89% (30 day avg SOFR US + 0.57%), 07/25/2032	870,781	873,931
Series KF155, Class AS, 4.99% (30 day avg SOFR US + 0.67%), 02/25/2030	206,474	207,837
Series KF160, Class AS, 5.02% (30 day avg SOFR US + 0.70%), 10/25/2030	572,299	576,004

See accompanying notes which are an integral part of these financial statements.

81

Angel Oak UltraShort Income ETF
Schedule of Investments
July 31, 2025 (Unaudited)(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — (Continued)
Series KF166, Class AS, 4.92% (30 day avg SOFR US + 0.60%), 01/25/2032	$5,000,000	$5,014,390
Series KF37, Class A, 4.79% (30 day avg SOFR US + 0.47%), 09/25/2027	645,487	645,762
Series KF57, Class A, 4.97% (30 day avg SOFR US + 0.65%), 12/25/2028	171,519	172,387
Series KF59, Class A, 4.97% (30 day avg SOFR US + 0.65%), 02/25/2029	704,184	706,387
Series KF61, Class A, 4.96% (30 day avg SOFR US + 0.64%), 03/25/2029	725,942	728,204
Series KF67, Class A, 4.95% (30 day avg SOFR US + 0.63%), 08/25/2029	376,524	378,395
Series KF75, Class AS, 4.87% (SOFR 1M Historical Calendar Day Compounded + 0.55%), 12/25/2029	1,456,141	1,459,106
Series KF81, Class AS, 4.72% (30 day avg SOFR US + 0.40%), 06/25/2027	2,048,942	2,046,951
Series KF82, Class AS, 4.74% (30 day avg SOFR US + 0.42%), 06/25/2030	5,286,282	5,268,356
Series KF85, Class AS, 4.65% (30 day avg SOFR US + 0.33%), 08/25/2030	3,918,835	3,897,496
Series KF88, Class AL, 4.76% (30 day avg SOFR US + 0.44%), 09/25/2030	3,814,283	3,804,408
Series KF91, Class AS, 4.70% (30 day avg SOFR US + 0.38%), 10/25/2030	2,969,198	2,952,862
Series KF94, Class AL, 4.73% (30 day avg SOFR US + 0.41%), 11/25/2030	6,069,890	6,045,094
Series KF96, Class AL, 4.69% (30 day avg SOFR US + 0.37%), 12/25/2030	236,641	235,230
Series KF96, Class AS, 4.62% (30 day avg SOFR US + 0.30%), 11/25/2030	616,188	610,408
Series KF97, Class AS, 4.57% (30 day avg SOFR US + 0.25%), 12/25/2030	2,436,429	2,407,684
Series KF98, Class AL, 4.60% (30 day avg SOFR US + 0.28%), 12/25/2030	6,394,910	6,329,298
Series KJ21, Class A2, 3.70%, 09/25/2026	749,227	744,881
Federal National Mortgage Association
Pool AN0287, 2.95%, 11/01/2025	3,000,000	2,994,222
Pool AN0571, 3.10%, 01/01/2026	1,300,000	1,290,006
Pool AN1614, 2.47%, 06/01/2026	3,000,000	2,949,696
Pool AN3381, 2.52%, 10/01/2026	2,730,920	2,666,326
Pool BM7189, 3.03%, 10/01/2025(c)	189,986	189,213
Series 2015-M10, Class A2, 3.09%, 04/25/2027(c)	2,245,595	2,194,164
Series 2016-M3, Class A2, 2.70%, 02/25/2026	1,752,419	1,741,363
Series 2016-M9, Class A2, 2.29%, 06/25/2026	1,678,196	1,651,219

See accompanying notes which are an integral part of these financial statements.

82

Angel Oak UltraShort Income ETF
Schedule of Investments
July 31, 2025 (Unaudited)(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — (Continued)
Series 2017-M15, Class ATS2, 3.16%, 11/25/2027(c)	$1,305,588	$1,274,901
Series 2019-M28, Class AV, 2.23%, 02/25/2027	3,058,004	3,004,388
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $156,113,501)		155,814,107
RESIDENTIAL MORTGAGE-BACKED SECURITIES — 10.5%
ATLX Trust, Series 2024-RPL1, Class A1, 3.85%, 04/25/2064(a)(d)	922,807	899,929
Bellemeade Re Ltd.
Series 2023-1, Class M1B, 8.60% (30 day avg SOFR US + 4.25%), 10/25/2033(a)	200,000	206,007
Series 2024-1, Class M1A, 6.50% (30 day avg SOFR US + 2.15%), 08/25/2034(a)	2,375,000	2,381,429
BRAVO Residential Funding Trust
Series 2021-NQM3, Class A1, 1.70%, 04/25/2060(a)(c)	4,424,545	4,130,728
Series 2022-NQM3, Class A3, 5.50%, 07/25/2062(a)(c)	368,096	375,688
Series 2023-NQM2, Class A3, 4.50%, 05/25/2062(a)(d)	799,480	786,382
Series 2024-NQM4, Class A1A, 4.35%, 01/25/2060(a)(d)	1,808,341	1,778,561
Series 2024-NQM4, Class A2, 4.35%, 01/25/2060(a)(d)	1,808,341	1,768,927
Series 2024-NQM4, Class A3, 4.35%, 01/25/2060(a)(d)	904,171	858,210
Series 2024-NQM8, Class A1B, 4.30%, 08/01/2053(a)(d)	1,874,295	1,826,971
Series 2025-NQM3, Class A3, 5.88%, 03/25/2065(a)(d)	950,149	950,683
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.41%, 11/25/2029(a)(d)	938,107	949,807
COLT Funding LLC
Series 2022-3, Class A1, 3.90%, 02/25/2067(a)(c)	697,954	694,748
Series 2025-7, Class A1, 5.47%, 06/25/2070(a)(d)	2,083,000	2,101,318
Colt Mortgage Loan Trust, Series 2025-1, Class A3, 6.08%, 01/25/2070(a)(d)	1,863,225	1,867,842
Connecticut Avenue Securities Trust
Series 2023-R08, Class 1M1, 5.85% (30 day avg SOFR US + 1.50%), 10/25/2043(a)	604,365	607,590
Series 2025-R01, Class 1A1, 5.30% (30 day avg SOFR US + 0.95%), 01/25/2045(a)	1,386,883	1,393,964
Series 2025-R03, Class 2A1, 5.80% (30 day avg SOFR US + 1.45%), 03/25/2045(a)	574,132	579,295
Series 2025-R05, Class 2A1, 5.32% (30 day avg SOFR US + 1.00%), 07/25/2045(a)	2,250,000	2,254,912
COOPR Residential Mortgage Trust
Series 2025-CES1, Class A1A, 5.65%, 05/25/2060(a)(d)	1,460,638	1,468,851
Series 2025-CES2, Class A1B, 5.60%, 06/25/2060(a)(d)	1,825,180	1,844,463
Credit Suisse Mortgage Capital Certificates, Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067(a)(c)	2,068,532	1,992,952
Ellington Financial Mortgage Trust, Series 2025-CES1, Class A1B, 5.88%, 01/25/2060(a)(d)	2,354,306	2,374,207

See accompanying notes which are an integral part of these financial statements.

83

Angel Oak UltraShort Income ETF
Schedule of Investments
July 31, 2025 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
FIGRE Trust
Series 2024-HE4, Class A, 5.06%, 09/25/2054(a)(c)	$1,234,298	$1,238,087
Series 2024-SL1, Class A1, 5.75%, 07/25/2053(a)(c)	3,152,075	3,197,704
FirstKey Homes Trust, Series 2020-SFR2, Class B, 1.57%, 10/19/2037(a)	425,000	419,161
GCAT Trust
Series 2021-NQM2, Class A2, 1.24%, 05/25/2066(a)(c)	1,414,806	1,146,748
Series 2023-NQM2, Class A3, 6.60%, 11/25/2067(a)(d)	342,020	341,725
GS Mortgage-Backed Securities Trust
Series 2024-HE1, Class A1, 5.95% (30 day avg SOFR US + 1.60%), 08/25/2054(a)	1,058,169	1,068,814
Series 2025-HE1, Class A1, 6.09% (30 day avg SOFR US + 1.55%), 10/25/2055(a)	2,508,000	2,526,479
JP Morgan Mortgage Trust
Series 2023-4, Class 1A4A, 5.50%, 11/25/2053(a)(c)	829,414	827,514
Series 2023-HE1, Class A1, 6.10% (30 day avg SOFR US + 1.75%), 11/25/2053(a)	251,823	255,965
MFRA Trust, Series 2023-NQM4, Class A3, 6.78%, 12/25/2068(a)(d)	1,205,611	1,209,925
New York Mortgage Trust, Inc., Series 2025-CP1, Class A1, 3.75%, 11/25/2069(a)(c)	2,000,000	1,916,820
Oaktown Re, Series 2021-2, Class M1B, 7.25% (30 day avg SOFR US + 2.90%), 04/25/2034(a)	1,598,176	1,614,512
Onslow Bay Mortgage Loan Trust
Series 2024-NQM2, Class A3, 6.18%, 12/25/2063(a)(d)	1,018,603	1,017,859
Series 2025-NQM2, Class A3, 5.95%, 11/25/2064(a)(d)	1,179,160	1,179,960
Series 2025-NQM4, Class A3, 5.76%, 02/25/2055(a)(d)	1,869,671	1,874,594
Pretium Mortgage Credit Partners LLC
Series 2024-NPL4, Class A1, 7.00%, 07/25/2054(a)(d)	1,738,557	1,740,592
Series 2024-NPL5, Class A1, 5.96%, 09/25/2054(a)(d)	926,513	918,838
PRPM LLC
Series 2024-2, Class A1, 7.03%, 03/25/2029(a)(d)	775,802	788,742
Series 2024-NQM2, Class A1, 6.33%, 06/25/2069(a)(d)	1,203,456	1,220,347
Series 2024-NQM4, Class A3, 6.13%, 12/26/2069(a)(d)	1,850,765	1,864,268
Series 2024-RCF1, Class A1, 4.00%, 01/25/2054(a)(d)	748,971	733,087
Series 2024-RCF4, Class A1, 4.00%, 07/25/2054(a)(d)	639,097	626,248
Series 2024-RCF5, Class A1, 4.00%, 08/25/2054(a)(d)	1,599,999	1,571,254
Series 2025-NQM2, Class A3, 6.10%, 04/25/2070(a)(d)	979,290	975,561
Series 2025-NQM3, Class A1, 5.61%, 05/25/2070(a)(d)	2,500,000	2,519,765
Radnor RE Ltd., Series 2024-1, Class M1A, 6.35% (30 day avg SOFR US + 2.00%), 09/25/2034(a)	1,007,266	1,008,640
RCKT Mortgage Trust
Series 2024-CES1, Class M1, 6.57%, 02/25/2044(a)(c)	4,377,000	4,384,029
Series 2024-CES3, Class M1, 6.87%, 05/25/2044(a)(c)	4,090,000	4,162,622
Series 2025-CES7, Class A1B, 5.48%, 07/25/2055(a)(d)	3,000,000	3,021,522
Rithm Capital Corp., Series 2022-NQM4, Class A3, 5.00%, 06/25/2062(a)(d)	913,128	889,624

See accompanying notes which are an integral part of these financial statements.

84

Angel Oak UltraShort Income ETF
Schedule of Investments
July 31, 2025 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Saluda Grade Mortgage Funding LLC, Series 2025-NPL1, Class A1, 7.12%, 01/25/2030(a)(d)	$1,069,646	$1,067,497
Sequoia Mortgage Trust, Series 2023-4, Class A10, 6.00%, 11/25/2053(a)(c)	259,333	259,918
SGR Residential Mortgage Trust, Series 2019-3, Class A1, 2.70%, 09/25/2059(a)(c)	51,805	51,425
Starwood Mortgage Residential Trust
Series 2021-2, Class A3, 1.43%, 05/25/2065(a)(c)	588,602	555,784
Series 2021-SFR2, Class F, 7.31% (1 mo. Term SOFR + 2.96%), 01/17/2039(a)	401,400	398,333
Series 2022-SFR3, Class A, 5.99% (1 mo. Term SOFR + 1.65%), 05/17/2039(a)	983,926	988,631
Towd Point Mortgage Trust
Series 2017-2, Class A2, 3.25%, 04/25/2057(a)(c)	15,323	15,343
Series 2019-HY3, Class A1A, 5.47% (1 mo. Term SOFR + 1.11%), 10/25/2059(a)	393,952	394,383
Series 2021-SJ2, Class A2, 2.50%, 12/25/2061(a)(c)	1,500,000	1,389,629
Series 2025-CRM1, Class A1, 5.80%, 01/25/2065(a)(d)	2,278,762	2,307,572
Verus Securitization Trust
Series 2022-3, Class A3, 4.13%, 02/25/2067(a)(c)	172,234	160,709
Series 2022-7, Class A3, 5.35%, 07/25/2067(a)(c)	707,963	716,218
Series 2022-8, Class A3, 6.13%, 09/25/2067(a)(d)	305,661	309,173
Series 2023-2, Class A2, 6.60%, 03/25/2068(a)(d)	572,283	573,384
Series 2025-2, Class A3, 5.66%, 03/25/2070(a)(d)	2,376,469	2,370,777
Series 2025-4, Class A3, 5.75%, 05/25/2070(a)(d)	1,602,381	1,613,066
Vista Point Securitization Trust
Series 2024-CES1, Class A1, 6.68%, 05/25/2054(a)(d)	4,051,978	4,122,118
Series 2024-CES2, Class A1, 5.25%, 10/25/2054(a)(d)	816,991	817,459
Series 2024-CES2, Class A2, 5.66%, 10/25/2054(a)(d)	2,000,000	1,997,684
Series 2024-CES3, Class A1, 5.68%, 01/25/2055(a)(d)	899,846	907,482
Series 2025-CES1, Class A1, 5.81%, 04/25/2055(a)(d)	3,762,272	3,804,274
Series 2025-CES1, Class A2, 0.00%, 04/25/2055(a)(d)	3,000,000	3,015,000
Series 2025-CES2, Class A1, 5.60%, 08/25/2055(a)(c)	2,050,000	2,064,354
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $109,707,995)		110,254,683
RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER — 1.8%
Connecticut Avenue Securities Trust
Series 2024-R02, Class 1M1, 5.45% (30 day avg SOFR US + 1.10%), 02/25/2044(a)	1,163,270	1,167,635
Series 2024-R03, Class 2M1, 5.50% (30 day avg SOFR US + 1.15%), 03/25/2044(a)	1,179,434	1,182,476
Series 2024-R05, Class 2M1, 5.35% (30 day avg SOFR US + 1.00%), 07/25/2044(a)	1,420,358	1,422,371
Series 2024-R06, Class 1M1, 5.40% (30 day avg SOFR US + 1.05%), 09/25/2044(a)	1,093,313	1,094,810

See accompanying notes which are an integral part of these financial statements.

85

Angel Oak UltraShort Income ETF
Schedule of Investments
July 31, 2025 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER — (Continued)
Federal Home Loan Mortgage Corp.
Series 2016-SC02, Class M2, 3.64%, 10/25/2046(c)	$52,126	$50,510
Series 2022-DNA3, Class M1B, 7.25% (30 day avg SOFR US + 2.90%), 04/25/2042(a)	4,627,000	4,765,838
Series 2023-DNA1, Class M1A, 6.45% (30 day avg SOFR US + 2.10%), 03/25/2043(a)	1,218,785	1,239,727
Series 2023-HQA2, Class M1A, 6.35% (30 day avg SOFR US + 2.00%), 06/25/2043(a)	742,526	748,029
Series 2024-DNA1, Class M1, 5.70% (30 day avg SOFR US + 1.35%), 02/25/2044(a)	954,543	960,217
Series 2024-DNA2, Class A1, 5.60% (30 day avg SOFR US + 1.25%), 05/25/2044(a)	781,892	786,045
Series 2024-HQA2, Class M1, 5.55% (30 day avg SOFR US + 1.20%), 08/25/2044(a)	1,752,559	1,757,206
Series 2025-HQA1, Class A1, 5.30% (30 day avg SOFR US + 0.95%), 02/25/2045(a)	2,131,250	2,134,884
Series 2025-HQA1, Class M1, 5.50% (30 day avg SOFR US + 1.15%), 02/25/2045(a)	1,357,316	1,359,854
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost $18,641,342)		18,669,602
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.3%
ACREC Trust, Series 2021-FL1, Class AS, 5.96% (1 mo. Term SOFR + 1.61%), 10/16/2036(a)	700,000	700,077
Arbor Realty Collateralized Loan Obligation Ltd., Series 2025-BTR1, Class A, 6.28% (1 mo. Term SOFR + 1.93%), 01/20/2041(a)	1,000,000	1,004,778
BrightSpire Capital, Inc., Series 2021-FL1, Class AS, 6.07% (1 mo. Term SOFR + 1.71%), 08/19/2038(a)	2,000,000	1,988,916
Commercial Mortgage Pass Through Certificates, Series 2025-SBX, Class B, 5.73%, 08/10/2041(a)(b)(c)	3,000,000	3,006,441
KREF Ltd., Series 2021-FL2, Class A, 5.53% (1 mo. Term SOFR + 1.18%), 02/15/2039(a)	732,041	730,560
MF1 Multifamily Housing Mortgage Loan Trust
Series 2021-FL5, Class C, 6.16% (1 mo. Term SOFR + 1.81%), 07/15/2036(a)	1,000,000	1,000,898
Series 2021-FL7, Class AS, 5.91% (1 mo. Term SOFR + 1.56%), 10/16/2036(a)	3,500,000	3,506,909
TPG Real Estate Finance Issuer Ltd., Series 2022-FL5, Class AS, 6.49% (1 mo. Term SOFR + 2.15%), 02/15/2039(a)	500,000	501,010
Wells Fargo Commercial Mortgage Trust, Series 2025-VTT, Class C, 5.83%, 03/15/2038(a)(c)	1,000,000	996,358
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $13,330,558)		13,435,947

See accompanying notes which are an integral part of these financial statements.

86

Angel Oak UltraShort Income ETF
Schedule of Investments
July 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — 0.3%
Financial — 0.3%
Citigroup, Inc.	2,850,000	$2,849,181
TOTAL COMMON STOCKS (Cost $2,847,772)		2,849,181
SHORT-TERM INVESTMENTS — 10.4%
Money Market Funds — 10.4%
First American Government Obligations Fund - Class U, 4.25%(f)	108,740,666	108,740,666
TOTAL SHORT-TERM INVESTMENTS (Cost $108,740,666)		108,740,666
TOTAL INVESTMENTS — 101.5% (Cost $1,064,763,610)		1,066,061,384
Liabilities in Excess of Other Assets — (1.5)%		(16,036,701)
TOTAL NET ASSETS — 100.0%		$1,050,024,683

Percentages are stated as a percent of net assets.
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A or Section 4(a)(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. As of July 31, 2025, the value of these securities total $658,797,228 or 62.7% of the Fund’s net assets.

(b)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of July 31, 2025.

(d)	Step coupon bond. The rate disclosed is as of July 31, 2025.
(e)
Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. As of July 31, 2025, the value of these securities total $2,326,468 or 0.2% of the Fund’s net assets.

(f)	The rate shown represents the 7-day annualized yield as of July 31, 2025.
See accompanying notes which are an integral part of these financial statements.

87

Angel Oak Income ETF
Schedule of Open Futures Contracts
July 31, 2025 (Unaudited)

Short Futures Contracts	Contracts Sold	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	(71)	09/30/2025	($14,695,891)	$65,205

See accompanying notes which are an integral part of these financial statements.

88

ANGEL OAK INCOME ETF
Schedule of Investments
July 31, 2025 (Unaudited)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — 31.4%
ATLX Trust
Series 2024-RPL1, Class A2, 4.34%, 04/25/2064(a)(b)	$1,700,000	$1,646,863
Series 2024-RPL1, Class M1, 4.34%, 04/25/2064(a)(b)	5,000,000	4,758,795
Bellemeade Re Ltd.
Series 2023-1, Class B1, 11.05% (30 day avg SOFR US + 6.70%), 10/25/2033(a)	200,000	214,483
Series 2023-1, Class M1B, 8.60% (30 day avg SOFR US + 4.25%), 10/25/2033(a)	1,000,000	1,030,035
Series 2024-1, Class M2, 8.95% (30 day avg SOFR US + 4.60%), 08/25/2034(a)	900,000	935,602
BRAVO Residential Funding Trust
Series 2021-NQM2, Class A2, 1.28%, 03/25/2060(a)(b)	140,196	135,058
Series 2024-NQM4, Class A2, 4.35%, 01/25/2060(a)(c)	452,085	442,232
Series 2024-NQM4, Class A3, 4.35%, 01/25/2060(a)(c)	904,171	858,210
Cascade Funding Mortgage Trust
Series 2024-NR1, Class A1, 6.41%, 11/25/2029(a)(c)	938,107	949,807
Series 2024-R1, Class M1, 4.00%, 10/25/2054(a)(c)	1,000,000	919,207
Chase Mortgage Finance Corp.
Series 2024-4, Class B4, 6.17%, 03/25/2055(a)(b)	2,018,606	1,853,872
Series 2024-5, Class B4, 6.25%, 04/25/2055(a)(b)	1,884,154	1,730,925
Colony American Finance Ltd., Series 2020-4, Class D, 2.71%, 12/15/2052(a)	300,000	256,383
COLT Funding LLC
Series 2021-5, Class B1, 4.24%, 11/26/2066(a)(b)	3,500,000	2,974,282
Series 2021-HX1, Class B3A, 4.14%, 10/25/2066(a)(b)	2,000,000	1,481,250
Series 2022-1, Class B2, 4.16%, 12/27/2066(a)(b)	3,300,000	2,800,416
Series 2022-3, Class B1, 4.22%, 02/25/2067(a)(b)	2,000,000	1,730,056
Series 2022-4, Class A2, 4.50%, 03/25/2067(a)(b)	501,753	480,513
Series 2022-4, Class B1, 4.70%, 03/25/2067(a)(b)	2,000,000	1,779,842
Series 2022-5, Class B1, 4.73%, 03/25/2067(a)(b)	1,250,000	1,158,088
Series 2025-5, Class B1, 7.44%, 05/25/2070(a)(b)	500,000	499,592
Credit Suisse Mortgage Capital Certificates
Series 2021-NQM6, Class A3, 1.59%, 07/25/2066(a)(b)	145,890	118,708
Series 2022-ATH2, Class B1, 4.98%, 05/25/2067(a)(b)	2,500,000	2,292,527
Series 2022-ATH2, Class B2, 4.98%, 05/25/2067(a)(b)	3,000,000	2,562,549
Series 2022-NQM4, Class A3, 4.82%, 06/25/2067(a)(c)	196,603	195,569
Deephaven Residential Mortgage Trust
Series 2021-2, Class B1, 3.17%, 04/25/2066(a)(b)	400,000	302,943
Series 2021-2, Class B2, 3.93%, 04/25/2066(a)(b)	1,300,000	1,036,363
Series 2021-3, Class B1, 3.27%, 08/25/2066(a)(b)	2,948,000	2,225,657
Series 2021-3, Class B2, 4.13%, 08/25/2066(a)(b)	1,000,000	775,245
Series 2022-1, Class B1, 4.26%, 01/25/2067(a)(b)	1,750,000	1,486,648
Series 2022-3, Class A3, 5.30%, 07/25/2067(a)(b)	246,233	248,371
Series 2022-3, Class B1, 5.27%, 07/25/2067(a)(b)	1,243,000	1,171,204
Ellington Financial Mortgage Trust
Series 2021-1, Class B2, 4.14%, 02/25/2066(a)(b)	1,000,000	729,980
Series 2021-2, Class B1, 3.20%, 06/25/2066(a)(b)	2,315,000	1,659,774

See accompanying notes which are an integral part of these financial statements.

89

ANGEL OAK INCOME ETF
Schedule of Investments
July 31, 2025 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2021-2, Class M1, 2.30%, 06/25/2066(a)(b)	$700,000	$476,057
Series 2021-3, Class B2, 4.29%, 09/25/2066(a)(b)	1,500,000	1,116,519
Series 2022-1, Class B1, 3.87%, 01/25/2067(a)(b)	1,250,000	933,724
Series 2022-4, Class B1, 5.90%, 09/25/2067(a)(b)	1,500,000	1,502,545
Series 2024-CES1, Class B1, 7.04%, 01/26/2060(a)(b)	1,000,000	996,067
Series 2024-CES1, Class B2, 8.03%, 01/26/2060(a)(b)	1,000,000	1,012,150
Series 2024-NQM1, Class B3, 7.60%, 11/25/2069(a)(b)	400,000	375,451
Series 2025-INV2, Class B1, 7.47%, 05/26/2070(a)(b)	1,000,000	988,438
Series 2025-INV2, Class B2, 7.47%, 05/26/2070(a)(b)	1,000,000	941,939
Series 2025-NQM1, Class B2, 7.45%, 01/25/2070(a)(b)	1,804,000	1,725,371
FIGRE Trust
Series 2024-HE1, Class D, 7.19%, 03/25/2054(a)(b)	718,204	739,269
Series 2024-HE4, Class C, 5.30%, 09/25/2054(a)(b)	887,872	879,734
GCAT Trust
Series 2021-NQM2, Class A3, 1.50%, 05/25/2066(a)(b)	193,284	157,484
Series 2022-NQM2, Class A3, 4.21%, 02/25/2067(a)(b)	752,605	697,832
Series 2025-NQM2, Class B1, 7.20%, 04/25/2070(a)(b)	1,000,000	985,096
GS Mortgage-Backed Securities Trust
Series 2021-MM1, Class A2, 2.50%, 04/25/2052(a)(b)	808,431	654,020
Series 2024-PJ7, Class B4, 6.69%, 11/25/2054(a)(b)	1,529,000	1,298,256
Series 2024-PJ8, Class B5, 6.90%, 02/25/2055(a)(b)	1,262,000	1,120,050
Series 2024-PJ8, Class B6, 6.90%, 02/25/2055(a)(b)	1,734,641	1,243,229
Series 2024-RPL4, Class M1, 4.00%, 09/25/2061(a)(b)	1,500,000	1,415,595
Invitation Homes Trust, Series 2024-SFR1, Class A, 4.00%, 09/17/2041(a)	998,290	974,708
JP Morgan Mortgage Trust
Series 2014-2, Class B2, 3.40%, 06/25/2029(a)(b)	21,186	20,490
Series 2019-INV3, Class B5, 4.36%, 05/25/2050(a)(b)	1,626,679	1,436,131
Series 2020-3, Class B4, 3.83%, 08/25/2050(a)(b)	331,540	293,071
Series 2020-4, Class B2, 3.64%, 11/25/2050(a)(b)	1,150,626	1,011,037
Series 2023-6, Class A3, 5.50%, 12/26/2053(a)(b)	1,068,467	1,056,912
Series 2023-6, Class B4, 6.17%, 12/26/2053(a)(b)	517,522	431,168
Series 2023-7, Class B4, 6.23%, 02/25/2054(a)(b)	1,035,500	819,619
Series 2024-1, Class B6, 5.81%, 06/25/2054(a)(b)	2,285,608	1,469,733
Series 2024-10, Class B4, 6.98%, 03/25/2055(a)(b)	3,520,553	3,309,478
Series 2024-10, Class B5, 6.98%, 03/25/2055(a)(b)	1,421,000	1,204,425
Series 2024-9, Class B5, 7.00%, 02/25/2055(a)(b)	1,339,000	1,139,901
Series 2025-CCM1, Class A2, 5.50%, 06/25/2055(a)(b)	3,276,536	3,244,538
Series 2025-CES2, Class M1, 6.24%, 06/25/2055(a)(c)	1,500,000	1,521,423
L Street Securities, Series 2015-WF1, Class 1M2, 9.71% (30 day avg SOFR US + 5.36%), 11/25/2025(a)	27,694	28,077
Legacy Mortgage Asset Trust, Series 2021-GS3, Class A1, 5.75%, 07/25/2061(a)(c)	931,790	939,259
Mello Mortgage Capital Acceptance, Series 2022-INV2, Class A15, 3.00%, 04/25/2052(a)(b)	405,853	342,569

See accompanying notes which are an integral part of these financial statements.

90

ANGEL OAK INCOME ETF
Schedule of Investments
July 31, 2025 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
MFRA Trust
Series 2021-INV2, Class B1, 4.39%, 11/25/2056(a)(b)	$1,329,000	$1,126,642
Series 2021-NQM2, Class A3, 1.47%, 11/25/2064(a)(b)	362,058	316,726
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-3, Class B4, 6.56%, 09/25/2053(a)(b)	1,198,000	1,005,109
New Residential Mortgage LLC, Series 2025-FHT1, Class A, 6.55%, 03/25/2032(a)(c)	927,925	929,618
New Residential Mortgage Loan Trust
Series 2017-5A, Class B4, 6.03%, 06/25/2057(a)(b)	245,145	243,340
Series 2019-2A, Class B6, 4.74%, 12/25/2057(a)(b)	1,431,312	1,165,788
Oaktown Re, Series 2021-2, Class M1B, 7.25% (30 day avg SOFR US + 2.90%), 04/25/2034(a)	1,420,601	1,435,122
Onslow Bay Mortgage Loan Trust
Series 2019-EXP1, Class 1A3, 4.00%, 01/25/2059(a)(b)	69,490	68,812
Series 2021-J2, Class A1, 2.50%, 07/25/2051(a)(b)	1,519,487	1,219,638
Pretium Mortgage Credit Partners LLC
Series 2024-NPL4, Class A1, 7.00%, 07/25/2054(a)(c)	869,278	870,296
Series 2024-NPL6, Class A1, 5.93%, 10/25/2054(a)(c)	872,911	873,045
Series 2024-NPL7, Class A1, 5.93%, 10/25/2054(a)(c)	927,761	930,849
Series 2025-RPL1, Class A2, 4.00%, 07/25/2069(a)(c)	1,500,000	1,417,328
Progress Residential Trust, Series 2023-SFR2, Class D, 4.50%, 10/17/2040(a)	200,000	193,158
PRPM LLC
Series 2022-NQM1, Class B1, 5.41%, 08/25/2067(a)(b)	1,500,000	1,476,756
Series 2024-2, Class A1, 7.03%, 03/25/2029(a)(c)	775,802	788,742
Series 2024-2, Class A2, 10.04%, 03/25/2029(a)(c)	1,500,000	1,545,150
Series 2024-5, Class A1, 5.69%, 09/25/2029(a)(c)	436,699	440,104
Series 2024-7, Class A1, 5.87%, 11/25/2029(a)(c)	853,660	856,596
Series 2024-RCF1, Class M1, 4.00%, 01/25/2054(a)(c)	250,000	235,861
Series 2024-RCF2, Class A3, 3.75%, 03/25/2054(a)(c)	2,000,000	1,881,502
Series 2024-RCF4, Class M1, 4.00%, 07/25/2054(a)(c)	1,850,000	1,722,237
Series 2025-2, Class A1, 6.47%, 05/25/2030(a)(c)	1,431,965	1,443,505
Series 2025-NQM2, Class A3, 6.10%, 04/25/2070(a)(c)	3,917,159	3,902,243
Series 2025-NQM2, Class B1, 7.88%, 04/25/2070(a)(b)	1,000,000	1,019,934
Series 2025-RPL4, Class A3, 3.00%, 05/25/2055(a)(c)	2,000,000	1,780,380
Radnor RE Ltd.
Series 2024-1, Class M1C, 7.85% (30 day avg SOFR US + 3.50%), 09/25/2034(a)	500,000	507,661
Series 2024-1, Class M2, 8.35% (30 day avg SOFR US + 4.00%), 09/25/2034(a)	1,000,000	1,030,120
Rate Mortgage Trust, Series 2021-J3, Class A25, 2.50%, 10/25/2051(a)(b)	500,000	320,066
RCKT Mortgage Trust, Series 2022-4, Class A2, 3.50%, 06/25/2052(a)(b)	2,468,582	2,149,007
Rithm Capital Corp.
Series 2015-1A, Class B6, 5.19%, 05/28/2052(a)(b)	854,388	634,103
Series 2021-NQM3, Class B1, 3.40%, 11/27/2056(a)(b)	2,000,000	1,594,908
Series 2022-SFR2, Class E2, 4.00%, 09/04/2039(a)	700,000	666,564

See accompanying notes which are an integral part of these financial statements.

91

ANGEL OAK INCOME ETF
Schedule of Investments
July 31, 2025 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Saluda Grade Mortgage Funding LLC
Series 2020-SEQ1, Class A1, 3.32%, 05/25/2050(a)(b)	$134,637	$130,838
Series 2023-FIG3, Class A, 7.07%, 08/25/2053(a)(b)	684,525	699,752
Series 2023-FIG4, Class A, 6.72%, 11/25/2053(a)(b)	1,438,032	1,473,930
Series 2025-NPL1, Class A1, 7.12%, 01/25/2030(a)(c)	2,852,388	2,846,658
Series 2025-NPL1, Class A2, 9.05%, 01/25/2030(a)(c)	500,000	497,417
Series 2025-NPL2, Class A1, 7.77%, 05/25/2030(a)(c)	3,004,368	3,023,374
Sequoia Mortgage Trust
Series 2018-2, Class A19, 3.50%, 02/25/2048(a)(b)	162,517	144,559
Series 2023-2, Class B4, 5.02%, 03/25/2053(a)(b)	1,402,591	1,238,126
Series 2023-4, Class B4, 6.05%, 11/25/2053(a)(b)	1,441,053	1,217,106
Series 2024-2, Class B4, 6.22%, 03/25/2054(a)(b)	1,432,910	1,268,425
SGR Residential Mortgage Trust
Series 2021-1, Class A3, 1.56%, 07/25/2061(a)(b)	1,467,282	1,233,795
Series 2021-2, Class A1, 1.74%, 12/25/2061(a)(b)	342,645	290,828
Series 2021-2, Class A2, 1.94%, 12/25/2061(a)(b)	553,482	445,513
Series 2021-2, Class B2, 4.04%, 12/25/2061(a)(b)	910,000	652,427
Starwood Mortgage Residential Trust
Series 2019-INV1, Class B1, 3.66%, 09/27/2049(a)(b)	500,000	463,679
Series 2021-1, Class B1, 3.52%, 05/25/2065(a)(b)	600,000	511,127
Series 2021-3, Class M1, 2.49%, 06/25/2056(a)(b)	1,000,000	745,969
Series 2022-3, Class A3, 4.16%, 03/25/2067(a)(b)	944,503	878,080
Towd Point Mortgage Trust
Series 2017-6, Class B4, 3.33%, 10/25/2057(a)(b)	3,000,000	2,061,939
Series 2018-5, Class B3, 3.48%, 07/25/2058(a)(b)	2,000,000	1,326,872
Series 2019-1, Class B2, 3.79%, 03/25/2058(a)(b)	2,000,000	1,532,346
Series 2021-SJ2, Class A2, 2.50%, 12/25/2061(a)(b)	2,000,000	1,852,838
Tricon American Homes Trust, Series 2020-SFR1, Class D, 2.55%, 07/17/2038(a)	200,000	194,773
VCAT Asset Securitization LLC, Series 2025-NPL1, Class A1, 5.88%, 01/25/2055(a)(c)	419,966	423,054
Verus Securitization Trust
Series 2021-1, Class M1, 1.97%, 01/25/2066(a)(b)	1,926,000	1,386,056
Series 2021-3, Class B2, 3.96%, 06/25/2066(a)(b)	1,257,000	898,217
Series 2021-3, Class M1, 2.40%, 06/25/2066(a)(b)	1,500,000	1,104,590
Series 2021-4, Class A3, 1.35%, 07/25/2066(a)(b)	596,510	486,433
Series 2021-6, Class M1, 2.94%, 10/25/2066(a)(b)	290,000	210,315
Series 2021-7, Class B1, 4.14%, 10/25/2066(a)(b)	400,000	317,580
Series 2021-8, Class B1, 4.24%, 11/25/2066(a)(b)	2,000,000	1,720,486
Series 2022-2, Class B1, 4.27%, 02/25/2067(a)(b)	3,800,000	3,202,127
Series 2022-3, Class A3, 4.13%, 02/25/2067(a)(b)	2,066,803	1,928,507
Series 2022-3, Class B2, 4.07%, 02/25/2067(a)(b)	1,500,000	1,139,896
Series 2022-4, Class B1, 4.76%, 04/25/2067(a)(b)	4,500,000	4,130,878
Series 2022-7, Class B1, 5.33%, 07/25/2067(a)(b)	1,100,000	1,084,169
Series 2022-7, Class B2, 5.33%, 07/25/2067(a)(b)	1,325,000	1,298,648
Series 2022-8, Class A3, 6.13%, 09/25/2067(a)(c)	305,661	309,173
Series 2022-INV1, Class B1, 5.79%, 08/25/2067(a)(b)	1,500,000	1,467,156

See accompanying notes which are an integral part of these financial statements.

92

ANGEL OAK INCOME ETF
Schedule of Investments
July 31, 2025 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2022-INV1, Class B2, 5.79%, 08/25/2067(a)(b)	$2,730,000	$2,632,190
Series 2023-INV1, Class M1, 7.49%, 02/25/2068(a)(b)	126,000	128,013
Series 2025-4, Class B1, 7.44%, 05/25/2070(a)(b)	1,000,000	1,014,899
Series 2025-4, Class B2, 7.44%, 05/25/2070(a)(b)	1,000,000	965,408
Vista Point Securitization Trust
Series 2024-CES1, Class B2, 10.35%, 05/25/2054(a)(b)	1,000,000	1,051,967
Series 2024-CES2, Class A3, 5.91%, 10/25/2054(a)(c)	500,000	495,608
Series 2024-CES2, Class B1, 7.50%, 10/25/2054(a)(b)	1,000,000	1,018,287
Series 2024-CES3, Class B1, 7.83%, 01/25/2055(a)(b)	1,250,000	1,266,367
Series 2025-CES2, Class B1, 7.06%, 08/25/2055(a)(c)	1,000,000	1,006,774
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $173,363,179)		173,150,493
ASSET-BACKED SECURITIES — 21.8%
Automobile — 13.0%
AgoraCapital Auto Securities Trust
Series 2025-1A, Class B, 7.27%, 11/25/2032(a)	1,000,000	1,007,126
Series 2025-1A, Class C, 10.17%, 11/25/2032(a)	500,000	505,086
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class D, 5.82%, 01/15/2032(a)(d)	500,000	499,923
Avis Budget Car Rental LLC
Series 2021-2A, Class D, 4.08%, 02/20/2028(a)	2,000,000	1,931,840
Series 2023-2A, Class D, 7.26%, 10/20/2027(a)	1,500,000	1,506,590
Series 2023-4A, Class D, 7.31%, 06/20/2029(a)	2,250,000	2,278,675
Series 2023-7A, Class D, 7.31%, 08/21/2028(a)	1,000,000	1,009,671
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class E, 10.37%, 07/15/2030(a)	2,000,000	2,226,181
CarNow Auto Receivables Trust, Series 2022-1A, Class D, 5.79%, 09/15/2027(a)	738,045	714,861
Carvana Auto Receivables Trust
Series 2021-N4, Class E, 4.53%, 09/11/2028(a)	3,270,335	3,182,499
Series 2023-N2, Class E, 9.94%, 04/10/2030(a)	1,000,000	1,064,790
Series 2023-N3, Class E, 9.49%, 09/10/2030(a)	2,411,000	2,569,800
Series 2024-P2, Class D, 6.10%, 06/10/2031	375,000	384,633
CPS Auto Trust
Series 2022-C, Class E, 9.08%, 04/15/2030(a)	1,000,000	1,046,916
Series 2022-D, Class E, 12.12%, 06/17/2030(a)	1,000,000	1,106,247
Series 2024-A, Class E, 8.42%, 08/15/2031(a)	5,200,000	5,488,722
Series 2024-B, Class E, 8.36%, 11/17/2031(a)	1,500,000	1,589,556
Series 2024-C, Class E, 8.04%, 03/15/2032(a)	500,000	525,738
Series 2025-B, Class E, 7.95%, 03/15/2033(a)	3,000,000	3,130,031
Exeter Automobile Receivables Trust
Series 2022-1A, Class E, 5.02%, 10/15/2029(a)	3,000,000	2,939,242
Series 2022-5A, Class E, 10.45%, 04/15/2030(a)	1,000,000	1,052,615
Series 2022-6A, Class E, 11.61%, 06/17/2030(a)	2,000,000	2,198,301
Series 2023-2A, Class E, 9.75%, 11/15/2030(a)	1,000,000	1,087,575
Series 2024-1A, Class E, 7.89%, 08/15/2031(a)	1,000,000	1,048,493

See accompanying notes which are an integral part of these financial statements.

93

ANGEL OAK INCOME ETF
Schedule of Investments
July 31, 2025 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Automobile — (Continued)
Series 2024-2A, Class E, 7.98%, 10/15/2031(a)	$1,354,000	$1,422,730
Series 2024-3A, Class E, 7.84%, 10/15/2031(a)	2,505,000	2,625,712
Series 2024-5A, Class E, 7.22%, 05/17/2032(a)	2,414,000	2,482,751
Series 2025-1A, Class E, 7.48%, 09/15/2032(a)	2,000,000	2,062,248
FHF Trust, Series 2024-3A, Class D, 6.01%, 12/15/2031(a)	1,000,000	1,003,242
FinBe USA Trust, Series 2025-1A, Class B, 6.60%, 12/16/2030(a)	1,000,000	1,004,864
Flagship Credit Auto Trust, Series 2024-1, Class E, 8.60%, 05/15/2031(a)	585,000	599,019
GLS Auto Receivables Trust
Series 2023-1A, Class E, 11.42%, 03/15/2030(a)	1,000,000	1,102,257
Series 2023-3A, Class E, 9.27%, 08/15/2030(a)	1,500,000	1,611,593
Series 2023-4A, Class E, 9.72%, 08/15/2030(a)	1,000,000	1,091,330
Series 2024-3A, Class E, 7.25%, 06/16/2031(a)	1,000,000	1,032,037
Series 2025-2A, Class E, 7.73%, 06/15/2032(a)	1,410,000	1,471,261
Hertz Global Holdings, Inc.
Series 2021-2A, Class D, 4.34%, 12/27/2027(a)	1,000,000	964,300
Series 2022-2A, Class D, 5.16%, 06/26/2028(a)	1,000,000	956,764
Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class D, 9.60% (30 day avg SOFR US + 5.25%), 05/20/2032(a)	280,412	287,109
JPMorgan Chase Bank NA, Series 2021-2, Class G, 8.48%, 12/26/2028(a)	473,097	474,168
Kinetic Advantage Master Owner Trust, Series 2024-1A, Class A, 6.99% (30 day avg SOFR US + 2.65%), 11/15/2027(a)	500,000	501,347
Lobel Automobile Receivables Trust, Series 2023-2, Class D, 11.00%, 09/16/2030(a)	1,000,000	1,067,821
Luxury Lease Partners Auto Lease Trust, Series 2024-4, Class A, 7.29%, 07/15/2030(a)	400,987	401,762
Prestige Auto Receivables Trust
Series 2022-1A, Class D, 8.08%, 08/15/2028(a)	25,000	25,162
Series 2024-1A, Class E, 7.94%, 04/15/2031(a)	300,000	311,546
Series 2024-2A, Class E, 6.75%, 11/17/2031(a)	750,000	749,681
SAFCO Auto Receivables Trust, Series 2025-1A, Class D, 6.60%, 12/10/2030(a)	1,000,000	1,006,838
Santander Holdings USA, Inc., Series 2024-A, Class F, 10.17%, 06/15/2032(a)	243,605	247,030
SBNA Auto Receivables Trust, Series 2024-A, Class E, 8.00%, 04/15/2032(a)	1,500,000	1,570,203
Securitized Term Auto Receivables Trust, Series 2025-A, Class D, 6.75%, 07/25/2031(a)	772,940	784,077
Skopos Auto Receivable Trust, Series 2019-1A, Class E, 7.82%, 06/15/2026(a)	106,867	107,082
Strike Acceptance Auto Funding Trust, Series 2023-1A, Class A, 8.00%, 05/15/2026(a)	251,299	252,317
Tricolor Auto Securitization Trust
Series 2023-1A, Class F, 16.00%, 06/17/2030(a)	800,000	866,542
Series 2025-2A, Class F, 11.23%, 03/15/2032(a)	600,000	633,973

See accompanying notes which are an integral part of these financial statements.

94

ANGEL OAK INCOME ETF
Schedule of Investments
July 31, 2025 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Automobile — (Continued)
United Auto Credit Securitization Trust, Series 2022-1, Class E, 5.00%, 11/10/2028(a)	$686,155	$682,368
US Auto Funding Trust, Series 2022-1A, Class A, 3.98%, 10/15/2025(a)	7,885	7,858
Veros Automobile Receivables Trust
Series 2024-1, Class C, 7.57%, 12/15/2028(a)	680,000	699,060
Series 2024-1, Class D, 9.87%, 05/15/2031(a)	500,000	528,607
Series 2025-1, Class C, 6.17%, 12/17/2029(a)	530,000	537,613
Series 2025-1, Class D, 8.79%, 05/17/2032(a)	530,000	551,618
		71,819,001
Consumer — 7.4%
ACHV ABS TRUST, Series 2024-2PL, Class D, 6.40%, 10/27/2031(a)	537,297	538,081
Affirm, Inc.
Series 2024-A, Class 1E, 9.17%, 02/15/2029(a)	1,000,000	1,009,377
Series 2024-A, Class D, 6.89%, 02/15/2029(a)	200,000	201,493
Series 2024-A, Class E, 9.17%, 02/15/2029(a)	200,000	201,875
Series 2024-B, Class E, 7.35%, 09/15/2029(a)	1,000,000	1,002,491
Aqua Finance Trust, Series 2021-A, Class C, 3.14%, 07/17/2046(a)	180,000	166,584
Bankers Healthcare Group, Inc.
Series 2022-C, Class E, 9.73%, 10/17/2035(a)	500,000	541,566
Series 2024-1CON, Class D, 8.00%, 04/17/2035(a)	200,000	209,969
Foundation Finance Trust
Series 2021-1A, Class D, 4.96%, 05/15/2041(a)	72,155	69,259
Series 2025-2A, Class E, 8.35%, 04/15/2052(a)	350,000	351,404
GreenSky Home Improvement Trust
Series 2024-1, Class E, 9.00%, 06/25/2059(a)	500,000	519,895
Series 2025-2A, Class E, 7.79%, 06/25/2060(a)	1,000,000	1,008,671
Lendingpoint Asset Securitization Trust, Series 2021-B, Class C, 3.21%, 02/15/2029(a)	140,601	138,133
Marlette Funding Trust
Series 2022-3A, Class D, 7.80%, 11/15/2032(a)	2,636,000	2,673,178
Series 2023-1A, Class D, 8.15%, 04/15/2033(a)	3,000,000	3,061,391
Series 2023-2A, Class D, 7.92%, 06/15/2033(a)	3,500,000	3,570,435
Momnt Technologies Trust
Series 2023-1A, Class B, 8.29%, 03/20/2045(a)	100,000	100,976
Series 2023-1A, Class C, 11.24%, 03/20/2045(a)	100,000	100,492
Oportun Financial Corp., Series 2021-B, Class D, 5.41%, 05/08/2031(a)	690,120	682,150
Pagaya AI Debt Selection Trust
Series 2021-1, Class C, 4.09%, 11/15/2027(a)	6,380	6,305
Series 2021-5, Class C, 3.93%, 08/15/2029(a)	109,092	106,962
Series 2022-1, Class C, 4.89%, 10/15/2029(a)	1,713,591	1,699,450
Series 2022-2, Class C, 7.50%, 01/15/2030(a)	434,287	437,589
Series 2023-8, Class C, 9.54%, 06/16/2031(a)	524,394	537,353
Series 2024-11, Class E, 10.33%, 07/15/2032(a)	799,908	819,838
Series 2024-7, Class D, 10.90%, 12/15/2031(a)	378,675	392,858
Series 2024-9, Class E, 10.11%, 03/15/2032(a)	535,250	550,358

See accompanying notes which are an integral part of these financial statements.

95

ANGEL OAK INCOME ETF
Schedule of Investments
July 31, 2025 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Consumer — (Continued)
Series 2025-1, Class E, 10.08%, 07/15/2032(a)	$999,915	$1,014,399
Series 2025-3, Class E, 12.63%, 12/15/2032(a)	750,000	771,738
Series 2025-4, Class D, 6.57%, 01/17/2033(a)	2,500,000	2,509,010
Series 2025-5, Class E, 9.70%, 03/15/2033(a)	1,287,500	1,301,987
Series 2025-R1, Class D, 6.94%, 06/15/2032(a)	1,267,000	1,273,169
Series 2025-R1, Class E, 12.11%, 06/15/2032(a)	750,000	758,133
Pagaya Technologies Ltd.
Series 2025-1, Class D, 6.74%, 01/20/2034(a)	1,000,000	1,006,034
Series 2025-1, Class E, 11.28%, 01/20/2034(a)	500,000	511,107
Powerpay Securitization Funding LLC, Series 2024-1A, Class B, 8.46%, 02/18/2039(a)	300,000	309,145
Prosper Marketplace Issuance Trust, Series 2024-1A, Class D, 10.98%, 08/15/2029(a)	500,000	520,762
Purchasing Power Funding
Series 2024-A, Class D, 7.26%, 08/15/2028(a)	200,000	200,680
Series 2024-A, Class E, 10.18%, 08/15/2028(a)	200,000	202,313
RCKT Mortgage Trust, Series 2025-1A, Class E, 7.12%, 07/25/2034(a)	1,000,000	1,004,402
Reach Financial LLC, Series 2024-2A, Class D, 8.83%, 07/15/2031(a)	600,000	626,226
Republic Finance Issuance Trust
Series 2021-A, Class D, 5.23%, 12/22/2031(a)	200,000	194,023
Series 2024-A, Class C, 7.28%, 08/20/2032(a)	400,000	409,556
Series 2024-A, Class D, 9.49%, 08/20/2032(a)	250,000	255,283
Series 2024-B, Class D, 8.83%, 11/20/2037(a)	2,000,000	2,052,745
Theorem Funding Trust, Series 2022-2A, Class B, 9.27%, 12/15/2028(a)	300,000	302,908
Upstart Securitization Trust
Series 2021-5, Class C, 4.15%, 11/20/2031(a)	514,445	508,568
Series 2023-1, Class C, 11.10%, 02/20/2033(a)	300,000	307,248
Series 2023-2, Class C, 11.87%, 06/20/2033(a)	1,000,000	1,065,587
Series 2025-1, Class B, 6.33%, 04/20/2035(a)	2,080,000	2,110,948
Series 2025-2, Class D, 8.00%, 06/20/2035(a)	750,000	756,442
		40,670,546
Credit Card — 0.1%
Avant Credit Card Master Trust, Series 2024-1A, Class C, 6.23%, 04/15/2030(a)	500,000	496,172
Equipment — 1.3%
Octane Receivables Trust
Series 2023-1A, Class E, 9.25%, 08/20/2030(a)	2,000,000	2,115,312
Series 2024-1A, Class E, 7.82%, 08/20/2031(a)	900,000	921,770
Series 2024-2A, Class E, 9.04%, 07/20/2032(a)	2,000,000	2,118,658
Series 2024-RVM1, Class D, 6.30%, 01/22/2046(a)	1,500,000	1,510,730
Series 2024-RVM1, Class E, 8.42%, 01/22/2046(a)	500,000	520,717
		7,187,187

See accompanying notes which are an integral part of these financial statements.

96

ANGEL OAK INCOME ETF
Schedule of Investments
July 31, 2025 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Solar — 0.0%(e)
GoodLeap Sustainable Home Solutions Trust
Series 2022-3CS, Class A, 4.95%, 07/20/2049(a)	$153,051	$136,312
Series 2023-2GS, Class B, 7.80%, 05/20/2055(a)	100,000	62,227
		198,539
TOTAL ASSET-BACKED SECURITIES (Cost $118,390,191)		120,371,445
RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — 20.1%
Federal Home Loan Mortgage Corp.
Pool QI4343, 4.50%, 04/01/2054	2,773,267	2,637,186
Pool QJ0865, 5.50%, 08/01/2054	1,000,478	996,251
Pool QJ6384, 5.50%, 10/01/2054	4,971,399	4,950,395
Pool QJ7063, 5.50%, 10/01/2054	2,418,241	2,415,581
Pool QJ7675, 6.00%, 11/01/2054	2,790,830	2,835,509
Pool QJ7677, 5.50%, 11/01/2054	2,475,084	2,469,268
Pool QX0791, 5.50%, 12/01/2054	2,199,643	2,199,286
Pool QX1669, 5.00%, 12/01/2054	988,534	973,005
Pool RA4179, 2.50%, 12/01/2050	4,711,456	3,876,226
Pool RA7673, 4.50%, 07/01/2052	836,419	794,331
Pool RJ1430, 6.00%, 05/01/2054	880,568	894,115
Pool SD2500, 5.00%, 03/01/2053	1,311,405	1,276,870
Pool SD5007, 5.00%, 09/01/2053	988,141	965,825
Pool SD5143, 6.00%, 04/01/2054	853,866	872,338
Pool SD6195, 5.00%, 10/01/2053	830,539	812,820
Pool SD6585, 5.50%, 10/01/2054	3,651,006	3,636,930
Pool SD6591, 5.00%, 10/01/2054	2,324,584	2,263,368
Pool SD7029, 5.00%, 12/01/2054	2,913,906	2,866,310
Pool SD8331, 5.50%, 06/01/2053	821,455	820,038
Pool SL0079, 5.00%, 02/01/2055	3,930,526	3,842,501
Pool SL0716, 5.00%, 03/01/2055	3,926,069	3,834,949
Pool SL0741, 6.00%, 02/01/2055	4,849,707	4,938,258
Pool SL0817, 6.00%, 04/01/2055	3,484,889	3,588,160
Federal National Mortgage Association
Pool 000TBA, 5.00%, 08/15/2040	5,000,000	4,867,160
Pool BR0948, 2.00%, 04/01/2051	3,041,668	2,388,640
Pool BW5186, 5.00%, 11/01/2052	839,913	818,844
Pool BX0432, 6.00%, 11/01/2052	3,245,301	3,308,286
Pool CB3000, 2.00%, 12/01/2051	4,991,063	3,913,273
Pool DB3770, 5.50%, 05/01/2054	970,847	966,745
Pool DC1302, 5.00%, 08/01/2054	983,859	965,790
Pool DC3426, 5.00%, 09/01/2054	983,524	959,468
Pool DC5739, 5.50%, 11/01/2054	1,485,655	1,481,700
Pool FA1342, 5.00%, 03/01/2054	7,512,729	7,347,757
Pool FS2078, 3.50%, 06/01/2052	4,032,565	3,617,525

See accompanying notes which are an integral part of these financial statements.

97

ANGEL OAK INCOME ETF
Schedule of Investments
July 31, 2025 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — (Continued)
Pool FS4653, 5.50%, 05/01/2053	$1,189,657	$1,186,849
Pool FS6738, 5.00%, 09/01/2053	2,306,121	2,255,699
Pool FS7280, 5.00%, 03/01/2053	874,284	853,446
Pool FS7798, 6.00%, 06/01/2054	916,683	933,077
Pool FS8870, 5.00%, 09/01/2053	2,721,587	2,661,823
Pool FS9192, 3.00%, 07/01/2052	3,786,304	3,247,915
Pool FS9409, 5.50%, 10/01/2054	5,564,122	5,558,002
Pool MB0302, 5.50%, 02/01/2055	1,952,943	1,943,471
Government National Mortgage Association
Pool MA8490, 5.00%, 12/20/2052	795,731	776,735
Pool MA8570, 5.50%, 01/20/2053	4,836,870	4,823,994
Pool MA9018, 6.00%, 07/20/2053	667,960	676,957
Pool MA9305, 5.50%, 11/20/2053	619,703	618,053
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $111,066,204)		110,930,729
COLLATERALIZED LOAN OBLIGATIONS — 10.9%
AB BSL CLO Ltd., Series 2025-6A, Class D2, 8.48%, 07/20/2037(a)	2,000,000	2,002,718
Allegro CLO Ltd., Series 2021-1A, Class D1R, 7.47% (3 mo. Term SOFR + 3.15%), 07/20/2038(a)	1,500,000	1,500,000
AMMC CDO, Series 2025-32A, Class D2, 8.08%, 10/17/2038(a)(d)	4,000,000	4,000,000
Anchorage Credit Funding Ltd.
Series 2016-3A, Class A2R, 6.68% (3 mo. Term SOFR + 2.36%), 01/28/2039(a)	1,275,000	1,278,408
Series 2019-9A, Class BR, 3.05%, 10/25/2037(a)	1,000,000	928,360
Apidos CLO Ltd., Series 2023-46A, Class E, 12.27% (3 mo. Term SOFR + 7.95%), 10/24/2036(a)	1,000,000	1,003,462
Benefit Street Partners CLO Ltd., Series 2015-8A, Class CR, 7.34% (3 mo. Term SOFR + 3.01%), 01/20/2031(a)	1,550,000	1,554,366
Blackstone, Inc., Series 2018-1A, Class C, 6.33% (3 mo. Term SOFR + 2.01%), 04/17/2030(a)	1,750,000	1,752,573
Carbone CLO LLC, Series 2017-1A, Class C, 7.19% (3 mo. Term SOFR + 2.86%), 01/20/2031(a)	2,000,000	2,004,810
Carlyle Global Market Strategies, Series C17A, Class CR, 7.37% (3 mo. Term SOFR + 3.06%), 04/30/2031(a)	1,000,000	1,003,549
Cerberus Loan Funding LP
Series 2023-1A, Class C, 8.72% (3 mo. Term SOFR + 4.40%), 03/22/2035(a)	1,500,000	1,508,256
Series 2023-2A, Class D2, 12.82% (3 mo. Term SOFR + 8.50%), 07/15/2035(a)	1,900,000	1,936,134
Crown Point CLO Ltd., Series 2021-10A, Class D, 8.09% (3 mo. Term SOFR + 3.76%), 07/20/2034(a)	2,000,000	2,012,518
Dryden Senior Loan Fund, Series 2018-64A, Class D, 7.24% (3 mo. Term SOFR + 2.91%), 04/18/2031(a)	1,500,000	1,505,500

See accompanying notes which are an integral part of these financial statements.

98

ANGEL OAK INCOME ETF
Schedule of Investments
July 31, 2025 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Fortress Credit Opportunities, Series 2025-29A, Class D, 7.83% (3 mo. Term SOFR + 3.50%), 04/20/2033(a)	$2,500,000	$2,499,898
Generate CLO Ltd., Series 2023-12A, Class D, 9.58% (3 mo. Term SOFR + 5.25%), 07/20/2036(a)	2,000,000	2,000,000
Golub Capital Partners CLO Ltd., Series 2023-69A, Class C, 8.30% (3 mo. Term SOFR + 4.00%), 11/09/2036(a)	3,000,000	3,006,936
HPS Private Credit CLO LLC, Series 2023-1A, Class E, 14.17% (3 mo. Term SOFR + 9.85%), 07/15/2035(a)	2,500,000	2,506,670
ICG US CLO Ltd., Series 2023-1A, Class D1R, 7.53% (3 mo. Term SOFR + 3.20%), 07/18/2038(a)	4,000,000	4,000,000
Jackson Financial, Inc., Series 2021-5A, Class C, 6.59% (3 mo. Term SOFR + 2.26%), 10/18/2034(a)	2,000,000	2,003,012
Madison Park Funding Ltd., Series 2015-19A, Class ER3, 11.67% (3 mo. Term SOFR + 7.34%), 01/22/2037(a)	4,000,000	4,088,260
Monroe Capital CLO Ltd., Series 2021-2A, Class C, 0.00% (3 mo. Term SOFR + 2.91%), 09/14/2033(a)(b)	500,000	502,500
Pikes Peak CLO Ltd., Series 2023-14A, Class D2R, 8.98% (3 mo. Term SOFR + 4.65%), 07/20/2038(a)	2,300,000	2,299,876
Regatta Funding Ltd., Series 2025-3A, Class D2, 8.18%, 07/20/2038(a)	2,000,000	2,000,000
Sycamore Tree CLO Ltd., Series 2024-5A, Class E, 11.82% (3 mo. Term SOFR + 7.49%), 04/20/2036(a)	4,000,000	4,024,104
Trinitas CLO Ltd.
Series 2021-17A, Class D, 8.09% (3 mo. Term SOFR + 3.76%), 10/20/2034(a)	3,150,000	3,163,703
Series 2025-32A, Class D1, 0.00% (3 mo. Term SOFR + 3.10%), 07/23/2038(a)(d)	1,500,000	1,500,000
Verdelite Static CLO Ltd., Series 2024-1A, Class D, 7.18% (3 mo. Term SOFR + 2.85%), 07/20/2032(a)	2,500,000	2,504,007
Voya CLO Ltd., Series 2018-1A, Class C, 7.19% (3 mo. Term SOFR + 2.86%), 04/19/2031(a)	250,000	250,544
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $60,379,033)		60,340,164
CORPORATE OBLIGATIONS — 6.6%
Basic Materials — 0.6%
Axalta Coating Systems Dutch Holding B B.V., 7.25%, 02/15/2031(a)	100,000	104,119
Barrick International Barbados Corp., 6.35%, 10/15/2036(a)	100,000	107,265
Capstone Copper Corp., 6.75%, 03/31/2033(a)	300,000	305,947
Cleveland-Cliffs, Inc.
6.75%, 04/15/2030(a)	100,000	99,599
7.00%, 03/15/2032(a)	350,000	341,901
Consolidated Energy Finance SA
6.50%, 05/15/2026(a)	100,000	97,877
12.00%, 02/15/2031(a)	100,000	94,092

See accompanying notes which are an integral part of these financial statements.

99

ANGEL OAK INCOME ETF
Schedule of Investments
July 31, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Basic Materials — (Continued)
CVR Partners LP / CVR Nitrogen Finance Corp., 6.13%, 06/15/2028(a)	$200,000	$198,700
First Quantum Minerals Ltd., 8.00%, 03/01/2033(a)	300,000	309,502
Freeport-McMoRan, Inc., 5.40%, 11/14/2034	100,000	101,287
Hecla Mining Co., 7.25%, 02/15/2028	100,000	101,201
Magnera Corp., 4.75%, 11/15/2029(a)	280,000	247,741
Mercer International, Inc., 5.13%, 02/01/2029	100,000	80,646
Methanex Corp., 5.25%, 12/15/2029	100,000	99,135
Mosaic Co., 5.63%, 11/15/2043	100,000	95,566
NOVA Chemicals Corp., 8.50%, 11/15/2028(a)	100,000	105,141
Nucor Corp., 5.10%, 06/01/2035	100,000	100,320
Nutrien Ltd., 2.95%, 05/13/2030	100,000	92,985
Olin Corp., 6.63%, 04/01/2033(a)	100,000	97,435
Taseko Mines Ltd., 8.25%, 05/01/2030(a)	300,000	313,615
		3,094,074
Communications — 0.3%
AT&T, Inc., 4.90%, 08/15/2037	100,000	95,514
Cars.com, Inc., 6.38%, 11/01/2028(a)	300,000	299,633
Cogent Communications Group LLC / Cogent Finance, Inc., 6.50%, 07/01/2032(a)	200,000	196,246
Comcast Corp., 6.50%, 11/15/2035	100,000	110,307
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
5.88%, 08/15/2027(a)	100,000	99,513
10.00%, 02/15/2031(a)	200,000	193,030
Gen Digital, Inc., 6.25%, 04/01/2033(a)	100,000	102,198
Gray Media, Inc., 5.38%, 11/15/2031(a)	200,000	147,794
T-Mobile USA, Inc., 5.05%, 07/15/2033	150,000	150,282
Univision Communications, Inc., 8.00%, 08/15/2028(a)	200,000	205,632
Verizon Communications, Inc., 4.27%, 01/15/2036	200,000	184,098
		1,784,247
Consumer, Cyclical — 0.6%
Adient Global Holdings Ltd., 7.50%, 02/15/2033(a)	100,000	102,042
American Axle & Manufacturing, Inc., 5.00%, 10/01/2029	100,000	90,811
BorgWarner, Inc., 5.40%, 08/15/2034	100,000	101,170
Caesars Entertainment, Inc.
4.63%, 10/15/2029(a)	270,000	255,352
6.50%, 02/15/2032(a)	100,000	102,044
Carnival Corp.
6.00%, 05/01/2029(a)	100,000	100,949
6.13%, 02/15/2033(a)	100,000	101,837
Champ Acquisition Corp., 8.38%, 12/01/2031(a)	300,000	318,133
Cinemark USA, Inc., 7.00%, 08/01/2032(a)	200,000	206,699
Clarios Global LP / Clarios US Finance Co., 6.75%, 02/15/2030(a)	300,000	309,496
Ford Motor Credit Co. LLC, 6.13%, 03/08/2034	100,000	97,586
General Motors Financial Co., Inc., 6.10%, 01/07/2034	100,000	103,228
LCM Investments Holdings LLC, 8.25%, 08/01/2031(a)	100,000	105,805

See accompanying notes which are an integral part of these financial statements.

100

ANGEL OAK INCOME ETF
Schedule of Investments
July 31, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Consumer, Cyclical — (Continued)
Lithia Motors, Inc., 3.88%, 06/01/2029(a)	$200,000	$188,573
Lowe’s Companies, Inc., 5.15%, 07/01/2033	150,000	152,284
Meritage Homes Corp., 5.65%, 03/15/2035	150,000	149,577
NCL Corp. Ltd., 6.25%, 03/01/2030(a)	200,000	202,547
O’Reilly Automotive, Inc., 4.70%, 06/15/2032	150,000	149,027
Phinia, Inc.
6.75%, 04/15/2029(a)	100,000	103,034
6.63%, 10/15/2032(a)	100,000	101,961
PulteGroup, Inc., 6.38%, 05/15/2033	100,000	107,601
Resideo Funding, Inc., 6.50%, 07/15/2032(a)	125,000	126,961
Saks Global Enterprises LLC, 11.00%, 12/15/2029(a)	50,000	11,500
Sally Holdings LLC / Sally Capital, Inc., 6.75%, 03/01/2032	150,000	154,136
STL Holding Co. LLC, 8.75%, 02/15/2029(a)	100,000	104,156
		3,546,509
Consumer, Non-cyclical — 1.3%
Acadia Healthcare Co., Inc., 7.38%, 03/15/2033(a)	600,000	618,508
Agilent Technologies, Inc., 4.75%, 09/09/2034	100,000	97,828
Amgen, Inc., 5.25%, 03/02/2033	100,000	102,034
Ashtead Capital, Inc., 5.95%, 10/15/2033(a)	200,000	207,648
B&G Foods, Inc., 8.00%, 09/15/2028(a)	50,000	46,813
Baxter International, Inc., 2.54%, 02/01/2032	100,000	86,947
Belron UK Finance PLC, 5.75%, 10/15/2029(a)	100,000	101,001
Bio-Rad Laboratories, Inc., 3.70%, 03/15/2032	100,000	92,224
Brown-Forman Corp., 4.00%, 04/15/2038	100,000	87,239
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031	200,000	180,489
Conagra Brands, Inc., 5.30%, 11/01/2038	100,000	94,195
Concentra Escrow Issuer Corp., 6.88%, 07/15/2032(a)	100,000	102,874
Constellation Brands, Inc., 4.90%, 05/01/2033	100,000	99,160
DaVita, Inc., 6.88%, 09/01/2032(a)	250,000	257,212
Dcli Bidco LLC, 7.75%, 11/15/2029(a)	100,000	102,172
EquipmentShare.com, Inc.
9.00%, 05/15/2028(a)	300,000	316,553
8.63%, 05/15/2032(a)	100,000	106,562
Fiesta Purchaser, Inc., 9.63%, 09/15/2032(a)	200,000	211,854
GE HealthCare Technologies, Inc., 5.91%, 11/22/2032	150,000	159,343
Global Payments, Inc., 5.40%, 08/15/2032	150,000	152,016
HCA, Inc., 5.45%, 09/15/2034	100,000	100,456
Herc Holdings, Inc., 6.63%, 06/15/2029(a)	500,000	512,266
Hertz Global Holdings, Inc., 12.63%, 07/15/2029(a)	50,000	52,279
J.M. Smucker Co., 6.20%, 11/15/2033	150,000	160,466
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl, 6.75%, 03/15/2034	93,000	101,290
Keurig Dr Pepper, Inc., 5.30%, 03/15/2034	200,000	204,523
Kraft Heinz Foods Co., 6.88%, 01/26/2039	100,000	107,897

See accompanying notes which are an integral part of these financial statements.

101

ANGEL OAK INCOME ETF
Schedule of Investments
July 31, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Consumer, Non-cyclical — (Continued)
Kroger Co., 5.00%, 09/15/2034	$100,000	$98,971
Mars, Inc., 5.20%, 03/01/2035(a)	200,000	201,069
Medline Borrower LP, 5.25%, 10/01/2029(a)	100,000	98,109
Molina Healthcare, Inc., 6.25%, 01/15/2033(a)	100,000	98,787
Molson Coors Beverage Co., 4.20%, 07/15/2046	100,000	79,338
Performance Food Group, Inc., 4.25%, 08/01/2029(a)	150,000	144,345
Perrigo Finance Unlimited Co., 6.13%, 09/30/2032	200,000	202,280
Philip Morris International, Inc., 5.25%, 02/13/2034	100,000	101,290
Post Holdings, Inc., 6.38%, 03/01/2033(a)	100,000	100,175
Raven Acquisition Holdings LLC, 6.88%, 11/15/2031(a)	300,000	303,758
Royalty Pharma PLC, 3.30%, 09/02/2040	100,000	75,045
Simmons Foods, Inc., 4.63%, 03/01/2029(a)	100,000	94,760
The Campbell’s Co., 5.40%, 03/21/2034	100,000	101,046
TreeHouse Foods, Inc., 4.00%, 09/01/2028	100,000	92,593
Tyson Foods, Inc., 4.88%, 08/15/2034	100,000	97,521
United Rentals North America, Inc., 6.00%, 12/15/2029(a)	100,000	101,869
US Foods, Inc., 7.25%, 01/15/2032(a)	100,000	104,311
VT Topco, Inc., 8.50%, 08/15/2030(a)	360,000	383,735
Williams Scotsman, Inc., 6.63%, 04/15/2030(a)	200,000	206,365
Zimmer Biomet Holdings, Inc., 2.60%, 11/24/2031	200,000	176,818
		7,324,034
Diversified — 0.1%
Stena International SA, 7.25%, 01/15/2031(a)	300,000	305,156
Energy — 0.8%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 8.63%, 06/15/2029(a)	200,000	212,030
Antero Midstream Partners LP / Antero Midstream Finance Corp., 6.63%, 02/01/2032(a)	200,000	205,769
Archrock Partners LP / Archrock Partners Finance Corp.
6.88%, 04/01/2027(a)	36,000	36,114
6.63%, 09/01/2032(a)	100,000	101,571
Aris Water Holdings LLC, 7.25%, 04/01/2030(a)	100,000	102,639
Calumet Specialty Products Partners LP / Calumet Finance Corp., 9.75%, 07/15/2028(a)	100,000	96,075
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/2039	150,000	123,434
Cheniere Energy Partners LP, 5.75%, 08/15/2034	100,000	102,552
Comstock Resources, Inc., 5.88%, 01/15/2030(a)	50,000	47,239
Continental Resources, Inc., 5.75%, 01/15/2031(a)	100,000	100,581
Encino Acquisition Partners Holdings LLC
8.50%, 05/01/2028(a)	100,000	102,125
8.75%, 05/01/2031(a)	100,000	110,415
Energy Transfer LP, 7.38%, 02/01/2031(a)	100,000	104,605
Genesis Energy LP / Genesis Energy Finance Corp.
8.25%, 01/15/2029	50,000	52,194
8.00%, 05/15/2033	150,000	155,661

See accompanying notes which are an integral part of these financial statements.

102

ANGEL OAK INCOME ETF
Schedule of Investments
July 31, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Energy — (Continued)
Greenfire Resources Ltd., 12.00%, 10/01/2028(a)	$40,000	$42,127
Helix Energy Solutions Group, Inc., 9.75%, 03/01/2029(a)	200,000	209,027
Hess Corp., 7.13%, 03/15/2033	100,000	114,846
Kinder Morgan, Inc., 5.95%, 08/01/2054	100,000	97,611
Kinetik Holdings LP, 5.88%, 06/15/2030(a)	100,000	100,173
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/2031(a)	200,000	195,422
MPLX LP, 5.00%, 03/01/2033	100,000	98,510
New Fortress Energy, Inc., 6.50%, 09/30/2026(a)	200,000	70,161
ONEOK, Inc., 6.05%, 09/01/2033	100,000	104,984
PBF Holding Co. LLC / PBF Finance Corp., 6.00%, 02/15/2028	200,000	192,644
Plains All American Pipeline LP / PAA Finance Corp., 5.70%, 09/15/2034	100,000	101,480
Shelf Drilling Holdings Ltd., 9.63%, 04/15/2029(a)	300,000	257,161
SunCoke Energy, Inc., 4.88%, 06/30/2029(a)	300,000	274,631
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 12/31/2030(a)	100,000	98,046
Targa Resources Corp., 6.50%, 03/30/2034	100,000	107,499
USA Compression Partners LP / USA Compression Finance Corp., 7.13%, 03/15/2029(a)	100,000	102,293
Venture Global LNG, Inc.
9.00% to 09/30/2029 then 5 yr. CMT Rate + 5.44%, Perpetual(a)	35,000	35,040
8.38%, 06/01/2031(a)	100,000	103,504
Warrior Met Coal, Inc., 7.88%, 12/01/2028(a)	108,000	109,471
Western Midstream Operating LP, 6.15%, 04/01/2033	100,000	104,353
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/2029(a)	100,000	99,754
Williams Cos., Inc., 5.65%, 03/15/2033	100,000	103,596
		4,375,337
Financial — 1.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.30%, 01/30/2032	150,000	135,769
Aircastle Ltd. / Aircastle Ireland DAC, 5.25%, 03/15/2030(a)	150,000	151,559
American Express Co., 5.28% to 07/26/2034 then SOFR + 1.42%, 07/26/2035	275,000	278,808
American Tower Corp., 5.55%, 07/15/2033	150,000	154,706
Avolon Holdings Funding Ltd., 5.75%, 11/15/2029(a)	100,000	102,993
Bank of America Corp., 2.48% to 09/21/2031 then 5 yr. CMT Rate + 1.20%, 09/21/2036	275,000	234,204
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/2029(a)	100,000	105,798
Capital One Financial Corp., 6.18% to 01/30/2035 then SOFR + 2.04%, 01/30/2036	275,000	282,450
Credit Acceptance Corp., 6.63%, 03/15/2030(a)	300,000	304,364
Crown Castle, Inc., 5.10%, 05/01/2033	100,000	99,576
Enact Holdings, Inc., 6.25%, 05/28/2029	100,000	103,374
EZCORP, Inc., 7.38%, 04/01/2032(a)	275,000	287,089
Fifth Third Bancorp, 5.63% to 01/29/2031 then SOFR + 1.84%, 01/29/2032	275,000	284,946

See accompanying notes which are an integral part of these financial statements.

103

ANGEL OAK INCOME ETF
Schedule of Investments
July 31, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Financial — (Continued)
Freedom Mortgage Holdings LLC
9.25%, 02/01/2029(a)	$100,000	$104,316
8.38%, 04/01/2032(a)	100,000	102,369
GGAM Finance Ltd.
8.00%, 02/15/2027(a)	100,000	103,052
6.88%, 04/15/2029(a)	100,000	103,271
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027(a)	300,000	310,166
goeasy Ltd., 7.63%, 07/01/2029(a)	300,000	309,166
HAT Holdings I LLC / HAT Holdings II LLC, 3.75%, 09/15/2030(a)	100,000	91,006
Jane Street Group / JSG Finance, Inc., 6.13%, 11/01/2032(a)	100,000	99,291
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 6.63%, 10/15/2031(a)	250,000	249,031
Jefferson Capital Holdings LLC, 9.50%, 02/15/2029(a)	120,000	126,748
JPMorgan Chase & Co., 6.25% to 10/23/2033 then SOFR + 1.81%, 10/23/2034	300,000	325,667
LPL Holdings, Inc., 4.00%, 03/15/2029(a)	200,000	193,944
M&T Bank Corp., 5.40% to 07/30/2030 then 5 yr. CMT Rate + 1.43%, 07/30/2035	275,000	275,489
Macquarie Airfinance Holdings Ltd.
8.13%, 03/30/2029(a)	100,000	104,601
6.50%, 03/26/2031(a)	100,000	105,956
Morgan Stanley, 5.95% to 01/19/2033 then 5 yr. CMT Rate + 2.43%, 01/19/2038	300,000	309,602
Nationstar Mortgage Holdings, Inc., 7.13%, 02/01/2032(a)	200,000	209,009
NMI Holdings, Inc., 6.00%, 08/15/2029	100,000	102,120
OneMain Finance Corp.
5.38%, 11/15/2029	100,000	98,137
4.00%, 09/15/2030	300,000	275,634
Panther Escrow Issuer LLC, 7.13%, 06/01/2031(a)	200,000	206,947
PennyMac Financial Services, Inc., 5.75%, 09/15/2031(a)	125,000	122,452
PHH Corp., 9.88%, 11/01/2029(a)	200,000	200,564
Phoenix Aviation Capital Ltd., 9.25%, 07/15/2030(a)	300,000	314,606
PNC Financial Services Group, Inc., 5.68% to 01/22/2034 then SOFR + 1.90%, 01/22/2035	300,000	311,393
PRA Group, Inc., 5.00%, 10/01/2029(a)	100,000	92,481
Radian Group, Inc., 6.20%, 05/15/2029	200,000	207,812
RHP Hotel Properties LP / RHP Finance Corp., 6.50%, 04/01/2032(a)	100,000	102,207
Rocket Cos., Inc., 6.38%, 08/01/2033(a)	200,000	204,247
Starwood Property Trust, Inc., 6.00%, 04/15/2030(a)	150,000	151,594
Stonex Escrow Issuer LLC, 6.88%, 07/15/2032(a)	150,000	152,803
StoneX Group, Inc., 7.88%, 03/01/2031(a)	200,000	210,300
UBS Group AG, 5.70% to 02/08/2034 then 1 yr. CMT Rate + 1.77%, 02/08/2035(a)	275,000	285,082
United Wholesale Mortgage LLC, 5.50%, 04/15/2029(a)	100,000	97,897
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 6.50%, 02/15/2029(a)	200,000	194,738

See accompanying notes which are an integral part of these financial statements.

104

ANGEL OAK INCOME ETF
Schedule of Investments
July 31, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Financial — (Continued)
Walker & Dunlop, Inc., 6.63%, 04/01/2033(a)	$100,000	$102,047
Wells Fargo & Co., 5.56% to 07/25/2033 then SOFR + 1.99%, 07/25/2034	300,000	309,694
		9,391,075
Industrial — 0.9%
Advanced Drainage Systems, Inc., 6.38%, 06/15/2030(a)	100,000	101,601
Amphenol Corp., 5.25%, 04/05/2034	100,000	102,659
Arrow Electronics, Inc., 5.88%, 04/10/2034	100,000	102,876
Axon Enterprise, Inc., 6.25%, 03/15/2033(a)	200,000	205,394
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032(a)	300,000	298,919
Builders FirstSource, Inc., 6.38%, 03/01/2034(a)	100,000	101,596
Burlington Northern Santa Fe LLC, 4.13%, 06/15/2047	100,000	81,795
Carrier Global Corp., 3.38%, 04/05/2040	100,000	78,991
Clydesdale Acquisition Holdings, Inc., 6.75%, 04/15/2032(a)	200,000	204,997
Coherent Corp., 5.00%, 12/15/2029(a)	300,000	293,840
CRH America Finance, Inc., 5.40%, 05/21/2034	200,000	203,987
CSX Corp., 6.15%, 05/01/2037	100,000	107,728
Fortress Transportation and Infrastructure Investors LLC
7.88%, 12/01/2030(a)	100,000	106,125
5.88%, 04/15/2033(a)	200,000	198,431
GATX Corp., 5.50%, 06/15/2035	100,000	101,341
Genesee & Wyoming, Inc., 6.25%, 04/15/2032(a)	100,000	101,278
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(a)	275,000	260,725
Knife River Corp., 7.75%, 05/01/2031(a)	100,000	105,024
MasTec, Inc., 4.50%, 08/15/2028(a)	100,000	98,990
Northrop Grumman Corp., 5.20%, 06/01/2054	100,000	92,699
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031(a)	350,000	354,370
Quikrete Holdings, Inc., 6.75%, 03/01/2033(a)	200,000	205,253
Reworld Holding Corp., 4.88%, 12/01/2029(a)	200,000	191,180
RTX Corp., 6.10%, 03/15/2034	100,000	107,876
Sealed Air Corp., 6.50%, 07/15/2032(a)	150,000	154,633
Seaspan Corp., 5.50%, 08/01/2029(a)	100,000	95,309
Sensata Technologies, Inc., 3.75%, 02/15/2031(a)	200,000	182,672
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/2028(a)	300,000	299,258
Standard Building Solutions, Inc., 6.50%, 08/15/2032(a)	200,000	204,376
Trivium Packaging Finance BV, 12.25%, 01/15/2031(a)	150,000	157,629
United Parcel Service, Inc., 5.50%, 05/22/2054	100,000	96,041
Waste Management, Inc., 4.88%, 02/15/2034	100,000	101,049
XPO, Inc., 7.13%, 06/01/2031(a)	100,000	103,549
		5,202,191
Technology — 0.2%
CACI International, Inc., 6.38%, 06/15/2033(a)	100,000	102,379
CDW LLC / CDW Finance Corp., 5.55%, 08/22/2034	100,000	100,867
Fiserv, Inc., 5.63%, 08/21/2033	100,000	103,081
IBM International Capital Pte Ltd., 4.90%, 02/05/2034	100,000	99,472

See accompanying notes which are an integral part of these financial statements.

105

ANGEL OAK INCOME ETF
Schedule of Investments
July 31, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Technology — (Continued)
MSCI, Inc., 3.25%, 08/15/2033(a)	$100,000	$87,669
Oracle Corp., 3.90%, 05/15/2035	150,000	134,543
Roper Technologies, Inc., 1.75%, 02/15/2031	150,000	128,346
Unisys Corp., 10.63%, 01/15/2031(a)	200,000	210,182
VMware LLC, 2.20%, 08/15/2031	150,000	129,901
Zebra Technologies Corp., 6.50%, 06/01/2032(a)	100,000	102,585
		1,199,025
Utilities — 0.1%
NRG Energy, Inc., 6.25%, 11/01/2034(a)	100,000	101,405
Pike Corp., 8.63%, 01/31/2031(a)	50,000	53,830
Vistra Operations Co. LLC
7.75%, 10/15/2031(a)	50,000	52,959
6.88%, 04/15/2032(a)	200,000	207,934
6.00%, 04/15/2034(a)	100,000	103,878
		520,006
TOTAL CORPORATE OBLIGATIONS (Cost $36,081,161)		36,741,654
COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.8%
ALA Trust
Series 2025-OANA, Class C, 6.43% (1 mo. Term SOFR + 2.09%), 06/15/2040(a)	300,000	300,026
Series 2025-OANA, Class D, 7.43% (1 mo. Term SOFR + 3.09%), 06/15/2040(a)	200,000	200,016
Arbor Realty Collateralized Loan Obligation Ltd., Series 2025-BTR1, Class AS, 6.99% (1 mo. Term SOFR + 2.64%), 01/20/2041(a)	1,000,000	1,003,037
AREIT CRE Ltd., Series 2024-CRE9, Class AS, 6.58% (1 mo. Term SOFR + 2.24%), 05/17/2041(a)	800,000	794,359
ARES Commercial Mortgage Trust, Series 2024-IND, Class D, 7.23% (1 mo. Term SOFR + 2.89%), 07/15/2041(a)	500,000	502,461
ARZ Trust, Series 2024-BILT, Class D, 7.00%, 06/11/2029(a)	250,000	257,157
Banc of America Re-Remic Trust
Series 2024-NASH, Class A, 6.34% (1 mo. Term SOFR + 2.00%), 05/15/2039(a)	600,000	603,273
Series 2024-NASH, Class C, 7.84% (1 mo. Term SOFR + 3.50%), 05/15/2039(a)	200,000	198,595
Series 2024-NASH, Class D, 9.19% (1 mo. Term SOFR + 4.85%), 05/15/2039(a)	100,000	99,289
Series 2025-ASHF, Class C, 7.34% (1 mo. Term SOFR + 3.00%), 02/15/2042(a)	750,000	753,650
BX Trust
Series 2024-AIRC, Class C, 6.93% (1 mo. Term SOFR + 2.59%), 08/15/2039(a)	280,859	282,459
Series 2024-BIO, Class C, 6.98% (1 mo. Term SOFR + 2.64%), 02/15/2041(a)	200,000	198,905

See accompanying notes which are an integral part of these financial statements.

106

ANGEL OAK INCOME ETF
Schedule of Investments
July 31, 2025 (Unaudited)(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2024-BIO, Class D, 7.98% (1 mo. Term SOFR + 3.64%), 02/15/2041(a)	$200,000	$198,694
Series 2024-KING, Class D, 6.83% (1 mo. Term SOFR + 2.49%), 05/15/2034(a)	493,503	496,129
Series 2024-PALM, Class D, 6.98% (1 mo. Term SOFR + 2.64%), 06/15/2037(a)	259,615	259,729
Series 2024-VLT4, Class E, 7.23% (1 mo. Term SOFR + 2.89%), 07/15/2029(a)	200,000	194,299
Series 2024-VLT4, Class F, 8.28% (1 mo. Term SOFR + 3.94%), 07/15/2029(a)	500,000	489,824
Series 2025-BIO3, Class D, 6.96%, 02/10/2042(a)(b)	750,000	743,188
Series 2025-VLT7, Class D, 7.55% (1 mo. Term SOFR + 3.25%), 07/15/2044(a)	800,000	803,662
Commercial Mortgage Pass Through Certificates, Series 2024-WCL1, Class C, 7.23% (1 mo. Term SOFR + 2.89%), 06/15/2041(a)	1,500,000	1,495,527
Computershare Corporate Trust
Series 2024-1CHI, Class D, 6.71%, 07/15/2035(a)(b)	300,000	300,628
Series 2024-1CHI, Class E, 7.57%, 07/15/2035(a)(b)	200,000	200,359
DBSG Mortgage Trust, Series 2024-ALTA, Class D, 7.06%, 06/10/2037(a)(b)	400,000	403,658
DC Commercial Mortgage Trust
Series 2024-HLTN, Class C, 7.04%, 04/13/2040(a)(b)	500,000	501,294
Series 2024-HLTN, Class D, 7.71%, 04/13/2040(a)(b)	300,000	301,105
Gaea Mortgage Loan Trust, Series 2025-A, Class A, 6.75%, 02/25/2030(a)(b)	2,643,384	2,671,528
Hilton USA Trust
Series 2024-ORL, Class C, 6.78% (1 mo. Term SOFR + 2.44%), 05/15/2037(a)	200,000	200,229
Series 2024-ORL, Class D, 7.53% (1 mo. Term SOFR + 3.19%), 05/15/2037(a)	200,000	200,225
HTL Commercial Mortgage Trust
Series 2024-T53, Class D, 8.20%, 05/10/2039(a)(b)	300,000	306,720
Series 2024-T53, Class F, 11.93%, 05/10/2039(a)(b)	100,000	102,490
ICNQ 2024-MF Mortgage Trust, Series 2024-MF, Class E, 6.35%, 12/10/2034(a)(b)	750,000	751,115
Jackson Park Trust, Series 2019-LIC, Class E, 3.24%, 10/14/2039(a)(b)	750,000	640,486
LBA Trust
Series 2024-BOLT, Class E, 8.03% (1 mo. Term SOFR + 3.69%), 06/15/2039(a)	1,000,000	1,003,770
Series 2024-BOLT, Class F, 8.78% (1 mo. Term SOFR + 4.44%), 06/15/2039(a)	300,000	301,413
Morgan Stanley ABS Capital I, Inc., Series 2024-BPR2, Class A, 7.29%, 05/05/2029(a)	296,424	306,412
Morgan Stanley Capital I, Inc., Series 2014-150E, Class A, 3.91%, 09/09/2032(a)	800,000	709,512
Stellar Management, Series 2025-IP, Class E, 6.85%, 06/10/2042(a)(b)	250,000	251,717
TX Trust, Series 2024-HOU, Class D, 7.58% (1 mo. Term SOFR + 3.24%), 06/15/2039(a)	200,000	200,085

See accompanying notes which are an integral part of these financial statements.

107

ANGEL OAK INCOME ETF
Schedule of Investments
July 31, 2025 (Unaudited)(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (Continued)
Wells Fargo Commercial Mortgage Trust, Series 2025-VTT, Class E, 6.91%, 03/15/2038(a)(b)	$1,500,000	$1,480,850
WFLD Mortgage Trust, Series 2014-MONT, Class A, 3.75%, 08/10/2031(a)(b)	275,641	264,682
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $20,794,812)		20,972,557

	Shares
EXCHANGE TRADED FUNDS — 3.7%
iShares Broad USD High Yield Corporate Bond ETF	164,300	6,143,177
iShares iBoxx $ High Yield Corporate Bond ETF	89,800	7,218,124
SPDR Bloomberg High Yield Bond ETF	71,500	6,927,635
TOTAL EXCHANGE TRADED FUNDS (Cost $20,069,406)		20,288,936

	Par
RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER — 0.3%
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1B2, 8.05% (30 day avg SOFR US + 3.70%), 02/25/2044(a)	$1,000,000	1,035,514
Federal Home Loan Mortgage Corp., Series 2022-HQA3, Class M1B, 7.90% (30 day avg SOFR US + 3.55%), 08/25/2042(a)	500,000	525,303
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost $1,496,562)		1,560,817

	Shares
PREFERRED STOCKS — 0.1%
Financial — 0.1%
Goldman Sachs Group, Inc., 5.54% to 01/28/2035 then SOFR + 1.38%, 01/28/2036	275,000	281,254
TOTAL PREFERRED STOCKS (Cost $281,067)		281,254
COMMON STOCKS — 0.0%(e)
Energy — 0.0%(e)
Enviva Escrow(f)(g)	150,000	0
Enviva LLC(g)	5,458	107,795
TOTAL COMMON STOCKS (Cost $183,056)		107,795

See accompanying notes which are an integral part of these financial statements.

108

ANGEL OAK INCOME ETF
Schedule of Investments
July 31, 2025 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS — 3.4%
Money Market Funds — 3.4%
First American Government Obligations Fund - Class U, 4.25%(h)	18,681,105	$18,681,105
TOTAL SHORT-TERM INVESTMENTS (Cost $18,681,105)		18,681,105
TOTAL INVESTMENTS — 102.1% (Cost $560,785,776)		$563,426,949
Liabilities in Excess of Other Assets — (2.1)%		(11,787,678)
TOTAL NET ASSETS — 100.0%		$551,639,271

Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
TBA - To be Announced
(a)
Security is exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. As of July 31, 2025, the value of these securities total $400,462,730 or 72.6% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of July 31, 2025.

(c)	Step coupon bond. The rate disclosed is as of July 31, 2025.
(d)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(e)	Represents less than 0.05% of net assets.
(f)
As of July 31, 2025, the Fund has fair valued these securities under the procedures established by Angel Oak Capital Advisors, LLC as Valuation Designee pursuant to Rule 2a-5 under the Investment Company Act of 1940. The value of these securities amounted to $0 or 0.0% of net assets. Value determined using significant unobservable inputs.

(g)	Non-income producing security. Income is not being accrued.
(h)	The rate shown represents the 7-day annualized yield as of July 31, 2025.
See accompanying notes which are an integral part of these financial statements.

109

ANGEL OAK INCOME ETF
Schedule of Open Futures Contracts
July 31, 2025 (Unaudited)

Short Futures Contracts	Contracts Sold	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	(84)	09/19/2025	($9,329,250)	($10,091)

See accompanying notes which are an integral part of these financial statements.

110

ANGEL OAK FUNDS TRUST
Statements of Assets and Liabilities
July 31, 2025 (Unaudited)

	Multi-Strategy Income Fund(a)	UltraShort Income Fund
Assets
Investments in unaffiliated securities at fair value*	$2,890,936,221	$668,235,380
Investments in affiliated securities at fair value*	47,329,383	—
Cash	3,116,034	—
Deposit at broker for swaps	17,874,003	—
Dividends and interest receivable	14,999,595	2,702,291
Receivable for Fund shares sold	3,313,626	174,160
Deposit at broker for futures	1,333,647	675,124
Receivable for investments sold	1,210,464	—
Deposit at broker for TBA agreements	528,828	—
Prepaid expenses	106,398	54,738
Total assets	2,980,748,199	671,841,693
Liabilities
Payable for credit agreements	100,000,000	—
Payable for investments purchased	154,145,705	9,631,902
Net swap premiums received	8,512,402	—
Payable for Fund shares redeemed	5,507,855	787,866
Payable for distributions to shareholders	4,946,085	964,918
Depreciation on swaps	2,873,931	—
Payable to Adviser	2,082,863	131,616
Interest payable for credit agreements	528,222	—
Payable to administrator, fund accountant, and transfer agent	122,294	16,519
12b-1 fees accrued	129,083	16,205
Payable to custodian	30,374	2,928
Other accrued expenses	260,176	43,705
Total liabilities	279,138,990	11,595,659
Net Assets	$2,701,609,209	$660,246,034
Net Assets consist of:
Paid-in capital	$4,636,101,193	$714,803,532
Total distributable earnings (accumulated deficit)	(1,934,491,984)	(54,557,498)
Net assets	$2,701,609,209	$660,246,034
Class A:
Net Assets	$163,855,138	$25,917,213
Shares outstanding (unlimited number of shares authorized, no par value)	18,881,151	2,628,277
Net asset value (“NAV”) per share	$8.68	$9.86
Offering price per share (NAV/0.9775)(b)	$8.88	$9.86

See accompanying notes which are an integral part of these financial statements.

111

ANGEL OAK FUNDS TRUST
Statements of Assets and Liabilities
July 31, 2025 (Unaudited)(Continued)

	Multi-Strategy Income Fund(a)	UltraShort Income Fund
Class C:
Net Assets	$29,324,582	$—
Shares outstanding (unlimited number of shares authorized, no par value)	3,420,995	—
NAV and offering price per share	$8.57	$—
Minimum redemption price per share (NAV*0.99)(c)	$8.48	$—
Institutional Class:
Net Assets	$2,508,429,489	$633,190,579
Shares outstanding (unlimited number of shares authorized, no par value)	289,985,372	64,224,871
Net asset value (“NAV”) and offering price per share	$8.65	$9.86
Class A1:
Net Assets	$—	$1,138,242
Shares outstanding (unlimited number of shares authorized, no par value)	—	115,663
Net asset value (“NAV”) per share	$—	$9.84
Offering price per share (NAV/0.985)(d)	$—	$9.99
Minimum redemption price per share (NAV*0.995)(e)	$—	$9.79
*Identified Cost:
Investments in unaffiliated securities	$3,087,936,866	$674,373,394
Investments in affiliated securities	49,060,309	—

(a)	Statement has been consolidated. See Note 1 in the Notes to Financial Statements for basis of consolidation.
(b)	Class A shares impose a maximum 2.25% sales charge on purchases. This fee is not charged to shareholders of the UltraShort Income Fund.
(c)	A contingent deferred sales charge (“CDSC”) of 1.00% may be charged.
(d)	Class A1 shares impose a maximum 1.50% sales charge on purchases.
(e)	A CDSC of 0.50% may be charged.
See accompanying notes which are an integral part of these financial statements.

112

ANGEL OAK FUNDS TRUST
Statements of Assets and Liabilities
July 31, 2025 (Unaudited)(Continued)

	High Yield Opportunities ETF	Mortgage-Backed Securities ETF	UltraShort Income ETF	Income ETF
Assets
Investments in securities at fair value*	$119,644,024	$158,302,327	$1,066,061,384	$563,426,949
Cash	—	—	1,425	—
Dividends and interest receivable	2,101,942	523,592	4,483,545	2,635,504
Receivable for transaction fee	—	—	612	—
Deposit at broker for futures	—	513,922	340,326	242,418
Receivable for fund shares sold	—	—	3,061,296	—
Total assets	121,745,966	159,339,841	1,073,948,588	566,304,871
Liabilities
Payable for distributions to shareholders	717,247	797,317	4,777,859	2,928,853
Payable for investments purchased	349,987	29,746,151	18,853,654	11,376,447
Payable to Adviser	55,966	69,548	292,392	360,300
Total liabilities	1,123,200	30,613,016	23,923,905	14,665,600
Net Assets	$120,622,766	$128,726,825	$1,050,024,683	$551,639,271
Net Assets consist of:
Paid-in capital	$126,261,813	$132,915,684	$1,048,721,031	$548,528,255
Total distributable earnings (accumulated deficit)	(5,639,047)	(4,188,859)	1,303,652	3,111,016
Net assets	$120,622,766	$128,726,825	$1,050,024,683	$551,639,271
Shares outstanding (unlimited number of shares authorized, no par value)	10,885,384	15,031,336	20,580,000	26,620,000
Net asset value (“NAV”) and offering price per share	$11.08	$8.56	$51.02	$20.72
*Identified Cost:
Investments in securities	$121,150,103	$158,700,418	$1,064,763,610	$560,785,776

See accompanying notes which are an integral part of these financial statements.

113

ANGEL OAK FUNDS TRUST
Statements of Operations
For the Period Ended July 31, 2025 (Unaudited)

	Multi-Strategy Income Fund(a)	UltraShort Income Fund
Investment Income
Interest	$93,644,220	$15,626,154
Swap income	608,717	—
Dividends from unaffiliated investments	1,886,105	408,510
Dividends from affiliated investments	1,092,988	—
Total investment income	97,232,030	16,034,664
Expenses
Investment Advisory (See Note 5)	12,293,227	1,323,828
Interest expense	4,159,114	—
12b-1 - Class A	188,775	1,407
12b-1 - Class A1	—	32,144
12b-1 - Class C	153,769	—
Fund accounting	337,494	72,543
Legal	267,658	39,455
Transfer agent	196,584	46,838
Administration	186,836	45,592
Trustee	115,562	35,978
Custodian	81,111	15,127
Registration	65,103	42,141
Audit & tax	64,543	19,287
Printing	59,528	9,955
Insurance	18,907	3,169
Compliance	6,154	6,154
Miscellaneous	52,503	11,139
Total Expenses	18,246,868	1,704,757
Fees contractually recouped by Adviser (See Note 5)	30,766	—
Fees contractually waived by Adviser (See Note 5)	(101,376)	(618,161)
Net Expenses	18,176,258	1,086,596
Net investment income (loss)	79,055,772	14,948,068
Realized and Unrealized Gain (Loss) on Investments
Net Realized gain (loss) on:
Unaffiliated Securities	(58,683,855)	121,374
Affiliated Securities	(1,814,398)	—
Future Contracts	5,051,489	341,387
Swaps	562,284	—
Net change in unrealized appreciation/depreciation on:
Unaffiliated Investments	71,749,917	(63,688)
Affiliated Investments	2,507,719	—
Future Contracts	519,471	199,175
Swaps	(2,774,756)	—
Net realized and unrealized gain (loss) on investments	17,117,871	598,248
Net increase (decrease) in net assets resulting from operations	$96,173,643	$15,546,316

(a)	Statement has been consolidated. See Note 1 in the Notes to Financial Statements for basis of consolidation.
See accompanying notes which are an integral part of these financial statements.

114

ANGEL OAK FUNDS TRUST
Statements of Operations
For the Period Ended July 31, 2025 (Unaudited)(Continued)

	High Yield Opportunities ETF	Mortgage-Backed Securities ETF	UltraShort Income ETF	Income ETF
Investment Income
Interest	$4,121,538	$4,899,904	$23,308,606	$14,669,731
Dividends	148,933	64,331	741,341	453,191
Total investment income	4,270,471	4,964,235	24,049,947	15,122,922
Expenses
Investment Advisory (See Note 5)	320,299	685,990	2,353,317	2,221,666
Total Expenses	320,299	685,990	2,353,317	2,221,666
Fees contractually waived by Adviser (See Note 5)	—	(260,503)	(898,539)	(448,821)
Net Expenses	320,299	425,487	1,454,778	1,772,845
Net investment income (loss)	3,950,172	4,538,748	22,595,169	13,350,077
Realized and Unrealized Gain (Loss) on Investments
Net Realized gain (loss) on:
Investments	348,949	972,058	(64,930)	992,841
Future Contracts	—	(27,009)	243,393	(268,784)
Net change in unrealized appreciation/ depreciation on:
Investments	(375,092)	496,698	(884,677)	2,772,409
Future Contracts	—	(78,989)	65,205	(40,387)
Net realized and unrealized gain (loss) on investments	(26,143)	1,362,758	(641,009)	3,456,079
Net increase (decrease) in net assets resulting from operations	$3,924,029	$5,901,506	$21,954,160	$16,806,156

See accompanying notes which are an integral part of these financial statements.

115

Angel Oak Multi-Strategy Income Fund
Consolidated Statements of Changes in Net Assets(a)

	For the Period Ended July 31, 2025 (Unaudited)	For the Year Ended January 31, 2025
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$79,055,772	$165,947,832
Net realized gain (loss) on investment transactions, futures contracts, and swaps	(54,884,480)	(159,746,977)
Net change in unrealized appreciation/depreciation on investments, futures contracts, and swaps	72,002,351	186,391,273
Net increase (decrease) in net assets resulting from operations	96,173,643	192,592,128
Distributions to Shareholders
Distributions, Class A	(4,046,842)	(9,085,999)
Distributions, Class C	(716,634)	(1,730,961)
Distributions, Institutional Class	(72,536,872)	(153,154,212)
Total distributions to shareholders	(77,300,348)	(163,971,172)
Capital Transactions - Class A
Proceeds from shares sold	34,302,683	99,698,648
Reinvestment of distributions	3,237,391	6,420,973
Amount paid for shares redeemed	(20,318,662)	(96,409,739)
Total Class A	17,221,412	9,709,882
Capital Transactions - Class C
Proceeds from shares sold	1,680,880	11,826,190
Reinvestment of distributions	524,332	1,307,460
Amount paid for shares redeemed	(6,463,044)	(13,934,861)
Total Class C	(4,257,832)	(801,211)
Capital Transactions - Institutional Class
Proceeds from shares sold	413,645,999	960,786,432
Reinvestment of distributions	44,654,764	95,135,034
Amount paid for shares redeemed	(580,098,326)	(1,002,043,809)
Total Institutional Class	(121,797,563)	53,877,657
Net increase (decrease) in net assets resulting from capital transactions	(108,833,983)	62,786,328
Total increase (decrease) in net assets	(89,960,688)	91,407,284
Net Assets
Beginning of year or period	2,791,569,897	2,700,162,613
End of year or period	$2,701,609,209	$2,791,569,897

See accompanying notes which are an integral part of these financial statements.

116

Angel Oak Multi-Strategy Income Fund
Consolidated Statements of Changes in Net Assets(a)(Continued)

	For the Period Ended July 31, 2025 (Unaudited)	For the Year Ended January 31, 2025
Share Transactions - Class A
Shares sold	3,961,096	11,627,906
Shares issued in reinvestment of distributions	372,867	745,763
Shares redeemed	(2,345,807)	(11,133,272)
Total Class A	1,988,156	1,240,397
Share Transactions - Class C
Shares sold	196,510	1,377,987
Shares issued in reinvestment of distributions	61,124	153,664
Shares redeemed	(755,493)	(1,638,847)
Total Class C	(497,859)	(107,196)
Share Transactions - Institutional Class
Shares sold	47,905,938	111,435,494
Shares issued in reinvestment of distributions	5,160,721	11,086,268
Shares redeemed	(67,161,321)	(117,048,885)
Total Institutional Class	(14,094,662)	5,472,877
Net increase (decrease) in share transactions	(12,604,365)	6,606,078

(a)	Statement has been consolidated. See Note 1 in the Notes to Financial Statements for basis of consolidation.
See accompanying notes which are an integral part of these financial statements.

117

Angel Oak UltraShort Income Fund
Statements of Changes in Net Assets

	For the Period Ended July 31, 2025 (Unaudited)	For the Year Ended January 31, 2025
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$14,948,068	$23,515,231
Net realized gain (loss) on investment transactions and futures contracts	462,761	(3,757,738)
Net change in unrealized appreciation/depreciation on investments and futures contracts	135,487	9,083,263
Net increase (decrease) in net assets resulting from operations	15,546,316	28,840,756
Distributions to Shareholders
Distributions, Class A	(614,908)	(1,272,092)
Distributions, Class A1	(26,959)	(40,536)
Distributions, Institutional Class	(14,499,065)	(22,462,258)
Total distributions to shareholders	(15,140,932)	(23,774,886)
Capital Transactions - Class A
Proceeds from shares sold	7,721,923	11,136,715
Reinvestment of distributions	595,036	1,236,573
Amount paid for shares redeemed	(7,850,831)	(12,673,568)
Total Class A	466,128	(300,280)
Capital Transactions - Class A1
Proceeds from shares sold	—	545,925
Reinvestment of distributions	20,990	34,503
Amount paid for shares redeemed	(10,954)	(5,832)
Total Class A1	10,036	574,596
Capital Transactions - Institutional Class
Proceeds from shares sold	288,563,835	187,690,468
Reinvestment of distributions	9,539,925	17,515,369
Amount paid for shares redeemed	(119,159,398)	(185,010,487)
Total Institutional Class	178,944,362	20,195,350
Net increase (decrease) in net assets resulting from capital transactions	179,420,526	20,469,666
Total increase (decrease) in net assets	179,825,910	25,535,536
Net Assets
Beginning of year or period	480,420,124	454,884,588
End of year or period	$660,246,034	$480,420,124

See accompanying notes which are an integral part of these financial statements.

118

Angel Oak UltraShort Income Fund
Statements of Changes in Net Assets(Continued)

	For the Period Ended July 31, 2025 (Unaudited)	For the Year Ended January 31, 2025
Share Transactions - Class A
Shares sold	783,548	1,134,534
Shares issued in reinvestment of distributions	60,340	125,920
Shares redeemed	(796,790)	(1,291,769)
Total Class A	47,098	(31,315)
Share Transactions - Class A1
Shares sold	—	55,578
Shares issued in reinvestment of distributions	2,132	3,511
Shares redeemed	(1,113)	(600)
Total Class A1	1,019	58,489
Share Transactions - Institutional Class
Shares sold	29,261,562	19,105,924
Shares issued in reinvestment of distributions	967,556	1,784,204
Shares redeemed	(12,091,768)	(18,856,937)
Total Institutional Class	18,137,350	2,033,191
Net increase (decrease) in share transactions	18,185,467	2,060,365

See accompanying notes which are an integral part of these financial statements.

119

Angel Oak High Yield Opportunities ETF(a)
Statements of Changes in Net Assets

	For the Period Ended July 31, 2025 (Unaudited)	For the Year Ended January 31, 2025
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$3,950,172	$6,056,228
Net realized gain (loss) on investment transactions	348,949	942,570
Net change in unrealized appreciation/depreciation on investments	(375,092)	825,323
Net increase (decrease) in net assets resulting from operations	3,924,029	7,824,121
Distributions to Shareholders
Distributions	(3,997,216)	(6,059,277)
Capital Transactions - Institutional Class
Proceeds from shares sold	—	2,301,926
Amount paid for shares redeemed	—	(445,672)
Total Institutional Class	—	1,856,254
Capital Transactions - ETF
Proceeds from shares sold	11,839,243	46,842,977
Amount paid for shares redeemed	(6,812,355)	(6,830,003)
Total	5,026,888	40,012,974
Net increase (decrease) in net assets resulting from capital transactions	5,026,888	41,869,228
Total increase (decrease) in net assets	4,953,701	43,634,072
Net Assets
Beginning of year or period	115,669,065	72,034,993
End of year or period	$120,622,766	$115,669,065
Share Transactions - Institutional Class
Shares sold	—	212,117
Shares redeemed	—	(40,968)
Total Institutional Class	—	171,149
Share Transactions - ETF
Shares sold	1,075,000	4,250,001
Shares redeemed	(625,000)	(625,001)
Total	450,000	3,625,000
Net increase (decrease) in share transactions	450,000	3,796,149

(a)
Effective as of the close of business on February 16, 2024, the Angel Oak High Yield Opportunities Fund was reorganized into the Angel Oak High Yield Opportunities ETF pursuant to an Agreement and Plan of Reorganization. See Note 1.

See accompanying notes which are an integral part of these financial statements.

120

Angel Oak Mortgage-Backed Securities ETF(a)
Statements of Changes in Net Assets

	For the Period Ended July 31, 2025 (Unaudited)	For the Year Ended January 31, 2025
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$4,538,748	$3,538,782
Net realized gain (loss) on investment transactions and futures contracts	945,049	(130,986)
Net change in unrealized appreciation/depreciation on investments and futures contracts	417,709	700,515
Net increase (decrease) in net assets resulting from operations	5,901,506	4,108,311
Distributions to Shareholders
Distributions	(4,579,331)	(3,507,320)
Capital Transactions - Institutional Class
Amount paid for shares redeemed	—	(5)
Total Institutional Class	—	(5)
Capital Transactions - ETF
Proceeds from shares sold	8,782,425	140,078,020
Amount paid for shares redeemed	(52,975,530)	—
Total	(44,193,105)	140,078,020
Net increase (decrease) in net assets resulting from capital transactions	(44,193,105)	140,078,015
Total increase (decrease) in net assets	(42,870,930)	140,679,006
Net Assets
Beginning of year or period	171,597,755	30,918,749
End of year or period	$128,726,825	$171,597,755
Share Transactions - Institutional Class
Shares redeemed	—	—
Total Institutional Class	—	—
Share Transactions - ETF
Shares sold	1,025,000	16,525,000
Shares redeemed	(6,150,000)	—
Total	(5,125,000)	16,525,000
Net increase (decrease) in share transactions	(5,125,000)	16,525,000

(a)
Effective as of the close of business on February 16, 2024, the Angel Oak Total Return Bond Fund was reorganized into the Angel Oak Mortgage-Backed Securities ETF pursuant to an Agreement and Plan of Reorganization. See Note 1.

See accompanying notes which are an integral part of these financial statements.

121

Angel Oak UltraShort Income ETF
Statements of Changes in Net Assets

	For the Period Ended July 31, 2025 (Unaudited)	For the Year Ended January 31, 2025
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$22,595,169	$29,539,943
Net realized gain (loss) on investment transactions	178,463	567,899
Net change in unrealized appreciation/depreciation on investments	(819,472)	1,317,043
Net increase (decrease) in net assets resulting from operations	21,954,160	31,424,885
Distributions to Shareholders
Distributions	(23,216,077)	(29,681,993)
Capital Transactions
Proceeds from shares sold	317,785,750	653,122,509
Amount paid for shares redeemed	—	(44,204,342)
Transaction Fees	8,639	—
Net increase (decrease) in net assets resulting from capital transactions	317,794,389	608,918,167
Total increase (decrease) in net assets	316,532,472	610,661,059
Net Assets
Beginning of year or period	733,492,211	122,831,152
End of year or period	$1,050,024,683	$733,492,211
Share Transactions
Shares sold	6,216,000	12,804,000
Shares redeemed	—	(864,000)
Net increase (decrease) in share transactions	6,216,000	11,940,000

See accompanying notes which are an integral part of these financial statements.

122

Angel Oak Income ETF
Statements of Changes in Net Assets

	For the Period Ended July 31, 2025 (Unaudited)	For the Year Ended January 31, 2025
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$13,350,077	$15,598,864
Net realized gain (loss) on investment transactions and futures contracts	724,057	1,340,537
Net change in unrealized appreciation/depreciation on investments and futures contracts	2,732,022	(1,794,874)
Net increase (decrease) in net assets resulting from operations	16,806,156	15,144,527
Distributions to Shareholders
Distributions	(13,651,624)	(17,033,228)
Capital Transactions
Proceeds from shares sold	187,621,661	265,562,266
Amount paid for shares redeemed	(7,245,840)	(1,434,552)
Transaction Fees	4,487	—
Net increase (decrease) in net assets resulting from capital transactions	180,380,308	264,127,714
Total increase (decrease) in net assets	183,534,840	262,239,013
Net Assets
Beginning of year or period	368,104,431	105,865,418
End of year or period	$551,639,271	$368,104,431
Share Transactions
Shares sold	9,080,000	12,800,000
Shares redeemed	(350,000)	(70,000)
Net increase (decrease) in share transactions	8,730,000	12,730,000

See accompanying notes which are an integral part of these financial statements.

123

Angel Oak Multi-Strategy Income Fund - Class A
Consolidated Financial Highlights(a)
(For a share outstanding during each year or period)

	For the Period Ended July 31, 2025 (Unaudited)	For the Year Ended January 31,
		2025	2024	2023	2022	2021
Selected Per Share Data:
Net asset value, beginning of year or period	$8.62	$8.51	$8.63	$10.24	$10.43	$11.10
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.23	0.51	0.49	0.48	0.47	0.46
Net realized and unrealized gain (loss) on investments(b)	0.06	0.10	(0.13)	(1.62)	(0.19)	(0.68)
Total from investment operations	0.29	0.36	0.36	(1.14)	0.28	(0.22)
LESS DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.23)	(0.50)	(0.48)	(0.47)	(0.47)	(0.45)
Total distributions	(0.23)	(0.50)	(0.48)	(0.47)	(0.47)	(0.45)
Net asset value, end of year or period	$8.68	$8.62	$8.51	$8.63	$10.24	$10.43
Total return(c)(d)	3.39%	7.36%	4.38%	−11.28%	2.71%	−1.76%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year or period (000’s omitted)	$163,855	$145,599	$133,198	$150,450	$335,439	$396,711
Ratio of expenses to average net assets before waiver and reimbursement/ recoupment(e)	1.55%	1.64%	2.13%	1.79%	1.29%	1.40%
Ratio of expenses to average net assets before waiver and reimbursement/ recoupment excluding interest expense(e)	1.25%	1.26%	1.26%	1.23%	1.20%	1.21%
Ratio of expenses to average net assets after waiver and reimbursement/ recoupment(e)	1.54%	1.62%	2.11%	1.77%	1.28%	1.38%
Ratio of expenses to average net assets after waiver and reimbursement/ recoupment excluding interest expense(e)	1.24%	1.24%	1.24%	1.21%	1.19%	1.19%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/recoupment(e)	5.49%	5.90%	5.78%	4.83%	4.42%	4.41%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/recoupment(e)	5.50%	5.92%	5.80%	4.85%	4.43%	4.43%
Portfolio turnover rate(d)(f)	41%	60%	32%	14%	56%	67%

(a)	Financial Highlights have been consolidated. See Note 1 in the Notes to Financial Statements for basis of consolidation.
(b)
Net realized and unrealized gain (loss) per share may include balancing amounts necessary to reconcile the change in net asset value per share for the year or period, and may not reconcile with the aggregate gain/(loss) in the Statements of Operations due to share transactions for the year or period.

(c)	Total return does not include the effect of sales charges.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
See accompanying notes which are an integral part of these financial statements.

124

Angel Oak Multi-Strategy Income Fund - Class C
Consolidated Financial Highlights(a)
(For a share outstanding during each year or period)

	For the Period Ended July 31, 2025 (Unaudited)	For the Year Ended January 31,
		2025	2024	2023	2022	2021
Selected Per Share Data:
Net asset value, beginning of year or period	$8.52	$8.41	$8.54	$10.13	$10.34	$11.00
Income from investment operations:
Net investment income (loss)	0.21	0.44	0.43	0.39	0.38	0.37
Net realized and unrealized gain (loss) on investments(b)	0.04	0.11	(0.14)	(1.58)	(0.20)	(0.66)
Total from investment operations	0.25	0.55	0.29	(1.19)	0.18	(0.29)
Less distributions to shareholders:
From net investment income	(0.20)	(0.44)	(0.42)	(0.40)	(0.39)	(0.37)
Total distributions	(0.20)	(0.44)	(0.42)	(0.40)	(0.39)	(0.37)
Net asset value, end of year or period	$8.57	$8.52	$8.41	$8.54	$10.13	$10.34
Total return(c)(d)	2.93%	6.66%	3.51%	−11.88%	1.78%	−2.41%
Ratios and Supplemental Data:
Net assets, end of year or period (000’s omitted)	$29,325	$33,373	$33,868	$46,512	$71,445	$87,743
Ratio of expenses to average net assets before waiver and reimbursement/ recoupment(e)	2.30%	2.39%	2.88%	2.54%	2.04%	2.15%
Ratio of expenses to average net assets before waiver and reimbursement/ recoupment excluding interest expense(e)	2.00%	2.01%	2.01%	1.98%	1.95%	1.96%
Ratio of expenses to average net assets after waiver and reimbursement/ recoupment(e)	2.29%	2.37%	2.86%	2.52%	2.03%	2.13%
Ratio of expenses to average net assets after waiver and reimbursement/ recoupment excluding interest expense(e)	1.99%	1.99%	1.99%	1.96%	1.94%	1.94%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/recoupment(e)	4.75%	5.15%	5.03%	4.17%	3.69%	3.67%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/recoupment(e)	4.76%	5.17%	5.05%	4.19%	3.70%	3.69%
Portfolio turnover rate(d)(f)	41%	60%	32%	14%	56%	67%

(a)	Financial Highlights have been consolidated. See Note 1 in the Notes to Financial Statements for basis of consolidation.
(b)
Net realized and unrealized gain (loss) per share may include balancing amounts necessary to reconcile the change in net asset value per share for the year or period, and may not reconcile with the aggregate gain/(loss) in the Statements of Operations due to share transactions for the year or period.

(c)	Total return does not include the effect of sales charges.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
See accompanying notes which are an integral part of these financial statements.

125

Angel Oak Multi-Strategy Income Fund - Institutional Class
Consolidated Financial Highlights(a)
(For a share outstanding during each year or period)

	For the Period Ended July 31, 2025 (Unaudited)	For the Year Ended January 31,
		2025	2024	2023	2022	2021
Selected Per Share Data:
Net asset value, beginning of year or period	$8.59	$8.48	$8.61	$10.21	$10.41	$11.08
Income from investment operations:
Net investment income (loss)	0.25	0.53	0.51	0.49	0.49	0.48
Net realized and unrealized gain (loss) on investments(b)	0.05	0.10	(0.14)	(1.59)	(0.19)	(0.68)
Total from investment operations	0.30	0.63	0.37	(1.10)	0.30	(0.20)
Less distributions to shareholders:
From net investment income	(0.24)	(0.52)	(0.50)	(0.50)	(0.50)	(0.47)
Total distributions	(0.24)	(0.52)	(0.50)	(0.50)	(0.50)	(0.47)
Net asset value, end of year or period	$8.65	$8.59	$8.48	$8.61	$10.21	$10.41
Total return(c)	3.53%	7.65%	4.54%	−10.98%	2.87%	−1.60%
Ratios and Supplemental Data:
Net assets, end of year or period (000’s omitted)	$2,508,429	$2,612,598	$2,533,096	$2,793,964	$6,820,115	$5,927,510
Ratio of expenses to average net assets before waiver and reimbursement/recoupment(d)	1.30%	1.39%	1.88%	1.54%	1.04%	1.15%
Ratio of expenses to average net assets before waiver and reimbursement/recoupment excluding interest expense(d)	1.00%	1.01%	1.01%	0.98%	0.95%	0.96%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment(d)	1.29%	1.37%	1.86%	1.52%	1.03%	1.13%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment excluding interest expense(d)	0.99%	0.99%	0.99%	0.96%	0.94%	0.94%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/ recoupment(d)	5.74%	6.15%	6.01%	5.03%	4.69%	4.65%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/ recoupment(d)	5.75%	6.17%	6.03%	5.05%	4.70%	4.67%
Portfolio turnover rate(c)(e)	41%	60%	32%	14%	56%	67%

(a)	Financial Highlights have been consolidated. See Note 1 in the Notes to Financial Statements for basis of consolidation.
(b)
Net realized and unrealized gain (loss) per share may include balancing amounts necessary to reconcile the change in net asset value per share for the year or period, and may not reconcile with the aggregate gain/(loss) in the Statements of Operations due to share transactions for the year or period.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
See accompanying notes which are an integral part of these financial statements.

126

Angel Oak UltraShort Income Fund - Class A
Financial Highlights
(For a share outstanding during each year or period)

	For the Period Ended July 31, 2025 (Unaudited)	For the Year Ended January 31,
		2025	2024	2023	2022	2021
Selected Per Share Data:
Net asset value, beginning of year or period	$9.85	$9.74	$9.56	$10.00	$10.08	$10.12
Income from investment operations:
Net investment income (loss)	0.23	0.49	0.36	0.12	0.08	0.19
Net realized and unrealized gain (loss) on investments(a)	0.01	0.12	0.24	(0.36)	(0.05)	(0.04)
Total from investment operations	0.24	0.61	0.60	(0.24)	0.03	0.15
Less distributions to shareholders:
From net investment income	(0.23)	(0.50)	(0.42)	(0.20)	(0.11)	(0.19)
Total distributions	(0.23)	(0.50)	(0.42)	(0.20)	(0.11)	(0.19)
Net asset value, end of year or period	$9.86	$9.85	$9.74	$9.56	$10.00	$10.08
Total return(b)	2.50%	6.39%	6.36%	−2.42%	0.27%	1.52%
Ratios and Supplemental Data:
Net assets, end of year or period (000’s omitted)	$25,917	$25,425	$25,439	$39,536	$171,328	$66,366
Ratio of expenses to average net assets before waiver and reimbursement/ recoupment(c)	0.81%	0.84%	0.84%	0.79%	0.78%	0.79%
Ratio of expenses to average net assets after waiver and reimbursement/ recoupment(c)	0.60%	0.60%	0.60%	0.60%	0.56%	0.51%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/recoupment(c)	4.53%	4.78%	4.01%	1.51%	0.56%	1.45%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/recoupment(c)	4.74%	5.02%	4.25%	1.70%	0.78%	1.73%
Portfolio turnover rate(b)	38%	92%	46%	31%	92%	81%

(a)
Net realized and unrealized gain (loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the year or period, and may not reconcile with the aggregate gain/(loss) in the Statements of Operations due to share transactions for the year or period.

(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
See accompanying notes which are an integral part of these financial statements.

127

Angel Oak UltraShort Income Fund - Class A1
Financial Highlights
(For a share outstanding during each year or period)

	For the Period Ended July 31, 2025 (Unaudited)	For the Year Ended January 31,
		2025	2024	2023(a)
Selected Per Share Data:
Net asset value, beginning of year or period	$9.83	$9.72	$9.55	$9.70
Income from investment operations:
Net investment income (loss)	0.23	0.50	0.42	0.13
Net realized and unrealized gain (loss) on investments(b)	0.01	0.11	0.17	(0.14)
Total from investment operations	0.24	0.61	0.59	(0.01)
Less distributions to shareholders:
From net investment income	(0.23)	(0.50)	(0.42)	(0.14)
Total distributions	(0.23)	(0.50)	(0.42)	(0.14)
Net asset value, end of year or period	$9.84	$9.83	$9.72	$9.55
Total return(c)(d)	2.50%	6.40%	6.27%	−0.25%
Ratios and Supplemental Data:
Net assets, end of year or period (000’s omitted)	$1,138	$1,127	$546	$513
Ratio of expenses to average net assets before waiver and reimbursement/recoupment(e)	0.81%	0.84%	0.84%	0.79%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment(e)	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/recoupment(e)	4.53%	4.81%	4.08%	2.32%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/recoupment(e)	4.74%	5.05%	4.32%	2.51%
Portfolio turnover rate(c)	38%	92%	46%	31%(f)

(a)	Class commenced operations on July 22, 2022.
(b)
Net realized and unrealized gain (loss) per share may include balancing amounts necessary to reconcile the change in net asset value per share for the year or period, and may not reconcile with the aggregate gain/(loss) in the Statements of Operations due to share transactions for the year or period.

(c)	Total return does not include the effect of sales charges.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Figure presented represents turnover for the Fund as a whole for the entire fiscal period.
See accompanying notes which are an integral part of these financial statements.

128

Angel Oak UltraShort Income Fund - Institutional Class
Financial Highlights
(For a share outstanding during each year or period)

	For the Period Ended July 31, 2025 (Unaudited)	For the Year Ended January 31,
		2025	2024	2023	2022	2021
Selected Per Share Data:
Net asset value, beginning of year or period	$9.85	$9.74	$9.56	$10.01	$10.09	$10.12
Income from investment operations:
Net investment income (loss)	0.27	0.52	0.40	0.19	0.11	0.21
Net realized and unrealized gain (loss) on investments(a)	(0.01)	0.11	0.22	(0.41)	(0.06)	(0.03)
Total from investment operations	0.26	0.63	0.62	(0.22)	0.05	0.18
Less distributions to shareholders:
From net investment income	(0.25)	(0.52)	(0.44)	(0.23)	(0.13)	(0.21)
Total distributions	(0.25)	(0.52)	(0.44)	(0.23)	(0.13)	(0.21)
Net asset value, end of year or period	$9.86	$9.85	$9.74	$9.56	$10.01	$10.09
Total return(b)	2.62%	6.66%	6.64%	−2.24%	0.51%	1.87%
Ratios and Supplemental Data:
Net assets, end of year or period (000’s omitted)	$633,191	$453,868	$428,899	$653,848	$1,492,542	$796,407
Ratio of expenses to average net assets before waiver and reimbursement/ recoupment(c)	0.56%	0.59%	0.59%	0.54%	0.53%	0.54%
Ratio of expenses to average net assets after waiver and reimbursement/ recoupment(c)	0.35%	0.35%	0.35%	0.35%	0.31%	0.26%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/recoupment(c)	4.77%	5.03%	4.27%	1.82%	0.82%	1.67%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/recoupment(c)	4.98%	5.27%	4.51%	2.01%	1.04%	1.95%
Portfolio turnover rate(b)	38%	92%	46%	31%	92%	81%

(a)
Net realized and unrealized gain (loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the year or period, and may not reconcile with the aggregate gain/(loss) in the Statements of Operations due to share transactions for the year or period.

(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
See accompanying notes which are an integral part of these financial statements.

129

Angel Oak High Yield Opportunities ETF(a)
Financial Highlights
(For a share outstanding during each year or period)

	For the Period Ended July 31, 2025 (Unaudited)	For the Year Ended January 31,
		2025	2024	2023	2022	2021
Selected Per Share Data:
Net asset value, beginning of year or period	$11.08	$10.85	$10.58	$11.54	$11.73	$11.71
Income from investment operations:
Net investment income (loss)	0.37(b)	0.72(b)	0.72	0.60	0.60	0.63
Net realized and unrealized gain (loss) on investments(c)	—	0.22	0.27	(0.95)	(0.18)	0.01
Total from investment operations	0.37	0.94	0.99	(0.35)	0.42	0.64
Less distributions to shareholders:
From net investment income	(0.37)	(0.71)	(0.72)	(0.61)	(0.61)	(0.62)
Total distributions	(0.37)	(0.71)	(0.72)	(0.61)	(0.61)	(0.62)
Net asset value, end of year or period	$11.08	$11.08	$10.85	$10.58	$11.54	$11.73
Total return on net asset value(d)(e)	3.41%	9.00%	9.77%	−2.89%	3.62%	5.97%
Total return on market value(d)(f)	3.39%	9.04%	N/A	N/A	N/A	N/A
Ratios and Supplemental Data:
Net assets, end of year or period (000’s omitted)	$120,623	$115,669	$72,035	$59,694	$69,503	$68,245
Ratio of expenses to average net assets before waiver and reimbursement/ recoupment(g)	0.55%	0.58%	0.93%	0.98%	0.89%	0.89%
Ratio of expenses to average net assets after waiver and reimbursement/ recoupment(g)	0.55%	0.55%	0.55%	0.64%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/recoupment(g)	6.78%	6.55%	6.48%	5.30%	4.86%	5.41%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/recoupment(g)	6.78%	6.58%	6.86%	5.64%	5.10%	5.65%
Portfolio turnover rate(d)(h)	16%	37%	20%	33%	38%	58%

(a)
Effective as of the close of business on February 16, 2024, the Angel Oak High Yield Opportunities Fund was reorganized into the Angel Oak High Yield Opportunities ETF pursuant to an Agreement and Plan of Reorganization. The Angel Oak High Yield Opportunities Fund's performance and financial history, inclusive of expense limitations, has been adopted by the Angel Oak High Yield Opportunities ETF and will be used going forward. As a result, the information prior to February 16, 2024, reflects that of the Angel Oak High Yield Opportunities Fund's Institutional Shares inclusive of expense limitations. See Note 1.

(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the year or period.
(c)
Net realized and unrealized gain (loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the year or period, and may not reconcile with the aggregate gain/(loss) in the Statements of Operations due to share transactions for the year or period.

(d)	Not annualized for periods less than one year.
(e)
Total return on net asset value is computed based upon the net asset value of common stock on the first business day and the closing net asset value on the last business day of the year. Dividends and distributions are assumed to be reinvested.

(f)
Total return on market value is computed based upon the Nasdaq Stock Exchange market price of the Fund’s shares and excludes the effect of brokerage commissions. Dividends and distributions are assumed to be reinvested.

(g)	Annualized for periods less than one year.
(h)	Portfolio turnover rate excludes in-kind transactions.
See accompanying notes which are an integral part of these financial statements.

130

Angel Oak Mortgage-Backed Securities ETF(a)
Financial Highlights
(For a share outstanding during each year or period)

	For the Period Ended July 31, 2025 (Unaudited)	For the Year Ended January 31,
		2025	2024	2023	2022(b)
Selected Per Share Data:
Net asset value, beginning of year or period	$8.51	$8.51	$8.71	$9.77	$10.00
Income from investment operations:
Net investment income (loss)	0.22(c)	0.45(c)	0.38	0.24	0.09
Net realized and unrealized gain (loss) on investments(d)	0.07	(0.04)	(0.20)	(1.05)	(0.22)
Total from investment operations	0.29	0.41	0.18	(0.81)	(0.13)
Less distributions to shareholders:
From net investment income	(0.24)	(0.41)	(0.38)	(0.25)	(0.10)
Total distributions	(0.24)	(0.41)	(0.38)	(0.25)	(0.10)
Net asset value, end of year or period	$8.56	$8.51	$8.51	$8.71	$9.77
Total return on net asset value(e)(f)	3.38%	4.98%	2.24%	−8.32%	−1.28%
Total return on market value(e)(g)	3.18%	5.17%	N/A	N/A	N/A
Ratios and Supplemental Data:
Net assets, end of year or period (000’s omitted)	$128,727	$171,598	$30,919	$34,786	$39,133
Ratio of expenses to average net assets before waiver and reimbursement/recoupment(h)	0.79%	0.82%	1.10%	1.17%	0.97%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment(h)	0.49%	0.49%	0.44%	0.58%	0.59%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/recoupment(h)	4.93%	4.91%	3.87%	2.08%	1.06%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/recoupment(h)	5.23%	5.24%	4.53%	2.67%	1.44%
Portfolio turnover rate(e)(i)	45%	113%	60%	53%	22%

(a)
Effective as of the close of business on February 16, 2024, the Angel Oak Total Return Bond Fund was reorganized into the Angel Oak Mortgage-Backed Securities ETF pursuant to an Agreement and Plan of Reorganization. The Angel Oak Total Return Bond Fund’s performance and financial history, inclusive of expense limitations, has been adopted by the Angel Oak Mortgage-Backed Securities ETF and will be used going forward. As a result, the information prior to February 16, 2024, reflects that of the Angel Oak Total Return Bond Fund's Institutional Shares inclusive of expense limitations. See Note 1.

(b)	Fund commenced operations on June 4, 2021.
(c)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the year or period.
(d)
Net realized and unrealized gain (loss) per share may include balancing amounts necessary to reconcile the change in net asset value per share for the year or period, and may not reconcile with the aggregate gain/(loss) in the Statements of Operations due to share transactions for the year or period.

(e)	Not annualized for periods less than one year.
(f)
Total return on net asset value is computed based upon the net asset value of common stock on the first business day and the closing net asset value on the last business day of the year or period. Dividends and distributions are assumed to be reinvested.

(g)
Total return on market value is computed based upon the Nasdaq Stock Exchange market price of the Fund’s shares and excludes the effect of brokerage commissions. Dividends and distributions are assumed to be reinvested.

(h)	Annualized for periods less than one year.
(i)	Portfolio turnover rate excludes in-kind transactions.
See accompanying notes which are an integral part of these financial statements.

131

Angel Oak UltraShort Income ETF
Financial Highlights
(For a share outstanding during each year or period)

	For the Period Ended July 31, 2025 (Unaudited)	For the Year Ended January 31,
		2025	2024	2023(a)
Selected Per Share Data:
Net asset value, beginning of year or period	$51.06	$50.67	$50.58	$50.00
Income from investment operations:
Net investment income (loss)(b)	1.34	2.99	3.16	0.69
Net realized and unrealized gain (loss) on investments(c)	(0.04)	0.18	0.15	0.27
Total from investment operations	1.30	3.17	3.31	0.96
Less distributions to shareholders:
From net investment income	(1.34)	(2.78)	(3.19)	(0.38)
From net realized gain	—	—(d)	(0.03)	—
Total distributions	(1.34)	(2.78)	(3.22)	(0.38)
Net asset value, end of year or period	$51.02	$51.06	$50.67	$50.58
Total return on net asset value(e)(f)	2.57%	6.43%	6.78%	1.92%
Total return on market value(e)(g)	2.49%	6.49%	6.84%	1.90%
Ratios and Supplemental Data:
Net assets, end of year or period (000’s omitted)	$1,050,025	$733,492	$122,831	$46,534
Ratio of expenses to average net assets before waiver and reimbursement/recoupment(h)	0.55%	0.55%	0.55%	0.55%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment(h)	0.34%(i)	0.29%	0.29%	0.29%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/recoupment(h)	5.07%	5.59%	6.00%	4.80%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/recoupment(h)	5.28%	5.85%	6.26%	5.06%
Portfolio turnover rate(e)(j)	43%	91%	75%	23%

(a)	Fund commenced operations on October 24, 2022.
(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the year or period.
(c)
Net realized and unrealized gain (loss) per share may include balancing amounts necessary to reconcile the change in net asset value per share for the year or period, and may not reconcile with the aggregate gain/(loss) in the Statements of Operations due to share transactions for the year or period.

(d)	Less than $0.005.
(e)	Not annualized for periods less than one year.
(f)
Total return on net asset value is computed based upon the net asset value of common stock on the first business day and the closing net asset value on the last business day of the year or period. Dividends and distributions are assumed to be reinvested.

(g)
Total return on market value is computed based upon the Nasdaq Stock Exchange market price of the Fund’s shares and excludes the effect of brokerage commissions. Dividends and distributions are assumed to be reinvested.

(h)	Annualized for periods less than one year.
(i)
Effective February 1, 2025, the Board of Trustees approved an amendment to the contractual expense limitation with the Adviser to increase the Fund’s expense limit from 0.29% to 0.34% of the Fund’s average daily net assets through May 31, 2026.

(j)	Portfolio turnover rate excludes in-kind transactions.
See accompanying notes which are an integral part of these financial statements.

132

Angel Oak Income ETF
Financial Highlights
(For a share outstanding during each year or period)

	For the Period Ended July 31, 2025 (Unaudited)	For the Year Ended January 31,
		2025	2024	2023(a)
Selected Per Share Data:
Net asset value, beginning of year or period	$20.58	$20.52	$20.39	$20.00
Income from investment operations:
Net investment income (loss)(b)	0.61	1.34	1.40	0.26
Net realized and unrealized gain (loss) on investments(c)	0.13	0.08	0.15	0.23
Total from investment operations	0.74	1.42	1.55	0.49
Less distributions to shareholders:
From net investment income	(0.60)	(1.27)	(1.41)	(0.10)
From net realized gain	—	(0.09)	(0.01)	—
Total distributions	(0.60)	(1.36)	(1.42)	(0.10)
Net asset value, end of year or period	$20.72	$20.58	$20.52	$20.39
Total return on net asset value(d)(e)	3.67%	7.10%	7.95%	2.41%
Total return on market value(d)(f)	3.50%	7.56%	7.61%	2.49%
Ratios and Supplemental Data:
Net assets, end of year or period (000’s omitted)	$551,639	$368,104	$105,865	$33,636
Ratio of expenses to average net assets before waiver and reimbursement/recoupment(g)	0.99%	0.99%	0.99%	0.99%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment(g)	0.79%	0.79%	0.79%	0.79%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/recoupment(g)	5.75%	6.27%	6.71%	5.44%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/recoupment(g)	5.95%	6.47%	6.91%	5.64%
Portfolio turnover rate(d)(h)	37%	77%	43%	59%

(a)	Fund commenced operations on November 7, 2022.
(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the year or period.
(c)
Net realized and unrealized gain (loss) per share may include balancing amounts necessary to reconcile the change in net asset value per share for the year or period, and may not reconcile with the aggregate gain/(loss) in the Statements of Operations due to share transactions for the year or period.

(d)	Not annualized for periods less than one year.
(e)
Total return on net asset value is computed based upon the net asset value of common stock on the first business day and the closing net asset value on the last business day of the year or period. Dividends and distributions are assumed to be reinvested.

(f)
Total return on market value is computed based upon the Nasdaq Stock Exchange market price of the Fund’s shares and excludes the effect of brokerage commissions. Dividends and distributions are assumed to be reinvested.

(g)	Annualized for periods less than one year.
(h)	Portfolio turnover rate excludes in-kind transactions.
See accompanying notes which are an integral part of these financial statements.

133

ANGEL OAK FUNDS TRUST
NOTES TO THE FINANCIAL STATEMENTS
July 31, 2025 (Unaudited)
NOTE 1. ORGANIZATION
Angel Oak Funds Trust (the “Trust”) is a Delaware statutory trust organized on June 20, 2014, and registered with the U.S. Securities and Exchange Commission as an open-end management investment company, as defined in the Investment Company Act of 1940 as amended (the “1940 Act”). The Trust consists of six series, Angel Oak Multi-Strategy Income Fund (the “Multi- Strategy Income Fund”), Angel Oak UltraShort Income Fund (the “UltraShort Income Fund”), Angel Oak High Yield Opportunities ETF (performance successor to the Angel Oak High Yield Opportunities Fund) (the “High Yield Opportunities ETF” or “Acquiring High Yield ETF”), Angel Oak Mortgage-Backed Securities ETF (performance successor to the Angel Oak Total Return Bond Fund) (the “Mortgage-Backed Securities ETF” or “Acquiring MBS ETF”), Angel Oak UltraShort Income ETF (the “UltraShort Income ETF”), and Angel Oak Income ETF (the “Income ETF”) (together, the “Funds”). Please see the table below for a summary of class specific information:

	Ticker	Investment Objective	Commencement of Operations	Maximum Front-End Sales Charge	Maximum Back-End Sales Charge	12b-1 Fees
Multi-Strategy Income Fund
Class A	ANGLX	Current Income	06/28/2011	2.25%	N/A	0.25%
Class C	ANGCX		08/04/2015	N/A	1.00%	1.00%
Institutional Class	ANGIX		08/16/2012	N/A	N/A	N/A
UltraShort Income Fund
Class A	AOUAX	Current Income, Minimize Price Volatility, and Maintain Liquidity	04/30/2018	N/A	N/A	0.25%
Class A1	AOUNX		07/22/2022	1.50%	0.50%	0.25%
Institutional Class	AOUIX		04/02/2018	N/A	N/A	N/A
High Yield Opportunities ETF
	AOHY	Current Income & Capital Appreciation	03/31/2009	N/A	N/A	N/A
Mortgage-Backed Securities ETF
	MBS	Total Return	06/04/2021	N/A	N/A	N/A
UltraShort Income ETF
	UYLD	Current Income, Minimize Price Volatility, and Maintain Liquidity	10/24/2022	N/A	N/A	N/A
Income ETF
	CARY	Current Income	11/07/2022	N/A	N/A	N/A

The Multi-Strategy Income Fund, UltraShort Income Fund, and High Yield Opportunities ETF are diversified series of the Trust. The Mortgage-Backed Securities ETF, UltraShort Income ETF, and Income ETF are non-diversified series of the Trust, which means that they can invest a higher percentage of assets in any one issuer. Investing in a non-diversified fund may entail greater risks than is normally associated with more widely diversified funds.
Effective as of the close of business on February 16, 2024, each Fund identified in the table below as a Target Fund was reorganized into an ETF through the reorganization of the Target Fund into its corresponding Acquiring ETF identified in the table below, pursuant to an Agreement and Plan of Reorganization, which was approved by the Board on December 6, 2023 (each, a “Reorganization”). Shareholder approval was not required to effect the Reorganization for the Angel Oak High Yield Opportunities Fund (the “Target High Yield Fund”). However, due to the increase in advisory fees and 12b-1 fees with respect to the Angel Oak Total Return Bond Fund (the “Target Total Return Bond Fund”). as a result of the Reorganization, shareholder approval was required for the Angel Oak Total Return Bond Fund, in which the Fund’s sole shareholder approved the Reorganization by written consent. The Acquiring ETFs, each a series of the Trust, were established as “shell” funds, organized solely in connection with the Reorganizations for the purpose of acquiring the assets and liabilities of the

134

ANGEL OAK FUNDS TRUST
NOTES TO THE FINANCIAL STATEMENTS
July 31, 2025 (Unaudited)(Continued)
corresponding Target Funds and continuing the operations of the Target Funds as ETFs. The Acquiring ETFs had no performance history prior to the Reorganizations. Following the Reorganizations, each Target Fund’s performance (Institutional Class Shares) and financial history were adopted by the respective Acquiring ETF.

Target Funds	Acquiring ETFs
Target High Yield Fund	Acquiring High Yield ETF
Target Total Return Bond Fund	Acquiring MBS ETF

Each Reorganization was accomplished by a tax-free exchange of shares (with an exception for fractional mutual fund shares) of the Acquiring ETFs for shares of the Target Funds of equivalent aggregate net asset value as noted below:

	Total Shares	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation/Depreciation
Target High Yield Fund	6,810,384	$74,002,591	$10.87	$(2,390,998)
Target Total Return Bond Fund	3,631,336	$30,502,641	$8.40	$(1,872,216)

Fees and expenses incurred to effect the Reorganizations were borne by the Adviser. The management fee of the Acquiring High Yield ETF is 0.55%, which is the same as the management fee of the Target High Yield Fund. The management fee of the Acquiring MBS ETF is 0.79%, which is higher than the management fee of 0.50% for the Target Total Return Bond Fund. The Acquiring High Yield ETF has experienced the same overall operating expenses as compared to its corresponding Target Fund after the applicable Target Fund fee waiver, because the Acquiring High Yield ETF has a unitary fee structure pursuant to which the Adviser has agreed to pay the operating expenses with only limited exceptions. The fee waiver of the Acquiring MBS ETF is 0.49%, which is higher than the fee waiver of 0.44% for the Target Total Return Bond Fund. From February 1, 2024, through February 16, 2024, there was a fee waiver in place for the Target High Yield Opportunities Fund of 0.55%, which was terminated as a result of the Reorganization.
The Reorganizations did not result in a material change to the Target Funds’ investment portfolios as compared to those of the Acquiring ETFs. There are no material differences in accounting policies of the Target Funds as compared to those of the Acquiring ETFs. The Acquiring ETFs did not purchase or sell securities following the Reorganizations for purposes of realigning its investment portfolio.
The High Yield Opportunities ETF, Mortgage-Backed Securities ETF, UltraShort Income ETF, and Income ETF (alone, an “ETF”, together, the “ETFs”) list and principally trade their shares on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) (“Exchange”). Prior to December 20, 2024, the ETFs’ shares traded on the New York Stock Exchange Arca, Inc. Shares of the ETFs trade on the Exchange at market prices that may be below, at, or above the ETFs’ net asset value (“NAV”). The ETFs will issue and redeem shares on a continuous basis at NAV only in large blocks of shares called “Creation Units”. The table below summarizes the number of shares typically issued or redeemed in each Creation Unit.

Shares
High Yield Opportunities ETF.	25,000
Mortgage-Backed Securities ETF	25,000
UltraShort Income ETF	4,000
Income ETF	10,000

Creation Units will be issued and redeemed in exchange for a portfolio of securities and/or a designated amount of U.S. cash, all of which were in cash during the period. Once created, shares generally will trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of an ETF.

135

ANGEL OAK FUNDS TRUST
NOTES TO THE FINANCIAL STATEMENTS
July 31, 2025 (Unaudited)(Continued)
Shares of the ETFs may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed an Authorized Participant Agreement with Quasar Distributors, LLC, a wholly-owned subsidiary of Foreside Financial Group, LLC (doing business as ACA Group) (the “Distributor”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the ETFs. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. A purchase or redemption (i.e. creation or redemption) transaction fee of $300, payable by the Authorized Participant or Adviser, is imposed for the transfer and other transaction costs associated with the purchase or redemption of Creation Units.
Wholly-Owned Subsidiaries – As part of its investment strategy, the Multi-Strategy Income Fund invests directly or, to comply with certain regulations, through its wholly-owned and controlled subsidiaries, Hyperion Loan Funding Trust (“Hyperion”) and Helios Loan Funding Trust (“Helios”), each a statutory trust organized under the laws of the state of Delaware and incorporated on August 2, 2018, and May 20, 2024, respectively. Hyperion acts as an investment vehicle in order to purchase residential and commercial real estate whole loans, participations in such loans, or instruments representing the right to receive interest payments and principal due on such loans. Helios acts an investment vehicle in order to purchase residential home equity lines of credit (“HELOCs”). The allocation of the Multi-Strategy Income Fund’s investments, if any, in Hyperion and Helios will vary over time. Helios is reported as a Residential Mortgage-Backed Security in the Multi-Strategy Income Fund's Consolidated Schedule of Investments.
On July 31, 2025, investments in Hyperion and Helios represented 0.18% and 2.26%, respectively, of the total net assets of the Multi-Strategy Income Fund.
The consolidated financial statements of the Multi-Strategy Income Fund include the investment activity and financial statements of Hyperion and Helios. All intercompany accounts and transactions have been eliminated in consolidation. Because the Multi-Strategy Income Fund may invest a substantial portion of its assets in its subsidiaries, the Multi-Strategy Income Fund may be considered to be investing indirectly in some of those investments through its subsidiaries. For that reason, references to the Multi- Strategy Income Fund may also encompass its subsidiaries.
At July 31, 2025, investments held by Hyperion and Helios included whole loans and HELOCs, respectively, valued at $4,810,027 and $61,141,758, respectively. At July 31, 2025, Hyperion held $3,116,034 in cash, and there was no cash held in Helios.
NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in accordance with the accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Codification Topic, Financial Services-Investment Companies.
Securities Valuation and Fair Value Measurements: The Funds record their investments at fair value in accordance with fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:
Level 1 –	quoted prices in active markets for identical securities that the Funds have the ability to access

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Level 2 –	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)
The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.
Investments in registered open-end management investment companies, including money market funds, will be valued based upon the NAV of such investments and are categorized as Level 1 of the fair value hierarchy.
Fair values for long-term debt securities, including asset-backed securities (“ABS”), mortgage- backed securities (“MBS”), collateralized loan obligations (“CLOs”), corporate obligations, and whole loans are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information may be utilized. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.
Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price. If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter (“OTC”) markets as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, fair value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the OTC market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise, fair value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.
Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. These securities will generally be categorized as Level 2 securities.

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Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. OTC financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.
Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Funds’ valuation processes and reports quarterly to the Board. The Board has selected Angel Oak Capital Advisors, LLC (the “Adviser”) as the Valuation Designee. As such, the Valuation Committee of the Adviser has been delegated the day-to-day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Valuation Designee’s Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.
The following is a summary of the investments by their inputs used to value each Fund’s net assets as of July 31, 2025:

Multi-Strategy Income Fund
	Level 1	Level 2	Level 3	Total
Assets
Residential Mortgage-Backed Securities	$—	$1,278,187,423	$10,001	$1,278,197,424
Asset-Backed Securities	—	497,026,345	—	497,026,345
Residential Mortgage-Backed Securities – U.S. Government Agency	—	292,304,505	—	292,304,505
Collateralized Loan Obligations	—	211,296,679	—	211,296,679
Corporate Obligations	—	176,430,707	150,000	176,580,707
Commercial Mortgage-Backed Securities	—	124,349,358	—	124,349,358
Residential Mortgage-Backed Securities – U.S. Government Agency Credit Risk Transfer	—	111,651,762	—	111,651,762
Commercial Mortgage-Backed Securities – U.S. Government Agency	—	86,466,076	—	86,466,076
Affiliated Exchange Traded Funds	27,951,792	—	—	27,951,792
Commercial Real Estate	—	19,377,591	—	19,377,591
Exchange Traded Funds	13,905,341	—	—	13,905,341
Common Stocks	8,224,774	71,851	0	8,296,625
Preferred Stocks	7,511,645	—	—	7,511,645
Whole Loans	—	4,810,027	—	4,810,027
Short-Term Investments	78,539,727	—	—	78,539,727
Total	$136,133,279	$2,801,972,324	$160,001	$2,938,265,604

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Multi-Strategy Income Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Assets
Futures Contracts*	$212,741	$—	$—	$212,741
Liabilities
Futures Contracts*	(67,564)	—	—	(67,564)
Swaps*	—	(2,873,931)	—	(2,873,931)
Total	$145,177	$(2,873,931)	$—	$(2,728,754)

*
Futures and swaps are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Consolidated Schedule of Open Futures Contracts and Consolidated Schedule of Centrally Cleared Credit Default Swaps - Buy Protection.

See the Consolidated Schedule of Investments for further disaggregation of investment categories. During the period ended July 31, 2025, the Fund recognized $9,091,460 of transfers from Level 3 to Level 2 due to an increase in relevant market activity. Level 3 holdings as of July 31, 2025, are immaterial and no further quantitative information about Level 3 Fair Value Measurements has been included.

UltraShort Income Fund
	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$—	$206,409,768	$—	$206,409,768
Commercial Mortgage-Backed Securities – U.S. Government Agency	—	121,004,557	—	121,004,557
Corporate Obligations	—	106,162,772	—	106,162,772
Collateralized Loan Obligations	—	96,956,149	—	96,956,149
Residential Mortgage-Backed Securities	—	91,258,344	—	91,258,344
Commercial Mortgage-Backed Securities	—	19,466,740	—	19,466,740
Residential Mortgage-Backed Securities – U.S. Government Agency Credit Risk Transfer	—	5,482,564	—	5,482,564
Common Stock	—	999,713	—	999,713
Residential Mortgage-Backed Securities – U.S. Government Agency	—	924,427	—	924,427
Short-Term Investments	19,570,346	—	—	19,570,346
Total	$19,570,346	$648,665,034	$—	$668,235,380
Other Financial Instruments
Assets
Futures Contracts*	$1,129,853	$—	$—	$1,129,853

*	Futures are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Schedule of Open Futures Contracts.
See the Schedule of Investments for further disaggregation of investment categories.

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High Yield Opportunities ETF
	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$—	$104,396,811	$—	$104,396,811
Residential Mortgage-Backed Securities	—	5,560,174	—	5,560,174
Asset-Backed Securities	—	4,820,838	—	4,820,838
Common Stock	—	287,461	0	287,461
Short-Term Investments	4,578,740	—	—	4,578,740
Total	$4,578,740	$115,065,284	$—	$119,644,024

See the Schedule of Investments for further disaggregation of investment categories. Level 3 holdings as of July 31, 2025, are immaterial and no further quantitative information about Level 3 Fair Value Measurements has been included.

Mortgage-Backed Securities ETF
	Level 1	Level 2	Level 3	Total
Assets
Residential Mortgage-Backed Securities	$—	$77,862,449	$—	$77,862,449
Residential Mortgage-Backed Securities – U.S. Government Agency	—	56,716,540	—	56,716,540
Residential Mortgage-Backed Securities – U.S. Government Agency Credit Risk Transfer	—	19,897,240	—	19,897,240
Commercial Mortgage-Backed Securities – U.S. Government Agency	—	252,262	—	252,262
Asset-Backed Securities	—	38,448	—	38,448
Short-Term Investments	3,535,388	—	—	3,535,388
Total	$3,535,388	$76,904,490	$—	$158,302,327
Other Financial Instruments
Liabilities
Futures Contracts*	$(69,451)	$—	$—	$(69,451)

*	Futures are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Schedule of Open Futures Contracts.
See the Schedule of Investments for further disaggregation of investment categories.

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UltraShort Income ETF
	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$—	$303,095,162	$—	$303,095,162
Corporate Obligations	—	183,678,964	—	183,678,964
Collateralized Loan Obligations	—	169,523,072	—	169,523,072
Commercial Mortgage-Backed Securities – U.S. Government Agency	—	155,814,107	—	155,814,107
Residential Mortgage-Backed Securities	—	110,254,683	—	110,254,683
Residential Mortgage-Backed Securities – U.S. Government Agency Credit Risk Transfer	—	18,669,602	—	18,669,602
Commercial Mortgage-Backed Securities	—	13,435,947	—	13,435,947
Common Stock	—	2,849,181	—	2,849,181
Short-Term Investments	108,740,666	—	—	108,740,666
Total	$108,740,666	$957,320,717	$—	$1,066,061,384
Other Financial Instruments
Assets
Futures Contracts*	65,205	—	—	65,205

*	Futures are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Schedule of Open Futures Contracts.
See the Schedule of Investments for further disaggregation of investment categories.

Income ETF
	Level 1	Level 2	Level 3	Total
Assets
Residential Mortgage-Backed Securities	$—	$173,150,493	$—	$173,150,493
Asset-Backed Securities	—	120,371,445	—	120,371,445
Residential Mortgage-Backed Securities – U.S. Government Agency	—	110,930,729	—	110,930,729
Collateralized Loan Obligations	—	60,340,164	—	60,340,164
Corporate Obligations	—	36,741,654	—	36,741,654
Commercial Mortgage-Backed Securities	—	20,972,557	—	20,972,557
Exchange Traded Funds	20,288,936	—	—	20,288,936
Residential Mortgage-Backed Securities – U.S. Government Agency Credit Risk Transfer	—	1,560,817	—	1,560,817
Preferred Stock	—	281,254	—	281,254
Common Stock	—	107,795	0	107,795
Short-Term Investments	18,681,105	—	—	18,681,105
Total	$38,970,041	$524,456,908	$—	$563,426,949
Other Financial Instruments
Liabilities
Futures Contracts*	$(10,091)	$—	$—	$(10,091)

*	Futures are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Schedule of Open Futures Contracts.

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See the Schedule of Investments for further disaggregation of investment categories. Level 3 holdings as of July 31, 2025, are immaterial and no further quantitative information about Level 3 Fair Value Measurements has been included.
Federal Income Taxes – The Funds intend to elect and continue to qualify to be taxed as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds generally will not be subject to federal income tax to the extent they distribute substantially all of their net investment income and capital gains to shareholders. The Funds generally intend to operate in a manner such that they will not be liable for federal income or excise taxes.
The Funds have adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the period ended July 31, 2025, the Funds did not incur any interest or penalties. The Funds have reviewed all open tax years and major jurisdictions and concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Security Transactions and Income Recognition – Investment security transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Interest income and expense is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective yield method, based on each security’s estimated life and recoverable principal and recorded in interest income on the Statements of Operations. Dividend income and corporate transactions, if any, are recorded on the ex- date. Paydown gains and losses on mortgage-related and other ABS are recorded as components of interest income on the Statements of Operations. Payments received from certain investments held by the Funds may be comprised of dividends, capital gains and return of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of the information from the issuer. The actual character of distributions to the Funds’ shareholders will be reflected in the Form 1099 received by shareholders after the end of the calendar year.
Expenses – Expenses incurred by the Trust that do not relate to a specific Fund are allocated to the individual Funds based on each Fund’s relative net assets or another appropriate basis. Expenses attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation and expenses are allocated to each class based on the net assets in relation to the relative net assets of each Fund.
Dividends and Distributions – Distributions from each Fund’s net investment income are accrued daily and typically paid monthly. The Funds intend to distribute their net realized long term capital gains and their net realized short term capital gains, if any, at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or NAV per share of the Funds. For the latest tax year ended January 31, 2025, there were no reclassifications.
Share Valuation – The NAV per share of a class of shares of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, attributable to that class, minus all liabilities (including estimated accrued expenses) attributable to that class by the total

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number of shares of that class outstanding, rounded to the nearest cent. The Funds’ NAV will not be calculated on the days on which the New York Stock Exchange is closed for trading.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the period. Actual results could differ from those estimates.
Indemnifications – Under the Trust’s organizational documents, the Trust will indemnify its officers and trustees for certain liabilities that may arise from performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.
Cash and Cash Equivalents – Cash and cash equivalents are highly liquid assets including coin, currency and short-term investments that typically mature in 30-90 days. Short-term investments can include U.S. Government and government agency securities, investment grade money market instruments, investment grade fixed-income securities, repurchase agreements, commercial paper and cash equivalents. Cash equivalents are extremely low risk assets that are liquid and easily converted into cash. These investments are only considered equivalents if they are readily available and are not restricted by some agreement. When the Adviser believes market, economic or political conditions are unfavorable for investors, the Adviser may invest up to 100% of a Fund’s net assets in cash, cash equivalents or other short-term investments. Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets or the U.S. economy. The Adviser also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. Included in Investments in unaffiliated securities at fair value on the Statements of Assets and Liabilities are investments in First American money market funds held at major financial institutions as follows:

Multi-Strategy Income Fund	$78,539,727
UltraShort Income Fund	$19,570,346
High Yield Opportunities ETF	$4,578,740
Mortgage-Backed Securities ETF	$3,535,388
UltraShort Income ETF	$108,740,666
Income ETF	$18,681,105

Reverse Repurchase Agreements – A reverse repurchase agreement is the sale by the Funds of a security to a party for a specified price, with the simultaneous agreement by the Funds to repurchase that security from that party on a future date at a higher price. Proceeds from securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statements of Operations. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to the Funds. In such situations, the Funds may incur losses as a result of a possible decline in the value of the underlying security during the period while the Funds seek to enforce their rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing its rights. As of July 31, 2025, there were no reverse repurchase agreements held.
NOTE 3. RISKS ASSOCIATED WITH PORTFOLIO ASSETS
Asset-Backed and Mortgage-Backed Securities and Whole Loan Risks – Prepayment risk is associated with MBS and ABS, including CLOs, and whole loans. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Funds’ investments. If interest rates rise,

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there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Funds to lose money. The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers, and the creditworthiness of the parties involved. The ability of the Funds to successfully utilize these instruments may depend on the ability of the Funds’ Adviser to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. Certain MBS may be secured by pools of mortgages on single-family, multi-family properties, as well as commercial properties. Similarly, ABS may be secured by pools of loans, such as corporate loans, student loans, automobile loans and credit card receivables. Whole loans are sold in their entirety rather than being pooled with other mortgages. Whole loans are mortgage loans sold to an investor in a secondary market. The investor purchasing the loan assumes full responsibility of the loan and all the contractual terms and rights associated with the funds. The credit risk on such loans is affected by homeowners or borrowers defaulting on their loans. The values of assets underlying mortgage-backed and ABS, including CLOs, may decline and therefore may not be adequate to cover underlying investors. To the extent the Funds focus their investments in particular types of mortgage-backed or ABS, including CLOs, and whole loans, the Funds may be more susceptible to risk factors affecting such types of investments.
Subordinated Debt of Banks and Diversified Financial Companies – The Funds may invest in subordinated debt securities, sometimes also called “junior debt”, which are debt securities for which the issuer’s obligations to make principal and interest payments are secondary to the issuer’s payment obligations to more senior debt securities. Such investments will consist primarily of debt issued by community banks or savings institutions (or their holding companies), which are subordinated to senior debt issued by the banks and deposits held by the bank, but are senior to trust preferred obligations, preferred stock and common stock issued by the bank.
Investment Company Securities – The Funds may invest in the securities of other investment companies, including ETFs, closed-end funds and open-end (mutual) funds (also called underlying funds). When a Fund invests in underlying funds it will indirectly bear its proportionate share of any fees and expenses payable directly by the underlying fund. In connection with its investments in other investment companies, a Fund will incur higher expenses, many of which may be duplicative. Furthermore, because the Funds may invest in shares of ETFs and underlying funds, their performances are directly related to the ability of the ETFs and underlying funds to meet their respective investment objectives as well as the allocation of each Fund’s assets among the ETFs and underlying funds by the Adviser. Accordingly, the Funds’ investment performance will be influenced by the investment strategies of, and risks associated with, the ETFs and underlying funds in direct proportion to the amount of assets the Funds allocate to the ETFs and underlying funds utilizing such strategies. The Adviser may be subject to potential conflicts of interest in allocating a Fund’s assets to underlying funds, such as a potential conflict in selecting affiliated underlying funds over unaffiliated underlying funds. In addition, a Fund’s portfolio managers may be subject to potential conflicts of interest in allocating the Fund’s assets among underlying funds, as certain of the Fund’s portfolio managers may also manage an affiliated underlying fund in which the Fund may invest. Both the Adviser and a Fund’s portfolio managers have a fiduciary duty to the Fund to act in the Fund’s best interest when selecting underlying funds. Under the oversight of the Board of Trustees, the Adviser will carefully analyze any such potential conflicts of interest and will take steps to minimize and, where possible, eliminate them.
High Yield Securities – The Funds may invest in below investment grade securities. These “high-yield” securities, also known as “junk bonds,” will generally be rated BB or lower by S&P Global Ratings or will be of equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or if unrated, considered by the Adviser to be of comparable quality.
Structured Products – The Funds may invest in certain structured products. Normally, structured products are privately offered and sold (that is, they are not registered under the securities laws); however, an active dealer market may exist for structured products that qualify for Rule 144A transactions. The risks of an investment in a structured product depend largely on the type of the

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collateral securities and the class of the structured product in which the Funds invest. In addition to the normal interest rate, default and other risks of fixed-income securities, structured products carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Funds may invest in structured products that are subordinate to other classes, values may be volatile and disputes with the issuer may produce unexpected investment results.
Common and Preferred Stocks – The Funds may invest in common stock and preferred stock. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price. The Funds may also invest in preferred stock. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.
The fundamental risk of investing in stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income and money market investments. The market values of all securities, including common and preferred stocks, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measures of a company’s worth. If you invest in the Funds, you should be willing to accept the risks of the stock market (to the extent that a Fund invests in common stock) and should consider an investment in the Funds only as a part of your overall investment portfolio.
Warrants – The Funds may invest in warrants. Warrants are securities, typically issued with preferred stock or bonds that give the holder the right to purchase a given number of shares of common stock at a specified price and time. The price of the warrant usually represents a premium over the applicable market value of the common stock at the time of the warrant’s issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations due to adverse market conditions or other factors and failure of the price of the common stock to rise. If the warrant is not exercised within the specified time period, it becomes worthless.
Futures Contracts – The Funds may enter into futures contracts to hedge various investments for risk management as well as speculative purposes. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. Secondary margin limits are required to be maintained while futures are held, as defined by each contract.
During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the fair value of the contract at the end of each day’s trading. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Fund’s cost of entering into a contract. The use of futures contracts involves the risk of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contract and may realize a loss. See Note 4 for information on futures contract activity during the period ended July 31, 2025.

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Swaps – The Funds may invest in credit default swaps, total return swaps, interest rate swaps, equity swaps, currency swaps and other types of swaps. During the year, the Multi-Strategy Income Fund used centrally cleared credit default swaps to hedge credit spread risk on its portfolio. Such transactions are subject to market risk, liquidity risk, risk of default by the other party to the transaction, known as “counterparty risk,” regulatory risk and risk of imperfect correlation between the value of such instruments and the underlying assets and may involve commissions or other costs.
A credit default swap agreement may reference one or more debt securities or obligations that are not currently held by the Funds. The Funds are permitted to enter into a credit default swap as either the protection buyer or seller in the discretion of the Adviser. When buying protection under a credit default swap, the Fund is generally obligated to pay the protection seller an upfront or periodic stream of payments over the term of the contract until a credit event occurs, such as a default of the reference obligation. If no credit event occurs, the Fund may recover nothing if the swap is held through the termination date. However, if a credit event does occur, the Fund may receive the full notional value of the swap in exchange for the face amount of the obligations underlying the swap, the value of which may have significantly decreased. When selling protection under a credit default swap, the Fund receives an upfront or periodic stream of payments over the term of the contract provided that a credit event does not occur. However, as the seller of protection, the Fund effectively adds leverage to its portfolio because it gains exposure to the notional amount of the swap. Entering into a credit default swap may subject a Fund to greater risk than if the Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps also involve illiquidity risk, counter-party risk (for OTC swaps) and credit risk.
Swap agreements are primarily entered into by institutional investors and the value of such agreements may be extremely volatile. Certain swap agreements are traded OTC between two parties, while other more standardized swaps must be transacted through a Futures Commission Merchant and centrally cleared and exchange traded. While central clearing and exchange-trading are intended to reduce counterparty credit and liquidity risk, they do not make a swap transaction risk-free. The current regulatory environment regarding swap agreements is subject to change. The Adviser will continue to monitor these developments, particularly to the extent regulatory changes affect the Funds’ ability to enter into swap agreements. See Note 4 for information on swap activity during the period ended July 31, 2025.
To-Be-Announced Securities – The Funds may invest in to-be-announced securities (“TBAs”). TBAs is a term that is generally used to describe forward-settling MBS. These TBAs are generally issued by U.S. Government Agencies or U.S. Government Sponsored Entities such as Freddie Mac, Fannie Mae and Ginnie Mae. The actual mortgage-backed security that will be delivered to the buyer at the time TBA trades are entered is not known, however, the terms of the acceptable pools of loans that will comprise the mortgage-backed security are determined at the time the trade is entered into (coupon rate, maturity, credit quality, etc.). Investment in TBAs will generally increase the Funds’ exposure to interest rate risk and could also expose the Funds to counterparty default risk. In order to mitigate counterparty default risk, the Funds only enter TBAs with counterparties for which the risk of default is determined to be remote.
Second Lien Risk (Multi-Strategy Income Fund only) – Second lien loans, such as HELOC loans, are generally subject to similar risks as those associated with investments in senior loans. However, the risks associated with second lien loans are higher than the risks of loans with first priority over the collateral because in the event of default on a second lien loan, the first priority lien holder has first claim to the underlying collateral of the loan. It is possible that no collateral value would remain for the second priority lien holder and therefore result in a loss of investment to the Fund. Second lien loans also generally have greater price volatility than senior loans and may be less liquid. Second lien loans are generally of below investment grade quality, and therefore share the same risks as other below investment grade securities.
Commercial Real Estate Risk (Multi-Strategy Income Fund only) – Exposure to commercial real estate comes with a variety of risks, including declines in the value of (or income generated by) real

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estate, risks related to general and local economic conditions, possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets, defaults by borrowers or tenants (particularly during an economic downturn), and changes in interest rates. Any of these situations may result in extended periods during which there is a significant decline in the revenues and net income (or no revenues or net income) generated by a property. If this occurred, it could adversely affect the Fund’s performance.
Macroeconomic Risks – Developments such as public health crises, armed conflict, changing interest rates, inflation, supply chain disruptions, geopolitical risks, natural or environmental disasters, economic sanctions, and tariffs may disrupt economic markets and the prolonged economic impacts of these types of developments are uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration, spread, and conclusion of global events, and such uncertainty may in turn impact the value of the Funds’ investments.
NOTE 4. DERIVATIVE TRANSACTIONS
The value and effect of derivative instruments on the Consolidated Statement of Assets and Liabilities as of July 31, 2025, for the Multi-Strategy Income Fund was as follows:

Derivatives	Type of Derivative Risk	Consolidated Statement of Assets and Liabilities Location	Falr Value of Deposit at Broker for Futures and Swaps	Value of Unrealized Appreciation (Depreciation)*
Futures Contracts	Interest Rate	Deposit at broker for futures	$1,333,647	$145,177
Swaps	Credit	Deposit at broker for swaps	$17,874,003	$(2,873,931)

*
Represents the value of unrealized appreciation (depreciation) as presented in the Consolidated Schedule of Open Futures Contracts and Consolidated Schedule of Centrally Cleared Credit Default Swaps - Buy Protection.

The effect of derivative instruments on the Consolidated Statement of Operations for the period ended July 31, 2025, for the Multi-Strategy Income Fund was as follows:

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Realized Gain (Loss) on Derivatives
Futures Contracts	Interest Rate	Net realized gain (loss) on futures contracts	$5,051,489
Swaps	Credit	Net realized gain (loss) on swaps	$562,284

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Change in Unrealized Appreciation/Depreciation on Derivatives
Futures Contracts	Interest Rate	Net change in unrealized appreciation/depreciation on futures contracts	$519,471
Swaps	Credit	Net change in unrealized appreciation/depreciation on swaps	$(2,774,756)

The average monthly notional value of long and short futures during the period ended July 31, 2025, was $40,211,348 and $(75,483,447), respectively. The average monthly notional value of long swap contracts during the period ended July 31, 2025, was $321,428,571.

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The value and effect of derivative instruments on the Statements of Assets and Liabilities as of July 31, 2025, for the UltraShort Income Fund was as follows:

Derivatives	Type of Derivative Risk	Statements of Assets and Liabilities Location	Fair Value of Deposit at Broker for Futures	Value of Unrealized Appreciation (Depreciation)*
Futures Contracts	Interest Rate	Deposit at broker for futures	$675,124	$1,129,853

*	Represents the value of unrealized appreciation (depreciation) as presented in the Schedule of Open Futures Contracts.
The effect of derivative instruments on the Statements of Operations for the period ended July 31, 2025, for the UltraShort Income Fund was as follows:

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Realized Gain (Loss) on Derivatives
Futures Contracts	Interest Rate	Net realized gain (loss) on futures contracts	$341,387

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Change in Unrealized Appreciation/Depreciation on Derivatives
Futures Contracts	Interest Rate	Net change in unrealized appreciation/depreciation on futures contracts	$199,175

The average monthly notional value of short futures contracts during the period ended July 31, 2025, was $(97,151,141).
The value and effect of derivative instruments on the Statements of Assets and Liabilities as of July 31, 2025, for the Mortgage-Backed Securities ETF was as follows:

Derivatives	Type of Derivative Risk	Statements of Assets and Liabilities Location	Fair Value of Deposit at Broker for Futures	Value of Unrealized Appreciation (Depreciation)*
Futures Contracts	Interest Rate	Deposit at broker for futures	$513,922	$(69,451)

*	Represents the value of unrealized appreciation (depreciation) as presented in the Schedule of Open Futures Contracts.
The effect of derivative instruments on the Statements of Operations for the period ended July 31, 2025, for the Mortgage-Backed Securities ETF was as follows:

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Realized Gain (Loss) on Derivatives
Futures Contracts	Interest Rate	Net realized gain (loss) on futures contracts	$(27,009)

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Change in Unrealized Appreciation/Depreciation on Derivatives
Futures Contracts	Interest Rate	Net change in unrealized appreciation/depreciation on futures contracts	$(78,989)

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The average monthly notional value of long and short futures contracts during the period ended July 31, 2025, was $2,587,618 and $(10,779,067), respectively.
The value and effect of derivative instruments on the Statements of Assets and Liabilities as of July 31, 2025, for the UltraShort Income ETF was as follows:

Derivatives	Type of Derivative Risk	Statements of Assets and Liabilities Location	Fair Value of Deposit at Broker for Futures	Value of Unrealized Appreciation (Depreciation)*
Futures Contracts	Interest Rate	Deposit at broker for futures	$340,326	$65,205

*	Represents the value of unrealized appreciation (depreciation) as presented in the Schedule of Open Futures Contracts.
The effect of derivative instruments on the Statements of Operations for the period ended July 31, 2025, for the UltraShort Income ETF was as follows:

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Realized Gain (Loss) on Derivatives
Futures Contracts	Interest Rate	Net realized gain (loss) on futures contracts	$243,393

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Change in Unrealized Appreciation/Depreciation on Derivatives
Futures Contracts	Interest Rate	Net change in unrealized appreciation/depreciation on futures contracts	$65,205

The average monthly notional value of long and short futures contracts during the period ended July 31, 2025, was $148,170 and $(14,822,614).
The value and effect of derivative instruments on the Statements of Assets and Liabilities as of July 31, 2025, for the Income ETF was as follows:

Derivatives	Type of Derivative Risk	Statements of Assets and Liabilities Location	Fair Value of Deposit at Broker for Futures	Value of Unrealized Appreciation (Depreciation)*
Futures Contracts	Interest Rate	Deposit at broker for futures	$242,418	$(10,091)

*	Represents the value of unrealized appreciation (depreciation) as presented in the Schedule of Open Futures Contracts.
The effect of derivative instruments on the Statements of Operations for the period ended July 31, 2025, for the Income ETF was as follows:

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Realized Gain (Loss) on Derivatives
Futures Contracts	Interest Rate	Net realized gain (loss) on futures contracts	$(268,784)

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July 31, 2025 (Unaudited)(Continued)

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Change in Unrealized Appreciation/Depreciation on Derivatives
Futures Contracts	Interest Rate	Net change in unrealized appreciation/depreciation on futures contracts	$(40,387)

The average monthly notional value of long and short futures contracts during the period ended July 31, 2025, was $1,853,000 and $(16,402,811).
Balance Sheet Offsetting Information – During the ordinary course of business, the Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. As of July 31, 2025, the Funds were not subject to any netting agreements.
The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statements of Assets and Liabilities as of July 31, 2025.

Multi-Strategy Income Fund
				Gross Amounts Not Offset in Consolidated Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets/Liabilities	Gross Amounts Offset in Consolidated Statement of Assets and Liabilities	Net Amounts of Assets Presented in Consolidated Statement of Assets and Liabilities	Financial Instruments*	Cash Collateral Pledged*	Net Amount
Futures Contracts	$212,741	$(67,564)	$145,177**	$ —	$—	$145,177
Swaps	$(2,873,931)	$—	$(2,873,931)***	$—	$2,873,931	$—

UltraShort Income Fund
				Gross Amounts Not Offset in Statements of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Assets Presented in Statements of Assets and Liabilities****	Financial Instruments*	Cash Collateral Pledged*	Net Amount
Futures Contracts	$1,129,853	$ —	$1,129,853	$ —	$ —	$1,129,853

Mortgage-Backed Securities ETF
				Gross Amounts Not Offset in Statements of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Assets Presented in Statements of Assets and Liabilities****	Financial Instruments*	Cash Collateral Pledged*	Net Amount
Futures Contracts	$(69,451)	$ —	$(69,451)	$ —	$69,451	$ —

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July 31, 2025 (Unaudited)(Continued)

UltraShort Income ETF
				Gross Amounts Not Offset in Statements of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Assets Presented in Statements of Assets and Liabilities****	Financial Instruments*	Cash Collateral Pledged*	Net Amount
Futures Contracts	$65,205	$ —	$65,205	$ —	$ —	$65,205

Income ETF
				Gross Amounts Not Offset in Statements of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Assets Presented in Statements of Assets and Liabilities****	Financial Instruments*	Cash Collateral Pledged*	Net Amount
Futures Contracts	$(10,091)	$ —	$(10,091)	$ —	$10,091	$ —

*	The amount is limited to the net amounts of financial assets and liabilities and accordingly does not include excess collateral pledged.
**
Represents the value of unrealized appreciation (depreciation) as presented in the Consolidated Schedule of Open Futures Contracts, which is included in deposit at broker for futures on the Consolidated Statements of Assets and Liabilities.

***
Represents the value of unrealized appreciation (depreciation) as presented in the Consolidated Schedule of Centrally Cleared Credit Default Swaps - Buy Protection, which is included in depreciation on swaps on the Consolidated Statements of Assets and Liabilities.

****
Represents the value of unrealized appreciation (depreciation) as presented in the Schedule of Open Futures Contracts, which is included in deposit at broker for futures on the Statements of Assets and Liabilities.

In some instances, the actual collateral received/pledged may be more than the amounts disclosed herein.
NOTE 5. FEES AND OTHER RELATED PARTY TRANSACTIONS
Under the terms of the investment advisory agreement, on behalf of the Funds (the “Agreement”), the Adviser manages the Funds’ investments subject to oversight of the Trustees. As compensation for its management services, the Funds are obligated to pay the Adviser a fee. These fees are included in the Investment advisory line item that is reflected in the Statements of Operations. This fee is computed and accrued daily and paid monthly at an annual rate of the average daily net assets of each Fund as follows:

Multi-Strategy Income Fund	0.89%
UltraShort Income Fund	0.44%
High Yield Opportunities ETF	0.55%
Mortgage-Backed Securities ETF	0.79%
UltraShort Income ETF	0.55%
Income ETF	0.99%

The Adviser is responsible for substantially all the expenses of the ETFs (including expenses of the Trust relating to the ETFs), except for the advisory fees, payments under the ETFs’ 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the Adviser), brokers’ commissions and any other

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transaction related expenses and fees arising out of transactions effected on behalf of the ETFs, litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the ETFs’ business.
The Adviser contractually agreed through May 31, 2026, to waive or limit its fees and to assume other expenses of the Funds, except the High Yield Opportunities ETF, so that the ratio of each Fund’s Total Annual Fund Operating Expenses to average net assets does not exceed the following:

Multi-Strategy Income Fund	0.99%
UltraShort Income Fund	0.35%
Mortgage-Backed Securities ETF	0.49%
UltraShort Income ETF	0.34%
Income ETF	0.79%

Prior to February 1, 2025, the Trust’s contractual expense limitation agreement with the Adviser with respect to the UltraShort Income ETF limited the Fund’s expenses to 0.29% of the Fund’s average daily net assets.
These operating expense limitations do not apply to front-end sales loads, taxes, interest expenses, dividend and interest expenses related to short sales, brokerage commissions, 12b-1 fees, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, any transaction-related expenses and fees arising out of transactions effected on behalf of a Fund, litigation and potential litigation expenses, and other extraordinary expenses not incurred in the ordinary course of a Fund’s business and may only be changed or eliminated by the Board of Trustees upon 60 days’ written notice to the Adviser.
The contractual waiver and/or reimbursement by the Adviser with respect to the Funds is subject to repayment by the Funds within 36 months following the month in which that particular waiver and/or reimbursement occurred, provided that the Funds are able to make the repayment without exceeding the expense limitations described above or the expense limitation in effect at the time of the reimbursement (whichever is lower). During the period ended July 31, 2025, the Adviser waived $6,258 of the Multi- Strategy Income Fund’s expenses, $618,161 of the UltraShort Income Fund’s expenses, $260,503 of the Mortgage-Backed Securities ETF’s expenses, $898,539 of the UltraShort Income ETF’s expenses, and $448,821 of the Income ETF’s expenses. Additionally, during the period ended July 31, 2025, the Multi-Strategy Income Fund repaid $30,766 of previously waived expenses to the Adviser. During the period ended July 31, 2025, The UltraShort Income Fund had $1,267,882 of previously waived expenses expire. The expense limitation agreement specifically refers to amounts that are contractually waived, see Statements of Operations. The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions at July 31, 2025, are included in the table below.

	Total Waived Expenses Recoverable by the Adviser as of 07/31/25	Recoverable Expenses Subject to 36 Month Limit During the Year Ended 01/31/26	Recoverable Expenses Subject to 36 Month Limit During the Year Ended 01/31/27	Recoverable Expenses Subject to 36 Month Limit During the Year Ended 01/31/28	Recoverable Expenses Subject to 36 Month Limit During the Year Ended 01/31/29
Multi-Strategy Income Fund	$23,824	$—	$—	$17,566	$6,258
UltraShort Income Fund	$3,951,012	$919,331	$1,332,490	$1,081,030	$618,161
Mortgage-Backed Securities ETF	$458,293	$—	$—	$197,790	$260,503
UltraShort Income ETF	$2,447,903	$27,107	$209,312	$1,312,945	$898,539
Income ETF	$1,051,725	$11,283	$109,491	$482,130	$448,821

The Adviser has contractually agreed to waive the amount of each Fund’s fees to the extent necessary to offset the proportionate share of the management fees incurred by the Fund through its investment in underlying funds for which the Adviser also serves as investment adviser (affiliated investments). This contractual waiver is not subject to recoupment by the Adviser. This arrangement may

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July 31, 2025 (Unaudited)(Continued)
only be changed or eliminated by the Board of Trustees upon 60 days’ written notice to the Adviser. During the period ended July 31, 2025, the Adviser waived $95,118 of the Multi-Strategy Income Fund’s management fees of underlying funds.
The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Each of the Multi-Strategy Income Fund and the UltraShort Income Fund has adopted a Distribution plan in accordance with Rule 12b-1 under the 1940 Act with respect to the Class A shares, Class A1 shares, and Class C shares, as applicable. Each of the ETFs (with the exception of the High Yield Opportunities ETF) has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act with respect to the Class A shares, Class A1 shares, Class C shares, and the ETFs, as applicable. The Distribution Plan provides that the Multi-Strategy Income Fund and the UltraShort Income Fund will pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of Class A shares and Class A1 shares, as applicable, and at an annual rate of up to 1.00% of the average daily net assets of Class C shares. The Distribution Plan for the ETFs has not been activated. No distribution fees are paid by Institutional Class shares. These fees may be used by the Distributor to provide compensation for sales support, distribution activities or shareholder servicing activities. These fees are included in the 12b-1 line items that are reflected in the Statements of Operations.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Funds. Fund Services also serves as the Funds’ fund accountant and transfer agent. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds. U.S. Bank, N.A. (the “Custodian”) serves as custodian to the Funds. These fees are included in the Fund accounting, Transfer agent, Administration, and Custodian line items that are reflected in the Statements of Operations.
The Funds make reimbursement payments to the Adviser for the salary associated with the Chief Compliance Officer. The compliance fees expensed by the Funds during the period ended July 31, 2025, are included in the Compliance line item that is reflected in the Statements of Operations.
Certain officers, Trustees and shareholders of the Funds are also owners or employees of the Adviser. Each Trustee who is not an “interested person” as defined in the 1940 Act (i.e., an “Independent Trustee”) of the “Fund Complex” (which includes the Funds, as well as each series of Angel Oak Strategic Credit Fund, Angel Oak Financial Strategies Income Term Trust, and Angel Oak Credit Opportunities Term Trust, affiliated registrants not disclosed in this report) receives an annual retainer of $75,000 (pro-rated for any periods less than one year) paid quarterly as well as $12,000 for attending each regularly scheduled meeting in connection with his or her service on the Board of the Fund Complex. In addition, each Committee Chair receives additional annual compensation of $12,000 (pro-rated for any periods less than one year), and the Chair of the Board receives an additional $17,000. Independent Trustees are eligible for reimbursement of out-of-pocket expenses incurred in connection with attendance at meetings. For the period ended July 31, 2025, the aggregate compensation paid to the Independent Trustees by the Fund Complex was $278,500. Each Fund’s allocated portion of the trustee compensation is included in the Trustee line item that is reflected in the Statements of Operations, which is paid by the Adviser for the ETFs due to the unitary fee structure. The Funds’ Statements of Additional Information includes additional information about the Trustees and is available upon request by calling toll-free (855) 751-4324.

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NOTE 6. INVESTMENT TRANSACTIONS
For the period ended July 31, 2025, purchases and sales of investment securities, other than short-term investments and short-term U.S. Government securities, were as follows:

	Purchases	Sales
Multi-Strategy Income Fund	$1,162,587,866	$1,338,078,233
UltraShort Income Fund	$391,946,003	$209,467,508
High Yield Opportunities ETF	$22,103,225	$17,899,405
Mortgage-Backed Securities ETF	$74,904,193	$120,823,167
UItraShort Income ETF	$568,575,842	$338,763,672
Income ETF	$330,773,344	$161,919,619

For the period ended July 31, 2025, purchases and sales of long-term U.S. Government securities (included in the aggregate purchases and sales of investment securities displayed in the table above) were as follows:

	Purchases	Sales
Multi-Strategy. Income Fund	$217,897,373	$371,797,217
UltraShort Income Fund	$73,015,294	$24,305,529
High Yield Opportunities ETF	$—	$—
Mortgage-Backed Securities ETF	$43,185,925	$99,158,458
UltraShort Income ETF	$100,970,739	$77,393,305
Income ETF	$58,529,298	$29,919,788

NOTE 7. TRANSACTIONS WITH AFFILIATES
The Funds’ ownership of shares of affiliates represents holdings for which the Funds and the underlying investee fund have the same investment adviser or where the investee fund’s investment adviser is under common control with the Funds’ investment adviser.
The Multi-Strategy Income Fund had the following investments in affiliates during the period ended July 31, 2025:

Security Name	Value as of 01/31/25	Purchases	Sales	Net Realized Gain (Loss) on Investments in Affiliates	Net Change in Unrealized Appreciation/ Depreciation on Investments in Affiliates	Value as of 07/31/25	Share/Par Balance	Dividend Income
High Yield Opportunities ETF	$25,121,512	$—	$(7,581,138)	$(314,725)	$235,886	$17,461,535	1,575,240	$699,443
Mortgage-Backed Securities ETF	19,217,083	—	(8,829,145)	(1,499,673)	1,601,992	10,490,257	1,224,882	393,545
Geary	—	7,312,500	—	—	19,207	7,331,707	7,068,750	—
Octavia	8,003,750	446,500	—	—	641,210	9,091,460	8,003,750	—
Leavenworth	—	2,945,000	—	—	9,424	2,954,424	2,945,000	—
Total	$52,342,345	$10,704,000	$(16,410,283)	$(1,814,398)	$2,507,719	$47,329,383	20,817,622	$1,092,988

NOTE 8. BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. At July 31, 2025, National Financial Services, LLC owned, as record shareholder, 39% of the outstanding shares of the UltraShort Income Fund. It is not known whether any underlying beneficial owners owned or controlled 25% or more of the voting securities of the Funds. At July 31, 2025, no record shareholder held more than 25% of the outstanding shares of the Multi-Strategy Income Fund.

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NOTE 9. FEDERAL TAX INFORMATION
The tax characterization of distributions paid for the latest tax year or period ended January 31, 2025, and January 31, 2024, were as follows:

	Multi-Strategy Income Fund		UltraShort Income Fund		High Yield Opportunities ETF
	2025	2024	2025	2024	2025	2024
Distributions paid from:
Ordinary Income	$163,971,172	$165,770,788	$23,774,886	$25,461,448	$6,059,277	$4,560,952
Net Long-Term Capital Gain	—	—	—	—	—	—
Total .	$163,971,172	$165,770,788	$23,774,886	$25,461,448	$ 6,059,277	$4,560,952

	Mortgage-Backed Securities ETF		UltraShort Income ETF		Income ETF
	2025	2024	2025	2024	2025	2024
Distributions paid from:
Ordinary Income	$3,507,320	$1,506,825	$29,614,235	$5,260,978	$16,887,023	$3,938,223
Net Long-Term Capital Gain	—	—	67,758	—	146,205	—
Total	$3,507,320	$1,506,825	$29,681,993	$ 5,260,978	$17,033,228	$3,938,223

As of the latest tax year ended January 31, 2025, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

	Multi-Strategy Income Fund	UltraShort Income Fund	High Yield Opportunities ETF	Mortgage- Backed Securities ETF	UltraShort Income ETF	Income ETF
Tax Cost of Investments	$3,201,209,778	$484,157,940	$117,087,716	$221,941,893	$733,759,806	$371,763,242
Unrealized Appreciation*	30,247,812	2,838,405	1,704,666	1,026,453	2,706,717	3,601,775
Unrealized Depreciation*	(302,270,470)	(8,916,089)	(2,881,676)	(1,921,235)	(520,009)	(3,729,300)
Net Unrealized Appreciation (Depreciation)*	(272,022,658)	(6,077,684)	(1,177,010)	(894,782)	2,186,708	(127,525)
Undistributed Ordinary Income	4,041,508	509,002	558,619	577,415	3,173,477	1,331,487
Undistributed Long-Term Gain (Loss)	—	—	—	—	48,554	355,543
Accumulated Gain (Loss)	4,041,508	509,002	558,619	577,415	3,222,031	1,687,030
Other Accumulated Gain (Loss)	(1,685,384,129)	(49,394,200)	(4,947,469)	(5,193,667)	(2,843,170)	(1,603,021)
Distributable Earnings (Accumulated Deficit)	$(1,953,365,279)	$(54,962,882)	$(5,565,860)	$(5,511,034)	$2,565,569	$(43,516)

*	Represents aggregated amounts of Funds’ investments, reverse repurchase agreements, futures, and swaps.
The temporary differences between book basis and tax basis in the Funds are primarily attributable to wash sales, partnership adjustments, amortization of callable bonds, preferred stock basis adjustments, future contracts marked-to market, and dividends payable.
As of the latest tax year ended January 31, 2025, the Funds had available for federal tax purposes an unused capital loss carryforward, which is available for offset against future taxable net

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July 31, 2025 (Unaudited)(Continued)
capital gains. To the extent these carryforwards are used to offset futures gains, it is probable that the amount offset will not be distributed to shareholders. The carryforwards expire as follows:

	Multi-Strategy Income Fund	Ultra Short Income Fund	High Yield Opportunities ETF	Mortgage-Backed Securities ETF	UltraShort Income ETF	Income ETF
No expiration short-term	$502,440,351	$29,370,657	$950,679	$501,732	$ —	$ —
No expiration long-term	$1,178,154,308	$19,595,398	$3,500,352	$4,165,966	$—	$—
Total	$1,680,594,659	$48,966,055	$4,451,031	$4,667,698	$—	$—

For the latest tax year ended January 31, 2025, the Funds’ utilization of capital loss carryforward was as follows:

Multi-Strategy Income Fund	$ —
UltraShort Income Fund	$—
High Yield Opportunities ETF	$885,459
Mortgage-Backed Securities ETF	$—
UltraShort Income ETF	$47,846
Income ETF	$—

Certain capital losses incurred after October 31 and within the current taxable year, are deemed to arise on the first business day of the Funds’ following taxable year. For the latest tax year ended January 31, 2025, the Funds did not defer any post-October losses.
NOTE 10. CREDIT AGREEMENTS
In August 2015, as amended July 26, 2023, the Multi-Strategy Income Fund entered into a $200 million secured, committed, margin facility (the “Facility”) with Société Générale, which expired in August 2024. The Facility was subsequently renewed on August 22, 2024, extending the expiration date to August 23, 2026, but can be terminated prior to this date by either party with 90 days’ notice. Under the Facility, interest is charged at a floating rate based on the SOFR rate plus 1.6% and is payable on the last day of each interest period, which was 5.99% as of July 31, 2025. For the period ended July 31, 2025, the average principal balance and interest rate was approximately $100,000,000 and 5.93%, respectively. The Multi-Strategy Income Fund is required to pay a commitment fee under the Facility on undrawn amounts, and an additional fee if the level of debt outstanding falls below a certain percentage. During the reporting period the Multi-Strategy Income Fund was required to pay these commitment fees on undrawn amounts, which was 0.40% as of July 31, 2025. For the period ended July 31, 2025, these expenses and commitment fees, amounted to $3,284,500 and are included in the Interest expense line item that is reflected in the Consolidated Statement of Operations. Under the terms of the Facility, the Multi-Strategy Income Fund is also required to satisfy certain collateral requirements and maintain a certain level of net assets. For additional collateral information, see the Consolidated Schedule of Investments. As of July 31, 2025, the outstanding principal balance under the Facility was $100 million. The amount of the maximum loan outstanding during the period was $100 million from February 1, 2025, through July 31, 2025.
U.S. Bank, N.A. has made available to the Funds a $400 million unsecured credit facility, pursuant to a Loan Agreement (“Agreement”) effective June 8, 2016, expiring on April 25, 2026, for the purposes of having cash available to satisfy redemption requests. Prior to April 25, 2025, the credit facility had a maximum principal availability of $275 million. Advances under the Agreement would be limited to the lesser of $400 million or 20% of the unencumbered assets of the UltraShort Income Fund, the Mortgage-Backed Securities ETF, the UltraShort Income ETF, and Income ETF; or 15% of the unencumbered assets of the High Yield Opportunities ETF; or 10% of the unencumbered assets of the Multi-Strategy Income Fund. Principal is due 45 days after the initial advance and at maturity. Interest is

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July 31, 2025 (Unaudited)(Continued)
payable monthly in arrears. Under the credit facility, the interest rate paid by the Funds on outstanding borrowings is equal to the lender’s prime rate, minus 1.00% which was 6.50% as of July 31, 2025. For the period ended July 31, 2025, the Funds’ activity under the credit facility was as follows:

	Average Loan Balance	Average Interest Rate	Maximum Loan Outstanding	Period Maximum Loan was Outstanding
Multi-Strategy Income Fund	$5,745,000	6.50%	$7,490,000	April 1, 2025

As of July 31, 2025, the Funds had no outstanding borrowings under this agreement.
NOTE 11. ACCOUNTING PRONOUNCEMENTS AND/OR REGULATORY UPDATES
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through Fund’s investments in accordance with its investment objective. Each Fund’s Chief Operating Decision Maker (“CODM”) is the Principal Financial Officer, Chief Investment Officer, Head of Portfolio Management - Public Strategies, and the Risk Committee. The CODM assesses performance based on a Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of a Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.
NOTE 12. SUBSEQUENT EVENTS
Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments other than the following:
Effective October 1, 2025, Ward Bortz is expected to replace Adam Langley as President of the Trust.

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1. Shareholder Notification of Federal Tax Status
For the latest tax year ended January 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.80% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 23.80%.
For the latest tax year ended January 31, 2025, the Multi-Strategy Income Fund, UltraShort Income Fund, High Yield Opportunities ETF, Mortgage-Backed Securities, UltraShort Income ETF, and Income ETF paid qualified dividend income of 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, and 0.00%, respectively.
For the latest tax year ended January 31, 2025, the percentage of ordinary income dividends paid by the Multi-Strategy Income Fund, UltraShort Income Fund, High Yield Opportunities ETF, Mortgage- Backed Securities, UltraShort Income ETF, and Income ETF that qualifies for the dividends received deduction available to corporations was 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, and 0.00%, respectively.
For the latest tax year ended January 31, 2025, the percentage of taxable ordinary income distributions for the Multi-Strategy Income Fund, UltraShort Income Fund, High Yield Opportunities ETF, Mortgage-Backed Securities, UltraShort Income ETF, and Income ETF that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) was 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, and 5.21%, respectively.
For the latest tax year ended January 31, 2025, the percentage of taxable ordinary income distributions for the Multi-Strategy Income Fund, UltraShort Income Fund, High Yield Opportunities ETF, Mortgage-Backed Securities, UltraShort Income ETF, and Income ETF that are designated as interest related dividends under Internal Revenue 871(k)1(c) was 91.04%, 81.73%, 86.98%, 93.99%, 82.06%, and 78.38%, respectively.
2. Distribution of Premiums and Discounts
Information regarding how often shares of the High Yield Opportunities ETF, Mortgage-Backed Securities ETF, UltraShort Income ETF, and Income ETF trade on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available on the Funds’ website at www.angeloakcapital.com.

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The below information is required disclosure from Form N-CSR.
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies
At a Special Meeting of Shareholders held on June 26, 2025, shareholders voted on the election of Clayton Triick as a Trustee to the Board of Trustees to serve an indefinite term based on the following results:

	For	Against	Abstain
Angel Oak Funds Trust	363,598,250	0	2,267,440

Alvin R. Albe, Jr., Ira P. Cohen, Keith M. Schappert, Andrea Mullins, and Cheryl M. Pate continued to serve as Trustees to the Board of Trustees following the Special Meeting of Shareholders.
At a Special Meeting of Shareholders held on June 26, 2025, shareholders also voted on a new Investment Advisory Agreement between each of the Multi-Strategy Income Fund and UltraShort Income Fund and the Adviser, based on the following results:

	For	Against	Abstain
Multi-Strategy Income Fund	213,976,661	650,117	229,166
UltraShort Income Fund	26,288,738	131,432	27,514

With respect to the High Yield Opportunities ETF, the Special Meeting of Shareholders was adjourned until July 22, 2025, and shareholders voted on a new Investment Advisory Agreement between the Fund and the Adviser, based on the following results:

	For	Against	Abstain
High Yield Opportunities ETF	5,535,902	25,670	148,644

With respect to the Income ETF, the Special Meeting of Shareholders was adjourned until July 29,
2025, and shareholders voted on a new Investment Advisory Agreement between the Fund and the Adviser, based on the following results:

	For	Against	Abstain
Income ETF	10,377,323	31,586	735,306

With respect to the Mortgage-Backed Securities ETF and UltraShort Income ETF, the Special Meeting of Shareholders was adjourned until a later date to allow additional time for shareholders to vote on a new Investment Advisory Agreement between each Fund and the Adviser.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Each Trustee who is not an “interested person” (i.e., an “Independent Trustee”) of the Fund Complex (which includes affiliated registrants not disclosed in this report) receives an annual retainer of $75,000 (pro-rated for any periods less than one year) paid quarterly as well as $12,000 for attending each regularly scheduled meeting in connection with his or her service on the Board of the Fund Complex. In addition, each Committee Chair receives additional annual compensation of $12,000 (pro-rated for any periods less than one year), and the Chair of the Board receives an additional $17,000. Independent Trustees are eligible for reimbursement of out-of-pocket expenses incurred in connection with attendance at meetings.

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Item 11. Statement Regarding the Basis for the Approval of New Investment Advisory Agreements and Interim Investment Advisory Agreements
Pursuant to Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), at a meeting held on April 23, 2025 (the “Special Board Meeting”), the Board of Trustees (the “Board”) of Angel Oak Funds Trust (the “Trust”) considered the approval of new investment advisory agreements (the “New Investment Advisory Agreements”) between the Trust, on behalf of the Angel Oak Multi-Strategy Income Fund (the “Multi-Strategy Income Fund”), the Angel Oak High Yield Opportunities ETF (“High Yield Opportunities ETF”), the Angel Oak UltraShort Income Fund (the “UltraShort Income Fund”), the Angel Oak UltraShort Income ETF (the “UltraShort Income ETF”), the Angel Oak Income ETF (the “Income ETF”), and the Angel Oak Mortgage-Backed Securities ETF (the “Mortgage-Backed Securities ETF”) (each, a “Fund” and, collectively, the “Funds”), and Angel Oak Capital Advisors, LLC (the “Adviser” or “Angel Oak”). The Multi-Strategy Income Fund is the successor in interest to a fund having the same name and investment objective that was included as a series of another investment company, Valued Advisers Trust, and that was also advised by Angel Oak (the “Predecessor Multi-Strategy Income Fund”). The Predecessor Multi-Strategy Income Fund was reorganized into the Fund on April 10, 2015.
At the Special Board Meeting, the Board noted that Brookfield Asset Management Ltd. ("Brookfield") was expected to acquire a majority of Angel Oak Companies, LP, the parent of Angel Oak Asset Management Holdings, LLC, itself the parent of Angel Oak (the “Transaction”) and, in turn, the closing of the Transaction would result in a change of control of Angel Oak (the “Change of Control”). Consistent with applicable requirements under the 1940 Act, the existing investment advisory agreements between Angel Oak and the Trust, on behalf of each Fund (the “Existing Investment Advisory Agreements”), contain a provision that the Existing Investment Advisory Agreements will automatically terminate in the event of an “assignment” (as defined in the 1940 Act).
The relevant provisions of the 1940 Act specifically provide that it is the duty of the Board to request and evaluate such information as the Board determines is necessary to allow it to properly consider the approval of each New Investment Advisory Agreement, and it is the duty of the Adviser to furnish the Trustees with information that is responsive to their request. Accordingly, in determining whether to approve the New Investment Advisory Agreements between the Adviser and the Trust, on behalf of each Fund, the Board requested, and the Adviser and Brookfield provided, information and data relevant to the Board’s consideration. This included materials prepared by the Adviser, Brookfield and an independent third-party data provider (the “Outside Data Provider”) that provided the Board with information regarding the fees and expenses of each Fund, as compared to other similar funds. The Board also considered responses to Trustees’ questions at the Special Board Meeting.
With respect to the Transaction, the Board reviewed materials received from the Adviser and Brookfield, including information relating to the reasons for the Transaction and other information relating to Brookfield’s plans with respect to its majority ownership in the Adviser. The Board also reviewed information regarding Brookfield, including, but not limited to: (a) information regarding the new proposed ownership structure and any possible effect on shareholders; (b) the culture of Brookfield and its alignment with that of the Adviser; (c) the potential distribution arrangements that Brookfield may offer the Adviser and each Fund, particularly with institutional investors; (d) information regarding other similar transactions in which Brookfield has engaged; and (e) potential synergies and collaboration between the Adviser and Brookfield following the completion of the Transaction.
Following their review and consideration, the Trustees determined that the New Investment Advisory Agreements with respect to each Fund would enable shareholders of each Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of each Fund and their shareholders. Accordingly, the Board, including those Trustees who are not considered to be “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), unanimously approved the New Investment Advisory Agreements. In reaching their decision, the Trustees requested and obtained from the Adviser such information as they deemed reasonably necessary to evaluate the New Investment Advisory Agreements. The Trustees also carefully considered the profitability data and comparative fee and expense information prepared by the Adviser. In considering the New Investment

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Advisory Agreements with respect to each Fund, the Trustees evaluated a number of factors that they believed, in light of their reasonable business judgment, to be relevant. Before voting on the New Investment Advisory Agreements, the Independent Trustees reviewed the New Investment Advisory Agreements with independent legal counsel to the Independent Trustees and received a memorandum from independent legal counsel to the Independent Trustees discussing the legal standards for their consideration of the New Investment Advisory Agreements. The Trustees also discussed the New Investment Advisory Agreements with independent legal counsel in executive sessions at which no representatives of the Adviser or Brookfield were present. The Trustees based their decision on the following considerations, among others, although they did not identify any single specific consideration or any particular information that was controlling of their decision:
The nature, extent and quality of the advisory services to be provided. The Trustees concluded that the Adviser is capable of providing high quality services to each Fund, as indicated by the nature and quality of services provided in the past to each Fund and other registered investment companies advised by the Adviser (the “Angel Oak Funds”), the Adviser’s management capabilities demonstrated with respect to each Fund, the professional qualifications and experience of each of the portfolio managers of each Fund, the Adviser’s investment and management oversight processes, and the competitive investment performance of each Fund. The Board noted that there would be no differences between the scope of services required to be provided by the Adviser under the Existing Investment Advisory Agreements and the scope of services required to be provided by the Adviser under the New Investment Advisory Agreements. The Board noted that the key investment and management personnel of the Adviser servicing each Fund are expected to remain with the Adviser following the Transaction. The Trustees also considered Brookfield’s representations to the Board that the Adviser would continue to provide investment and related services that were materially the same quality and quantity as services provided to each Fund in the past, and that these services are appropriate in scope and extent in light of each Fund’s operations, the competitive landscape of the investment company business and investor needs. On the basis of the Trustees’ assessment of the nature, extent and quality of the advisory services provided by the Adviser, the Trustees concluded that, under the New Investment Advisory Agreements, it was expected that the Adviser would continuing to generate a level of long-term investment performance that is appropriate in light of each Fund’s investment objectives, policies and strategies and competitive with many other comparable investment companies.
The investment performance of each Fund. The Trustees concluded on the basis of information derived from independent third-party data that the Adviser had achieved investment performance that was competitive relative to each Fund’s category, as established by the Outside Data Provider (the “Categories”), and smaller peer groups of comparable funds (the “Peer Groups”) over short- and longer-term trailing periods. In considering the performance of each Fund, the Trustees reviewed reports comparing each Fund’s performance to: (i) its Peer Group; (ii) its Category; and (iii) its benchmark index.
With respect to the Multi-Strategy Income Fund (which commenced operations in June 2011), the Trustees observed that the Fund’s Institutional Class shares had ranked in the first quartile of the Fund’s Peer Group for the period since the inception of the Institutional Class shares and in the third quartile over the one-, three-, five-year and ten-year periods ended December 31, 2024. The Trustees further noted that the Multi-Strategy Income Fund’s Institutional Class shares had outperformed the Fund’s benchmark index, the Bloomberg U.S. Aggregate Bond Index, over the one-, three-, five-, and ten-year periods ended December 31, 2024, and for the period since the inception of the Institutional Class shares.
With respect to the UltraShort Income Fund (which commenced operations in April 2018), the Trustees observed that the Fund’s Institutional Class shares had ranked in the first quartile of the Fund’s Peer Group over the one year-period ended December 31, 2024, in the second quartile for the period since the Fund’s inception, in the third quartile over the five-year period ended December 31, 2024, and in the fourth quartile over the three-year period ended December 31, 2024. The Trustees further noted that the Fund’s Institutional Class shares had outperformed the Fund’s benchmark indices, the Bloomberg U.S. Aggregate Bond Index, the Bloomberg U.S. Short Treasury: 9-12 Months Index, and the Bloomberg Short Term Government/Corporate Index, over the one-, three- (with the exception of the Bloomberg

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Short Term Government/Corporate Index), and five-year periods ended December 31, 2024, and the period since the Fund’s inception, and had underperformed the Bloomberg Short Term Government/Corporate Index during the three-year period ended December 31, 2024.
With respect to the UltraShort Income ETF (which commenced operations in October 2022), the Trustees observed that the Fund had ranked in the first quartile of the Fund’s Peer Group over the one-year period ended December 31, 2024, and the period since the Fund’s inception. The Trustees further noted that the Fund had outperformed its benchmark indices, the Bloomberg U.S. Aggregate Bond Index, the Bloomberg U.S. Treasury Bills Index, and the Bloomberg Short Term Government/Corporate Index, over the one-year period ended December 31, 2024, and for the period since the Fund’s inception.
With respect to the Income ETF (which commenced operations in November 2022), the Trustees observed that the Fund had ranked in the first quartile of the Fund’s Peer Group over the one-year period ended December 31, 2024, and the period since the Fund’s inception. The Trustees further noted that the Fund had outperformed its benchmark index, the Bloomberg U.S. Aggregate Bond Index, over the one-year period ended December 31, 2024, and for the period since the Fund’s inception.
With respect to the High Yield Opportunities ETF (which commenced operations in February 2024, but has performance data based on the performance of the institutional class of the predecessor fund prior to this date), the Trustees observed that the Fund had ranked in the first quartile of the Fund’s Peer Group over the three-year and five-year periods ended December 31, 2024, in the second quartile of the Fund’s Peer Group over the one-year period ended December 31, 2024. The Trustees noted that none of the other members of the Fund’s Peer Group have performance for the ten-year period and the period since the Fund’s inception for comparison purposes. The Trustees further noted that the Fund had outperformed its benchmark indices, the Bloomberg U.S. Aggregate Bond Index and the Bloomberg Corporate High Yield Index, over the one-year, three-year, five-year and ten-year periods ended December 31, 2024, and for the period since the Fund’s inception (with the exception of the Bloomberg Corporate High Yield Index), and had underperformed the Bloomberg Corporate High Yield Index for the period since the Fund’s inception.
With respect to the Mortgage-Backed Securities ETF (which commenced operations in February 2024, but has performance data based on the performance of the institutional class of the predecessor fund prior to this date), the Trustees observed that the Fund had ranked in the first quartile of the Fund’s Peer Group over the one-year and three-year periods ended December 31, 2024, and the period since the Fund’s inception. The Trustees further noted that the Fund had outperformed its benchmark indices, the Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Mortgage-Backed Securities Index, over the one-year and three-year periods ended December 31, 2024, and for the period since the Fund’s inception.
Based on the representations made by Brookfield at the Special Board Meeting that the Adviser would continue to operate following the closing of the Transaction in much the same manner as it currently operates, the Board concluded that the investment performance of the Adviser was not expected to be affected by the Transaction and the Adviser is capable of generating a level of long-term investment performance that is appropriate in light of each Fund’s investment objectives, policies and strategies and competitive with many other investment companies.
The cost of advisory services provided and the level of profitability. On the basis of comparative information derived from the expense data provided to the Board, the Trustees determined that the management fee of each of the UltraShort Income Fund, UltraShort Income ETF, Mortgage-Backed Securities ETF, High Yield Opportunities ETF, and Income ETF was higher than the median management fee in their respective Peer Groups. They further observed that the management fee of the Multi-Strategy Income Fund was equal to the median management fee in its Peer Group. The Trustees also determined that the net expense ratio of each of the Multi-Strategy Income Fund and the UltraShort Income Fund was lower than the median net expense ratio for funds in their respective Peer Groups. They further observed that the net expense ratio of each of the UltraShort Income ETF, Mortgage-Backed Securities ETF, High Yield Opportunities and Income ETF was higher than the median net expense ratio for funds in their respective Peer Groups.

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The Board noted that the quality of services provided by the Adviser and the relatively strong performance of the Angel Oak Funds demonstrated that the advisory fee still offered an appropriate value for each Fund and its shareholders. In addition, the Trustees noted that, with respect to each Fund that is subject to an Operating Expense Limitation Agreement, the Adviser has agreed to extend the current Operating Expense Limitation Agreements through September 30, 2027 if the New Investment Advisory Agreements are approved by shareholders and the Transaction closes on or before September 30, 2025.
The Board also reviewed the fees that the Adviser charges its other clients for discretionary portfolio management services, noting that the firm has a variety of account types with different fee arrangements, but none with similar investment objectives and strategies as each Fund. The Board considered the fee rates charged by the Adviser to manage such funds and accounts. The Board took into account the unique management requirements involved in managing a registered investment company as opposed to other types of funds and accounts.
The Board also reviewed detailed profitability information and considered the Adviser’s current level of profitability with respect to each Fund and noted that the Adviser’s profitability was acceptable and not excessive and consistent with applicable industry averages and that the Adviser is committed to using its own resources to help improve the services it provides for the benefit of each Fund. The Trustees also noted that the Adviser has provided information regarding its methodology for attributing profitability to each Fund, as opposed to its other lines of business. The Trustees also took into consideration the nature and extent of expenses that are borne directly by the Adviser from its own financial resources to help to market and promote each Fund. Accordingly, on the basis of the Board’s review of the fees to be charged by the Adviser for investment advisory services, the investment advisory and other services provided to the Funds by the Adviser, and the estimated profitability of the Adviser’s relationship with each Fund, the Board concluded that the level of investment advisory fees and the Adviser’s profitability are appropriate in light of the investment advisory fees, overall expense ratios and investment performance of comparable investment companies and the historical profitability of the relationship between each Fund and the Adviser. The Trustees considered the profitability of the Adviser both before and after the impact of the marketing-related expenses that the Adviser incurs out of its own resources in connection with its management of each Fund.
At the Special Board Meeting, the Trustees considered the fact that the fee rates payable to the Adviser would be the same under each Fund’s New Investment Advisory Agreement as they are under each Fund’s Existing Investment Advisory Agreement. The Trustees also noted that each Fund’s applicable fee waiver/expense limitation agreements with the Adviser would remain in effect, if the New Investment Advisory Agreements are approved by shareholders and the Transaction is completed. With respect to anticipated profitability, the Trustees noted that it was too early to predict whether and to what extent the Transaction would affect the Adviser’s profitability with respect to each Fund, but noted that this matter would be given further consideration on an ongoing basis. Overall, the Trustees concluded that the fees to be paid under the New Investment Advisory Agreements are reasonable.
The extent to which economies of scale may be realized as the Funds grow and whether the advisory fee reflects possible economies of scale. While it was noted that each Fund’s investment advisory fee under the Existing Investment Advisory Agreements and New Investment Advisory Agreements will not decrease as each Fund’s assets grow because each Fund is not subject to investment advisory fee breakpoints, the Trustees concluded that each Fund’s investment advisory fee was appropriate in light of the projected size of each Fund and appropriately reflects the current economic environment for the Adviser and the competitive nature of the fund market. The Trustees then noted that they would have the opportunity to periodically re-examine whether each Fund had achieved economies of scale and the appropriateness of the investment advisory fee payable to the Adviser with respect to each Fund, in the future, at which time the implementation of fee breakpoints on a Fund could be considered. The Trustees noted the past improvements made to the Adviser’s infrastructure and services provided to each Fund, which had been funded by the advisory fees received by the Adviser. Finally, the Trustees noted the Adviser’s statement that economies of scale could not be predicted in advance of the closing of the Transaction.

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Benefits to the Adviser from its relationship with the Funds (and any corresponding benefits to the Funds). The Trustees concluded that other benefits derived by the Adviser from its relationship with each Fund are reasonable and fair and consistent with industry practice and the best interests of each Fund and its shareholders. The Trustees also considered the terms of the Transaction and the financial benefits that it brings to the current parent company of the Adviser and noted that those financial benefits are available, in part, because of the involvement of the Adviser in the Transaction. The Trustees also noted that the Transaction is expected to place the Adviser on strong financial footing, enhancing its ability to provide continuous services to each Fund and that each Fund could benefit from the potential synergies and collaboration between the Adviser and Brookfield.
Other Considerations. In approving the New Investment Advisory Agreements, the Trustees determined that the Adviser has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage each Fund in a professional manner that is consistent with the best interests of each Fund and its shareholders and that that commitment was expected to remain in place after the Transaction. The Trustees also concluded that the Adviser has made a significant entrepreneurial commitment to the management and success of each Fund, which entails a substantial financial and professional commitment, including the Operating Expense Limitation Agreements under which the Adviser has undertaken to waive a portion of its fees to the benefit of the Funds’ shareholders to the extent necessary in accordance with the terms of the Operating Expense Limitation Agreements. The Trustees observed that the waivers are subject to recoupment under the terms of the Operating Expense Limitation Agreements. The Adviser’s financial commitment to each Fund also included the payment of organizational, offering and distribution costs for each Fund when they were launched. The Board also considered matters with respect to the brokerage practices of the Adviser, including its best-execution procedures, and noted that these were reasonable and consistent with standard industry practice.
Following further discussion and the consideration of questions raised by the Independent Trustees, the Trustees determined that they had received sufficient information relating to each Fund in order to consider the approval of the New Investment Advisory Agreements. It was noted that, in making their determinations, the Trustees had considered and relied upon not only the materials provided to them for use at the Special Board Meeting, but also the information about each Fund and the Adviser that had been provided to them throughout the past year in connection with their regular Board meetings. In reaching their conclusion with respect to the approval of the New Investment Advisory Agreements and the level of fees paid under the New Investment Advisory Agreements, the Trustees did not identify any single factor as controlling, but, rather, the Board took note of a combination of factors that had influenced their decision-making process. They noted the level and quality of investment advisory services provided by the Adviser to each Fund, and they found that these services continued to benefit each Fund and its shareholders and also reflected management’s overall commitment to the continued growth and development of each Fund.
Because the Change of Control would result in the automatic termination of the Existing Investment Advisory Agreements, and in consideration of the possibility that approval of the New Investment Advisory Agreements by the Funds’ shareholders might not be obtained prior to the expiration of the Existing Investment Advisory Agreements, pursuant to Section 15(c) of the 1940 Act and Rule 15a-4 under the 1940 Act, at a meeting held on June 23-24, 2025, the Board considered the approval of interim investment advisory agreements (the “Interim Investment Advisory Agreements”) between the Trust, on behalf of the Funds, and the Adviser, which would take effect upon the expiration of the Existing Investment Advisory Agreements, provided that shareholder approval has not been obtained by that date, and which would expire on the earlier of (1) the closing of the Transaction and concurrent effectiveness of the New Investment Advisory Agreements or (2) 150 days following the effectiveness of the Interim Investment Advisory Agreements. In reaching their decision, the Trustees based their decision on the considerations described above in connection with their approval of the New Investment Advisory Agreements at the Special Board Meeting, among others, although they did not identify any single specific consideration or any particular information that controlled their decision. Accordingly, the Board, including the Independent Trustees, unanimously approved the Interim Investment Advisory Agreements.

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(b)	Each Fund’s Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Response included within Item 7(a) of this Form.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Response included within Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Response included within Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Response included within Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.

Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Angel Oak Funds Trust

By (Signature and Title)*	/s/ Ward Bortz
Ward Bortz, President (Principal Executive Officer)

Date	October 1, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ward Bortz
Ward Bortz, President (Principal Executive Officer)

Date	October 1, 2025

By (Signature and Title)*	/s/ Nilesh Likhite
Nilesh Likhite, Treasurer (Principal Financial Officer)

Date	October 1, 2025

* Print the name and title of each signing officer under his or her signature.